UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08495
NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of principal executive offices) (Zip code)
ERIC E. MILLER, Esq.
1000 CONTINENTAL DRIVE
SUITE 400
King of Prussia, PA 19406
(Name and address of agent for service)
Registrant’s telephone number, including area code: (610) 230-2800
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.
Statement of Investments
July 31, 2009 (Unaudited)
Nationwide International Value Fund

		Market
	Shares	Value
Common Stocks 97.3%
AUSTRALIA 5.7%(a)
Airline 0.7%
Qantas Airways Ltd.	455,836	$879,721

Capital Markets 0.4%
Macquarie Group Ltd.	13,400	492,295

Commercial Banks 2.6%
Australia & New Zealand Banking Group Ltd.	81,700	1,261,624
Commonwealth Bank of Australia	30,300	1,073,243
National Australia Bank Ltd.	47,800	969,857

		3,304,724

Containers & Packaging 0.6%
Amcor Ltd.	171,020	704,714

Metals & Mining 0.6%
BHP Billiton Ltd.	23,000	725,525

Real Estate Management & Development 0.5%
Lend Lease Corp. Ltd.	88,700	573,772

Transportation Infrastructure 0.3%
Macquarie Infrastructure Group	347,534	420,020

		7,100,771

BELGIUM 0.9%(a)
Food & Staples Retailing 0.9%
Delhaize Group(c)	15,200	1,087,824

CANADA 6.1%
Aerospace & Defense 0.5%
Bombardier, Inc., Class B	164,400	583,109

Commercial Banks 1.3%
National Bank of Canada	13,300	717,607
Toronto-Dominion Bank	14,700	861,390

		1,578,997

Diversified Telecommunication Services 0.8%
BCE, Inc.	18,900	433,981
Telus Corp.	21,300	588,370

		1,022,351

Insurance 2.0%
Fairfax Financial Holdings Ltd.	2,728	830,811
Industrial Alliance Insurance and Financial Services, Inc.	22,000	604,643
Intact Financial Corp.	19,300	633,119
Sun Life Financial, Inc.	12,500	427,344

		2,495,917

Oil, Gas & Consumable Fuels 1.5%
Nexen, Inc.	23,300	483,091
Petro-Canada	33,600	1,387,989

		1,871,080

		7,551,454

CHINA 0.0%(a)
Diversified Telecommunication Services 0.0%
China Telecom Corp. Ltd., Class H	6,000	3,120

FINLAND 1.0%(a)
Communications Equipment 1.0%
Nokia OYJ	88,800	1,193,872

FRANCE 13.2%(a)
Automobiles 1.2%
Renault SA*	35,100	1,491,362

Commercial Banks 5.1%
BNP Paribas	32,660	2,371,140
Credit Agricole SA	130,282	1,855,321
Societe Generale	32,235	2,066,292

		6,292,753

Diversified Telecommunication Services 1.3%
France Telecom SA	63,600	1,586,138

Electric Utility 0.9%
Electricite de France	22,900	1,133,950

Food & Staples Retailing 0.5%
Casino Guichard Perrachon SA	9,900	680,111

Media 1.0%
Lagardere SCA	32,700	1,219,956

Oil, Gas & Consumable Fuels 1.4%
Total SA	32,100	1,780,026

Pharmaceuticals 1.8%
Sanofi-Aventis SA	33,950	2,220,930

		16,405,226

GERMANY 13.4%(a)
Air Freight & Logistics 1.0%
Deutsche Post AG	81,300	1,283,882

Airline 0.4%
Deutsche Lufthansa AG	40,100	540,198

Capital Markets 1.4%
Deutsche Bank AG	27,505	1,789,453

Chemicals 1.5%
BASF SE	38,100	1,897,214

Diversified Telecommunication Services 1.2%
Deutsche Telekom AG	113,300	1,450,170

Electric Utility 1.8%
E.ON AG	57,960	2,201,987

Food & Staples Retailing 0.6%
Metro AG	14,000	810,461

Food Products 0.5%
Suedzucker AG(c)	27,000	572,335

Health Care Providers & Services 0.3%
Celesio AG	13,700	363,987

Insurance 2.7%
Allianz SE	17,170	1,699,671
Muenchener Rueckversicherungs AG	11,060	1,676,932

		3,376,603

Multi-Utility 0.9%
RWE AG	13,040	1,101,803

Pharmaceuticals 1.1%
Bayer AG	22,100	1,351,056

		16,739,149

HONG KONG 0.9%(a)
Diversified Financial Services 0.0%
Guoco Group Ltd.(c)	2,000	18,856

Real Estate Management & Development 0.2%
New World Development Ltd.	113,000	268,988

Textiles, Apparel & Luxury Goods 0.7%
Yue Yuen Industrial Holdings Ltd.	322,000	874,875

		1,162,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Value Fund

		Market
	Shares	Value
Common Stocks (continued)
ISRAEL 0.4%
Telecommunications 0.4%(a)
Bezeq Israeli Telecommunication Corp. Ltd.	229,100	$456,436

Wireless Telecommunication Services 0.0%
Cellcom Israel Ltd.	200	5,592

		462,028

ITALY 4.9%(a)
Commercial Banks 1.6%
Intesa Sanpaolo SpA*	243,400	904,928
UniCredit SpA*	381,100	1,111,897

		2,016,825

Diversified Telecommunication Services 1.4%
Telecom Italia SpA	817,800	1,280,058
Telecom Italia SpA — RSP	433,300	489,204

		1,769,262

Electric Utility 0.3%
Enel SpA	59,000	320,578

Oil, Gas & Consumable Fuels 1.6%
ENI SpA	85,700	2,002,237

		6,108,902

JAPAN 12.2%(a)
Automobiles 1.4%
Nissan Motor Co. Ltd.	233,700	1,695,986

Chemicals 0.5%
Mitsubishi Chemical Holdings Corp.	130,000	581,927
Tosoh Corp.	3,000	8,755

		590,682

Commercial Banks 1.6%
Mitsubishi UFJ Financial Group, Inc.	89,300	545,457
Sumitomo Mitsui Financial Group, Inc.	35,000	1,490,094

		2,035,551

Computers & Peripherals 2.7%
Fujitsu Ltd.(c)	254,000	1,661,389
Toshiba Corp.(c)	385,000	1,699,444

		3,360,833

Diversified Telecommunication Services 1.3%
Nippon Telegraph & Telephone Corp.	38,800	1,601,910

Electric Utility 0.9%
Tokyo Electric Power Co., Inc. (The)	44,600	1,141,950

Electrical Equipment 0.4%
Furukawa Electric Co. Ltd.	116,000	557,755

Electronic Equipment & Instruments 0.4%
Hitachi High-Technologies Corp.	22,200	434,137

Household Durables 0.7%
Sharp Corp.	82,000	906,851

Leisure Equipment & Products 0.4%
Namco Bandai Holdings, Inc.(c)	43,700	489,963

Metals & Mining 0.3%
Yamato Kogyo Co. Ltd.	10,800	335,652

Real Estate Management & Development 0.3%
Mitsui Fudosan Co. Ltd.	19,000	347,994

Trading Companies & Distributors 0.5%
Mitsubishi Corp.	31,000	615,687

Wireless Telecommunication Services 0.8%
KDDI Corp.	192	1,015,859

		15,130,810

LUXEMBOURG 0.5%(a)
Metals & Mining 0.5%
ArcelorMittal	18,100	652,214

NETHERLANDS 3.2%(a)
Diversified Financial Services 0.9%
ING Groep NV CVA	87,900	1,124,661

Food & Staples Retailing 1.1%
Koninklijke Ahold NV	120,500	1,368,656

Industrial Conglomerate 0.5%
Koninklijke Philips Electronics NV	29,170	663,953

Professional Services 0.7%
Randstad Holding NV*	23,500	814,301

		3,971,571

NEW ZEALAND 0.0%(a)
Diversified Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	13,903	25,835

NORWAY 1.3%(a)
Oil, Gas & Consumable Fuels 1.3%
StatoilHydro ASA	74,350	1,590,354

REPUBLIC OF KOREA 1.8%
Commercial Banks 0.7%
KB Financial Group, Inc. ADR*	20,900	896,819

Semiconductors & Semiconductor Equipment 1.1%(a) (b)
Samsung Electronics Co. Ltd. GDR	4,750	1,405,841

		2,302,660

RUSSIAN FEDERATION 1.0%
Metals & Mining 0.4%
JSC MMC Norilsk Nickel ADR*	44,247	442,656

Oil, Gas & Consumable Fuels 0.6%
LUKOIL Holding ADR	14,660	740,916

		1,183,572

SOUTH AFRICA 1.2%(a)
Commercial Banks 0.9%
ABSA Group Ltd.	37,400	566,807
Standard Bank Group Ltd.	47,700	574,041

		1,140,848

Industrial Conglomerate 0.3%
Bidvest Group Ltd.	26,556	368,776

		1,509,624

SPAIN 2.8%(a)
Commercial Banks 0.7%
Banco Santander SA	61,400	889,005

Diversified Telecommunication Services 2.1%
Telefonica SA	105,300	2,619,461

		3,508,466

SWEDEN 4.2%(a)
Commercial Banks 0.8%
Nordea Bank AB	100,590	973,392

Communications Equipment 1.2%
Telefonaktiebolaget LM Ericsson, B Shares(c)	148,000	1,457,666

Household Durables 0.6%
Electrolux AB, Series B*	43,300	812,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Value Fund

		Market
	Shares	Value
Common Stocks (continued)
SWEDEN(a) (continued)
Machinery 0.5%
Volvo AB, B Shares(c)	82,600	$604,026

Paper & Forest Products 1.1%
Svenska Cellulosa AB, Class B	107,400	1,381,164

		5,229,074

SWITZERLAND 2.0%(a)
Pharmaceuticals 1.7%
Novartis AG	46,620	2,130,941

Professional Services 0.3%
Adecco SA	6,600	318,178

		2,449,119

TAIWAN 1.3%
Computers & Peripherals 0.7%(a)
Compal Electronics, Inc. GDR	172,529	845,392

Electronic Equipment & Instruments 0.6%
AU Optronics Corp. ADR(c)	72,400	806,536

		1,651,928

THAILAND 0.4%(a)
Oil, Gas & Consumable Fuels 0.4%
PTT PCL	73,400	515,253

UNITED KINGDOM 18.9%(a)
Aerospace & Defense 0.4%
Rolls-Royce Group PLC	72,300	500,705

Commercial Banks 2.2%
Barclays PLC	285,700	1,451,986
Lloyds Banking Group PLC	909,085	1,291,656

		2,743,642

Diversified Telecommunication Services 0.2%
BT Group PLC	99,360	209,725

Food Products 0.9%
Associated British Foods PLC	86,600	1,148,863

Hotels, Restaurants & Leisure 0.9%
Thomas Cook Group PLC	107,500	389,796
TUI Travel PLC	203,700	772,703

		1,162,499

Independent Power Producers & Energy Traders 0.3%
Drax Group PLC	54,100	361,812

Insurance 0.9%
Aviva PLC	157,300	918,122
Old Mutual PLC	120,200	192,774

		1,110,896

Media 0.1%
WPP PLC	7,400	57,065

Multi-Utility 1.0%
Centrica PLC	331,800	1,221,229

Oil, Gas & Consumable Fuels 5.2%
BP PLC	394,600	3,271,807
Royal Dutch Shell PLC, A Shares	124,300	3,255,165

		6,526,972

Pharmaceuticals 3.3%
AstraZeneca PLC	32,700	1,522,880
GlaxoSmithKline PLC	135,100	2,588,071

		4,110,951

Trading Companies & Distributors 1.0%
Wolseley PLC*	56,000	1,252,929

Wireless Telecommunication Services 2.5%
Vodafone Group PLC	1,519,300	3,123,212

		23,530,500

Total Common Stocks (cost $144,289,212)		121,066,045

Preferred Stocks 0.0%(a)
REPUBLIC OF KOREA 0.0%
Samsung Electronics Co. Ltd. GDR	100	18,646

Total Preferred Stocks (cost $23,087)		18,646

Rights 0.0%
BELGIUM 0.0%(a)
Fortis, expiring 7/2/14*	67,100	0

REPUBLIC OF KOREA 0.0%
KB Financial Group, Inc., expiring 8/24/09	1,623	21,910

Total Rights (cost $—)		21,910

	Principal	Market
	Amount	Value
Repurchase Agreements 5.5%
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $2,724,627, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $2,779,076	2,724,584	2,724,584

Morgan Stanley, 0.20%, dated 07/31/09, due 08/03/09, repurchase price $4,071,383, collateralized by U.S. Government Agency Mortgages ranging 4.50% - 6.50%, maturing 12/01/17 - 08/01/39; total market value of $4,152,741.(d)	4,071,315	4,071,315

Total Repurchase Agreements (cost $2,724,584)		6,795,899

Total Investments (cost $147,036,883) (e) — 102.8%		127,902,500

Liabilities in excess of other assets — 2.8%		(3,443,887)

NET ASSETS — 100.0%		$124,458,613

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2009 was $1,405,841 which represents 1.13% of net assets.

(c)	The security or a partial position of this security is on loan at July 31, 2009. The total value of securities on loan at July 31, 2009 was $3,891,117.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2009 was $4,071,315.

(e)	At July 31, 2009, the tax basis cost of the fund’s investments was $151,800,899, tax unrealized appreciation and depreciation were $6,480,371 and $(30,378,770) respectively.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Value Fund

LLC	Limited Liability Company

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SE	Sweden

SpA	Limited share company
At July 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (See Note 2 to Statement of Investments):

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	10/15/09	(424,000)	$(367,752)	$(393,817)	$(26,065)
Canadian Dollar	10/15/09	(7,384,000)	(6,369,251)	(6,858,357)	(489,106)
Swiss Franc	10/15/09	(1,778,000)	(1,641,675)	(1,665,811)	(24,136)
British Pound	10/15/09	(1,541,000)	(2,490,225)	(2,573,280)	(83,055)
Japanese Yen	10/15/09	(231,228,000)	(2,414,939)	(2,445,914)	(30,975)
Japanese Yen	10/15/09	(86,094,000)	(909,335)	(910,696)	(1,361)
Norwegian Krone	10/15/09	(19,519,000)	(3,123,090)	(3,179,654)	(56,564)
Swedish Krone	10/15/09	(31,390,000)	(3,992,521)	(4,353,559)	(361,038)

Total Short Contracts			$(21,308,788)	$(22,381,088)	$(1,072,300)

Long Contracts:
Australia Dollar	10/15/09	2,474,000	$1,943,351	$2,056,405	$113,054
Australia Dollar	10/15/09	11,575,000	9,177,818	9,621,217	443,399
Australia Dollar	10/15/09	431,000	343,059	358,250	15,191
Australia Dollar	10/15/09	445,000	362,898	369,887	6,989
Swiss Franc	10/15/09	1,376,000	1,286,667	1,289,177	2,510
Euro	10/15/09	179,000	253,249	255,093	1,844
British Pound	10/15/09	73,000	120,567	121,924	1,357
Norwegian Krone	10/15/09	4,135,000	633,775	673,593	39,818
Norwegian Krone	10/15/09	15,384,000	2,369,284	2,506,060	136,776
New Zealand Dollar	10/15/09	2,695,000	1,694,885	1,774,722	79,837
New Zealand Dollar	10/15/09	5,823,000	3,804,748.00	3,834,585.00	29,837

Total Long Contracts			$21,990,301	$22,860,913	$870,612

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Large Cap Value Fund

		Market
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 2.1%
General Dynamics Corp.	2,500	$138,475
L-3 Communications Holdings, Inc.	1,400	105,700
Northrop Grumman Corp.	2,000	89,160

		333,335

Air Freight & Logistics 0.8%
FedEx Corp.	1,800	122,112

Airline 0.6%
Southwest Airlines Co.	11,900	93,415

Beverages 0.5%
PepsiCo, Inc.	1,300	73,775

Biotechnology 0.6%
Amgen, Inc. *	1,400	87,234

Building Products 0.5%
Armstrong World Industries, Inc. *	3,500	86,100

Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	2,800	76,552
Goldman Sachs Group, Inc. (The)	2,300	375,590
State Street Corp.	2,300	115,690

		567,832

Chemicals 1.8%
Cytec Industries, Inc.	3,000	75,300
E.I. Du Pont de Nemours & Co.	3,200	98,976
Sigma-Aldrich Corp.	2,000	101,500

		275,776

Commercial Banks 4.9%
BB&T Corp.	4,400	100,672
U.S. Bancorp	12,500	255,125
Wells Fargo & Co.	16,900	413,374

		769,171

Commercial Services & Supplies 0.9%
Brink’s Co. (The)	5,200	141,180

Communications Equipment 0.7%
Brocade Communications Systems, Inc. *	13,800	108,468

Computers & Peripherals 2.0%
Hewlett-Packard Co.	3,800	164,540
International Business Machines Corp.	1,300	153,309

		317,849

Containers & Packaging 0.7%
AptarGroup, Inc.	3,000	104,760

Diversified Financial Services 7.4%
Bank of America Corp.	26,118	386,285
JPMorgan Chase & Co.	15,528	600,157
MSCI, Inc., Class A *	4,000	111,800
Nasdaq OMX Group, Inc. (The) *	3,100	65,503

		1,163,745

Diversified Telecommunication Services 6.1%
AT&T, Inc.	19,852	520,718
Verizon Communications, Inc.	13,600	436,152

		956,870

Electric Utilities 3.6%
American Electric Power Co., Inc.	6,400	198,144
FirstEnergy Corp.	3,900	160,680
FPL Group, Inc.	1,300	73,671
Southern Co. (The)	4,300	135,020

		567,515

Energy Equipment & Services 2.5%
ENSCO International, Inc.	3,000	113,670
National Oilwell Varco, Inc. *	3,000	107,820
Rowan Cos., Inc.	7,700	164,241

		385,731

Food & Staples Retailing 1.4%
CVS Caremark Corp.	3,900	130,572
Wal-Mart Stores, Inc.	1,800	89,784

		220,356

Food Products 2.3%
Archer-Daniels-Midland Co.	4,100	123,492
Campbell Soup Co.	4,400	136,532
ConAgra Foods, Inc.	4,900	96,187

		356,211

Gas Utility 0.6%
ONEOK, Inc.	2,900	95,990

Health Care Providers & Services 2.5%
CIGNA Corp.	5,000	142,000
UnitedHealth Group, Inc.	5,000	140,300
WellPoint, Inc. *	2,000	105,280

		387,580

Hotels, Restaurants & Leisure 0.5%
Royal Caribbean Cruises Ltd.	5,900	85,668

Household Durables 1.7%
Snap-on, Inc.	2,900	103,327
Whirlpool Corp.	2,800	159,852

		263,179

Household Products 0.9%
Procter & Gamble Co. (The)	2,500	138,775

Independent Power Producers & Energy Traders 0.9%
Mirant Corp. *	7,500	135,450

Industrial Conglomerate 3.1%
General Electric Co.	36,700	491,780

Insurance 4.5%
Brown & Brown, Inc.	4,400	84,392
Chubb Corp.	4,200	193,956
Old Republic International Corp.	12,200	126,148
Travelers Cos., Inc. (The)	3,600	155,052
Unum Group	7,600	142,652

		702,200

Leisure Equipment & Products 0.8%
Mattel, Inc.	7,000	123,060

Machinery 1.0%
Bucyrus International, Inc.	5,200	153,296

Media 3.7%
Comcast Corp., Class A	12,400	184,264
Marvel Entertainment, Inc. *	3,500	138,460
McGraw-Hill Cos., Inc. (The)	4,100	128,535
Walt Disney Co. (The)	5,400	135,648

		586,907

Multi-Utility 2.4%
CMS Energy Corp.	8,800	113,872
Dominion Resources, Inc.	4,600	155,480
Sempra Energy	1,900	99,617

		368,969

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Large Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Multiline Retail 0.6%
Family Dollar Stores, Inc.	3,100	$97,402

Oil, Gas & Consumable Fuels 16.3%
Chevron Corp.	9,800	680,806
ConocoPhillips	5,800	253,518
Exxon Mobil Corp.	10,900	767,251
Marathon Oil Corp.	5,200	167,700
Occidental Petroleum Corp.	2,400	171,216
Pioneer Natural Resources Co.	4,400	125,620
Tesoro Corp.	8,400	109,956
Valero Energy Corp.	7,500	135,000
XTO Energy, Inc.	3,800	152,874

		2,563,941

Paper & Forest Products 1.3%
MeadWestvaco Corp.	10,700	208,543

Pharmaceuticals 6.6%
Eli Lilly & Co.	3,800	132,582
Merck & Co., Inc.	8,600	258,086
Pfizer, Inc.	27,200	433,296
Wyeth	4,700	218,785

		1,042,749

Real Estate Investment Trusts 3.0%
Duke Realty Corp.	10,300	97,747
Hospitality Properties Trust	13,200	208,428
SL Green Realty Corp.	6,600	170,148

		476,323

Road & Rail 1.0%
Norfolk Southern Corp.	3,700	160,025

Semiconductors & Semiconductor Equipment 1.5%
Intel Corp.	12,400	238,700

Software 0.7%
Novell, Inc. *	24,000	109,920

Specialty Retail 1.6%
Best Buy Co., Inc.	1,700	63,529
Lowe’s Cos., Inc.	8,600	193,156

		256,685

Tobacco 0.7%
Altria Group, Inc.	6,100	106,933

Total Common Stocks (cost $15,640,966)		15,525,510

	Principal	Market
	Amount	Value
Repurchase Agreement 0.8%
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $135,445, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $138,152	$135,443	135,443

Total Repurchase Agreement (cost $135,443)		135,443

Total Investments (cost $15,776,409) (a) — 99.7%		15,660,953

Other assets in excess of liabilities — 0.3%		41,079

NET ASSETS — 100.0%		$15,702,032

*	Denotes a non-income producing security.

(a)	At July 31, 2009, the tax basis cost of the fund’s investments was $16,792,505, tax unrealized appreciation and depreciation were $239,198 and $(1,370,750) respectively.

LLC	Limited Liability Company

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 0.9%
Allied Defense Group, Inc. (The) *	400	$1,376
Argon ST, Inc. *	1,200	22,932
Ceradyne, Inc. *	2,600	46,930
Ducommun, Inc.	1,300	22,464
Esterline Technologies Corp. *	2,300	65,389
Ladish Co., Inc. *	2,000	22,000
Sparton Corp. *	400	1,160
Triumph Group, Inc.	1,000	39,940

		222,191

Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings, Inc. *	700	17,472

Airlines 0.6%
Alaska Air Group, Inc. *	2,300	53,038
JetBlue Airways Corp. *	12,500	63,875
Pinnacle Airlines Corp. *	100	334
SkyWest, Inc.	3,200	40,576

		157,823

Auto Components 1.1%
Drew Industries, Inc. *	2,000	38,380
Federal-Mogul Corp. *	2,200	31,086
Modine Manufacturing Co.	2,900	22,185
Shiloh Industries, Inc. *	1,577	7,743
Spartan Motors, Inc.	1,800	12,600
Standard Motor Products, Inc.	1,600	17,872
Stoneridge, Inc. *	1,400	6,216
Superior Industries International, Inc.	3,100	48,918
TRW Automotive Holdings Corp. *	5,700	95,931

		280,931

Beverages 0.6%
Constellation Brands, Inc., Class A *	8,400	114,744
MGP Ingredients, Inc. *	900	2,610
PepsiAmericas, Inc.	1,200	32,136

		149,490

Biotechnology 0.2%
Celera Corp. *	6,100	36,600
Lexicon Pharmaceuticals, Inc. *	7,400	9,842
MediciNova, Inc. *	570	3,414

		49,856

Building Products 1.1%
American Woodmark Corp.	1,300	30,472
Ameron International Corp.	1,000	74,520
Gibraltar Industries, Inc.	2,600	20,202
Insteel Industries, Inc.	2,300	23,437
NCI Building Systems, Inc. *	1,500	5,910
Simpson Manufacturing Co., Inc.	1,800	51,120
Universal Forest Products, Inc.	1,500	66,960
US Home Systems, Inc. *	700	1,827

		274,448

Capital Markets 1.1%
Capital Southwest Corp.	350	28,725
Cowen Group, Inc. *	1,600	11,776
E*Trade Financial Corp. *	35,800	53,700
FirstCity Financial Corp. *	1,000	5,530
Harris & Harris Group, Inc. *	2,900	18,792
Knight Capital Group, Inc., Class A *	4,800	89,136
Penson Worldwide, Inc. *	3,200	37,344
Sanders Morris Harris Group, Inc.	2,800	16,324
SWS Group, Inc.	1,400	19,264
Thomas Weisel Partners Group, Inc. *	3,048	12,954

		293,545

Chemicals 3.3%
American Pacific Corp. *	600	4,860
Ashland, Inc.	3,400	112,676
Cabot Corp.	5,300	96,990
Cytec Industries, Inc.	2,600	65,260
Ferro Corp.	1,800	8,946
ICO, Inc. *	3,200	13,216
Kronos Worldwide, Inc.	900	7,398
Minerals Technologies, Inc.	1,000	43,470
OM Group, Inc. *	1,800	60,588
Penford Corp.	1,000	6,560
PolyOne Corp. *	7,100	30,459
Quaker Chemical Corp.	1,000	18,000
Rockwood Holdings, Inc. *	700	12,544
Sensient Technologies Corp.	1,800	45,342
Spartech Corp.	3,200	40,000
Valspar Corp.	5,900	149,388
Westlake Chemical Corp.	5,000	124,950

		840,647

Commercial Banks 8.2%
1st Source Corp.	1,400	23,114
Amcore Financial, Inc.	1,335	1,215
Ameris Bancorp	1,700	11,016
AmeriServ Financial, Inc.	1,800	3,168
Appalachian Bancshares, Inc. *	400	336
Associated Banc-Corp.	2,600	28,184
Bancorp, Inc. *	1,600	11,504
BancTrust Financial Group, Inc.	1,900	5,263
Bank of Florida Corp. *	1,000	3,390
Bank of Granite Corp. *	1,200	2,700
Banner Corp.	1,900	7,619
Boston Private Financial Holdings, Inc.	8,101	37,103
Cadence Financial Corp.	1,000	1,500
Capital City Bank Group, Inc.	1,500	23,940
Capitol Bancorp Ltd.	800	3,520
Cardinal Financial Corp.	1,900	14,801
Cascade Financial Corp.	747	1,262
Cathay General Bancorp	2,400	21,888
Center Financial Corp.	1,700	5,593
Central Jersey Bancorp *	700	3,983
Central Pacific Financial Corp.	3,200	6,944
Chemical Financial Corp.	1,300	28,249
Citizens Republic Bancorp, Inc. *	16,000	9,120
CoBiz Financial, Inc.	1,300	5,863
Colonial BancGroup, Inc. (The) *	1,200	732
Columbia Banking System, Inc.	1,600	19,424
Comerica, Inc.	2,014	48,014
Community Bank System, Inc.	1,200	21,756
Community Trust Bancorp, Inc.	800	21,720
Crescent Financial Corp. *	300	1,215
East West Bancorp, Inc.	4,200	37,128
Enterprise Financial Services Corp.	963	10,391
First Bancorp, North Carolina	1,500	27,315
First Bancorp, Puerto Rico	100	310
First Busey Corp.	3,200	20,000
First Community Bancshares, Inc.	300	4,080
First Financial Bancorp	3,200	27,648
First Horizon National Corp. *	11,784	151,071
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
First Midwest Bancorp, Inc.	2,300	$19,228
First Regional Bancorp *	500	480
First Security Group, Inc.	900	3,465
First South Bancorp, Inc.	700	9,030
FirstMerit Corp.	1,813	33,867
FNB United Corp.	1,000	1,870
Fulton Financial Corp.	9,400	63,544
German American Bancorp, Inc.	1,000	17,990
Great Southern Bancorp, Inc.	1,000	21,000
Green Bankshares, Inc.	1,710	10,174
Guaranty Bancorp *	5,200	9,308
Hampton Roads Bankshares, Inc.	670	3,451
Harleysville National Corp.	2,630	14,412
Heartland Financial USA, Inc.	1,400	23,576
Heritage Commerce Corp.	1,300	5,291
IBERIABANK Corp.	1,000	46,840
Independent Bank Corp.	1,100	1,925
Independent Bank Corp.	1,200	25,596
Integra Bank Corp.	900	1,404
Investors Bancorp, Inc. *	565	5,588
Lakeland Bancorp, Inc.	1,828	16,525
Macatawa Bank Corp. *	1,045	2,884
MainSource Financial Group, Inc.	1,600	10,736
MB Financial, Inc.	2,700	37,125
MBT Financial Corp.	700	1,477
Mercantile Bank Corp.	1,100	4,334
Nara Bancorp, Inc.	2,300	13,570
National Penn Bancshares, Inc.	6,100	30,378
NewBridge Bancorp	1,500	2,985
North Valley Bancorp	390	1,755
Old National Bancorp	3,500	39,550
Old Second Bancorp, Inc.	1,000	5,060
Pacific Capital Bancorp NA	1,800	3,816
Pacific Mercantile Bancorp *	1,000	3,250
PacWest Bancorp	1,500	24,120
Peoples Bancorp, Inc.	1,000	18,310
Pinnacle Financial Partners, Inc. *	500	7,800
Preferred Bank	1,200	4,608
PrivateBancorp, Inc.	700	17,381
Prosperity Bancshares, Inc.	257	8,612
Renasant Corp.	1,800	26,802
S&T Bancorp, Inc.	1,300	17,823
Sandy Spring Bancorp, Inc.	2,100	34,020
SCBT Financial Corp.	600	15,414
Seacoast Banking Corp. of Florida	1,800	3,888
Simmons First National Corp., Class A	800	23,984
Smithtown Bancorp, Inc.	700	8,092
Somerset Hills Bancorp	400	3,240
South Financial Group, Inc. (The)	9,300	14,973
Southern Community Financial Corp.	1,400	4,172
Southwest Bancorp, Inc.	1,700	17,119
State Bancorp, Inc.	1,000	8,820
StellarOne Corp.	2,000	29,480
Sterling Bancshares, Inc.	8,500	68,595
Sterling Financial Corp.	1,300	3,627
Sun Bancorp, Inc. *	364	1,627
Superior Bancorp *	100	277
Susquehanna Bancshares, Inc.	3,700	19,462
Synovus Financial Corp.	16,200	56,862
Taylor Capital Group, Inc. *	1,000	6,820
Texas Capital Bancshares, Inc. *	600	9,966
TIB Financial Corp. *	1,155	2,414
Trustmark Corp.	300	5,970
UCBH Holdings, Inc.	10,900	13,189
Umpqua Holdings Corp.	4,700	45,590
Union Bankshares Corp.	1,500	23,280
United Bankshares, Inc.	200	4,052
United Community Banks, Inc. *	1,835	12,350
Univest Corp. of Pennsylvania	1,100	28,457
Virginia Commerce Bancorp *	2,435	7,792
Washington Trust Bancorp, Inc.	300	5,448
Webster Financial Corp.	3,500	39,585
WesBanco, Inc.	2,300	38,341
Western Alliance Bancorp *	4,500	31,185
Whitney Holding Corp.	8,069	70,684
Wilshire Bancorp, Inc.	1,600	11,776
Wintrust Financial Corp.	3,000	78,450
Yadkin Valley Financial Corp.	900	6,192
Zions Bancorporation	6,400	86,912

		2,111,124

Commercial Services & Supplies 1.9%
ABM Industries, Inc.	2,700	56,889
ATC Technology Corp. *	1,200	25,104
Bowne & Co., Inc.	1,555	12,490
Comfort Systems USA, Inc.	2,200	25,916
Cornell Cos., Inc. *	800	13,704
Ennis, Inc.	3,000	44,190
G&K Services, Inc.	1,100	24,992
Geo Group, Inc. (The) *	1,000	17,980
ICT Group, Inc. *	700	7,224
Intersections, Inc. *	1,600	7,680
Kimball International, Inc., Class B	1,630	11,084
M&F Worldwide Corp. *	900	17,901
McGrath Rentcorp	1,400	26,908
Mobile Mini, Inc. *	3,800	61,484
North American Galvanizing & Coating, Inc. *	300	1,500
RR Donnelley & Sons Co.	1,300	18,070
Schawk, Inc.	2,400	17,376
Steelcase, Inc.	3,000	21,960
Sunair Services Corp. *	1,100	2,508
Superior Uniform Group, Inc.	300	2,490
United Stationers, Inc. *	500	23,210
Viad Corp.	1,600	28,352
Virco Manufacturing	900	2,835
Waste Services, Inc. *	6,015	28,752
WCA Waste Corp. *	114	499

		501,098

Communications Equipment 3.0%
3Com Corp. *	6,300	23,751
Arris Group, Inc. *	9,200	112,056
Avocent Corp. *	3,400	52,734
Aware, Inc. *	1,300	3,640
Bel Fuse, Inc., Class B	900	16,542
CommScope, Inc. *	800	20,480
Communications Systems, Inc.	700	8,365
Digi International, Inc. *	2,600	26,546
EMS Technologies, Inc. *	1,200	26,400
Emulex Corp. *	2,100	19,173
Endwave Corp. *	800	1,904
Extreme Networks *	2,700	6,129
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Globecomm Systems, Inc. *	2,300	$18,262
Harris Stratex Networks, Inc., Class A *	3,000	20,820
IXIA *	1,600	12,064
JDS Uniphase Corp. *	2,400	14,064
KVH Industries, Inc. *	1,000	8,130
Network Equipment Technologies, Inc. *	1,500	8,550
Occam Networks, Inc. *	2,100	8,274
Oplink Communications, Inc. *	1,810	23,023
Opnext, Inc. *	5,731	11,634
Optical Cable Corp. *	300	1,035
Orbcomm, Inc. *	2,300	5,152
PC-Tel, Inc. *	1,200	8,028
Performance Technologies, Inc. *	1,121	3,363
Plantronics, Inc.	1,600	37,872
SCM Microsystems, Inc. *	700	1,477
Seachange International, Inc. *	2,300	21,045
Sycamore Networks, Inc. *	22,200	75,480
Symmetricom, Inc. *	1,500	9,720
Tellabs, Inc. *	22,200	128,760
Tollgrade Communications, Inc. *	1,200	6,708
UTStarcom, Inc. *	12,400	21,204

		762,385

Computers & Peripherals 0.6%
Actividentity Corp. *	2,500	6,300
Adaptec, Inc. *	10,700	28,462
Avid Technology, Inc. *	1,300	15,925
Concurrent Computer Corp. *	500	2,710
Electronics for Imaging, Inc. *	4,000	45,600
Imation Corp.	2,900	26,332
Intevac, Inc. *	1,900	21,869
Presstek, Inc. *	2,000	3,400

		150,598

Construction & Engineering 1.0%
Dycom Industries, Inc. *	4,000	50,920
EMCOR Group, Inc. *	3,000	72,360
Great Lakes Dredge & Dock Corp.	4,900	28,371
Insituform Technologies, Inc., Class A *	2,400	44,160
Integrated Electrical Services, Inc. *	800	7,320
Layne Christensen Co. *	500	11,865
Pike Electric Corp. *	1,800	18,954
Sterling Construction Co., Inc. *	500	7,965
Tutor Perini Corp. *	200	3,690

		245,605

Construction Materials 0.2%
Headwaters, Inc. *	4,700	14,429
Texas Industries, Inc.	900	40,950
U.S. Concrete, Inc. *	3,500	6,860

		62,239

Consumer Finance 1.0%
AmeriCredit Corp. *	8,800	138,072
Cash America International, Inc.	700	18,711
CompuCredit Holdings Corp. *	6,100	18,239
Consumer Portfolio Services, Inc. *	1,500	1,118
First Marblehead Corp. (The) *	192	351
Nelnet, Inc., Class A *	3,300	47,157
Rewards Network, Inc. *	466	6,286
Student Loan Corp. (The)	500	22,475
United PanAm Financial Corp. *	1,200	4,020

		256,429

Containers & Packaging 0.8%
Bemis Co., Inc.	3,600	94,752
BWAY Holding Co. *	1,400	22,260
Graphic Packaging Holding Co. *	15,800	33,654
Myers Industries, Inc.	2,800	27,552
Rock-Tenn Co., Class A	100	4,496
Temple-Inland, Inc.	1,000	15,660

		198,374

Distributors 0.1%
Core-Mark Holding Co., Inc. *	1,400	37,604

Diversified Consumer Services 0.6%
Carriage Services, Inc. *	1,570	5,762
Collectors Universe	627	2,564
Mac-Gray Corp. *	100	1,229
Regis Corp.	3,400	46,444
Service Corp. International	12,000	75,840
Stewart Enterprises, Inc., Class A	2,300	11,247

		143,086

Diversified Financial Services 0.9%
Asset Acceptance Capital Corp. *	1,700	13,158
Asta Funding, Inc.	1,200	7,692
Compass Diversified Holdings	597	5,373
Encore Capital Group, Inc. *	2,700	33,372
Financial Federal Corp.	1,000	20,280
Marlin Business Services Corp. *	356	2,400
Medallion Financial Corp.	1,852	14,538
NewStar Financial, Inc. *	4,300	11,567
PHH Corp. *	4,100	75,153
Pico Holdings, Inc. *	500	15,165
Portfolio Recovery Associates, Inc. *	500	23,075

		221,773

Diversified Telecommunication Services 0.9%
Arbinet Corp. *	1,400	2,940
CenturyTel, Inc.	6,000	188,340
D&E Communications, Inc.	1,000	10,600
FairPoint Communications, Inc.	600	354
General Communication, Inc., Class A *	4,400	30,140
iBasis, Inc. *	2,700	5,265

		237,639

Electrical Equipment 1.5%
A.O. Smith Corp.	1,700	66,368
Baldor Electric Co.	1,500	38,640
Belden, Inc.	3,400	59,636
BTU International, Inc. *	700	4,291
Encore Wire Corp.	2,300	49,887
EnerSys *	2,400	47,496
LSI Industries, Inc.	1,600	10,384
Magnetek, Inc. *	600	810
PowerSecure International, Inc. *	600	3,630
Regal-Beloit Corp.	800	37,088
Thomas & Betts Corp. *	2,200	58,608

		376,838

Electronic Equipment & Instruments 6.0%
Arrow Electronics, Inc. *	5,100	131,427
Avnet, Inc. *	4,800	117,120
AVX Corp.	9,300	102,207
Benchmark Electronics, Inc. *	5,200	82,160
Checkpoint Systems, Inc. *	3,400	58,922
Cognex Corp.	2,300	37,950
CPI International, Inc. *	1,301	12,425
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Electronic Equipment & Instruments (continued)
CyberOptics Corp. *	400	$2,680
DDi Corp. *	1,100	5,280
Electro Rent Corp.	2,300	21,896
FARO Technologies, Inc. *	900	15,930
Frequency Electronics, Inc. *	1,000	3,500
Gerber Scientific, Inc. *	1,400	4,382
GTSI Corp. *	1,000	6,360
ID Systems, Inc. *	729	2,675
Ingram Micro, Inc., Class A *	9,300	156,426
Jabil Circuit, Inc.	7,600	69,616
Keithley Instruments, Inc.	1,200	6,684
L-1 Identity Solutions, Inc. *	5,900	46,433
Littelfuse, Inc. *	1,200	28,080
LoJack Corp. *	1,300	5,304
Mercury Computer Systems, Inc. *	1,200	13,800
Methode Electronics, Inc.	4,500	34,110
Multi-Fineline Electronix, Inc. *	1,400	31,906
Napco Security Technologies *	1,700	2,210
Nu Horizons Electronics Corp. *	1,000	3,950
Ocean Power Technologies, Inc. *	900	4,266
OSI Systems, Inc. *	1,500	29,715
PAR Technology Corp. *	1,300	7,176
Park Electrochemical Corp.	500	11,685
PC Connection, Inc. *	300	1,722
PC Mall, Inc. *	1,300	11,297
Perceptron, Inc. *	700	2,870
Plexus Corp. *	2,500	64,225
RadiSys Corp. *	2,700	21,384
Richardson Electronics Ltd.	1,400	5,208
Rogers Corp. *	500	12,475
ScanSource, Inc. *	600	17,118
Spectrum Control, Inc. *	1,400	13,818
SYNNEX Corp. *	2,500	71,050
Tech Data Corp. *	3,600	125,748
Technitrol, Inc.	1,925	13,975
TESSCO Technologies, Inc. *	400	6,032
TTM Technologies, Inc. *	4,200	41,454
Vicon Industries, Inc. *	371	2,412
Vishay Intertechnology, Inc. *	9,600	68,256
X-Rite, Inc. *	1,600	2,816
Zygo Corp. *	1,600	10,112

		1,548,247

Energy Equipment & Services 2.5%
Allis-Chalmers Energy, Inc. *	3,000	6,900
Bristow Group, Inc. *	2,300	76,130
Bronco Drilling Co., Inc. *	1,800	7,560
Cal Dive International, Inc. *	1,400	12,502
Dawson Geophysical Co. *	100	3,041
Exterran Holdings, Inc. *	500	8,695
Geokinetics, Inc. *	800	11,632
Global Industries Ltd. *	4,300	29,369
Gulf Island Fabrication, Inc.	1,000	14,500
Gulfmark Offshore, Inc. *	1,500	48,000
Helmerich & Payne, Inc.	2,700	92,772
Hornbeck Offshore Services, Inc. *	1,400	30,492
Mitcham Industries, Inc. *	700	3,122
Natural Gas Services Group, Inc. *	1,400	19,306
Newpark Resources *	2,000	5,260
OMNI Energy Services Corp. *	1,400	2,870
Parker Drilling Co. *	1,500	6,930
Patterson-UTI Energy, Inc.	579	7,996
PHI, Inc., Non-Voting Shares *	1,000	21,840
Pioneer Drilling Co. *	3,000	13,140
Rowan Cos., Inc.	3,000	63,990
SEACOR Holdings, Inc. *	1,300	103,324
Superior Well Services, Inc. *	1,900	12,407
Trico Marine Services, Inc. *	1,000	4,400
Union Drilling, Inc. *	1,200	8,580
Unit Corp. *	1,300	41,197

		655,955

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	1,600	51,552
Great Atlantic & Pacific Tea Co. *	3,900	22,503
Ingles Markets, Inc., Class A	200	3,342
Ruddick Corp.	1,800	42,300
Susser Holdings Corp. *	1,000	11,770
Weis Markets, Inc.	2,100	69,447
Winn-Dixie Stores, Inc. *	4,100	58,097

		259,011

Food Products 2.0%
B&G Foods, Inc., Class A	4,700	39,245
Chiquita Brands International, Inc. *	3,300	40,425
Corn Products International, Inc.	1,300	36,400
Del Monte Foods Co.	10,900	105,294
Farmer Bros Co.	1,300	29,224
Hain Celestial Group, Inc. (The) *	2,100	34,881
Imperial Sugar Co.	1,000	13,290
John B. Sanfilippo & Son, Inc. *	300	2,610
Smart Balance, Inc. *	4,700	28,811
Smithfield Foods, Inc. *	7,700	104,335
Tasty Baking Co.	700	5,054
TreeHouse Foods, Inc. *	2,400	77,880

		517,449

Health Care Equipment & Supplies 2.2%
Alphatec Holdings, Inc. *	745	2,786
Analogic Corp.	500	18,955
AngioDynamics, Inc. *	2,400	29,952
Anika Therapeutics, Inc. *	100	580
Cantel Medical Corp. *	1,000	15,490
Cardiac Science Corp. *	1,200	4,776
CONMED Corp. *	2,200	38,676
Cooper Cos., Inc. (The)	3,500	96,040
ev3, Inc. *	8,800	107,976
Greatbatch, Inc. *	1,700	37,468
Healthtronics, Inc. *	3,450	7,418
Hill-Rom Holdings, Inc.	1,600	27,424
Home Diagnostics, Inc. *	1,200	8,148
Invacare Corp.	2,100	42,840
Inverness Medical Innovations, Inc. *	1,600	53,840
Misonix, Inc. *	600	978
Osteotech, Inc. *	1,400	6,944
RTI Biologics, Inc. *	4,100	18,163
Spectranetics Corp. *	600	3,114
Theragenics Corp. *	3,000	3,750
TomoTherapy, Inc. *	5,200	16,432
Young Innovations, Inc.	700	17,724

		559,474

Health Care Providers & Services 3.5%
Allion Healthcare, Inc. *	2,811	20,802
American Dental Partners, Inc. *	1,500	19,635
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc. *	2,800	$20,384
Amsurg Corp. *	1,300	26,806
Assisted Living Concepts, Inc., Class A *	1,160	16,704
Bioscrip, Inc. *	2,500	14,775
Brookdale Senior Living, Inc.	3,000	32,130
Capital Senior Living Corp. *	2,400	11,808
Community Health Systems, Inc. *	2,200	62,304
Continucare Corp. *	6,000	17,520
Dynacq Healthcare, Inc. *	256	827
Emeritus Corp. *	800	9,320
Five Star Quality Care, Inc. *	2,200	6,160
Gentiva Health Services, Inc. *	2,200	46,816
Hanger Orthopedic Group, Inc. *	1,300	17,836
Health Net, Inc. *	700	9,471
HealthSpring, Inc. *	4,500	56,835
Healthways, Inc. *	1,100	16,214
Integramed America, Inc. *	1,000	7,180
inVentiv Health, Inc. *	2,800	42,952
LCA-Vision, Inc. *	2,000	11,480
LifePoint Hospitals, Inc. *	2,000	55,320
MedCath Corp. *	2,200	26,532
Molina Healthcare, Inc. *	1,500	33,825
NightHawk Radiology Holdings, Inc. *	3,300	15,939
NovaMed, Inc. *	2,200	10,582
Odyssey HealthCare, Inc. *	1,800	20,970
Omnicare, Inc.	5,300	126,511
PDI, Inc. *	800	4,152
RehabCare Group, Inc. *	1,800	43,308
Res-Care, Inc. *	2,200	34,364
Skilled Healthcare Group, Inc., Class A *	1,500	12,390
Sun Healthcare Group, Inc. *	800	7,784
Universal American Corp. *	4,602	41,878

		901,514

Health Care Technology 0.1%
AMICAS, Inc. *	3,800	11,172
Vital Images, Inc. *	1,300	17,342

		28,514

Hotels, Restaurants & Leisure 2.3%
Bluegreen Corp. *	1,500	4,155
Bob Evans Farms, Inc.	1,900	55,138
California Pizza Kitchen, Inc. *	1,400	23,100
Churchill Downs, Inc.	1,000	37,500
DineEquity, Inc.	1,400	34,594
Dover Motorsports, Inc.	1,000	1,400
FortuNet, Inc.	400	460
Gaylord Entertainment Co. *	1,200	17,124
Isle of Capri Casinos, Inc. *	1,700	20,213
J Alexander’s Corp. *	500	2,025
Lakes Entertainment, Inc. *	1,900	7,163
Luby’s, Inc. *	3,100	14,105
Marcus Corp.	1,800	22,752
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,900	14,706
Morton’s Restaurant Group, Inc. *	2,300	8,372
MTR Gaming Group, Inc. *	2,160	7,949
Multimedia Games, Inc. *	2,201	12,369
Red Lion Hotels Corp. *	1,000	5,260
Rick’s Cabaret International, Inc. *	800	6,104
Rubio’s Restaurants, Inc. *	1,000	6,050
Ruby Tuesday, Inc. *	5,200	38,896
Speedway Motorsports, Inc.	3,500	55,860
Steak N Shake Co. (The) *	2,600	26,572
Vail Resorts, Inc. *	1,000	28,610
VCG Holding Corp. *	1,100	2,222
Wyndham Worldwide Corp.	10,000	139,500

		592,199

Household Durables 3.8%
Acme United Corp.	200	1,690
Bassett Furniture Industries, Inc.	1,000	2,500
Blyth, Inc.	451	19,136
Brookfield Homes Corp. *	2,300	12,949
Cavco Industries, Inc. *	500	17,115
Centex Corp. *	4,500	49,095
Craftmade International, Inc. *	300	876
CSS Industries, Inc.	1,000	23,200
Ethan Allen Interiors, Inc.	800	10,184
Furniture Brands International, Inc.	3,700	14,837
Helen of Troy Ltd. *	2,700	58,725
Jarden Corp. *	7,700	189,805
KB Home	1,000	16,690
La-Z-Boy, Inc.	6,000	40,620
Leggett & Platt, Inc.	5,700	98,895
Lennar Corp., Class A	1,400	16,576
Lifetime Brands, Inc.	808	3,353
M.D.C. Holdings, Inc.	400	14,096
M/I Homes, Inc. *	1,400	18,382
Meritage Homes Corp. *	2,700	57,780
Mohawk Industries, Inc. *	3,900	201,162
Orleans Homebuilders, Inc. *	1,500	4,950
Palm Harbor Homes, Inc. *	1,200	2,724
Ryland Group, Inc.	1,200	23,964
Skyline Corp.	800	19,416
Standard Pacific Corp. *	6,400	22,016
Stanley Furniture Co., Inc.	1,300	14,300
Whirlpool Corp.	400	22,836

		977,872

Household Products 0.3%
Central Garden & Pet Co. *	2,100	25,746
Central Garden & Pet Co., Class A *	4,200	47,418

		73,164

Industrial Conglomerate 0.1%
Standex International Corp.	1,100	13,783

Information Technology Services 1.5%
Acorn Energy, Inc. *	400	1,660
Acxiom Corp.	1,500	14,475
CACI International, Inc., Class A *	1,600	73,920
Convergys Corp. *	6,900	73,899
Edgewater Technology, Inc. *	400	1,060
Euronet Worldwide, Inc. *	1,700	35,768
Hackett Group, Inc. (The) *	1,600	4,864
infoGROUP, Inc. *	4,200	25,284
Perot Systems Corp., Class A *	6,700	107,066
SRA International, Inc., Class A *	900	17,730
StarTek, Inc. *	1,500	14,175
Techteam Global, Inc. *	1,000	6,490

		376,391

Insurance 10.6%
21st Century Holding Co.	900	3,492
Affirmative Insurance Holdings, Inc.	700	2,730
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Insurance (continued)
Allied World Assurance Co. Holdings Ltd.	500	$21,730
American Equity Investment Life Holding Co.	2,900	20,996
American Financial Group, Inc.	6,400	156,096
American National Insurance Co.	500	39,525
Amerisafe, Inc. *	1,700	28,271
Argo Group International Holdings Ltd. *	1,200	40,320
Cincinnati Financial Corp.	2,200	53,130
CNA Surety Corp. *	2,400	37,728
Conseco, Inc. *	10,400	32,344
Delphi Financial Group, Inc., Class A	3,200	76,256
Donegal Group, Inc., Class A	1,800	28,350
Eastern Insurance Holdings, Inc.	1,000	9,540
Endurance Specialty Holdings Ltd.	1,300	43,381
FBL Financial Group, Inc., Class A	1,800	17,658
Fidelity National Financial, Inc., Class A	800	11,480
First Acceptance Corp. *	3,404	8,918
First American Corp.	5,200	153,660
First Mercury Financial Corp.	1,800	26,010
Flagstone Reinsurance Holdings Ltd.	900	9,090
FPIC Insurance Group, Inc. *	1,000	34,350
Genworth Financial, Inc., Class A	6,800	46,920
Hallmark Financial Services *	2,700	17,712
Hanover Insurance Group, Inc. (The)	2,800	110,068
HCC Insurance Holdings, Inc.	6,100	153,110
Hilltop Holdings, Inc. *	4,800	57,600
Independence Holding Co.	1,400	9,310
MBIA, Inc. *	15,000	62,850
Meadowbrook Insurance Group, Inc.	3,845	30,414
Mercer Insurance Group, Inc.	500	9,125
Mercury General Corp.	2,400	84,168
National Financial Partners Corp.	2,500	18,750
Navigators Group, Inc. *	1,000	49,310
NYMAGIC, Inc.	192	3,320
Odyssey Re Holdings Corp.	3,400	157,080
Old Republic International Corp.	13,000	134,420
OneBeacon Insurance Group Ltd.	1,500	16,950
PMA Capital Corp., Class A *	900	5,220
ProAssurance Corp. *	2,500	126,950
Protective Life Corp.	3,800	56,810
Reinsurance Group of America, Inc.	3,300	136,950
Safety Insurance Group, Inc.	1,000	32,260
SeaBright Insurance Holdings, Inc. *	2,400	23,328
Specialty Underwriters’ Alliance, Inc. *	700	4,641
State Auto Financial Corp.	2,200	38,038
Stewart Information Services Corp.	1,700	23,409
Transatlantic Holdings, Inc.	3,764	178,075
United America Indemnity Ltd., Class A *	673	3,641
United Fire & Casualty Co.	1,100	18,491
Unitrin, Inc.	7,900	104,201
Validus Holdings Ltd.	1,700	38,590
W.R. Berkley Corp.	2,400	55,752
White Mountains Insurance Group Ltd.	100	25,800
Zenith National Insurance Corp.	1,500	35,805

		2,724,123

Internet & Catalog Retail 0.0%
1-800-FLOWERS.COM, Inc., Class A *	1,500	3,600
dELiA*s, Inc. *	1,700	4,284
Hollywood Media Corp. *	2,600	4,134

		12,018

Internet Software & Services 1.4%
IAC/InterActiveCorp. *	5,400	99,414
InfoSpace, Inc. *	3,400	24,888
Internap Network Services Corp. *	6,500	19,760
Internet Brands, Inc., Class A *	3,849	28,906
Internet Capital Group, Inc. *	3,800	28,386
iPass, Inc. *	3,400	6,052
Keynote Systems, Inc. *	800	8,048
Knot, Inc. (The) *	1,800	15,732
Looksmart Ltd. *	1,300	1,469
Marchex, Inc., Class B	2,000	8,760
ModusLink Global Solutions, Inc. *	3,800	27,094
Perficient, Inc. *	600	4,428
RealNetworks, Inc. *	10,800	31,320
support.com, Inc. *	3,300	8,118
TechTarget, Inc. *	1,484	8,310
TheStreet.com, Inc.	3,700	7,696
United Online, Inc.	1,800	16,524
Web.com Group, Inc. *	2,400	14,736

		359,641

Leisure Equipment & Products 0.3%
Aldila, Inc. *	200	682
Arctic Cat, Inc.	1,200	7,392
Callaway Golf Co.	2,700	17,199
Cybex International, Inc. *	1,400	1,400
Nautilus, Inc. *	2,800	5,964
RC2 Corp. *	1,971	30,097
Sport Supply Group, Inc.	1,000	9,820
Steinway Musical Instruments *	800	9,152

		81,706

Life Sciences Tools & Services 0.1%
Cambrex Corp. *	1,400	6,412
Harvard Bioscience, Inc. *	2,000	8,320

		14,732

Machinery 2.5%
Alamo Group, Inc.	289	3,997
Albany International Corp., Class A	2,000	27,480
American Railcar Industries, Inc.	2,800	23,212
Astec Industries, Inc. *	500	13,530
Barnes Group, Inc.	1,500	21,105
Briggs & Stratton Corp.	2,300	39,491
CIRCOR International, Inc.	1,400	32,284
Columbus McKinnon Corp. *	2,400	34,728
EnPro Industries, Inc. *	500	8,910
Flanders Corp. *	1,800	11,502
FreightCar America, Inc.	700	13,986
Gardner Denver, Inc. *	2,000	58,380
Gencor Industries, Inc. *	499	3,398
Greenbrier Cos., Inc.	1,200	12,588
Hardinge, Inc.	900	3,546
Hurco Cos., Inc. *	600	11,712
Kadant, Inc. *	600	6,666
MFRI, Inc. *	400	2,400
Miller Industries, Inc. *	1,500	13,245
Mueller Industries, Inc.	1,700	40,392
Mueller Water Products, Inc., Class A	8,800	33,968
NACCO Industries, Inc., Class A	600	25,254
Portec Rail Products, Inc.	1,000	10,050
Tecumseh Products Co., Class A *	1,100	8,998
Timken Co.	5,500	112,090
Twin Disc, Inc.	602	5,310
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Machinery (continued)
Wabash National Corp.	3,000	$2,490
Watts Water Technologies, Inc., Class A	2,300	60,582

		641,294

Marine 0.4%
Alexander & Baldwin, Inc.	2,400	70,128
Genco Shipping & Trading Ltd.	1,000	23,910

		94,038

Media 1.6%
AH Belo Corp., Class A	80	190
Alloy, Inc. *	1,382	8,873
Ballantyne Strong, Inc. *	825	1,947
Belo Corp., Class A	400	1,148
Cinemark Holdings, Inc.	8,200	90,938
E.W. Scripps Co. (The), Class A	2,500	10,050
Fisher Communications, Inc.	1,000	18,510
Liberty Media Corp. — Capital *	7,000	102,060
Live Nation, Inc. *	5,800	33,872
Media General, Inc., Class A	2,200	10,230
Meredith Corp.	4,600	121,762
New Frontier Media, Inc. *	1,900	3,990
Orchard Enterprises, Inc. *	500	950
Outdoor Channel Holdings, Inc. *	2,200	16,676
Saga Communications, Inc. *	400	2,188

		423,384

Metals & Mining 1.5%
AM Castle & Co.	3,000	31,650
Brush Engineered Materials, Inc. *	500	10,665
Friedman Industries	300	1,653
Haynes International, Inc. *	400	9,212
Horsehead Holding Corp. *	3,600	38,484
Kaiser Aluminum Corp.	2,500	82,650
RTI International Metals, Inc. *	700	12,432
Stillwater Mining Co. *	5,928	39,658
Synalloy Corp.	400	3,480
Universal Stainless & Alloy *	900	15,849
US Gold Corp. *	1,281	3,792
Worthington Industries, Inc.	9,451	124,942

		374,467

Multiline Retail 0.5%
99 Cents Only Stores *	4,500	65,925
Fred’s, Inc., Class A	3,500	47,180
Saks, Inc. *	5,700	29,184

		142,289

Oil, Gas & Consumable Fuels 3.1%
Alon USA Energy, Inc.	2,000	20,060
Approach Resources, Inc. *	600	4,206
Berry Petroleum Co., Class A	1,600	37,952
Cimarex Energy Co.	3,200	114,496
Comstock Resources, Inc. *	1,800	69,300
Delek US Holdings, Inc.	3,500	29,820
Double Eagle Petroleum Co. *	800	3,304
Encore Acquisition Co. *	900	32,040
GeoMet, Inc. *	3,500	4,340
Harvest Natural Resources, Inc. *	3,100	20,057
HKN, Inc. *	1,000	2,420
Mariner Energy, Inc. *	4,700	56,353
Overseas Shipholding Group, Inc.	1,800	61,830
Penn Virginia Corp.	1,600	30,736
Petroleum Development Corp. *	1,000	16,840
Rosetta Resources, Inc. *	2,000	20,740
Stone Energy Corp. *	2,094	22,741
Swift Energy Co. *	1,800	35,460
Tesoro Corp.	4,100	53,669
TXCO Resources, Inc. *	1,900	522
USEC, Inc. *	8,800	34,056
Western Refining, Inc. *	3,000	19,530
Whiting Petroleum Corp. *	2,300	105,708

		796,180

Paper & Forest Products 1.4%
Buckeye Technologies, Inc. *	3,900	24,765
Glatfelter	3,500	36,225
Louisiana-Pacific Corp. *	7,900	33,338
MeadWestvaco Corp.	9,800	191,002
Schweitzer-Mauduit International, Inc.	2,000	65,400
Wausau Paper Corp.	700	6,580

		357,310

Personal Products 0.3%
CCA Industries, Inc.	400	1,516
Elizabeth Arden, Inc. *	1,600	15,360
Inter Parfums, Inc.	1,700	17,374
Mannatech, Inc.	1,900	6,669
Nutraceutical International Corp. *	1,400	17,430
Parlux Fragrances, Inc. *	1,100	2,002
Physicians Formula Holdings, Inc. *	1,300	2,106
Prestige Brands Holdings, Inc. *	3,800	24,814

		87,271

Pharmaceuticals 0.8%
Hi-Tech Pharmacal Co., Inc. *	1,000	15,650
King Pharmaceuticals, Inc. *	9,906	89,847
Lannett Co, Inc. *	1,100	9,735
Medicis Pharmaceutical Corp., Class A	1,100	18,832
Par Pharmaceutical Cos., Inc. *	2,200	35,662
Watson Pharmaceuticals, Inc. *	800	27,784

		197,510

Professional Services 0.9%
Barrett Business Services, Inc.	500	4,990
CDI Corp.	1,300	16,510
CRA International, Inc. *	600	16,158
Franklin Covey Co. *	700	4,515
GP Strategies Corp. *	1,877	13,026
Heidrick & Struggles International, Inc.	1,000	20,490
Hudson Highland Group, Inc. *	2,200	4,554
Kelly Services, Inc., Class A	3,206	37,703
Kforce, Inc. *	2,800	27,272
Korn/Ferry International *	352	4,896
LECG Corp. *	2,910	10,709
National Technical Systems, Inc.	400	1,772
On Assignment, Inc. *	2,700	11,421
School Specialty, Inc. *	1,100	24,607
TrueBlue, Inc. *	800	10,160
Volt Information Sciences, Inc. *	1,900	15,124

		223,907

Real Estate Management & Development 0.2%
Avatar Holdings, Inc. *	800	17,160
Forest City Enterprises, Inc., Class A	4,800	34,272
Maui Land & Pineapple Co., Inc. *	342	2,497
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (continued)
ZipRealty, Inc. *	1,900	$5,909

		59,838

Road & Rail 2.2%
Amerco, Inc. *	2,300	103,224
Arkansas Best Corp.	2,000	56,960
Celadon Group, Inc. *	1,900	17,575
Hertz Global Holdings, Inc. *	9,100	85,904
Marten Transport Ltd. *	1,900	33,516
Old Dominion Freight Line, Inc. *	700	24,941
PAM Transportation Services, Inc. *	572	3,941
Ryder System, Inc.	3,300	115,929
USA Truck, Inc. *	1,300	18,733
Werner Enterprises, Inc.	5,400	97,524
YRC Worldwide, Inc. *	4,400	6,160

		564,407

Semiconductors & Semiconductor Equipment 4.0%
Actel Corp. *	2,500	27,850
Advanced Analogic Technologies, Inc. *	1,000	4,820
Advanced Energy Industries, Inc. *	1,362	16,385
Amtech Systems, Inc. *	415	2,382
Anadigics, Inc. *	1,100	4,554
AXT, Inc. *	2,200	4,202
Cabot Microelectronics Corp. *	900	30,528
California Micro Devices Corp. *	800	2,560
Cascade Microtech, Inc. *	1,000	4,020
Ceva, Inc. *	500	4,385
Cirrus Logic, Inc. *	4,800	25,824
Cohu, Inc.	2,600	31,538
DSP Group, Inc. *	600	5,226
Exar Corp. *	2,100	14,763
Fairchild Semiconductor International, Inc. *	9,500	83,885
FEI Co. *	700	17,150
FormFactor, Inc. *	500	11,525
GSI Technology, Inc. *	1,200	4,752
Ikanos Communications, Inc. *	1,600	2,816
Integrated Device Technology, Inc. *	16,800	113,736
Integrated Silicon Solution, Inc. *	2,500	7,875
International Rectifier Corp. *	3,900	64,584
Intersil Corp., Class A	6,683	96,035
IXYS Corp.	1,400	10,822
Kopin Corp. *	3,700	14,689
Lattice Semiconductor Corp. *	6,200	13,702
Mattson Technology, Inc. *	2,800	4,228
Nanometrics, Inc. *	600	2,226
Novellus Systems, Inc. *	800	15,656
OmniVision Technologies, Inc. *	4,200	55,566
PDF Solutions, Inc. *	1,600	3,680
Pericom Semiconductor Corp. *	1,000	9,500
PLX Technology, Inc. *	2,700	10,530
Rudolph Technologies, Inc. *	3,000	24,510
Semitool, Inc. *	1,800	10,656
Silicon Image, Inc. *	4,000	9,800
Skyworks Solutions, Inc. *	3,300	39,864
Standard Microsystems Corp. *	2,453	56,909
TriQuint Semiconductor, Inc. *	9,900	71,082
Ultra Clean Holdings *	1,200	4,740
Ultratech, Inc. *	1,300	15,483
Veeco Instruments, Inc. *	1,700	32,028
Virage Logic Corp. *	1,800	8,982
Zoran Corp. *	2,800	32,256

		1,028,304

Software 1.0%
Dynamics Research Corp. *	1,100	13,552
JDA Software Group, Inc. *	1,200	24,732
Kenexa Corp. *	1,300	15,860
Lawson Software, Inc. *	3,400	20,196
Mentor Graphics Corp. *	1,300	9,022
MSC.Software Corp. *	2,164	15,819
Opnet Technologies, Inc.	500	4,750
Progress Software Corp. *	600	13,578
Rovi Corp. *	1,300	34,008
S1 Corp. *	1,100	7,799
Smith Micro Software, Inc. *	2,700	30,861
Soapstone Networks, Inc.	1,117	553
SonicWALL, Inc. *	4,775	36,242
TIBCO Software, Inc. *	3,600	31,428

		258,400

Specialty Retail 6.2%
Aaron’s, Inc.	1,000	27,470
America’s Car-Mart, Inc. *	900	19,683
AnnTaylor Stores Corp. *	3,400	41,038
AutoNation, Inc. *	10,100	208,868
Barnes & Noble, Inc.	4,200	96,726
Bebe Stores, Inc.	2,300	16,721
Brown Shoe Co., Inc.	3,200	24,800
Build-A-Bear Workshop, Inc. *	2,300	10,925
Cabela’s, Inc. *	5,400	87,534
Cache, Inc. *	1,100	4,697
Charlotte Russe Holding, Inc. *	1,800	27,018
Christopher & Banks Corp.	2,310	18,295
Coldwater Creek, Inc. *	4,900	35,966
Collective Brands, Inc. *	2,700	42,984
Conn’s, Inc. *	1,900	23,959
Destination Maternity Corp. *	300	6,846
Dress Barn, Inc. *	1,500	23,385
DSW, Inc., Class A *	1,300	17,537
Finish Line (The), Class A	5,600	48,720
Foot Locker, Inc.	8,700	96,396
Gander Mountain Co. *	800	4,712
Genesco, Inc. *	600	13,032
Group 1 Automotive, Inc.	2,600	76,596
Haverty Furniture Cos., Inc.	1,700	18,258
HOT Topic, Inc. *	4,300	33,239
Jo-Ann Stores, Inc. *	2,000	46,600
Lithia Motors, Inc.	500	5,995
MarineMax, Inc. *	1,300	8,749
Men’s Wearhouse, Inc. (The)	1,500	32,415
New York & Co., Inc. *	3,200	11,520
Office Depot, Inc. *	15,400	70,070
Pacific Sunwear of California *	4,300	14,276
Penske Auto Group, Inc.	7,300	150,964
PEP Boys-Manny Moe & Jack	5,800	57,594
Rent-A-Center, Inc. *	1,700	35,292
Shoe Carnival, Inc. *	1,423	17,788
Stage Stores, Inc.	2,200	27,456
Stein Mart, Inc. *	3,227	35,594
Systemax, Inc. *	1,000	13,030
Tandy Leather Factory, Inc. *	200	510
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
West Marine, Inc. *	1,600	$14,224
Zale Corp. *	3,300	19,536

		1,587,018

Textiles, Apparel & Luxury Goods 1.6%
Columbia Sportswear Co.	2,700	95,607
Culp, Inc. *	1,000	6,590
Delta Apparel, Inc. *	158	1,335
G-III Apparel Group Ltd. *	1,800	21,762
Heelys, Inc.	2,200	4,158
Iconix Brand Group, Inc. *	3,300	57,816
Jones Apparel Group, Inc.	3,200	44,032
K-Swiss, Inc., Class A	2,300	24,932
Kenneth Cole Productions, Inc., Class A	1,000	8,030
Lakeland Industries, Inc. *	200	1,522
Lazare Kaplan International, Inc. *	300	750
Liz Claiborne, Inc.	2,600	8,216
Movado Group, Inc.	1,600	22,848
Oxford Industries, Inc.	1,400	19,194
Perry Ellis International, Inc. *	1,400	10,794
Quiksilver, Inc. *	3,200	6,880
RG Barry Corp.	400	2,856
Rocky Brands, Inc. *	400	1,504
Skechers U.S.A., Inc., Class A *	2,600	35,958
Timberland Co. (The) Class A *	1,200	16,368
Unifi, Inc. *	5,800	12,180
UniFirst Corp.	500	19,460

		422,792

Thrifts & Mortgage Finance 1.9%
Abington Bancorp, Inc.	2,400	19,632
Atlantic Coast Federal Corp.	1,200	2,256
Bank Mutual Corp.	1,100	10,824
BankFinancial Corp.	2,714	28,904
Berkshire Hills Bancorp, Inc.	1,300	29,718
BofI Holding, Inc. *	700	4,935
Dime Community Bancshares	1,800	21,672
Doral Financial Corp. *	100	217
ESSA Bancorp, Inc.	1,500	20,205
First Defiance Financial Corp.	900	13,707
First Financial Holdings, Inc.	400	5,728
First Financial Northwest, Inc.	2,500	19,400
First Place Financial Corp.	367	1,017
Flushing Financial Corp.	1,100	11,671
Home Federal Bancorp, Inc.	2,300	26,197
HopFed Bancorp, Inc.	300	3,426
Legacy Bancorp, Inc.	700	9,317
Louisiana Bancorp, Inc. *	600	8,100
NewAlliance Bancshares, Inc.	3,900	47,775
Northeast Community Bancorp, Inc.	200	1,528
OceanFirst Financial Corp.	1,000	12,170
Provident Financial Services, Inc.	2,000	23,680
Radian Group, Inc.	10,300	34,299
Riverview Bancorp, Inc.	589	2,008
Rome Bancorp, Inc.	700	5,964
SI Financial Group, Inc.	1,100	4,675
TierOne Corp. *	222	513
United Community Financial Corp. *	763	1,045
United Financial Bancorp, Inc.	1,400	18,592
United Western Bancorp, Inc.	472	3,767
Washington Federal, Inc.	5,000	69,650
Waterstone Financial, Inc. *	1,700	8,840
Westfield Financial, Inc.	3,100	30,132

		501,564

Tobacco 0.4%
Alliance One International, Inc. *	4,900	20,286
Universal Corp.	2,100	79,947

		100,233

Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.	1,400	30,968
Empire Resources, Inc.	300	411
GATX Corp.	2,600	65,572
H&E Equipment Services, Inc. *	1,266	13,470
Interline Brands, Inc. *	4,100	69,413
TAL International Group, Inc.	800	8,872
United Rentals, Inc. *	4,900	36,603

		225,309

Water Utility 0.1%
Middlesex Water Co.	800	12,232
Pennichuck Corp.	200	4,590
SJW Corp.	600	13,452

		30,274

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc. Special Shares	1,800	43,380
U.S. Cellular Corp. *	800	28,656

		72,036

Total Common Stocks (cost $32,135,889)		25,474,813

Rights 0.0%
Commercial Banks 0.0%
Preferred Bank, expiring 8/25/09	1,200	403

Total Rights (cost $—)		403

	Principal	Market
	Amount	Value
Repurchase Agreement 0.6%
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $160,239, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $163,441	160,236	160,236

Total Repurchase Agreement (cost $160,237)		160,236

Total Investments (cost $32,296,126) (a) — 99.8%		25,635,452

Other assets in excess of liabilities — 0.2%		59,172

NET ASSETS — 100.0%		$25,694,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

*	Denotes a non-income producing security.

(a)	At July 31, 2009, the tax basis cost of the fund’s investments was $32,293,686, tax unrealized appreciation and depreciation were $1,948,163 and $(8,606,397) respectively.

LLC	Limited Liability Company

Ltd	Limited

NA	National Association
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Value Fund

		Market
	Shares	Value
Common Stocks 87.8%
Aerospace & Defense 3.1%
United Technologies Corp.	970	$52,836

Airline 1.3%
Southwest Airlines Co.	2,750	21,588

Beverages 2.0%
PepsiCo, Inc.	585	33,199

Capital Markets 1.2%
Bank of New York Mellon Corp. (The)	730	19,958

Commercial Banks 3.8%
SunTrust Banks, Inc.	1,500	29,250
U.S. Bancorp	665	13,573
Wells Fargo & Co.	900	22,014

		64,837

Commercial Services & Supplies 1.1%
Avery Dennison Corp.	720	19,246

Communications Equipment 2.0%
Cisco Systems, Inc. *	1,525	33,565

Computers & Peripherals 1.5%
Dell, Inc. *	1,915	25,623

Construction & Engineering 1.1%
Fluor Corp.	355	18,744

Consumer Finance 1.6%
American Express Co.	945	26,772

Energy Equipment & Services 1.1%
Transocean Ltd. *	230	18,329

Food & Staples Retailing 3.1%
SYSCO Corp.	1,235	29,344
Wal-Mart Stores, Inc.	450	22,446

		51,790

Food Products 3.6%
ConAgra Foods, Inc.	1,510	29,641
General Mills, Inc.	530	31,223

		60,864

Health Care Equipment & Supplies 4.7%
Baxter International, Inc.	475	26,776
Medtronic, Inc.	1,505	53,307

		80,083

Health Care Providers & Services 3.4%
Cardinal Health, Inc.	795	26,474
UnitedHealth Group, Inc.	1,125	31,567

		58,041

Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	475	26,153

Household Products 4.4%
Kimberly-Clark Corp.	530	30,978
Procter & Gamble Co. (The)	780	43,298

		74,276

Information Technology Services 1.5%
Alliance Data Systems Corp. *	490	24,990

Insurance 3.4%
Allstate Corp. (The)	315	8,477
Marsh & McLennan Cos., Inc.	1,060	21,645
Travelers Cos., Inc. (The)	650	27,995

		58,117

Machinery 5.6%
Dover Corp.	870	29,589
Illinois Tool Works, Inc.	850	34,467
Parker Hannifin Corp.	690	30,553

		94,609

Multi-Utility 2.2%
Dominion Resources, Inc.	1,120	37,856

Oil, Gas & Consumable Fuels 20.6%
Anadarko Petroleum Corp.	1,290	62,178
Apache Corp.	1,060	88,987
Devon Energy Corp.	1,155	67,094
Occidental Petroleum Corp.	972	69,343
Southwestern Energy Co. *	460	19,058
XTO Energy, Inc.	1,015	40,833

		347,493

Pharmaceuticals 8.4%
Abbott Laboratories	905	40,716
Johnson & Johnson	635	38,665
Pfizer, Inc.	2,000	31,860
Schering-Plough Corp.	1,185	31,414

		142,655

Semiconductors & Semiconductor Equipment 1.7%
KLA-Tencor Corp.	880	28,054

Software 2.5%
Microsoft Corp.	1,760	41,395

Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc. *	1,100	21,890

Total Common Stocks (cost $1,572,399)		1,482,963

	Principal	Market
	Amount	Value
Repurchase Agreement 9.1%
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $153,200, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $156,262	$153,198	153,198

Total Repurchase Agreement (cost $153,198)		153,198

Total Investments (cost $1,725,597) (a) — 96.9%		1,636,161

Other assets in excess of liabilities — 3.1%		52,665

NET ASSETS — 100.0%		$1,688,826

*	Denotes a non-income producing security.

(a)	At July 31, 2009, the tax basis cost of the fund’s investments was $1,747,856, tax unrealized appreciation and depreciation were $49,500 and $(161,195) respectively.

LLC	Limited Liability Company

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Value Opportunities Fund

		Market
	Shares	Value
Common Stocks 99.9%
Aerospace & Defense 2.0%
Axsys Technologies, Inc. *	1,600	$85,872
TransDigm Group, Inc. *	1,000	38,290

		124,162

Airlines 1.4%
Allegiant Travel Co. *	1,300	56,303
Republic Airways Holdings, Inc. *	6,100	31,232

		87,535

Auto Components 0.8%
Fuel Systems Solutions, Inc. *	2,100	52,668

Biotechnology 3.8%
Emergent Biosolutions, Inc. *	5,200	74,672
ImmunoGen, Inc. *	9,700	84,293
Osiris Therapeutics, Inc. *	1,900	23,123
PDL BioPharma, Inc.	6,800	55,964

		238,052

Building Products 1.5%
AAON, Inc.	1,900	37,259
Armstrong World Industries, Inc. *	2,300	56,580

		93,839

Capital Markets 2.8%
Hercules Technology Growth Capital, Inc.	7,286	71,330
MCG Capital Corp. *	18,500	63,455
Prospect Capital Corp.	4,200	42,000

		176,785

Chemicals 2.3%
Scotts Miracle-Gro Co. (The), Class A	1,300	50,765
Solutia, Inc. *	10,500	93,870

		144,635

Commercial Banks 5.1%
Bank of the Ozarks, Inc.	3,700	93,536
First Commonwealth Financial Corp.	5,800	38,686
Sterling Bancorp	7,300	58,911
Suffolk Bancorp	2,600	76,700
Trustmark Corp.	2,600	51,740

		319,573

Commercial Services & Supplies 2.5%
ATC Technology Corp. *	2,700	56,484
Deluxe Corp.	2,900	45,385
Knoll, Inc.	5,400	52,866

		154,735

Communications Equipment 3.5%
Anaren, Inc. *	6,600	118,668
InterDigital, Inc. *	2,000	59,220
Sycamore Networks, Inc. *	12,000	40,800

		218,688

Computers & Peripherals 0.9%
Synaptics, Inc. *	2,400	57,528

Construction & Engineering 1.0%
MasTec, Inc. *	6,100	63,135

Containers & Packaging 2.1%
BWAY Holding Co. *	3,200	50,880
Temple-Inland, Inc.	5,400	84,564

		135,444

Diversified Financial Services 1.0%
Portfolio Recovery Associates, Inc. *	1,400	64,610

Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc.	8,000	59,280

Electric Utilities 3.2%
Empire District Electric Co. (The)	4,900	89,964
IDACORP, Inc.	2,500	69,300
Westar Energy, Inc.	2,200	43,274

		202,538

Electrical Equipment 2.1%
Advanced Battery Technologies, Inc. *	17,300	74,217
FuelCell Energy, Inc. *	14,200	56,942

		131,159

Electronic Equipment & Instruments 1.4%
ScanSource, Inc. *	3,100	88,443

Energy Equipment & Services 2.4%
Cal Dive International, Inc. *	9,900	88,407
Parker Drilling Co. *	13,200	60,984

		149,391

Food & Staples Retailing 1.9%
Ingles Markets, Inc., Class A	3,500	58,485
Spartan Stores, Inc.	4,700	60,583

		119,068

Food Products 2.1%
Diamond Foods, Inc.	2,500	70,500
HQ Sustainable Maritime Industries, Inc. *	3,900	33,423
Omega Protein Corp. *	8,100	31,266

		135,189

Health Care Equipment & Supplies 2.5%
Kinetic Concepts, Inc. *	2,400	75,888
Zoll Medical Corp. *	4,500	82,935

		158,823

Health Care Providers & Services 4.6%
Amedisys, Inc. *	1,400	62,594
Gentiva Health Services, Inc. *	3,000	63,840
HealthSpring, Inc. *	5,200	65,676
Psychiatric Solutions, Inc. *	3,700	99,974

		292,084

Hotels, Restaurants & Leisure 2.2%
Bally Technologies, Inc. *	1,800	65,178
Ruby Tuesday, Inc. *	10,000	74,800

		139,978

Household Durables 2.9%
Jarden Corp. *	2,900	71,485
Tupperware Brands Corp.	3,300	112,431

		183,916

Insurance 4.9%
Amerisafe, Inc. *	4,050	67,352
Amtrust Financial Services, Inc.	8,000	97,760
Navigators Group, Inc. *	1,300	64,103
Platinum Underwriters Holdings Ltd.	2,300	77,625

		306,840

Internet Software & Services 1.9%
Internet Brands, Inc., Class A *	4,800	36,048
j2 Global Communications, Inc. *	3,500	83,965

		120,013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Value Opportunities Fund

		Market
	Shares	Value
Common Stocks (continued)
Leisure Equipment & Products 0.8%
JAKKS Pacific, Inc. *	4,300	$49,579

Life Sciences Tools & Services 1.4%
Kendle International, Inc. *	2,900	33,872
PAREXEL International Corp. *	3,600	55,692

		89,564

Machinery 2.3%
Actuant Corp., Class A	4,100	52,644
Briggs & Stratton Corp.	2,400	41,208
Middleby Corp. *	1,100	53,790

		147,642

Media 1.4%
RCN Corp. *	7,600	55,328
Sinclair Broadcast Group, Inc., Class A	16,800	31,416

		86,744

Multi-Utility 1.1%
Avista Corp.	3,900	72,228

Oil, Gas & Consumable Fuels 1.8%
Southern Union Co.	3,500	67,830
Tesoro Corp.	3,600	47,124

		114,954

Pharmaceuticals 2.4%
Par Pharmaceutical Cos., Inc. *	1,900	30,799
Questcor Pharmaceuticals, Inc. *	7,300	42,778
Valeant Pharmaceuticals International *	2,900	74,820

		148,397

Professional Services 0.8%
Huron Consulting Group, Inc. *	1,200	53,220

Real Estate Investment Trusts 4.9%
Colonial Properties Trust	4,700	37,506
First Industrial Realty Trust, Inc.	11,500	48,760
Lexington Realty Trust	15,455	66,147
NorthStar Realty Finance Corp.	12,745	45,627
Pennsylvania Real Estate Investment Trust	8,300	43,907
Ramco-Gershenson Properties Trust	7,500	68,175

		310,122

Semiconductors & Semiconductor Equipment 4.4%
Ceva, Inc. *	7,900	69,283
Lattice Semiconductor Corp. *	37,800	83,538
PMC — Sierra, Inc. *	7,100	64,965
Zoran Corp. *	5,200	59,904

		277,690

Software 6.3%
Concur Technologies, Inc. *	1,900	65,531
Interactive Intelligence, Inc. *	7,000	113,120
NetScout Systems, Inc. *	5,900	58,705
S1 Corp. *	9,600	68,064
TeleCommunication Systems, Inc., Class A *	6,600	54,648
Tyler Technologies, Inc. *	2,300	35,420

		395,488

Specialty Retail 3.7%
Aaron’s, Inc.	1,800	49,446
Buckle, Inc. (The)	2,000	61,880
Genesco, Inc. *	2,100	45,612
PEP Boys-Manny Moe & Jack	7,400	73,482

		230,420

Textiles, Apparel & Luxury Goods 2.1%
Deckers Outdoor Corp. *	900	60,849
Fuqi International, Inc. *	3,000	72,630

		133,479

Thrifts & Mortgage Finance 0.8%
Ocwen Financial Corp. *	3,500	49,875

Trading Companies & Distributors 2.0%
Aircastle Ltd.	8,900	64,614
Kaman Corp.	3,300	63,294

		127,908

Total Investments (cost $6,008,053) (a) — 99.9%		6,305,421

Other assets in excess of liabilities — 0.1%		6,904

NET ASSETS — 100.0%		$6,312,325

*	Denotes a non-income producing security.

(a)	At July 31, 2009, the tax basis cost of the fund’s investments was $5,995,367, tax unrealized appreciation and depreciation were $1,122,132 and $(812,078) respectively.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Bond Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 1.9%
Other Asset-Backed Securities 1.9%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-4, Class 1A6, 6.24%, 01/25/13(a)	$662,319	$535,981
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	622,871	382,647
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	852,611	740,984

Total Asset-Backed Securities (cost $2,137,773)		1,659,612

Collateralized Mortgage Obligations 8.5%
ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	1,000,000	895,599
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	898,028	731,899
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.66%, 03/25/37	999,068	545,105
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	1,000,000	724,321
Fannie Mae REMICS, Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	2,086,243
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	1,000,000	680,515
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2AN, 5.68%, 12/25/35(a)	956,580	605,794
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	1,000,000	975,768

Total Collateralized Mortgage Obligations (cost $8,783,755)		7,245,244

Commercial Mortgage Backed Securities 10.5%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A3, 5.66%, 04/10/49(a)	1,000,000	864,695
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3, 5.69%, 09/15/40(a)	1,000,000	898,584
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35	955,000	970,871
Enterprise Mortgage Acceptance Co. LLC, Series 1998-1, Class A3, 6.63%, 01/15/25(c)	385,156	304,890
Fannie Mae Grantor Trust, Series 2000-T5, Class B, 7.30%, 05/25/10	3,000,000	3,122,851
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A3, 5.72%, 12/10/49	1,000,000	901,188
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A3, 5.94%, 06/15/40(a)	1,000,000	907,616
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3, 5.47%, 11/15/30(a)	1,000,000	1,011,236

Total Commercial Mortgage Backed Securities (cost $9,212,226)		8,981,931

Corporate Bonds 43.5%
Airlines 3.8%
American Airlines Pass Through Trust 1999, Series 1999-1, Class A-2, 7.02%, 10/15/09	750,000	744,375
Continental Airlines, Inc. Pass Through Certificate, Series 974B, 6.90%, 01/02/17	1,145,078	858,808
Northwest Airlines, Inc. Pass Through Certificate, Series 01-C, 7.63%, 04/01/10	358,005	326,171
UAL Pass Through Trust Series 2001-1, Series 2001-1, 6.93%, 09/01/11(d)	1,000,000	1,300,000

		3,229,354

Banks 2.2%
Bank of America NA, 6.10%, 06/15/17	1,000,000	951,554
JPMorgan Chase & Co., 7.90%, 04/29/49	1,000,000	950,510

		1,902,064

Beverages 2.6% (c)
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	1,000,000	1,167,997
SABMiller PLC, 6.50%, 07/15/18	1,000,000	1,062,606

		2,230,603

Computers 1.2%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	970,925

Diversified Financial Services 3.8%
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	1,026,437
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	1,000,000	1,294,153
Textron Financial Corp., 5.13%, 11/01/10	1,000,000	938,834

		3,259,424

Health Care Providers & Services 1.2%
Quest Diagnostics, Inc., 5.13%, 11/01/10	1,000,000	1,019,121

Healthcare-Products 1.3%
Covidien International Finance SA, 6.00%, 10/15/17	1,000,000	1,102,425

Insurance 2.8%
Liberty Mutual Group, Inc., 7.30%, 06/15/14(c)	1,000,000	895,721
Oil Insurance Ltd., 7.56%, 12/29/49(a) (c)	1,000,000	447,070
Principal Life Income Funding Trusts, 5.30%, 12/14/12	1,000,000	1,028,834

		2,371,625

Media 2.7%
Comcast Cable Holdings LLC, 9.80%, 02/01/12	1,000,000	1,154,510
Time Warner Cable, Inc., 8.25%, 02/14/14	1,000,000	1,160,441

		2,314,951

Mining 1.3%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	1,000,000	1,059,196

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Miscellaneous Manufacturing 2.6%
Eaton Corp., 8.88%, 06/15/19	$1,000,000	$1,214,048
General Electric Co., 5.25%, 12/06/17	1,000,000	1,013,562

		2,227,610

Oil & Gas 2.6%
ConocoPhillips, 5.75%, 02/01/19	1,000,000	1,095,671
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,094,210

		2,189,881

Oil & Gas Services 1.2%
Weatherford International, Inc., 6.35%, 06/15/17	1,000,000	1,040,898

Paper & Forest Products 0.7% (c)
Stora Enso OYJ, 7.25%, 04/15/36	1,000,000	580,000

Pharmaceuticals 2.7%
Novartis Securities Investment Ltd., 5.13%, 02/10/19	1,000,000	1,053,394
Pfizer, Inc., 7.20%, 03/15/39	1,000,000	1,255,692

		2,309,086

Pipelines 1.2%
Energy Transfer Partners LP, 5.65%, 08/01/12	1,000,000	1,054,650

Real Estate Investment Trusts 1.0%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	815,880

Retail 1.1%
CVS Pass -Through Trust, 6.94%, 01/10/30	969,848	940,588

Software 1.2%
Oracle Corp., 5.00%, 07/08/19	1,000,000	1,053,557

Telecommunications 5.0%
FairPoint Communications, Inc., 13.13%, 04/01/18	1,000,000	260,000
France Telecom SA, 5.38%, 07/08/19	1,000,000	1,065,182
Qwest Corp., 6.88%, 09/15/33	1,000,000	775,000
Telecom Italia Capital SA, 5.25%, 11/15/13	1,000,000	1,032,392
Verizon Wireless Capital LLC, 7.38%, 11/15/13 (c)	1,000,000	1,150,107

		4,282,681

Transportation 1.3%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	1,000,000	1,129,880

Total Corporate Bonds (cost $36,546,058)		37,084,399

Municipal Bonds 0.7%
Iowa 0.6%
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	790,000	584,134

Louisiana 0.1%
Tobacco Settlement Financing Corp., 6.36%, 05/15/25	64,352	59,563

Total Municipal Bonds (cost $854,254)		643,697

Yankee Dollar 1.1%
Mining 1.1%
Xstrata Canada Corp., 6.00%, 10/15/15	1,000,000	902,696

Total Yankee Dollars (cost $879,758)		902,696

U.S. Government Sponsored & Agency Obligations 16.7%
Fannie Mae Pool, Pool #AA6013, 4.50%, 05/01/39	2,887,637	2,908,305
Federal Farm Credit Bank, 2.00%, 01/17/12	4,000,000	4,039,964
Israel Government AID Bond 0.00%, 05/15/24	1,000,000	461,289
U.S. Treasury Inflation Index Notes, 2.13%, 01/15/19	2,000,000	2,066,845
U.S. Treasury Notes
3.25%, 05/31/16	4,000,000	4,036,564
2.75%, 02/15/19	750,000	704,587

Total U.S. Government Sponsored & Agency Obligations (cost $14,199,543)		14,217,554

U.S. Government Sponsored Mortgage-Backed Obligations 6.1%
Fannie Mae Pool
Pool # 383661, 6.62%, 06/01/16	1,786,640	2,011,252
Pool # 386905, 5.00%, 04/01/19	921,274	941,298
Freddie Mac Gold Pool, Pool # E01443, 3.50%, 07/01/18	2,251,400	2,227,861

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $4,853,758)		5,180,411

Repurchase Agreement 9.1%
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $7,781,936, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $7,937,449	7,781,813	7,781,813

Total Repurchase Agreement (cost $7,781,813)		7,781,813

Total Investments (cost $85,248,938) (e) — 98.1%		83,697,357

Other assets in excess of liabilities — 1.9%		1,616,717

NET ASSETS — 100.0%		$85,314,074

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2009. The maturity date represents the actual maturity date.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at July 31, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Fund
(c)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2009 was $5,608,391 which represents 6.57% of net assets.

(d)	Security in default.

(e)	At July 31, 2009, the tax basis cost of the fund’s investments was $85,230,836, tax unrealized appreciation and depreciation were $3,627,216 and $(5,160,695) respectively.

LLC	Limited Liability Company

LP	Limited Partnership

Ltd	Limited

NA	National Association

OYJ	Public Traded Company

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Enhanced Income Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 16.8%
Automobile Asset-Backed Securities 4.2%
Banc of America Securities Auto Trust, Series 2006-G1, Class A3, 5.18%, 06/18/10	$36,533	$36,584
BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	1,879,873	1,910,596
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3A, 4.98%, 05/15/11	722,142	733,245
Daimler Chrysler Auto Trust
Series 2006-D, Class A3, 4.98%, 02/08/11	546,135	551,138
Series 2007-A, Class A2A, 5.01%, 03/08/11	252,414	254,163
Ford Credit Auto Owner Trust, Series 2007-B, Class A2A, 5.26%, 06/15/10	86,717	86,867
Honda Auto Receivables Owner Trust, Series 2009-2, Class A2, 2.22%, 08/15/11	2,200,000	2,214,060
USAA Auto Owner Trust
Series 2008-1, Class A2, 4.27%, 10/15/10	19,774	19,801
Series 2008-2, Class A2, 3.91%, 01/18/11	686,879	690,347
World Omni Auto Receivables Trust, Series 2008-B, Class A2, 4.13%, 03/15/11	1,575,371	1,596,376

		8,093,177

Credit Card Asset-Backed Securities 6.7%
BA Credit Card Trust, Series 2008-A9, Class A9, 4.07%, 07/16/12	2,000,000	2,027,475
Bank One Issuance Trust
Series 2004-A6, Class A6, 3.94%, 04/16/12	1,500,000	1,501,827
Series 2002-A6, Class A, 0.48%, 06/15/12(a)	1,300,000	1,299,432
Chase Issuance Trust
Series 2005-A10, Class A10, 4.65%, 12/17/12	1,230,000	1,272,190
Series 2006-A1, Class A, 0.33%, 04/15/13(a)	1,997,000	1,970,270
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5, 5.50%, 06/22/12	1,055,000	1,091,623
Series 2005-A7, Class A7, 4.75%, 10/22/12	2,000,000	2,068,859
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3, 4.10%, 10/15/12	1,440,000	1,465,930

		12,697,606

Other Asset-Backed Securities 5.9%
Caterpillar Financial Asset Trust, Series 2008-A, Class A2A, 4.09%, 12/27/10	655,757	660,547
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A3, 5.16%, 09/15/11	742,601	746,414
CPL Transition Funding LLC, Series 2002-1, Class A3, 5.56%, 01/15/12	1,205,648	1,230,918
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	1,265,847	1,294,302
John Deere Owner Trust, Series 2008-A Class A2, 3.63%, 03/15/11	470,754	472,025
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A2, 4.03%, 02/15/12	673,016	678,420
Peco Energy Transition Trust
Series 2000-A, Class A4, 7.65%, 03/01/10	1,500,000	1,508,552
Series 2001-A, Class A1, 6.52%, 12/31/10	2,300,000	2,400,648
PSE&G Transition Funding LLC, Series 2001-1, Class A5, 6.45%, 03/15/13	2,000,000	2,090,338
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	195,728	196,394

		11,278,558

Total Asset-Backed Securities (cost $31,680,327)		32,069,341

Collateralized Mortgage Obligations 12.5%
Fannie Mae REMICS
Series 2003-92, Class PC, 4.50%, 05/25/15	1,194,580	1,208,384
Series 2005-91, Class PB, 4.50%, 06/25/16	1,182,386	1,200,197
Series 2002-82, Class XD, 5.00%, 07/25/16	1,406,591	1,444,755
Series 2003-15, Class WC, 4.00%, 12/25/16	1,558,281	1,589,550
Series 2004-61, Class AB, 5.00%, 03/25/17	1,173,981	1,195,166
Series 2003-57, Class NB, 3.00%, 06/25/18	263,072	264,321
Series 2003-75, Class NB, 3.25%, 08/25/18	203,099	205,321
Series 2004-96, Class EW, 4.50%, 06/25/24	1,417,398	1,438,769
Series 2003-14, Class AN, 3.50%, 03/25/33	253,388	251,398
Freddie Mac REMICS
Series 3483, Class FB, 0.43%, 08/15/11(a)	1,602,631	1,595,449
Series 2651, Class VB, 5.50%, 03/15/14	643,087	647,945
Series 2668, Class AD, 4.00%, 01/15/15	1,083,140	1,097,543
Series 2689, Class PC, 4.00%, 09/15/15	1,909,509	1,942,176
Series 2614, Class TD, 3.50%, 05/15/16	2,102,205	2,139,562
Series 2517, Class OD, 5.00%, 05/15/16	1,193,153	1,214,266
Series 2628, Class PV, 3.75%, 10/15/16	808,299	818,336
Series 2628, Class PX, 4.00%, 10/15/16	1,212,448	1,228,705
Series 2611, Class KC, 3.50%, 01/15/17	256,839	260,750
Series 2664, Class GA, 4.50%, 01/15/18	309,986	318,554
Series 2613, Class PA, 3.25%, 05/15/18	356,856	359,460
Series 2630, Class JA, 3.00%, 06/15/18	224,496	226,739
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	2,045,996	2,051,923
Series 2004-103, Class A, 3.88%, 12/16/19	1,084,758	1,093,472
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Enhanced Income Fund

	Principal	Market
	Amount	Value
Collateralized Mortgage Obligations (continued)
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	$162,130	$160,860

Total Collateralized Mortgage Obligations (cost $23,730,442)		23,953,601

Commercial Mortgage Backed Securities 7.0%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3, 4.88%, 11/10/42	1,749,684	1,765,431
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A1, 6.08%, 02/15/35	102,779	103,753
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 01/17/32	540,844	543,638
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A2, 4.22%, 04/10/40	900,757	908,904
Series 2004-C3, Class A3, 4.21%, 12/10/41(a)	1,893,444	1,892,984
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A3, 4.34%, 06/10/36	360,567	360,232
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A1, 5.34%, 05/12/45	1,151,426	1,163,581
Morgan Stanley Capital I
Series 2004-IQ8, Class A3, 4.50%, 11/15/11	795,134	795,725
Series 2005-HQ5, Class A2, 4.81%, 01/14/42	1,686,677	1,701,197
Series 2005-IQ9, Class A1, 3.99%, 07/15/56	363,509	363,154
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	9,080	9,089
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2, 4.38%, 10/15/41	2,108,637	2,107,061
Series 2005-C17, Class A2, 4.78%, 03/15/42	1,630,152	1,636,899

Total Commercial Mortgage Backed Securities (cost $13,222,111)		13,351,648

Corporate Bonds 25.0%
Aerospace & Defense 0.8%
United Technologies Corp., 4.38%, 05/01/10	1,500,000	1,541,784

		1,541,784

Banks 5.1%
Bank of New York Mellon Corp. (The), 0.87%, 02/05/10(a)	1,500,000	1,501,496
HSBC Bank USA NA, 3.88%, 09/15/09	2,000,000	2,006,504
JPMorgan Chase & Co., 3.80%, 10/02/09	1,000,000	1,003,682
Kreditanstalt fuer Wiederaufbau, 5.00%, 06/01/10	1,695,000	1,756,108
Rabobank Nederland NV, 1.23%, 05/19/10(a)(b)	1,500,000	1,503,726
Wells Fargo & Co., 4.20%, 01/15/10	2,000,000	2,022,314

		9,793,830

Biotechnology 1.1%
Genentech, Inc., 4.40%, 07/15/10	2,000,000	2,055,194

		2,055,194

Computers 2.0%
Hewlett-Packard Co.
1.71%, 05/27/11(a)	300,000	304,954
2.25%, 05/27/11	1,500,000	1,522,008
International Business Machines Corp., 4.25%, 09/15/09	2,000,000	2,008,752

		3,835,714

Diversified Financial Services 2.7%
Heller Financial, Inc., 7.38%, 11/01/09	1,500,000	1,517,931
John Deere Capital Corp., 5.40%, 04/07/10	2,000,000	2,060,824
Toyota Motor Credit Corp., 4.25%, 03/15/10	1,500,000	1,527,054

		5,105,809

Food 1.1%
Unilever Capital Corp., 7.13%, 11/01/10	2,000,000	2,130,362

		2,130,362

Healthcare-Products 1.3%
Johnson & Johnson, 6.63%, 09/01/09	2,428,000	2,438,870

		2,438,870

Insurance 0.5%(b)
New York Life Global Funding, 4.63%, 08/16/10	1,000,000	1,018,364

		1,018,364

Machinery-Construction & Mining 1.1%
Caterpillar, Inc., 7.25%, 09/15/09	2,000,000	2,013,568

		2,013,568

Miscellaneous Manufacturing 2.4%
3M Co., 5.13%, 11/06/09	2,000,000	2,028,190
Honeywell International, Inc., 7.50%, 03/01/10	2,500,000	2,601,787

		4,629,977

Oil & Gas 0.9%
Burlington Resources, Inc., 9.88%, 06/15/10	1,500,000	1,610,376

		1,610,376

Pharmaceuticals 1.1%(a)
Pfizer, Inc., 2.58%, 03/15/11	2,000,000	2,060,252

		2,060,252

Retail 1.5%
Lowe’s Cos., Inc., 8.25%, 06/01/10	885,000	936,696
Wal-Mart Stores, Inc., 6.88%, 08/10/09	2,000,000	2,001,812

		2,938,508

Telecommunications 3.4%
BellSouth Corp., 4.20%, 09/15/09	2,300,000	2,307,661
Cisco Systems, Inc., 5.25%, 02/22/11	2,000,000	2,116,904
Verizon Global Funding Corp., 7.25%, 12/01/10	2,000,000	2,134,110

		6,558,675

Total Corporate Bonds (cost $47,372,072)		47,731,283

Sovereign Bonds 2.5%
Multi-National 2.5%
African Development Bank, 0.86%, 03/23/11(a)	1,700,000	1,696,156
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Enhanced Income Fund

	Principal	Market
	Amount	Value
Sovereign Bonds (continued)
Multi-National (continued)
Asian Development Bank, 4.13%, 09/15/10	$1,000,000	$1,031,851
International Bank for Reconstruction & Development, 0.82%, 03/04/11(a)	2,000,000	2,008,924

Total Sovereign Bonds (cost $4,731,470)		4,736,931

Yankee Dollars 0.9%
Multi-National 0.5%
Inter-American Development Bank, 8.40%, 09/01/09	1,029,000	1,034,799

		1,034,799

Other Financial 0.4%
Baxter FinCo.BV, 4.75%, 10/15/10	675,000	702,672

		702,672

Total Yankee Dollars (cost $1,736,995)		1,737,471

U.S. Government Sponsored & Agency Obligations 29.3%
Bank of America NA, 1.70%, 12/23/10	2,000,000	2,021,740
Citigroup Funding, Inc., 0.59%, 07/30/10(a)	2,000,000	2,004,742
Federal Farm Credit Bank, 4.75%, 05/07/10	2,000,000	2,064,352
Federal Home Loan Banks, 2.75%, 06/18/10	2,000,000	2,038,018
Federal Home Loan Mortgage Corp.
4.88%, 02/09/10	2,000,000	2,046,388
3.13%, 02/12/10	2,000,000	2,027,682
2.88%, 04/30/10	2,000,000	2,038,896
Federal National Mortgage Association
4.63%, 12/15/09	2,300,000	2,336,333
4.13%, 05/15/10	2,000,000	2,055,982
4.38%, 06/21/10	2,000,000	2,065,070
1.75%, 03/23/11	2,000,000	2,021,610
General Electric Capital Corp., 1.80%, 03/11/11	2,000,000	2,019,788
Goldman Sachs Group, Inc. (The), 1.63%, 07/15/11	2,000,000	2,014,596
JPMorgan Chase & Co., 2.63%, 12/01/10	2,000,000	2,045,958
Morgan Stanley, 2.90%, 12/01/10	2,000,000	2,053,170
State Street Bank & Trust Co., 1.85%, 03/15/11	2,000,000	2,026,770
U.S. Treasury Notes
4.00%, 09/30/09	8,000,000	8,047,184
3.25%, 12/31/09	6,000,000	6,072,420
2.13%, 01/31/10	5,000,000	5,044,530
2.00%, 02/28/10	4,000,000	4,038,280

Total U.S. Government Sponsored & Agency Obligations (cost $55,689,636)		56,083,509

U.S. Government Sponsored Mortgage-Backed Obligations 0.4%
Fannie Mae Pool
Pool #253845, 6.00%, 06/01/16	63,540	67,856
Pool #254089, 6.00%, 12/01/16	99,598	106,364
Pool #545415, 6.00%, 01/01/17	88,395	94,400
Pool #254195, 5.50%, 02/01/17	212,510	224,823
Pool #625178, 5.50%, 02/01/17	180,267	190,711
Freddie Mac Gold Pool
Pool #E00678, 6.50%, 06/01/14	37,681	39,784
Pool #E00991, 6.00%, 07/01/16	50,928	53,830

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $733,158)		777,768

Repurchase Agreement 4.8%
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $9,091,801, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $9,273,490	9,091,657	9,091,657

Total Repurchase Agreement (cost $9,091,657)		9,091,657

Total Investments (cost $187,987,868) (c) — 99.2%		189,533,209

Other assets in excess of liabilities — 0.8%		1,547,263

NET ASSETS — 100.0%		$191,080,472

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2009 was $2,522,090 which represents 1.32% of net assets.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $187,992,028, tax unrealized appreciation and depreciation were $1,583,987 and $(42,806) respectively.

LLC	Limited Liability Company

NA	National Association

NV	Public Traded Company

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Government Bond Fund

	Principal	Market
	Amount	Value
Collateralized Mortgage Obligations 29.5%
Fannie Mae Grantor Trust
Series 2001-T2, Class B, 6.02%, 11/25/10	$3,127,000	$3,276,131
Series 2001-T11, Class B, 5.50%, 09/25/11	8,585,000	9,181,141
Fannie Mae REMICS
Series 1988-25, Class B, 9.25%, 10/25/18	9,272	10,112
Series 1990-7, Class B, 8.50%, 01/25/20	25,824	28,116
Series 1993-16, Class Z, 7.50%, 02/25/23	110,589	122,428
Series 1993-226, Class PK, 6.00%, 12/25/23	1,000,000	1,064,602
Series 2004-68, Class DY, 5.50%, 09/25/24	2,391,304	2,433,085
Series 2003-66, Class AP, 3.50%, 11/25/32	2,150,025	2,143,621
Series 1998-73, Class MZ, 6.30%, 10/17/38	4,115,463	4,112,983
Fannie Mae-Aces
Series 2006-M2, Class A1F, 4.85%, 07/25/12(a)	4,152,695	4,362,141
Series 1998-M4, Class D, 6.20%, 02/25/35	721,325	739,132
Freddie Mac REMICS
Series 2677, Class LE, 4.50%, 09/15/18	10,000,000	10,358,708
Series 2960, Class BL, 5.00%, 02/15/23	3,916,728	4,078,341
Series 1684, Class I, 6.50%, 03/15/24	1,813,610	1,954,469
Series 2644, Class AY, 5.00%, 10/15/28	3,080,000	3,168,270
Series 2296, Class H, 6.50%, 03/15/31	129,441	137,398

Total Collateralized Mortgage Obligations (cost $45,382,690)		47,170,678

U.S. Government Mortgage Backed Agencies 35.4%
Fannie Mae Pool
Pool #873942, 5.87%, 09/01/11	3,917,238	3,938,684
Pool #460669, 5.63%, 06/01/12	10,844,650	11,642,654
Pool #381570, 6.30%, 04/01/14	944,078	1,036,982
Pool #381190, 7.90%, 08/01/15	1,468,302	1,696,260
Pool #383142, 7.11%, 10/01/15	1,883,004	1,991,695
Pool #380082, 6.35%, 03/01/16	3,717,419	4,007,368
Pool #381995, 7.40%, 10/01/17	996,621	1,133,302
Pool #385012, 6.84%, 04/01/20	4,230,487	4,769,462
Pool #874740, 6.32%, 07/01/22	1,752,461	1,943,031
Pool #874982, 6.81%, 11/01/25	1,723,517	1,977,753
Pool #385258, 6.65%, 07/01/27	1,303,118	1,415,456
Pool #386375, 4.79%, 08/01/28	1,745,243	1,673,520
Pool #386113, 5.35%, 05/01/33	5,030,317	4,911,255
Pool #387114, 5.62%, 09/01/34	1,174,416	1,235,257
Pool #773298, 4.84%, 04/01/35(a)	4,631,037	4,807,927
Pool #745769, 4.11%, 07/01/36(a)	4,818,743	4,959,870
Pool #813605, 4.58%, 07/01/36(a)	3,284,474	3,336,701

Total U.S. Government Mortgage Backed Agencies (cost $54,662,395)		56,477,177

U.S. Government Sponsored & Agency Obligations 35.1%
Cal Dive I — Title XI, Inc., 4.93%, 02/01/27	4,497,538	4,640,110
Federal Farm Credit Bank, 4.70%, 08/10/15	2,480,000	2,625,884
Federal Home Loan Bank System
5.99%, 04/15/13	1,500,000	1,697,473
8.02%, 02/13/15	5,000,000	6,256,125
5.25%, 06/12/37	4,500,000	4,610,826
Federal National Mortgage Association
8.20%, 03/10/16	5,000,000	6,363,215
4.50%, 12/18/17	3,748,000	3,704,598
GMAC, Inc., 2.20%, 12/19/12	20,000,000	20,059,400
U.S. Treasury Bonds, 6.13%, 11/15/27	5,000,000	6,165,625

Total U.S. Government Sponsored & Agency Obligations (cost $53,549,151)		56,123,256

Total Investments (cost $153,594,236) (b) — 100.0%		159,771,111

Other assets in excess of liabilities — 0.0%		39,541

NET ASSETS — 100.0%		$159,810,652

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2009. The maturity date represents the actual maturity date.

(b)	At July 31, 2009, the tax basis cost of the fund’s investments was $153,594,236, tax unrealized appreciation and depreciation were $6,207,267 and $(30,392) respectively.

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 19.8%
Automobile Asset-Backed Securities 11.5%
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A4, 4.63%, 06/06/12	$782,204	$793,353
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.46%, 07/15/14	1,000,000	966,679
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	1,000,000	975,800
Honda Auto Receivables Owner Trust, Series 2006-3, Class A4, 5.11%, 04/15/12	1,140,000	1,170,041
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4, 4.28%, 06/16/14	700,000	717,723
USAA Auto Owner Trust, Series 2008-1, Class A4, 4.50%, 10/15/13	1,000,000	1,035,239
Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A2, 3.71%, 04/20/11	450,472	453,742
World Omni Auto Receivables Trust
Series 2008-B, Class A3A, 5.13%, 04/15/13	750,000	781,316
Series 2008-A, Class A4, 4.74%, 10/15/13	1,000,000	998,640

		7,892,533

Credit Card Asset-Backed Security 1.5%
Chase Issuance Trust, Series 2005-A7, Class A7, 4.55%, 03/15/13	1,000,000	1,037,058

Home Equity Asset-Backed Securities 2.8%
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF4, 4.43%, 10/25/33(a)	1,050,316	976,557
Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.47%, 03/25/32(b)	1,069,162	892,233

		1,868,790

Other Asset-Backed Securities 4.0%
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A4, 4.47%, 06/15/13(c)	723,009	733,976
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10	1,000,000	1,043,760
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2, 5.03%, 03/25/14	929,656	971,791

		2,749,527

Total Asset-Backed Securities (cost $13,618,742)		13,547,908

Collateralized Mortgage Obligations 8.6%
Fannie Mae REMICS
Series 2004-79, Class VE, 4.50%, 08/25/10	459,993	466,557
Series 2002-82, Class XD, 5.00%, 07/25/16	611,561	628,154
Series 2004-80, Class LG, 4.00%, 10/25/16	1,473,699	1,503,175
Freddie Mac REMICS
Series 2870, Class BC, 4.50%, 07/15/14	461,565	463,501
Series 2676, Class CV, 4.00%, 05/15/16	744,120	762,132
Series 2626, Class UN, 4.00%, 08/15/29	432,502	437,218
Government National Mortgage Association
Series 2004-76, Class QA, 4.00%, 01/20/34	980,043	988,858
Series 2004-22, Class BK, 3.47%, 04/20/34	666,805	674,735

Total Collateralized Mortgage Obligations (cost $5,838,071)		5,924,330

Commercial Mortgage Backed Securities 12.9%
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP4, Class A1, 5.06%, 11/15/16	290,634	294,435
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	267,455	269,990
Series 2004-T14, Class A3, 4.80%, 01/12/41	654,226	646,359
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A1, 4.98%, 12/11/49	715,197	722,082
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.51%, 04/10/38(b)	1,000,000	1,003,106
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A2, 4.89%, 09/15/30	2,000,000	1,996,269
Series 2007-C1, Class A1, 5.39%, 02/15/40(b)	603,740	614,210
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A1, 4.71%, 07/12/46(b)	879,080	891,656
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	8,319	8,327
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A2, 4.78%, 03/15/42	1,124,805	1,129,460
Series 2006-C27, Class A2, 5.62%, 07/15/45	1,300,000	1,302,788

Total Commercial Mortgage Backed Securities (cost $8,850,104)		8,878,682

Corporate Bonds 10.8%
Banks 1.5%
Wells Fargo & Co., Series E, 3.98%, 10/29/10	1,000,000	1,024,214

Biotechnology 0.7%
Genentech, Inc., 4.40%, 07/15/10	500,000	513,798

Diversified Financial Services 3.0%
Merrill Lynch & Co., Inc., Series C, 4.25%, 02/08/10	1,000,000	1,013,731
TIAA Global Markets, Inc., 4.88%, 01/12/11(c)	1,000,000	1,034,266

		2,047,997

Insurance 1.5%(c)
Metropolitan Life Global Funding I, 4.63%, 08/19/10	1,000,000	1,005,492

Pharmaceuticals 1.1%
Eli Lilly & Co., 3.55%, 03/06/12	200,000	207,685
Pfizer, Inc., 2.58%, 03/15/11(b)	500,000	515,063

		722,748

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Retail 1.5%
Wal-Mart Stores, Inc., 4.13%, 02/15/11	$1,000,000	$1,040,762

Telecommunications 1.5%
Cisco Systems, Inc., 5.25%, 02/22/11	1,000,000	1,058,452

Total Corporate Bonds (cost $7,264,215)		7,413,463

U.S. Government Sponsored & Agency Obligations 42.5%
Federal Farm Credit Bank, 3.88%, 08/25/11	750,000	789,309
Federal Home Loan Mortgage Corp.
2.88%, 04/30/10	2,000,000	2,038,896
2.88%, 11/23/10	1,500,000	1,540,068
1.75%, 06/15/12	750,000	748,427
Federal National Mortgage Association
2.88%, 10/12/10	1,500,000	1,537,995
3.63%, 08/15/11	1,000,000	1,048,577
General Electric Capital Corp., Series G, 2.20%, 06/08/12	1,000,000	1,008,551
JPMorgan Chase & Co., 2.63%, 12/01/10	750,000	767,234
State Street Corp., 2.15%, 04/30/12	500,000	503,987
U.S. Treasury Notes
4.75%, 02/15/10	5,000,000	5,117,190
2.00%, 09/30/10	3,000,000	3,048,984
1.38%, 02/15/12	1,500,000	1,499,062
1.38%, 05/15/12	9,000,000	8,964,180
US Bancorp, 2.25%, 03/13/12	500,000	506,008

Total U.S. Government Sponsored & Agency Obligations (cost $28,803,274)		29,118,468

Yankee Dollars 1.0%
Diversified Financial Services 1.0%
BP Capital Markets PLC, 3.13%, 03/10/12	650,000	668,209

Total Yankee Dollars (cost $649,966)		668,209

Repurchase Agreement 3.2%
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $2,208,841, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $2,252,982	2,208,806	2,208,806

Total Repurchase Agreement (cost $2,208,806)		2,208,806

Total Investments (cost $67,233,178) (d) — 98.8%		67,759,866

Other assets in excess of liabilities — 1.2%		791,908

NET ASSETS — 100.0%		$68,551,774

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at July 31, 2009.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2009. The maturity date represents the actual maturity date.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2009 was $2,773,734 which represents 4.05% of net assets.

(d)	At July 31, 2009, the tax basis cost of the fund’s investments was $67,233,178, tax unrealized appreciation and depreciation were $935,790 and $(409,102) respectively.

LLC	Limited Liability Company

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 0.9%
Automobile Asset-Backed Security 0.5%
USAA Auto Owner Trust, Series 2008-3, Class A3, 4.65%, 10/15/12	$4,750,000	$4,887,389

Credit Card Asset-Backed Security 0.3%(a)
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	2,330,000	2,457,140

Home Equity Asset-Backed Securities 0.1%(a)
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.37%, 01/25/37	996,463	956,839

Total Asset-Backed Securities (cost $8,162,734)		8,301,368

Commercial Mortgage Backed Securities 3.8%
Banks 2.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4, 5.36%, 10/10/45	2,830,000	2,376,042
Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,447,017
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32	3,153,720	3,261,738
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class B, 6.45%, 03/15/33	2,604,000	2,620,355
Series 2001-CIB3, Class C, 7.09%, 11/15/35(a)(b)	1,292,000	1,282,609
Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,179,939
Series 2006-LDP7, Class A4, 6.07%, 04/15/45(a)	2,321,000	2,045,880
Series 2007-CB18, Class AM, 5.47%, 06/12/47	300,000	169,097
Series 2007-LD12, Class A2, 5.83%, 02/15/51	1,525,000	1,511,508
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class C, 6.55%, 04/15/34	1,189,000	1,249,212
Series 2007-C33, Class A4, 6.10%, 02/15/51(a)	1,395,000	1,071,632

		18,215,029

Diversified Financial Services 1.4%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class AJ, 4.66%, 06/11/41	1,384,000	826,595
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.30%, 12/10/49(a)	2,320,000	2,028,574
CWCapital COBALT, Series 2007-C3, Class A4, 5.82%, 05/15/46(a)	1,490,000	1,130,485
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 08/10/38(a)	2,133,000	2,048,405
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4, 5.12%, 11/15/32	2,161,000	2,170,293
Series 2007-C1, Class A2, 5.32%, 02/15/40	1,535,000	1,540,725
Morgan Stanley Capital I
Series 2005-T19, Class A2, 4.73%, 06/12/47	2,153,000	2,169,157
Series 2007-IQ14, Class A4, 5.69%, 04/15/49	1,490,000	1,121,764

		13,035,998

Mortgage-Backed 0.4%(a)
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43	4,180,000	4,054,178

Total Commercial Mortgage Backed Securities (cost $35,467,387)		35,305,205

Corporate Bonds 19.4%
Advertising 0.0%
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	127,888

Aerospace & Defense 0.3%
General Dynamics Corp., 4.25%, 05/15/13	175,000	181,994
Goodrich Corp.
6.29%, 07/01/16	171,000	183,871
6.80%, 07/01/36	129,000	129,944
Lockheed Martin Corp.
7.65%, 05/01/16	123,000	145,252
Series B, 6.15%, 09/01/36	196,000	213,237
McDonnell Douglas Corp., 9.75%, 04/01/12	325,000	382,874
Northrop Grumman Systems Corp.
7.13%, 02/15/11	274,000	293,838
7.75%, 02/15/31	82,000	103,171
Raytheon Co. 6.40%, 12/15/18	144,000	165,298
7.00%, 11/01/28	92,000	104,976
Rockwell Collins, Inc.
4.75%, 12/01/13	205,000	214,683
5.25%, 07/15/19	70,000	73,596
United Technologies Corp.
6.35%, 03/01/11	127,000	135,695
4.88%, 05/01/15	460,000	489,530
6.13%, 07/15/38	400,000	447,269

		3,265,228

Agriculture 0.2%
Altria Group, Inc.
9.70%, 11/10/18	600,000	729,607
10.20%, 02/06/39	420,000	546,546
Archer-Daniels-Midland Co.
5.94%, 10/01/32	140,000	143,280
5.38%, 09/15/35	103,000	97,938
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	62,000	58,217
Philip Morris International, Inc.
5.65%, 05/16/18	300,000	319,177
6.38%, 05/16/38	150,000	168,370

		2,063,135

Airlines 0.1%
Continental Airlines, Inc.
Series 00-1, 7.92%, 05/01/10	250,000	242,500
Series 02-1, 6.56%, 08/15/13(c)	162,000	144,053
Qantas Airways Ltd., 6.05%, 04/15/16(b)	123,000	111,813
Southwest Airlines Co., 5.13%, 03/01/17	103,000	89,062

		587,428

Auto Manufacturers 0.2%
Daimler Finance North America LLC
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Auto Manufacturers (continued)
5.88%, 03/15/11	$1,213,000	$1,250,767
7.30%, 01/15/12	271,000	290,248
6.50%, 11/15/13	338,000	357,543

		1,898,558

Auto Parts & Equipment 0.0%
Johnson Controls, Inc.
5.25%, 01/15/11	123,000	124,965
4.88%, 09/15/13	123,000	118,622

		243,587

Banks 4.3%
Bank of America Corp.
4.50%, 08/01/10	144,000	146,346
4.38%, 12/01/10	410,000	417,969
5.38%, 08/15/11	267,000	275,812
4.88%, 09/15/12	201,000	205,566
4.88%, 01/15/13	451,000	455,103
4.75%, 08/01/15	431,000	409,411
5.25%, 12/01/15	513,000	472,867
5.63%, 10/14/16	440,000	419,969
Bank of America NA
6.00%, 06/15/16	205,000	197,339
5.30%, 03/15/17	500,000	455,364
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	300,000	321,172
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11	246,000	260,040
Bank One Corp.
7.88%, 08/01/10	41,000	43,132
5.25%, 01/30/13	103,000	108,720
8.00%, 04/29/27	202,000	220,355
BB&T Corp., 4.75%, 10/01/12	164,000	165,789
Capital One Financial Corp., 5.25%, 02/21/17	211,000	189,949
Charter One Bank NA, 6.38%, 05/15/12	500,000	507,536
Citigroup, Inc.
4.63%, 08/03/10	226,000	227,181
6.50%, 01/18/11	92,000	94,597
5.13%, 02/14/11	62,000	62,498
6.00%, 02/21/12	103,000	104,312
5.25%, 02/27/12	850,000	842,601
5.63%, 08/27/12	205,000	199,028
5.30%, 01/07/16	1,321,000	1,189,697
5.85%, 08/02/16	287,000	265,527
6.63%, 06/15/32	232,000	188,943
5.88%, 02/22/33	82,000	60,492
5.85%, 12/11/34	375,000	301,997
5.88%, 05/29/37	200,000	158,556
Comerica, Inc., 4.80%, 05/01/15	123,000	98,969
Deutsche Bank AG, 4.88%, 05/20/13	1,000,000	1,044,748
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	123,695
Eksportfinans AS, 5.50%, 05/25/16	267,000	279,805
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	72,000	78,182
5.25%, 10/15/13	605,000	633,315
5.13%, 01/15/15	461,000	479,161
5.35%, 01/15/16	453,000	459,582
5.63%, 01/15/17	850,000	851,144
6.13%, 02/15/33	450,000	464,527
6.75%, 10/01/37	700,000	706,098
HBOS PLC, 5.46%, 11/29/49(b)	246,000	128,403
HSBC Bank USA NA
4.63%, 04/01/14	410,000	412,560
5.88%, 11/01/34	498,000	467,044
5.63%, 08/15/35	250,000	226,168
HSBC Holdings PLC, 6.50%, 05/02/36	500,000	475,230
JPMorgan Chase & Co.
4.50%, 11/15/10	328,000	336,794
4.60%, 01/17/11	410,000	423,308
6.63%, 03/15/12	447,000	476,638
4.75%, 03/01/15	176,000	176,909
5.15%, 10/01/15	349,000	353,122
JPMorgan Chase Bank NA
5.88%, 06/13/16	308,000	307,710
6.00%, 07/05/17	1,030,000	1,062,824
6.00%, 10/01/17	750,000	779,306
KeyBank NA
5.70%, 08/15/12	185,000	180,234
5.80%, 07/01/14	103,000	95,097
Korea Development Bank, 5.75%, 09/10/13	82,000	82,264
Kreditanstalt fuer Wiederaufbau
3.50%, 03/10/14	2,085,000	2,143,059
4.13%, 10/15/14	492,000	499,032
4.38%, 07/21/15(c)	1,005,000	1,038,207
Landwirtschaftliche Rentenbank
4.88%, 02/14/11(c)	115,000	120,422
5.13%, 02/01/17	600,000	636,095
Manufacturers & Traders Trust Co., 2.71%, 04/01/13(a)(b)	300,000	237,007
Marshall & Ilsley Bank, 5.25%, 09/04/12	113,000	95,173
Mellon Funding Corp.
6.40%, 05/14/11	185,000	196,658
5.00%, 12/01/14	185,000	189,316
Morgan Stanley
5.05%, 01/21/11	720,000	739,172
6.60%, 04/01/12	349,000	371,400
5.30%, 03/01/13	461,000	473,608
4.75%, 04/01/14	410,000	397,815
5.45%, 01/09/17	1,345,000	1,340,615
7.25%, 04/01/32	226,000	246,779
National City Corp., 4.90%, 01/15/15	246,000	234,416
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	164,000	172,186
4.88%, 02/16/16(c)	250,000	256,988
PNC Funding Corp., 5.25%, 11/15/15	246,000	242,207
Regions Bank, 3.25%, 12/09/11, FDIC Backed	2,440,000	2,532,730
Santander Central Hispano Issuances Ltd., 7.63%, 09/14/10	41,000	43,209
Sovereign Bank, 5.13%, 03/15/13	200,000	199,080
St. George Bank Ltd., 5.30%, 10/15/15(b)	164,000	147,681
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	203,392
State Street Capital Trust III, 8.25%, 03/15/42	140,000	130,914
SunTrust Bank
5.20%, 01/17/17	123,000	107,702
5.45%, 12/01/17	127,000	112,879
Synovus Financial Corp., 4.88%, 02/15/13	62,000	37,465
UBS AG/Stamford Branch
5.88%, 07/15/16	679,000	632,261
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Banks (continued)
5.88%, 12/20/17	$250,000	$240,017
UBS Preferred Funding Trust I, 8.62%, 10/29/49	350,000	262,500
UnionBanCal Corp., 5.25%, 12/16/13	144,000	133,407
US Bancorp, Series P, 4.50%, 07/29/10	205,000	212,224
US Bank NA
6.38%, 08/01/11	249,000	266,598
4.95%, 10/30/14	185,000	194,856
4.80%, 04/15/15	92,000	92,329
USB Capital IX, 6.19%, 04/15/49	325,000	232,375
Wachovia Bank NA
5.60%, 03/15/16	492,000	490,881
6.60%, 01/15/38	675,000	681,982
Wachovia Corp.
5.30%, 10/15/11	935,000	982,815
4.88%, 02/15/14	127,000	125,111
5.50%, 08/01/35	338,000	281,887
Wells Fargo & Co.
4.63%, 08/09/10	255,000	261,830
5.13%, 09/15/16	144,000	137,542
5.38%, 02/07/35	318,000	287,590
Wells Fargo Capital X, 6.03%, 12/15/36	650,000	526,500
Wells Fargo Capital XIII, 7.70%, 12/29/49(a)	775,000	674,250

		40,032,867

Beverages 0.4%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	21,000	20,911
5.00%, 03/01/19	164,000	157,364
5.75%, 04/01/36	151,000	137,793
6.00%, 11/01/41	103,000	93,512
Bottling Group LLC, 4.63%, 11/15/12	287,000	305,058
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	62,000	65,170
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	146,000	166,355
7.38%, 03/03/14	328,000	381,922
6.95%, 11/15/26	103,000	118,256
Diageo Capital PLC, 5.50%, 09/30/16	300,000	314,996
Diageo Finance BV, 5.30%, 10/28/15	451,000	478,489
Miller Brewing Co., 5.50%, 08/15/13(b)	103,000	106,908
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	144,000	171,231
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	218,971
PepsiCo, Inc., 7.90%, 11/01/18	500,000	629,239

		3,366,175

Biotechnology 0.0%
Genentech, Inc., 5.25%, 07/15/35	62,000	60,119

Building Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	465,000	426,660
Lafarge SA, 6.50%, 07/15/16	185,000	172,084

		598,744

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	82,000	72,678
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	102,846
Dow Chemical Co. (The)
6.00%, 10/01/12	310,000	322,202
8.55%, 05/15/19	415,000	455,294
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	515,000	544,515
Lubrizol Corp.
5.50%, 10/01/14	196,000	204,345
6.50%, 10/01/34	103,000	93,340
Praxair, Inc., 3.95%, 06/01/13	123,000	126,920
Rohm & Haas Co., 7.85%, 07/15/29	82,000	75,665

		1,997,805

Commercial Banks 0.0%
Credit Suisse Guernsey, 5.86%, 05/29/49	300,000	201,000

Commerical Services 0.1%
RR Donnelley & Sons Co.
4.95%, 04/01/14	82,000	74,772
6.13%, 01/15/17	400,000	357,247
Science Applications International Corp., 5.50%, 07/01/33	123,000	99,919

		531,938

Computers 0.3%
Dell, Inc., 7.10%, 04/15/28	144,000	150,541
Hewlett-Packard Co.
6.50%, 07/01/12	208,000	232,645
5.50%, 03/01/18	835,000	903,070
International Business Machines Corp.
4.75%, 11/29/12	359,000	385,027
5.88%, 11/29/32	732,000	778,742

		2,450,025

Cosmetics/Personal Care 0.1%
Procter & Gamble Co. (The)
4.85%, 12/15/15	123,000	133,280
5.80%, 08/15/34	405,000	446,650

		579,930

Diversified Financial Services 2.0%
American Express Co.
4.88%, 07/15/13	837,000	846,280
8.13%, 05/20/19	600,000	662,933
6.80%, 09/01/66	210,000	153,300
Associates Corp. of North America, 6.95%, 11/01/18	236,000	214,473
AXA Financial, Inc.
7.75%, 08/01/10	185,000	189,942
7.00%, 04/01/28	92,000	70,023
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	256,000	273,468
5.30%, 10/30/15	123,000	123,676
4.65%, 07/02/18	246,000	232,411
Boeing Capital Corp., 6.10%, 03/01/11	35,000	37,246
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	90,678
BSKYB Finance UK PLC, 5.63%, 10/15/15(b)	103,000	104,734
Capital One Bank USA NA
5.75%, 09/15/10	164,000	168,464
5.13%, 02/15/14	410,000	416,163
Capital One Capital IV, 6.75%, 02/17/37	135,000	97,200
Caterpillar Financial Services Corp.
5.05%, 12/01/10	260,000	270,089
5.50%, 03/15/16	205,000	209,275
Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11	494,000	496,030
Credit Suisse USA, Inc.
6.13%, 11/15/11	185,000	198,806
6.50%, 01/15/12	246,000	267,608
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
5.13%, 01/15/14	$119,000	$124,708
5.85%, 08/16/16	300,000	317,792
7.13%, 07/15/32	395,000	447,287
FIA Card Services NA, 7.13%, 11/15/12(b)	140,000	143,575
General Electric Capital Corp.
5.50%, 04/28/11	287,000	299,573
Series A, 5.88%, 02/15/12	41,000	43,444
Series A, 6.00%, 06/15/12	182,000	194,111
Series A, 4.88%, 03/04/15	431,000	425,326
Series A, 5.00%, 01/08/16	205,000	203,590
5.40%, 02/15/17	415,000	411,592
Series A, 5.63%, 09/15/17	1,150,000	1,159,866
Series A, 6.75%, 03/15/32	867,000	830,182
6.15%, 08/07/37	750,000	658,951
6.38%, 11/15/67	700,000	496,737
Goldman Sachs Capital I, 6.35%, 02/15/34	900,000	795,091
HSBC Finance Corp.
7.00%, 05/15/12	264,000	279,622
5.25%, 04/15/15	185,000	177,403
Jefferies Group, Inc., 6.25%, 01/15/36	123,000	87,482
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	3,060,000	2,797,302
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	226,000	236,289
5.45%, 04/10/17	400,000	411,307
Series C, 8.00%, 03/01/32	111,000	128,119
Nissan Motor Acceptance Corp., 4.63%, 03/08/10(b)	113,000	111,724
Principal Life Global Funding I(b)
6.25%, 02/15/12	150,000	153,063
5.25%, 01/15/13	615,000	602,457
SLM Corp., Series A, 5.38%, 05/15/14	759,000	529,752
TIAA Global Markets, Inc., 4.95%, 07/15/13(b)	600,000	624,218
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/29/49	225,000	137,250
UFJ Finance Aruba AEC, 6.75%, 07/15/13	246,000	265,417

		18,216,029

Electric 1.5%
Alabama Power Co., 5.70%, 02/15/33	276,000	288,156
American Electric Power Co., Inc., 5.25%, 06/01/15	133,000	132,654
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	132,777
Arizona Public Service Co., 5.50%, 09/01/35	150,000	122,155
Baltimore Gas & Electric Co., 5.90%, 10/01/16	615,000	632,963
Commonwealth Edison Co.
Series 98, 6.15%, 03/15/12	82,000	88,014
6.15%, 09/15/17	750,000	822,544
Consolidated Edison Co. of New York, Inc.
Series 02-B, 4.88%, 02/01/13	86,000	89,970
Series 05-C, 5.38%, 12/15/15	123,000	130,277
Series 03-A, 5.88%, 04/01/33	82,000	84,732
Dominion Resources, Inc.
Series C, 5.70%, 09/17/12	113,000	121,667
Series E, 6.30%, 03/15/33	308,000	328,965
Series B, 5.95%, 06/15/35	174,000	179,402
DTE Energy Co., 6.35%, 06/01/16	287,000	276,966
Duke Energy Carolinas LLC, 6.25%, 01/15/12	970,000	1,047,369
Duke Energy Ohio, Inc.
5.70%, 09/15/12	29,000	31,626
Series A, 5.40%, 06/15/33	51,000	44,141
Entergy Gulf States, Inc., 5.25%, 08/01/15	123,000	120,036
Entergy Mississippi, Inc., 5.15%, 02/01/13	201,000	203,639
Exelon Corp.
4.90%, 06/15/15	287,000	286,854
5.63%, 06/15/35	414,000	368,041
FirstEnergy Corp., Series C, 7.38%, 11/15/31	287,000	315,653
Florida Power & Light Co.
4.85%, 02/01/13	103,000	108,467
5.85%, 02/01/33	70,000	75,453
5.95%, 10/01/33	53,000	57,903
5.40%, 09/01/35	90,000	91,670
5.65%, 02/01/37	200,000	211,028
Florida Power Corp., 5.90%, 03/01/33	247,000	266,175
Georgia Power Co., Series K, 5.13%, 11/15/12	74,000	80,200
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	164,776
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	205,024
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	441,000	477,524
5.75%, 04/01/18	750,000	799,873
New York State Electric & Gas Corp., 5.75%, 05/01/23	41,000	36,625
Ohio Power Co.
6.00%, 06/01/16	349,000	365,833
Series G, 6.60%, 02/15/33	164,000	169,622
Oncor Electric Delivery Co.
6.38%, 05/01/12	383,000	412,555
6.38%, 01/15/15	308,000	337,017
Pacific Gas & Electric Co.
4.80%, 03/01/14	328,000	346,020
5.80%, 03/01/37	150,000	158,147
PacifiCorp, 5.25%, 06/15/35	123,000	121,994
Pepco Holdings, Inc.
6.45%, 08/15/12	74,000	78,367
7.45%, 08/15/32	82,000	82,285
Progress Energy, Inc.
7.10%, 03/01/11	85,000	90,406
7.75%, 03/01/31	164,000	198,052
PSEG Power LLC
6.95%, 06/01/12	51,000	55,833
5.50%, 12/01/15	287,000	294,659
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	174,000	189,142
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	135,000	143,773
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	87,492
SCANA Corp.
6.88%, 05/15/11	359,000	385,612
6.25%, 02/01/12	103,000	109,447
Scottish Power Ltd., 5.81%, 03/15/25	82,000	74,127
Southern California Edison Co.
6.00%, 01/15/34	123,000	135,292
5.55%, 01/15/36	164,000	170,554
Southern Power Co., Series B, 6.25%, 07/15/12	174,000	190,602
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Electric (continued)
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13(b)	$131,000	$135,407
Virginia Electric and Power Co.
Series A, 5.40%, 01/15/16	103,000	108,421
Series B, 5.95%, 09/15/17	750,000	820,460
Westar Energy, Inc., 6.00%, 07/01/14	185,000	198,269
Wisconsin Electric Power Co., 5.63%, 05/15/33	41,000	42,123
Xcel Energy, Inc.
5.61%, 04/01/17	173,000	172,581
6.50%, 07/01/36	123,000	125,869

		14,223,280

Electrical Components & Equipment 0.0%
Emerson Electric Co., 6.00%, 08/15/32	57,000	60,541

Environmental Control 0.1%
Waste Management, Inc.
7.38%, 08/01/10	103,000	107,227
6.38%, 11/15/12	144,000	154,359
6.38%, 03/11/15	800,000	845,536
7.00%, 07/15/28	113,000	119,226

		1,226,348

Food 0.4%
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	123,000	121,702
Campbell Soup Co., 4.88%, 10/01/13	164,000	175,857
ConAgra Foods, Inc.
6.75%, 09/15/11	7,000	7,612
7.00%, 10/01/28	154,000	165,164
General Mills, Inc., 6.00%, 02/15/12	185,000	200,054
H.J. Heinz Finance Co.
6.00%, 03/15/12	150,000	160,060
6.75%, 03/15/32	62,000	65,566
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	131,470
Kraft Foods, Inc.
5.63%, 11/01/11	326,000	349,128
6.00%, 02/11/13	200,000	216,493
6.13%, 08/23/18	600,000	657,786
6.50%, 11/01/31	131,000	141,161
6.88%, 02/01/38	300,000	342,392
Kroger Co. (The)
6.20%, 06/15/12	164,000	177,611
7.50%, 04/01/31	178,000	212,056
Safeway, Inc.
6.50%, 03/01/11	89,000	94,385
5.80%, 08/15/12	144,000	155,538
5.63%, 08/15/14	123,000	130,746
Sara Lee Corp., 6.25%, 09/15/11	174,000	183,731
SYSCO Corp., 5.38%, 09/21/35	74,000	71,527
Unilever Capital Corp.
7.13%, 11/01/10	76,000	80,954
5.90%, 11/15/32	144,000	153,106
W.M. Wrigley Jr. Co., 4.65%, 07/15/15	150,000	140,250

		4,134,349

Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	123,000	122,159
International Paper Co.
5.93%, 10/30/12	30,000	28,841
5.30%, 04/01/15	144,000	138,434
Inversiones CMPC SA, 4.88%, 06/18/13(b)	123,000	123,277
Weyerhaeuser Co., 6.75%, 03/15/12	443,000	453,007

		865,718

Gas 0.1%
AGL Capital Corp., 4.45%, 04/15/13	123,000	114,737
Atmos Energy Corp.
5.13%, 01/15/13	92,000	94,229
4.95%, 10/15/14	185,000	188,729
Southern California Gas Co., 4.80%, 10/01/12	267,000	282,613

		680,308

Hand/Machine Tools 0.0%
Black & Decker Corp., 4.75%, 11/01/14	160,000	152,915
Stanley Works (The), 4.90%, 11/01/12	92,000	91,402

		244,317

Health Care Equipment & Supplies 0.2%
Baxter International, Inc., 5.38%, 06/01/18	835,000	881,436
Johnson & Johnson, 4.95%, 05/15/33	537,000	519,469
Medtronic, Inc., Series B, 4.38%, 09/15/10	129,000	133,125

		1,534,030

Health Care Providers & Services 0.3%
Aetna, Inc., 6.00%, 06/15/16	650,000	652,844
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	371,263
UnitedHealth Group, Inc.
5.38%, 03/15/16	205,000	201,974
5.80%, 03/15/36	417,000	376,843
WellPoint, Inc.
5.00%, 12/15/14	598,000	605,644
5.25%, 01/15/16	226,000	220,946
5.95%, 12/15/34	82,000	73,441

		2,502,955

Healthcare-Products 0.1%
Baxter International, Inc., 4.63%, 03/15/15	53,000	56,199
Covidien International Finance SA, 6.00%, 10/15/17	940,000	1,036,280

		1,092,479

Holding Companies-Diversfied 0.1%
EnCana Holdings Finance Corp., 5.80%, 05/01/14	791,000	860,789

Home Builders 0.0%
MDC Holdings, Inc., 5.50%, 05/15/13	103,000	100,868
Toll Brothers Finance Corp., 6.88%, 11/15/12	62,000	62,110

		162,978

Household Products/Wares 0.2%
Fortune Brands, Inc., 5.38%, 01/15/16	585,000	545,857
Kimberly-Clark Corp.
5.63%, 02/15/12	205,000	218,416
4.88%, 08/15/15	710,000	749,548

		1,513,821

Insurance 0.9%
ACE INA Holdings, Inc., 5.88%, 06/15/14	390,000	415,565
AIG Life Holdings US, Inc., 7.50%, 07/15/25	103,000	52,408
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	287,000	200,312
Allstate Corp. (The)
6.13%, 02/15/12	176,000	179,912
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Insurance (continued)
7.50%, 06/15/13	$425,000	$468,335
6.13%, 12/15/32	82,000	79,362
5.55%, 05/09/35	62,000	56,449
5.95%, 04/01/36	82,000	78,784
Series B, 6.13%, 05/15/37	145,000	113,100
6.50%, 05/15/57	145,000	116,000
American International Group, Inc.
5.05%, 10/01/15	103,000	53,054
5.60%, 10/18/16	290,000	149,446
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	246,000	257,386
Chubb Corp.
6.00%, 05/11/37	225,000	230,834
6.38%, 03/29/67	300,000	243,000
Genworth Financial, Inc.
5.75%, 06/15/14	62,000	43,152
6.50%, 06/15/34	144,000	91,708
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	82,000	72,156
6.10%, 10/01/41	41,000	26,920
Infinity Property & Casualty Corp., Series B, 5.50%, 02/18/14	82,000	64,229
Lincoln National Corp., 6.15%, 04/07/36	410,000	320,549
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	72,000	74,060
5.75%, 09/15/15	327,000	326,231
MetLife, Inc.
6.13%, 12/01/11	445,000	467,245
5.50%, 06/15/14	185,000	191,012
5.70%, 06/15/35	336,000	308,558
6.40%, 12/15/36	350,000	274,750
Metropolitan Life Global Funding I, 5.13%, 06/10/14(b)	480,000	482,137
Nationwide Financial Services, Inc., 6.75%, 05/15/37(f)	75,000	47,670
Nationwide Mutual Insurance Co., 5.81%, 12/15/24(b)(f)	205,000	128,741
NLV Financial Corp., 7.50%, 08/15/33(b)	51,000	38,337
Progressive Corp. (The)
6.25%, 12/01/32	113,000	96,835
6.70%, 06/15/37	270,000	204,378
Prudential Financial, Inc.
5.10%, 12/14/11	515,000	512,078
Series B, 5.10%, 09/20/14	205,000	196,215
Series B, 5.75%, 07/15/33	103,000	81,977
RLI Corp., 5.95%, 01/15/14	82,000	80,558
Travelers Cos, Inc. (The), 5.75%, 12/15/17	340,000	361,436
Travelers Cos., Inc. (The), 6.25%, 03/15/37	300,000	255,188
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	141,403
W.R. Berkley Corp., 5.13%, 09/30/10	72,000	69,628
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	103,000	78,277
Willis North America, Inc., 5.63%, 07/15/15	123,000	110,096
XL Capital Ltd., 5.25%, 09/15/14	541,000	487,183

		8,326,654

Machinery-Construction & Mining 0.0%
Caterpillar, Inc.
7.30%, 05/01/31	70,000	78,038
6.05%, 08/15/36	123,000	125,642

		203,680

Machinery-Diversified 0.1%
Deere & Co.
6.95%, 04/25/14	400,000	453,783
8.10%, 05/15/30	400,000	453,949

		907,732

Media 1.0%
CBS Corp. 5.63%, 08/15/12	310,000	311,775
7.88%, 07/30/30	55,000	46,411
5.50%, 05/15/33	82,000	57,745
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	164,000	188,433
9.46%, 11/15/22	82,000	103,058
Comcast Cable Holdings LLC, 9.80%, 02/01/12	213,000	245,911
Comcast Corp.
5.90%, 03/15/16	287,000	307,185
6.50%, 01/15/17	507,000	558,701
7.05%, 03/15/33	205,000	229,235
6.50%, 11/15/35	70,000	75,389
6.95%, 08/15/37	205,000	232,849
Cox Communications, Inc.
5.45%, 12/15/14	246,000	259,451
5.50%, 10/01/15	667,000	685,960
Historic TW, Inc., 6.88%, 06/15/18	122,000	131,844
News America Holdings, Inc.
9.25%, 02/01/13	82,000	95,663
8.00%, 10/17/16	82,000	93,654
News America, Inc.
5.30%, 12/15/14	433,000	450,022
7.28%, 06/30/28	53,000	52,810
6.55%, 03/15/33	450,000	456,814
6.20%, 12/15/34	170,000	166,241
Time Warner Cable, Inc.
6.20%, 07/01/13	500,000	542,983
6.75%, 07/01/18	415,000	461,269
Time Warner, Inc.
6.88%, 05/01/12	384,000	419,137
7.63%, 04/15/31	773,000	838,396
7.70%, 05/01/32	648,000	717,485
Viacom, Inc.
6.25%, 04/30/16	351,000	370,645
6.88%, 04/30/36	226,000	237,598
Walt Disney Co. (The)
Series B, 6.38%, 03/01/12	97,000	106,908
Series B, 6.20%, 06/20/14	687,000	775,677
		9,219,249
Metals & Mining 0.0%
ArcelorMittal, 6.13%, 06/01/18	415,000	400,827
Mining 0.3%
Alcoa, Inc., 5.87%, 02/23/22	335,000	271,799
Barrick Gold Finance Co., 4.88%, 11/15/14	1,060,000	1,098,412
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	225,000	236,395
Newmont Mining Corp., 5.88%, 04/01/35	164,000	156,979
Placer Dome, Inc., 6.38%, 03/01/33	96,000	95,036
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	205,000	195,821
5.75%, 06/01/35	144,000	119,361
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Mining (continued)
Vale Overseas Ltd., 6.88%, 11/21/36	$556,000	$560,514

		2,734,317

Miscellaneous Manufacturing 0.3%
3M Co., 5.70%, 03/15/37	235,000	253,328
Dover Corp., 4.88%, 10/15/15	156,000	158,045
General Electric Co., 5.00%, 02/01/13	946,000	994,814
Honeywell International, Inc.
6.13%, 11/01/11	103,000	112,179
5.40%, 03/15/16	440,000	470,330
5.30%, 03/01/18	605,000	645,740

		2,634,436

Office/Business Equipment 0.0%
Pitney Bowes, Inc.
4.75%, 01/15/16	205,000	207,967
4.75%, 05/15/18	62,000	58,792

		266,759

Oil & Gas 0.9%
Anadarko Finance Co.
6.75%, 05/01/11	82,000	86,974
7.50%, 05/01/31	207,000	222,803
Anadarko Petroleum Corp., 6.45%, 09/15/36	269,000	270,007
Apache Corp.
6.25%, 04/15/12	160,000	175,027
7.63%, 07/01/19	41,000	50,044
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	243,981
Canadian Natural Resources Ltd., 6.25%, 03/15/38	660,000	718,984
Chevron Corp., 3.95%, 03/03/14	415,000	432,461
Conoco Funding Co., 6.35%, 10/15/11	408,000	447,206
ConocoPhillips
4.75%, 10/15/12	270,000	289,023
4.60%, 01/15/15	450,000	476,524
5.90%, 10/15/32	123,000	128,074
6.50%, 02/01/39	300,000	341,607
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	226,000	241,883
Devon Energy Corp., 7.95%, 04/15/32	250,000	310,336
Devon Financing Corp. ULC, 6.88%, 09/30/11	297,000	324,452
EOG Resources, Inc., 5.63%, 06/01/19	130,000	139,883
Hess Corp., 7.30%, 08/15/31	196,000	214,953
Marathon Oil Corp., 6.80%, 03/15/32	82,000	84,002
Motiva Enterprises LLC, 5.20%, 09/15/12(b)	51,000	52,368
Murphy Oil Corp., 6.38%, 05/01/12	41,000	43,460
Nabors Industries, Inc., 5.38%, 08/15/12	29,000	29,462
Occidental Petroleum Corp.
6.75%, 01/15/12	185,000	203,262
7.00%, 11/01/13	250,000	286,084
Pemex Project Funding Master Trust
9.13%, 10/13/10	97,000	104,517
6.63%, 06/15/35	226,000	213,393
PTT PCL, 5.88%, 08/03/35(b)	123,000	114,169
Transocean Ltd., 7.50%, 04/15/31	123,000	139,994
Valero Energy Corp.
6.88%, 04/15/12	260,000	279,700
7.50%, 04/15/32	82,000	80,068
6.63%, 06/15/37	320,000	284,381
XTO Energy, Inc.
5.30%, 06/30/15	195,000	203,582
5.65%, 04/01/16	82,000	85,890
6.50%, 12/15/18	140,000	155,536
6.38%, 06/15/38	390,000	416,065

		7,890,155

Oil & Gas Services 0.1%
Halliburton Co.
5.50%, 10/15/10	228,000	238,180
6.70%, 09/15/38	325,000	370,380

		608,560

Other Financial 0.1%
Capital One Finance, 7.69%, 08/15/36	175,000	136,500
Goldman Sachs Capital II, 5.79%, 12/29/49	400,000	280,000
Wachovia Capital Trust III, 5.80%, 03/15/42	625,000	409,375

		825,875

Pharmaceuticals 0.9%
Abbott Laboratories, 5.88%, 05/15/16	334,000	369,141
AstraZeneca PLC
5.40%, 06/01/14	155,000	167,534
5.90%, 09/15/17	300,000	334,496
6.45%, 09/15/37	140,000	162,749
Bristol-Myers Squibb Co., 5.25%, 08/15/13	825,000	881,029
Eli Lilly & Co.
6.00%, 03/15/12	205,000	225,321
5.20%, 03/15/17	800,000	842,022
7.13%, 06/01/25	82,000	96,827
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	940,000	1,020,446
5.38%, 04/15/34	139,000	138,517
Merck & Co., Inc.
4.75%, 03/01/15	396,000	424,086
6.40%, 03/01/28	51,000	57,113
5.95%, 12/01/28	113,000	120,758
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	347,620
Pfizer, Inc.
4.65%, 03/01/18(c)	185,000	186,950
7.20%, 03/15/39	375,000	470,884
Pharmacia Corp., 6.60%, 12/01/28	123,000	138,334
Schering-Plough Corp., 5.30%, 12/01/13	800,000	868,254
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	98,000	103,050
Wyeth
5.50%, 02/01/14	472,000	514,788
5.50%, 02/15/16	241,000	255,586
6.50%, 02/01/34	144,000	164,094

		7,889,599

Pipelines 0.5%
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	52,910
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	246,000	265,007
Colonial Pipeline Co., 7.63%, 04/15/32(b)	150,000	167,681
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	396,000	413,654
Enterprise Products Operating LLC, Series B, 5.60%, 10/15/14	656,000	699,228
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	144,000	151,111
6.75%, 03/15/11	64,000	67,423
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
5.00%, 12/15/13	$1,000,000	$1,025,116
6.85%, 02/15/20	675,000	747,099
5.80%, 03/15/35	144,000	134,721
Plains All American Pipeline LP, 5.63%, 12/15/13	230,000	239,114
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	113,470
Texas Eastern Transmission LP, 7.30%, 12/01/10	500,000	515,633
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	112,264

		4,704,431

Real Estate 0.0%(b)
Westfield Capital Corp. Ltd., 5.13%, 11/15/14	107,000	98,443

Real Estate Investment Trusts 0.3%
AvalonBay Communities, Inc., 6.63%, 09/15/11	62,000	64,479
Boston Properties LP, 5.00%, 06/01/15	360,000	316,261
Camden Property Trust, 5.00%, 06/15/15	103,000	93,431
ERP Operating LP
5.25%, 09/15/14	278,000	267,737
5.38%, 08/01/16	205,000	189,701
HCP, Inc.
6.45%, 06/25/12	39,000	38,898
6.00%, 01/30/17	328,000	290,634
Health Care REIT, Inc., 6.00%, 11/15/13	123,000	115,274
Hospitality Properties Trust, 6.75%, 02/15/13	525,000	489,058
HRPT Properties Trust, 5.75%, 02/15/14	123,000	108,066
Liberty Property LP, 7.25%, 03/15/11	27,000	27,391
Simon Property Group LP
5.10%, 06/15/15	294,000	267,221
6.10%, 05/01/16	287,000	274,747
Vornado Realty LP, 5.60%, 02/15/11	144,000	141,919
Washington Real Estate Investment Trust, 5.25%, 01/15/14	82,000	72,121

		2,756,938

Retail 0.6%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	506,949
CVS Caremark Corp., 6.25%, 06/01/27	460,000	489,637
Home Depot, Inc.
5.25%, 12/16/13	200,000	208,608
5.40%, 03/01/16	410,000	422,692
Lowe’s Cos., Inc., 6.50%, 03/15/29	164,000	178,012
McDonald’s Corp., Series I, 5.35%, 03/01/18	240,000	256,127
Target Corp.
10.00%, 01/01/11	46,000	50,035
7.00%, 07/15/31	121,000	128,608
6.35%, 11/01/32	217,000	221,895
Wal-Mart Stores, Inc.
4.13%, 02/15/11	267,000	277,884
5.00%, 04/05/12	1,300,000	1,410,253
7.55%, 02/15/30	82,000	103,763
5.25%, 09/01/35	492,000	481,719
Yum! Brands, Inc.
8.88%, 04/15/11	82,000	89,240
6.88%, 11/15/37	400,000	422,464

		5,247,886

Savings & Loans 0.0%
Golden West Financial Corp., 4.75%, 10/01/12	109,000	112,033

Software 0.1%
Microsoft Corp., 2.95%, 06/01/14	300,000	300,123
Oracle Corp., 5.25%, 01/15/16	548,000	587,579

		887,702

Telecommunications 1.6%
America Movil SAB de CV
5.75%, 01/15/15	155,000	158,925
6.38%, 03/01/35	123,000	121,571
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	65,733
AT&T Mobility LLC, 7.13%, 12/15/31	287,000	323,829
AT&T, Inc.
5.30%, 11/15/10	267,000	277,953
6.25%, 03/15/11	330,000	351,146
5.88%, 08/15/12	295,000	321,622
5.10%, 09/15/14	597,000	639,624
5.63%, 06/15/16	205,000	219,083
6.15%, 09/15/34	814,000	838,470
BellSouth Corp.
6.00%, 10/15/11	583,000	627,853
5.20%, 09/15/14	349,000	372,174
6.55%, 06/15/34	123,000	128,122
British Telecommunications PLC, 8.63%, 12/15/30	391,000	480,279
Cisco Systems, Inc.
5.25%, 02/22/11	205,000	216,983
5.50%, 02/22/16	325,000	356,012
4.95%, 02/15/19	835,000	877,053
Deutsche Telekom International Finance BV
5.25%, 07/22/13	513,000	540,917
5.75%, 03/23/16	273,000	292,350
8.75%, 06/15/30	256,000	331,151
Embarq Corp.
6.74%, 06/01/13	433,000	454,871
7.08%, 06/01/16	92,000	96,182
France Telecom SA
7.75%, 03/01/11	167,000	181,570
8.50%, 03/01/31	283,000	384,221
GTE Corp.
6.84%, 04/15/18	144,000	159,264
6.94%, 04/15/28	103,000	112,340
Koninklijke KPN NV, 8.00%, 10/01/10	215,000	226,907
Motorola, Inc.
7.63%, 11/15/10	111,000	113,324
7.50%, 05/15/25	144,000	115,102
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	31,000	35,191
8.75%, 03/01/31	224,000	292,462
Rogers Communications, Inc., 7.25%, 12/15/12	540,000	613,607
Telecom Italia Capital SA
6.20%, 07/18/11	144,000	152,592
4.95%, 09/30/14	205,000	209,577
5.25%, 10/01/15	730,000	743,348
6.00%, 09/30/34	160,000	149,801
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	167,578
Verizon Communications, Inc.
4.90%, 09/15/15	410,000	425,288
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
5.85%, 09/15/35	$82,000	$83,453
Verizon Global Funding Corp.
6.88%, 06/15/12	205,000	227,818
7.38%, 09/01/12	363,000	411,002
4.38%, 06/01/13	256,000	266,647
7.75%, 12/01/30	810,000	966,184
Vodafone Group PLC
5.00%, 12/16/13	461,000	486,657
7.88%, 02/15/30	144,000	175,274
6.15%, 02/27/37	75,000	80,008

		14,871,118

Transportation 0.3%
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	144,000	174,544
CSX Corp.
6.75%, 03/15/11	92,000	96,699
5.50%, 08/01/13	308,000	320,155
Norfolk Southern Corp.
6.75%, 02/15/11	371,000	394,109
5.59%, 05/17/25	59,000	56,312
7.25%, 02/15/31	87,000	102,810
Union Pacific Corp.
5.13%, 02/15/14	1,000,000	1,041,381
5.38%, 06/01/33	43,000	38,537
6.25%, 05/01/34	164,000	166,733
United Parcel Service of America, Inc.
8.38%, 04/01/20	82,000	106,222
8.38%, 04/01/30	123,000	155,834
6.20%, 01/15/38	205,000	232,930

		2,886,266

Trucking & Leasing 0.0%(b)
TTX Co., 4.90%, 03/01/15	154,000	131,328

Total Corporate Bonds (cost $175,952,039)		178,926,357

Municipal Bonds 0.2%
Illinois 0.1%
State of Illinois, 5.10%, 06/01/33	695,000	603,058

New Jersey 0.1%
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	210,000	242,855
Port Authority of New York & New Jersey, 6.04%, 12/01/29	460,000	484,679

		727,534

New York 0.0%
Metropolitan Transportation Authority, 7.34%, 11/15/39	105,000	122,116

Texas 0.0%(a)
City of Dallas, Texas, 5.50%, 02/15/24	492,000	489,555

Total Municipal Bonds (cost $1,921,395)		1,942,263

Sovereign Bonds 2.4%
BRAZIL 0.3%
Brazilian Government International Bond, 8.00%, 01/15/18	2,686,944	3,036,247

CANADA 0.3%
Province of British Columbia Canada, 4.30%, 05/30/13	111,000	115,926
Province of Manitoba Canada, 5.00%, 02/15/12	275,000	285,921
Province of Nova Scotia Canada, 5.13%, 01/26/17	615,000	635,180
Province of Ontario Canada
4.38%, 02/15/13	297,000	309,469
4.50%, 02/03/15	463,000	490,496
4.75%, 01/19/16	205,000	215,717
Province of Quebec Canada
4.60%, 05/26/15	246,000	258,660
Series PD, 7.50%, 09/15/29	402,000	509,507

		2,820,876

CHILE 0.0%
Chile Government International Bond, 5.50%, 01/15/13	123,000	133,123

CHINA 0.0%
China Government International Bond, 4.75%, 10/29/13	205,000	214,917

ITALY 0.3%
Italian Republic
4.38%, 06/15/13	390,000	408,545
4.50%, 01/21/15	652,000	674,666
4.75%, 01/25/16	287,000	289,734
6.88%, 09/27/23	174,000	199,180
5.38%, 06/15/33	584,000	580,618

		2,152,743

LUXEMBOURG 0.3%
European Investment Bank
4.63%, 05/15/14	630,000	672,074
4.63%, 10/20/15	1,675,000	1,786,091
5.13%, 09/13/16	250,000	270,319

		2,728,484

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	545,000	592,688
6.75%, 09/27/34	1,123,000	1,156,690

		1,749,378

PERU 0.1%
Republic of Peru, 7.13%, 03/30/19	605,000	655,820

POLAND 0.0%
Poland Government International Bond, 5.00%, 10/19/15	156,000	156,467

REPUBLIC OF KOREA 0.1%
Export-Import Bank of Korea, 5.13%, 02/14/11	246,000	249,219
Republic of Korea, 4.25%, 06/01/13	492,000	493,025

		742,244

SOUTH AFRICA 0.0%
South Africa Government International Bond, 6.50%, 06/02/14	144,000	156,960

SPAIN 0.1%
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,080,000	1,211,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Sovereign Bonds (continued)
SWEDEN 0.5%
Svensk Exportkredit AB, Series A, 4.88%, 09/29/11	$4,101,000	$4,350,575

UNITED STATES 0.2%
Inter-American Development Bank
5.00%, 04/05/11	250,000	265,558
5.13%, 09/13/16(c)	65,000	70,471
International Bank for Reconstruction & Development, 7.63%, 01/19/23	677,000	883,404
State of California, 7.55%, 04/01/39	420,000	434,171

		1,653,604

VENEZUELA 0.0%
Corp Andina de Fomento, 6.88%, 03/15/12	164,000	172,827

Total Sovereign Bonds (cost $20,810,318)		21,935,811

U.S. Government Mortgage Backed Agencies 38.4%
Fannie Mae Pool
Pool #990972, 6.00%, 09/01/23	874,767	928,542
Pool #560868, 7.50%, 02/01/31	2,657	2,957
Pool #607212, 7.50%, 10/01/31	51,714	57,541
Pool #607559, 6.50%, 11/01/31	1,693	1,827
Pool #607632, 6.50%, 11/01/31	307	332
Pool #661664, 7.50%, 09/01/32	54,581	60,392
Pool #656559, 6.50%, 02/01/33	151,503	163,446
Pool #694846, 6.50%, 04/01/33	25,339	27,130
Pool #555421, 5.00%, 05/01/33	25,618,177	26,321,902
Pool #254767, 5.50%, 06/01/33	8,051,922	8,350,214
Pool #750229, 6.50%, 10/01/33	136,340	145,980
Pool #725424, 5.50%, 04/01/34	9,903,695	10,270,587
Pool #788027, 6.50%, 09/01/34	109,650	117,917
Pool #735141, 5.50%, 01/01/35	5,153,186	5,344,091
Pool #256023, 6.00%, 12/01/35	4,105,138	4,307,250
Pool #894441, 5.84%, 08/01/36(a)	5,215,065	5,478,375
Pool #906185, 5.96%, 01/01/37(a)	3,599,166	3,800,109
Pool #888596, 6.50%, 07/01/37	10,613,706	11,365,813
Pool #995050, 6.00%, 09/01/37	41,826,425	43,885,707
Pool #955194, 7.00%, 11/01/37	3,585,716	3,907,197
Pool #AA6013, 4.50%, 05/01/39	8,496,655	8,557,468
Pool #190396, 4.50%, 06/01/39	8,999,298	9,063,708
Pool #AA9611, 4.00%, 07/01/39	4,519,102	4,436,555
Fannie Mae Pool TBA
Pool #14836, 5.50%, 08/01/19	500,000	523,750
Pool #3144, 4.00%, 08/01/20	7,500,000	7,570,312
Pool #1459, 4.00%, 08/01/39	3,700,000	3,628,312
Pool #6331, 4.50%, 08/13/39	11,100,000	134,163
Pool #44117, 5.50%, 08/13/39	4,800,000	4,972,502
Freddie Mac Gold Pool
Pool #E00394, 7.50%, 09/01/10	4,692	4,874
Pool #M80898, 4.50%, 02/01/11	194,684	203,469
Pool #M80904, 4.50%, 03/01/11	130,606	135,195
Pool #M80917, 4.50%, 05/01/11	31,438	32,072
Pool #M80926, 4.50%, 07/01/11	117,191	121,798
Pool #M80934, 4.50%, 08/01/11	152,894	158,266
Pool #G10940, 6.50%, 11/01/11	2,998	3,103
Pool #G11130, 6.00%, 12/01/11	23,944	24,890
Pool #M80981, 4.50%, 07/01/12	66,627	68,968
Pool #E00507, 7.50%, 09/01/12	1,058	1,120
Pool #G10749, 6.00%, 10/01/12	24,779	26,307
Pool #M81009, 4.50%, 02/01/13	87,814	90,899
Pool #E69050, 6.00%, 02/01/13	18,021	19,149
Pool #E72896, 7.00%, 10/01/13	9,018	9,567
Pool #G11612, 6.00%, 04/01/14	12,440	12,932
Pool #E00677, 6.00%, 06/01/14	43,880	46,159
Pool #E00802, 7.50%, 02/01/15	23,906	25,846
Pool #G11001, 6.50%, 03/01/15	15,674	16,712
Pool #G11003, 7.50%, 04/01/15	1,213	1,311
Pool #G11164, 7.00%, 05/01/15	4,011	4,302
Pool #E81396, 7.00%, 10/01/15	881	946
Pool #E81394, 7.50%, 10/01/15	7,605	8,225
Pool #E84097, 6.50%, 12/01/15	2,655	2,830
Pool #E00938, 7.00%, 01/01/16	11,134	11,960
Pool #E82132, 7.00%, 01/01/16	1,841	1,978
Pool #E82815, 6.00%, 03/01/16	7,477	7,959
Pool #G11972, 6.00%, 04/01/16	128,511	136,800
Pool #E83231, 6.00%, 04/01/16	2,198	2,345
Pool #E83233, 6.00%, 04/01/16	6,292	6,713
Pool #E83046, 7.00%, 04/01/16	1,266	1,360
Pool #E00975, 6.00%, 05/01/16	32,127	33,952
Pool #E83355, 6.00%, 05/01/16	8,400	8,962
Pool #E83636, 6.00%, 05/01/16	13,220	14,106
Pool #E83933, 6.50%, 05/01/16	528	566
Pool #E00985, 6.00%, 06/01/16	17,664	18,669
Pool #E00987, 6.50%, 06/01/16	15,395	16,427
Pool #E84236, 6.50%, 06/01/16	4,268	4,575
Pool #E00996, 6.50%, 07/01/16	1,956	2,088
Pool #E84912, 6.50%, 08/01/16	7,730	8,286
Pool #E85117, 6.50%, 08/01/16	5,303	5,684
Pool #E85387, 6.00%, 09/01/16	19,636	20,952
Pool #E85800, 6.50%, 10/01/16	3,836	4,112
Pool #E86183, 6.00%, 11/01/16	2,755	2,940
Pool #E01083, 7.00%, 11/01/16	3,863	4,148
Pool #G11207, 7.00%, 11/01/16	10,202	10,961
Pool #E86746, 5.50%, 12/01/16	42,423	44,430
Pool #E86533, 6.00%, 12/01/16	5,794	6,182
Pool #E01095, 6.00%, 01/01/17	7,419	7,845
Pool #E87584, 6.00%, 01/01/17	5,834	6,225
Pool #E86995, 6.50%, 01/01/17	13,402	14,365
Pool #E87291, 6.50%, 01/01/17	25,044	26,844
Pool #E87446, 6.50%, 01/01/17	3,779	4,040
Pool #E88076, 6.00%, 02/01/17	6,829	7,282
Pool #E01127, 6.50%, 02/01/17	11,777	12,607
Pool #E88055, 6.50%, 02/01/17	40,191	42,966
Pool #E88106, 6.50%, 02/01/17	22,340	23,882
Pool #E01137, 6.00%, 03/01/17	11,290	11,942
Pool #E88134, 6.00%, 03/01/17	2,131	2,273
Pool #E88474, 6.00%, 03/01/17	10,995	11,725
Pool #E88768, 6.00%, 03/01/17	24,933	26,604
Pool #E01138, 6.50%, 03/01/17	6,362	6,815
Pool #E01139, 6.00%, 04/01/17	50,745	53,677
Pool #E88729, 6.00%, 04/01/17	8,561	9,129
Pool #E89149, 6.00%, 04/01/17	14,247	15,193
Pool #E89151, 6.00%, 04/01/17	9,207	9,819
Pool #E89217, 6.00%, 04/01/17	8,044	8,577
Pool #E89222, 6.00%, 04/01/17	49,464	52,747
Pool #E89347, 6.00%, 04/01/17	3,001	3,200
Pool #E89496, 6.00%, 04/01/17	10,542	11,241
Pool #E89203, 6.50%, 04/01/17	5,044	5,392
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #E01140, 6.00%, 05/01/17	$43,924	$46,462
Pool #E89788, 6.00%, 05/01/17	7,163	7,639
Pool #E89530, 6.00%, 05/01/17	31,265	33,340
Pool #E89746, 6.00%, 05/01/17	73,689	78,580
Pool #E89909, 6.00%, 05/01/17	11,332	12,084
Pool #G11409, 6.00%, 05/01/17	68,739	73,345
Pool #E01156, 6.50%, 05/01/17	17,850	19,122
Pool #E89924, 6.50%, 05/01/17	38,099	40,729
Pool #E01157, 6.00%, 06/01/17	30,897	32,687
Pool #B15071, 6.00%, 06/01/17	155,008	165,394
Pool #E90194, 6.00%, 06/01/17	8,327	8,880
Pool #E90227, 6.00%, 06/01/17	7,305	7,789
Pool #E90313, 6.00%, 06/01/17	3,778	4,029
Pool #E90591, 5.50%, 07/01/17	45,130	47,717
Pool #E90594, 6.00%, 07/01/17	29,289	31,233
Pool #E90667, 6.00%, 07/01/17	8,277	8,826
Pool #E90645, 6.00%, 07/01/17	48,193	51,392
Pool #E01186, 5.50%, 08/01/17	99,904	105,009
Pool #E01205, 6.50%, 08/01/17	13,624	14,596
Pool #G11295, 5.50%, 09/01/17	65,709	69,474
Pool #G11458, 6.00%, 09/01/17	21,011	22,347
Pool #G11434, 6.50%, 01/01/18	18,747	20,094
Pool #E01311, 5.50%, 02/01/18	1,099,702	1,155,568
Pool #G11399, 5.50%, 04/01/18	94,828	100,026
Pool #B10210, 5.50%, 10/01/18	205,090	216,587
Pool #B10653, 5.50%, 11/01/18	139,312	147,122
Pool #B11548, 5.50%, 12/01/18	71,581	74,968
Pool #G11531, 5.50%, 02/01/19	44,219	46,698
Pool #E01604, 5.50%, 03/01/19	83,233	87,171
Pool #B12908, 5.50%, 03/01/19	67,415	70,984
Pool #B13600, 5.50%, 04/01/19	57,660	60,713
Pool #B13430, 5.50%, 04/01/19	65,338	68,797
Pool #B15396, 5.50%, 06/01/19	97,229	102,375
Pool #G18007, 6.00%, 07/01/19	38,943	41,315
Pool #G18006, 5.50%, 08/01/19	76,256	80,292
Pool #B16087, 6.00%, 08/01/19	63,593	67,466
Pool #G18022, 5.50%, 11/01/19	162,590	171,196
Pool #B14288, 5.50%, 12/01/19	82,493	86,860
Pool #B18437, 5.50%, 05/01/20	79,926	83,907
Pool #G18062, 6.00%, 06/01/20	75,713	80,325
Pool #J02325, 5.50%, 07/01/20	138,425	145,320
Pool #J00718, 5.00%, 12/01/20	714,096	746,758
Pool #J00935, 5.00%, 12/01/20	79,568	83,207
Pool #J00854, 5.00%, 01/01/21	459,840	480,872
Pool #J00871, 5.00%, 01/01/21	172,585	180,478
Pool #J01049, 5.00%, 01/01/21	1,562,889	1,634,373
Pool #G18096, 5.50%, 01/01/21	59,175	61,974
Pool #J00855, 5.50%, 01/01/21	171,674	180,225
Pool #J01189, 5.00%, 02/01/21	96,255	100,327
Pool #J01279, 5.50%, 02/01/21	144,643	151,622
Pool #J01256, 5.00%, 03/01/21	89,055	92,822
Pool #J01414, 5.00%, 03/01/21	79,441	82,802
Pool #J01576, 5.00%, 04/01/21	411,869	429,292
Pool #J01570, 5.50%, 04/01/21	97,806	102,434
Pool #J01633, 5.50%, 04/01/21	415,327	435,366
Pool #J01833, 5.00%, 05/01/21	76,124	79,344
Pool #J01879, 5.00%, 05/01/21	118,884	123,912
Pool #J06015, 5.00%, 05/01/21	155,341	161,912
Pool #J01757, 5.00%, 05/01/21	169,235	176,393
Pool #J01771, 5.00%, 05/01/21	135,739	141,481
Pool #G18122, 5.00%, 06/01/21	121,865	127,020
Pool #G18123, 5.50%, 06/01/21	206,961	216,947
Pool #J01980, 6.00%, 06/01/21	89,177	94,608
Pool #J03074, 5.00%, 07/01/21	123,322	128,539
Pool #J03028, 5.50%, 07/01/21	77,483	81,222
Pool #G12245, 6.00%, 07/01/21	80,384	85,280
Pool #G12310, 5.50%, 08/01/21	61,987	64,978
Pool #G12348, 6.00%, 08/01/21	146,085	154,982
Pool #G12412, 5.50%, 11/01/21	81,674	85,615
Pool #C00351, 8.00%, 07/01/24	1,487	1,680
Pool #D60780, 8.00%, 06/01/25	3,462	3,916
Pool #D64617, 8.00%, 10/01/25	13,537	15,284
Pool #D82854, 7.00%, 10/01/27	3,365	3,690
Pool #C00566, 7.50%, 12/01/27	5,840	6,517
Pool #C00678, 7.00%, 11/01/28	8,764	9,573
Pool #C18271, 7.00%, 11/01/28	4,999	5,461
Pool #C00836, 7.00%, 07/01/29	3,328	3,632
Pool #A16201, 7.00%, 08/01/29	15,872	17,323
Pool #C31282, 7.00%, 09/01/29	755	823
Pool #C31285, 7.00%, 09/01/29	8,673	9,465
Pool #A18212, 7.00%, 11/01/29	137,765	150,353
Pool #C32914, 8.00%, 11/01/29	4,097	4,641
Pool #C37436, 8.00%, 01/01/30	5,142	5,826
Pool #C36306, 7.00%, 02/01/30	4,858	5,298
Pool #C36429, 7.00%, 02/01/30	4,334	4,727
Pool #C00921, 7.50%, 02/01/30	4,520	5,047
Pool #G01108, 7.00%, 04/01/30	2,869	3,131
Pool #C37703, 7.50%, 04/01/30	3,369	3,762
Pool #C41561, 8.00%, 08/01/30	1,891	2,139
Pool #C01051, 8.00%, 09/01/30	8,514	9,629
Pool #C43550, 7.00%, 10/01/30	7,790	8,495
Pool #C44017, 7.50%, 10/01/30	703	785
Pool #C43967, 8.00%, 10/01/30	35,046	39,634
Pool #C44978, 7.00%, 11/01/30	1,526	1,665
Pool #C44957, 8.00%, 11/01/30	5,259	5,947
Pool #C01106, 7.00%, 12/01/30	44,350	48,367
Pool #C01103, 7.50%, 12/01/30	3,934	4,393
Pool #C01116, 7.50%, 01/01/31	3,532	3,944
Pool #C46932, 7.50%, 01/01/31	6,721	7,505
Pool #C47287, 7.50%, 02/01/31	5,378	6,005
Pool #G01217, 7.00%, 03/01/31	39,813	43,419
Pool #C48851, 7.00%, 03/01/31	6,740	7,339
Pool #C48206, 7.50%, 03/01/31	4,000	4,467
Pool #C53324, 7.00%, 06/01/31	8,765	9,543
Pool #C01209, 8.00%, 06/01/31	2,038	2,305
Pool #C54792, 7.00%, 07/01/31	46,079	50,169
Pool #C55071, 7.50%, 07/01/31	603	674
Pool #G01309, 7.00%, 08/01/31	9,453	10,292
Pool #C01222, 7.00%, 09/01/31	7,286	7,932
Pool #G01311, 7.00%, 09/01/31	58,806	64,133
Pool #G01315, 7.00%, 09/01/31	2,296	2,504
Pool #C58647, 7.00%, 10/01/31	2,331	2,538
Pool #C58694, 7.00%, 10/01/31	15,709	17,104
Pool #C60012, 7.00%, 11/01/31	1,740	1,894
Pool #C61298, 8.00%, 11/01/31	5,120	5,787
Pool #C61105, 7.00%, 12/01/31	5,556	6,049
Pool #C01305, 7.50%, 12/01/31	4,409	4,923
Pool #C62218, 7.00%, 01/01/32	9,938	10,820
Pool #C63171, 7.00%, 01/01/32	24,111	26,251
Pool #C64121, 7.50%, 02/01/32	5,639	6,297
Pool #C01345, 7.00%, 04/01/32	31,796	34,589
Pool #G01391, 7.00%, 04/01/32	97,091	105,886
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #C66744, 7.00%, 04/01/32	$1,781	$1,937
Pool #C65717, 7.50%, 04/01/32	7,702	8,602
Pool #C01370, 8.00%, 04/01/32	7,206	8,101
Pool #C66916, 7.00%, 05/01/32	22,343	24,306
Pool #C67259, 7.00%, 05/01/32	2,903	3,158
Pool #C67235, 7.00%, 05/01/32	52,838	57,479
Pool #C01381, 8.00%, 05/01/32	38,863	43,952
Pool #C68290, 7.00%, 06/01/32	9,448	10,277
Pool #C68300, 7.00%, 06/01/32	44,386	48,284
Pool #C68307, 8.00%, 06/01/32	2,677	3,009
Pool #G01449, 7.00%, 07/01/32	68,879	75,118
Pool #C68988, 7.50%, 07/01/32	3,148	3,516
Pool #C69908, 7.00%, 08/01/32	43,499	47,320
Pool #C70211, 7.00%, 08/01/32	32,020	34,833
Pool #C71089, 7.50%, 09/01/32	11,225	12,536
Pool #C72160, 7.50%, 10/01/32	3,004	3,355
Pool #G01536, 7.00%, 03/01/33	53,830	58,202
Pool #A16419, 6.50%, 11/01/33	33,236	35,717
Pool #A17177, 6.50%, 12/01/33	11,326	12,171
Pool #A16522, 6.50%, 12/01/33	228,505	245,564
Pool #A17262, 6.50%, 12/01/33	49,127	52,795
Pool #C01806, 7.00%, 01/01/34	46,424	50,194
Pool #C01851, 6.50%, 04/01/34	131,539	141,031
Pool #A21356, 6.50%, 04/01/34	153,262	164,321
Pool #A22067, 6.50%, 05/01/34	197,118	211,342
Pool #A24301, 6.50%, 05/01/34	111,698	119,758
Pool #A24988, 6.50%, 07/01/34	103,737	111,222
Pool #G01741, 6.50%, 10/01/34	96,641	103,977
Pool #G08023, 6.50%, 11/01/34	154,348	165,486
Pool #A33137, 6.50%, 01/01/35	42,359	45,415
Pool #A31989, 6.50%, 04/01/35	58,549	62,581
Pool #G08064, 6.50%, 04/01/35	95,083	101,632
Pool #G01947, 7.00%, 05/01/35	81,598	88,765
Pool #G01837, 5.00%, 07/01/35	10,663,514	10,944,775
Pool #A37135, 5.50%, 09/01/35	2,414,888	2,509,633
Pool #A46935, 6.50%, 09/01/35	51,043	54,559
Pool #A38255, 5.50%, 10/01/35	2,042,210	2,122,333
Pool #A38531, 5.50%, 10/01/35	2,496,532	2,594,480
Pool #G08088, 6.50%, 10/01/35	524,274	560,384
Pool #A39759, 5.50%, 11/01/35	146,434	152,179
Pool #A40141, 6.50%, 11/01/35	54,516	58,271
Pool #A47682, 6.50%, 11/01/35	365,747	390,938
Pool #A40376, 5.50%, 12/01/35	127,683	132,692
Pool #A42305, 5.50%, 01/01/36	909,591	943,573
Pool #A41548, 7.00%, 01/01/36	152,751	165,345
Pool #G08111, 5.50%, 02/01/36	3,261,009	3,382,836
Pool #A43672, 6.50%, 02/01/36	45,686	48,797
Pool #A48303, 7.00%, 02/01/36	58,423	63,225
Pool #A43884, 5.50%, 03/01/36	1,754,601	1,823,441
Pool #A43885, 5.50%, 03/01/36	1,466,421	1,521,204
Pool #A43886, 5.50%, 03/01/36	2,291,420	2,377,025
Pool #A48378, 5.50%, 03/01/36	1,169,054	1,212,728
Pool #A43452, 5.50%, 03/01/36	80,718	83,733
Pool #A43861, 5.50%, 03/01/36	2,560,538	2,656,197
Pool #G08116, 5.50%, 03/01/36	638,200	662,042
Pool #A48735, 5.50%, 05/01/36	271,851	282,007
Pool #A49960, 7.00%, 06/01/36	25,132	27,198
Pool #A53039, 6.50%, 10/01/36	304,992	325,760
Pool #A53219, 6.50%, 10/01/36	212,827	227,319
Pool #G04473, 5.50%, 06/01/38	14,627,364	15,166,147
Pool #A85442, 5.00%, 03/01/39	11,226,115	11,492,396
Freddie Mac Non Gold Pool(a)
Pool #1J1593, 5.74%, 04/01/37	6,114,249	6,443,818
Pool #1J1594, 5.86%, 04/01/37	7,265,802	7,672,976
Freddie Mac Pool TBA
Pool #6862, 4.50%, 08/15/23	12,900,000	13,230,562
Pool #13525, 5.00%, 08/15/37	23,000,000	23,517,500
Pool #33828, 6.50%, 08/15/37	6,400,000	6,825,997
Pool #34724, 6.00%, 08/01/38	13,000,000	13,621,556
Pool #27599, 5.50%, 08/13/39	10,500,000	10,874,062
Ginnie Mae I Pool
Pool #279461, 9.00%, 11/15/19	1,816	2,030
Pool #376510, 7.00%, 05/15/24	4,788	5,239
Pool #457801, 7.00%, 08/15/28	8,537	9,375
Pool #486936, 6.50%, 02/15/29	5,479	5,932
Pool #502969, 6.00%, 03/15/29	17,936	19,025
Pool #487053, 7.00%, 03/15/29	8,028	8,830
Pool #781014, 6.00%, 04/15/29	16,237	17,127
Pool #509099, 7.00%, 06/15/29	3,329	3,662
Pool #470643, 7.00%, 07/15/29	13,195	14,514
Pool #434505, 7.50%, 08/15/29	1,160	1,297
Pool #416538, 7.00%, 10/15/29	1,230	1,353
Pool #524269, 8.00%, 11/15/29	7,331	8,312
Pool #781124, 7.00%, 12/15/29	30,567	33,595
Pool #525561, 8.00%, 01/15/30	2,755	3,125
Pool #507396, 7.50%, 09/15/30	71,386	79,818
Pool #531352, 7.50%, 09/15/30	6,901	7,717
Pool #536334, 7.50%, 10/15/30	839	939
Pool #540659, 7.00%, 01/15/31	810	892
Pool #486019, 7.50%, 01/15/31	3,180	3,556
Pool #535388, 7.50%, 01/15/31	2,923	3,269
Pool #537406, 7.50%, 02/15/31	1,342	1,500
Pool #528589, 6.50%, 03/15/31	63,260	68,393
Pool #508473, 7.50%, 04/15/31	10,836	12,119
Pool #544470, 8.00%, 04/15/31	3,059	3,471
Pool #781287, 7.00%, 05/15/31	16,931	18,630
Pool #781319, 7.00%, 07/15/31	5,404	5,948
Pool #549742, 7.00%, 07/15/31	4,926	5,422
Pool #485879, 7.00%, 08/15/31	16,327	17,971
Pool #572554, 6.50%, 09/15/31	126,621	136,895
Pool #781328, 7.00%, 09/15/31	15,903	17,498
Pool #555125, 7.00%, 09/15/31	2,539	2,795
Pool #550991, 6.50%, 10/15/31	5,845	6,319
Pool #571267, 7.00%, 10/15/31	2,223	2,447
Pool #547948, 6.50%, 11/15/31	6,779	7,330
Pool #574837, 7.50%, 11/15/31	2,298	2,570
Pool #555171, 6.50%, 12/15/31	2,836	3,066
Pool #781380, 7.50%, 12/15/31	4,743	5,113
Pool #781481, 7.50%, 01/15/32	25,514	28,527
Pool #580972, 6.50%, 02/15/32	4,711	5,080
Pool #781401, 7.50%, 02/15/32	14,162	15,836
Pool #781916, 6.50%, 03/15/32	314,456	339,608
Pool #552474, 7.00%, 03/15/32	11,147	12,187
Pool #781478, 7.50%, 03/15/32	8,373	9,462
Pool #781429, 8.00%, 03/15/32	13,108	14,868
Pool #781431, 7.00%, 04/15/32	60,275	66,305
Pool #568715, 7.00%, 05/15/32	38,746	42,361
Pool #552616, 7.00%, 06/15/32	56,410	61,674
Pool #570022, 7.00%, 07/15/32	84,090	91,937
Pool #583645, 8.00%, 07/15/32	5,320	6,039
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #595077, 6.00%, 10/15/32	$48,737	$51,695
Pool #596657, 7.00%, 10/15/32	4,898	5,355
Pool #552903, 6.50%, 11/15/32	302,307	325,986
Pool #552952, 6.00%, 12/15/32	41,489	44,007
Pool #602102, 6.00%, 02/15/33	64,287	68,149
Pool #588192, 6.00%, 02/15/33	24,689	26,172
Pool #553144, 5.50%, 04/15/33	179,739	188,153
Pool #604243, 6.00%, 04/15/33	96,279	102,063
Pool #631924, 6.00%, 05/15/33	101,714	107,824
Pool #611526, 6.00%, 05/15/33	42,284	44,824
Pool #553320, 6.00%, 06/15/33	94,573	100,254
Pool #572733, 6.00%, 07/15/33	20,116	21,325
Pool #573916, 6.00%, 11/15/33	86,776	91,988
Pool #604788, 6.50%, 11/15/33	168,624	180,040
Pool #781688, 6.00%, 12/15/33	188,088	197,758
Pool #781690, 6.00%, 12/15/33	81,565	85,778
Pool #604875, 6.00%, 12/15/33	186,671	197,884
Pool #781699, 7.00%, 12/15/33	33,147	36,483
Pool #621856, 6.00%, 01/15/34	66,093	69,815
Pool #564799, 6.00%, 03/15/34	430,176	454,403
Pool #630038, 6.50%, 08/15/34	150,822	160,938
Pool #781804, 6.00%, 09/15/34	283,255	297,473
Pool #781847, 6.00%, 12/15/34	243,231	255,424
Pool #486921, 5.50%, 02/15/35	107,408	111,899
Pool #781902, 6.00%, 02/15/35	226,074	237,397
Pool #649454, 5.50%, 09/15/35	1,099,076	1,147,438
Pool #649510, 5.50%, 10/15/35	1,626,562	1,698,134
Pool #649513, 5.50%, 10/15/35	2,313,067	2,414,847
Pool #652207, 5.50%, 03/15/36	1,909,830	1,992,673
Pool #652539, 5.00%, 05/15/36	143,652	147,870
Pool #655519, 5.00%, 05/15/36	307,190	316,211
Pool #653598, 5.50%, 05/15/36	446,770	466,150
Pool #606308, 5.50%, 05/15/36	303,236	316,390
Pool #606314, 5.50%, 05/15/36	144,351	150,613
Pool #655457, 6.00%, 05/15/36	117,735	123,870
Pool #656666, 6.00%, 06/15/36	553,184	581,574
Pool #657912, 6.50%, 08/15/36	92,466	98,581
Ginnie Mae I Pool TBA
Pool #9106, 5.00%, 08/01/34	3,400,000	3,490,311
Pool #3534, 4.50%, 08/01/35	1,000,000	1,007,188
Pool #20450, 6.00%, 08/15/36	7,400,000	7,767,691
Pool #15671, 5.50%, 08/20/36	4,600,000	4,784,000

Total U.S. Government Mortgage Backed Agencies (cost $348,576,576)		353,821,629

U.S. Government Sponsored & Agency Obligations 31.3%
Bank of America Corp., Series L, 2.10%, 04/30/12	1,675,000	1,684,792
Citigroup Funding, Inc., 1.25%, 06/03/11(c)	425,000	424,714
Federal Home Loan Banks
3.63%, 10/18/13	3,500,000	3,648,292
5.25%, 06/05/17	4,900,000	5,433,806
Federal Home Loan Mortgage Corp.
2.75%, 04/11/11	13,765,000	14,155,940
3.88%, 06/29/11	3,160,000	3,320,512
5.13%, 07/15/12(c)	4,234,000	4,635,692
4.88%, 11/15/13(c)	5,292,000	5,792,274
3.75%, 03/27/19	950,000	943,766
6.75%, 09/15/29	388,000	483,085
6.25%, 07/15/32	865,000	1,050,690
Federal National Mortgage Association
5.13%, 04/15/11	3,334,000	3,565,823
5.38%, 11/15/11(c)	2,434,000	2,652,016
1.75%, 08/10/12	3,000,000	2,991,510
2.50%, 05/15/14(c)	2,280,000	2,250,843
4.63%, 10/15/14	1,236,000	1,335,222
5.00%, 04/15/15	1,132,000	1,245,254
4.38%, 10/15/15	82,000	87,270
5.38%, 06/12/17(c)	5,505,000	6,171,903
6.25%, 05/15/29	750,000	896,672
Financing Corp. (FICO), 9.80%, 11/30/17	12,000	16,813
General Electric Capital Corp., 1.80%, 03/11/11	4,170,000	4,211,258
JPMorgan Chase & Co., 2.63%, 12/01/10	4,880,000	4,992,138
Tennessee Valley Authority
Series E, 6.25%, 12/15/17	35,000	40,464
4.50%, 04/01/18	3,365,000	3,451,962
U.S. Treasury Bills, 0.15%, 08/20/09(d)	5,830,000	5,829,656
U.S. Treasury Bonds
8.13%, 08/15/19	1,500,000	2,055,938
8.50%, 02/15/20	1,700,000	2,393,547
8.00%, 11/15/21	2,655,000	3,675,516
6.25%, 08/15/23	5,869,000	7,174,852
6.88%, 08/15/25	633,000	831,010
6.38%, 08/15/27	7,215,000	9,120,207
5.38%, 02/15/31	1,038,000	1,191,592
4.50%, 02/15/36	2,610,000	2,689,931
5.00%, 05/15/37	215,000	239,188
4.50%, 05/15/38	2,370,000	2,443,323
3.50%, 02/15/39	2,430,000	2,100,055
4.25%, 05/15/39	3,095,000	3,063,091
U.S. Treasury Notes
2.00%, 09/30/10(c)	4,000,000	4,065,312
1.25%, 11/30/10	5,125,000	5,160,260
4.25%, 01/15/11(c)	5,500,000	5,771,562
0.88%, 03/31/11	3,760,000	3,755,887
0.88%, 04/30/11(c)	4,420,000	4,411,735
1.13%, 06/30/11	2,280,000	2,281,961
4.50%, 09/30/11(c)	16,030,000	17,148,349
4.63%, 02/29/12(c)	7,134,000	7,718,096
1.38%, 05/15/12	5,500,000	5,478,110
4.75%, 05/31/12	3,535,000	3,850,665
1.88%, 06/15/12(c)	6,005,000	6,058,024
4.25%, 09/30/12(c)	2,585,000	2,789,983
3.88%, 10/31/12	3,365,000	3,597,131
3.63%, 12/31/12(c)	2,960,000	3,135,981
2.75%, 02/28/13	13,955,000	14,375,827
1.50%, 12/31/13	7,000,000	6,767,579
1.88%, 02/28/14	4,000,000	3,910,920
1.75%, 03/31/14(c)	3,345,000	3,246,741
1.88%, 04/30/14(c)	7,475,000	7,280,500
2.25%, 05/31/14	8,490,000	8,396,440
2.63%, 06/30/14(c)	245,000	246,301
4.00%, 02/15/15(c)	1,400,000	1,491,328
4.13%, 05/15/15	1,533,000	1,639,352
2.63%, 04/30/16	4,150,000	4,030,687
4.88%, 08/15/16(c)	1,833,000	2,034,916
4.63%, 02/15/17	3,060,000	3,344,485
4.50%, 05/15/17	3,595,000	3,897,487
4.25%, 11/15/17	12,415,000	13,202,583
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
U.S. Government Sponsored & Agency Obligations (continued)
4.00%, 08/15/18	$4,425,000	$4,603,730
2.75%, 02/15/19(c)	5,305,000	4,983,782
3.13%, 05/15/19(c)	11,930,000	11,560,886

Total U.S. Government Sponsored & Agency Obligations (cost $282,429,027)		288,527,217

Yankee Dollars 1.0%
Banks 0.2%
European Investment Bank, 3.00%, 04/08/14	905,000	911,711
Inter-American Development Bank, 6.80%, 10/15/25	287,000	351,756
Westpac Banking Corp., 4.63%, 06/01/18	103,000	92,094

		1,355,561

Chemicals 0.1%
Potash Corp. of Saskatchewan, Inc.
7.75%, 05/31/11	29,000	31,816
4.88%, 03/01/13	115,000	120,032
5.88%, 12/01/36	375,000	370,291

		522,139

Diversified Financial Services 0.1%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	760,000	820,082

Electric 0.0%
Hydro Quebec
8.40%, 01/15/22	153,000	188,664
8.88%, 03/01/26	109,000	144,824

		333,488

Energy 0.0%
Shell International Finance BV, 6.38%, 12/15/38	290,000	343,060
Insurance 0.0%
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	51,000	41,756
Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	57,590
Rio Tinto Alcan, Inc.
6.45%, 03/15/11	31,000	32,246
4.50%, 05/15/13	158,000	157,561
Vale Inco Ltd., 7.75%, 05/15/12	123,000	133,640
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	99,880

		480,917

Oil & Gas 0.3%
Burlington Resources Finance Co.
6.40%, 08/15/11	86,000	92,681
6.50%, 12/01/11	144,000	157,797
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	202,296
EnCana Corp.
4.75%, 10/15/13	236,000	244,892
6.50%, 08/15/34	250,000	271,280
Nexen, Inc.
5.05%, 11/20/13	105,000	107,516
5.20%, 03/10/15	250,000	247,587
5.88%, 03/10/35	92,000	82,165
6.40%, 05/15/37	250,000	235,542
Petro-Canada, 5.95%, 05/15/35	189,000	168,145
StatoilHydro ASA, 6.80%, 01/15/28	425,000	487,541
Talisman Energy, Inc.
7.25%, 10/15/27	92,000	92,282
5.75%, 05/15/35	250,000	216,412

		2,606,136

Oil & Gas Services 0.0%
Weatherford International Ltd., 5.50%, 02/15/16	51,000	50,882

Pipelines 0.1%
Enbridge, Inc., 5.60%, 04/01/17	750,000	749,891
TransCanada Pipelines Ltd., 5.85%, 03/15/36	500,000	522,982

		1,272,873

Telecommunications 0.0%(c)
Vodafone Group PLC, 4.15%, 06/10/14	330,000	336,389

Transportation 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	515,000	533,607
6.90%, 07/15/28	168,000	193,123
6.20%, 06/01/36	164,000	181,515

		908,245

Total Yankee Dollars (cost $8,862,047)		9,071,528

Repurchase Agreements 18.0%
Morgan Stanley, 0.20%, dated 07/31/09, due 08/03/09, repurchase price $34,917,746, collateralized by U.S. Government Agency Mortgages ranging 4.50% - 6.50%, maturing 12/01/17 - 08/01/39; total market value of $35,615,507.(e)	34,917,164	34,917,164
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $130,661,338, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $133,272,454	130,659,269	130,659,269

Total Repurchase Agreements (cost $165,576,433)		165,576,433

Total Investments (cost $1,047,757,956) (g) — 115.4%		1,063,407,811

Liabilities in excess of other assets — (15.4)%		(142,190,517)

NET ASSETS — 100.0%		$921,217,294

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2009. The maturity date represents the actual maturity date.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Bond Index Fund
(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2009 was $5,626,371 which represents 0.61% of net assets.

(c)	The security or a partial position of this security is on loan at July 31, 2009. The total value of securities on loan at July 31, 2009 was $71,867,302, which was collateralized by a repurchase agreement with a value of $34,914,164 and $38,329,680 of collateral in the form of U.S. government agency securities, interest rates ranging from 0.00% to 7.00% and maturity dates ranging from 8/6/09 to 7/20/39, a total value of $73,243,844.

(d)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2009 was $34,917,164.

(f)	Investment in affiliate.

(g)	At July 31, 2009, the tax basis cost of the fund’s investments was $1,050,881,351, tax unrealized appreciation and depreciation were $20,799,239 and $(8,272,779) respectively.

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

FICO	Fair Isaac Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd	Limited

NA	National Association

NV	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

TBA	To Be Announced.

UK	United Kingdom

ULC	Unlimited Liability Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks 97.9%
AUSTRALIA 7.2%(a)
Air Freight & Logistics 0.0%
Toll Holdings Ltd.	92,478	$524,033

Airline 0.0%
Qantas Airways Ltd.	179,424	346,272

Beverages 0.2%
Coca-Cola Amatil Ltd.	100,322	779,792
Foster’s Group Ltd.	324,225	1,456,387
Lion Nathan Ltd.	37,882	370,139

		2,606,318

Biotechnology 0.2%
CSL Ltd.	92,320	2,342,706

Capital Markets 0.1%
Macquarie Group Ltd.	46,023	1,690,813
Perpetual Ltd.	3,903	109,010

		1,799,823

Chemicals 0.1%
Incitec Pivot Ltd.	237,048	547,016
Nufarm Ltd.	22,143	200,009
Orica Ltd.	57,835	1,083,932

		1,830,957

Commercial Banks 1.9%
Australia & New Zealand Banking Group Ltd.	362,916	5,604,205
Bendigo and Adelaide Bank Ltd.	46,300	316,603
Commonwealth Bank of Australia	235,158	8,329,427
National Australia Bank Ltd.	298,852	6,063,678
Westpac Banking Corp.	455,523	8,200,718

		28,514,631

Commercial Services & Supplies 0.1%
Brambles Ltd.	227,530	1,138,049

Construction & Engineering 0.1%
Leighton Holdings Ltd.	24,535	616,733

Construction Materials 0.0%
Boral Ltd.	105,513	439,420

Containers & Packaging 0.0%
Amcor Ltd.	137,252	565,568

Diversified Financial Services 0.1%
ASX Ltd.	29,948	939,761

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	643,676	1,897,614

Electric Utility 0.0%
SP AusNet	170,043	110,596

Energy Equipment & Services 0.0%
WorleyParsons Ltd.	25,762	555,356

Food & Staples Retailing 0.6%
Metcash Ltd.	127,729	455,016
Wesfarmers Ltd.	164,274	3,537,524
Wesfarmers Ltd. PPS	26,759	576,242
Woolworths Ltd.	190,091	4,315,337

		8,884,119

Food Products 0.0%
Goodman Fielder Ltd.	150,467	174,134

Health Care Equipment & Supplies 0.0%
Cochlear Ltd.	10,363	480,429

Health Care Providers & Services 0.1%
Sonic Healthcare Ltd.	63,458	618,755

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	58,082	208,524
Crown Ltd.	85,388	532,353
TABCorp Holdings Ltd.	83,193	501,884
Tatts Group Ltd.	159,428	325,747

		1,568,508

Industrial Conglomerate 0.0%
CSR Ltd.	202,298	314,480

Information Technology Services 0.1%
Computershare Ltd.	74,223	608,706

Insurance 0.5%
AMP Ltd.	331,188	1,549,768
AXA Asia Pacific Holdings Ltd.	156,492	554,433
Insurance Australia Group Ltd.	354,569	1,084,321
QBE Insurance Group Ltd.	151,781	2,469,981
Suncorp-Metway Ltd.	198,072	1,174,129

		6,832,632

Media 0.0%(b)
Fairfax Media Ltd.	350,367	430,198

Metals & Mining 1.7%
Alumina Ltd.	360,290	515,572
BHP Billiton Ltd.	528,489	16,670,953
BlueScope Steel Ltd.	259,450	730,626
Fortescue Metals Group Ltd.*	177,071	623,408
Newcrest Mining Ltd.	73,933	1,864,365
OneSteel Ltd.	205,398	512,474
OZ Minerals Ltd.	510,272	479,964
Rio Tinto Ltd.	67,651	3,409,786
Sims Metal Management Ltd.	25,717	601,185

		25,408,333

Multi-Utility 0.1%
AGL Energy Ltd.	74,018	919,775

Multiline Retail 0.0%
Harvey Norman Holdings Ltd.	57,604	157,540

Oil, Gas & Consumable Fuels 0.5%
Arrow Energy Ltd.*	109,620	393,608
Caltex Australia Ltd.	14,655	159,685
Energy Resources of Australia Ltd.	13,415	283,440
Origin Energy Ltd.	144,674	1,751,553
Paladin Energy Ltd.*	106,292	405,576
Santos Ltd.	123,877	1,507,157
Woodside Petroleum Ltd.	75,168	2,880,109

		7,381,128

Real Estate Investment Trusts 0.4%
CFS Retail Property Trust	285,336	406,244
Dexus Property Group	758,601	460,655
GPT Group	1,554,139	685,827
Mirvac Group	317,115	334,239
Stockland	370,216	966,068
Westfield Group	310,131	2,922,593

		5,775,626

Real Estate Management & Development 0.0%
Lend Lease Corp. Ltd.	66,298	428,860

Road & Rail 0.1%
Asciano Group*	436,700	584,066

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
AUSTRALIA(a) (continued)
Textiles, Apparel & Luxury Goods 0.0%
Billabong International Ltd.	29,397	$226,098

Transportation Infrastructure 0.1%
Macquarie Airports	112,290	232,951
Macquarie Infrastructure Group	402,168	486,049
Transurban Group	201,144	726,934

		1,445,934

		106,467,158

AUSTRIA 0.3%(a)
Commercial Banks 0.1%(b)
Erste Group Bank AG	27,367	953,869
Raiffeisen International Bank Holding AG	10,084	450,074

		1,403,943

Diversified Telecommunication Services 0.1%
Telekom Austria AG	57,310	874,735

Electric Utility 0.0%
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	14,094	686,560

Insurance 0.0%
Vienna Insurance Group	4,535	209,619

Metals & Mining 0.0%
Voestalpine AG	16,507	457,837

Oil, Gas & Consumable Fuels 0.1%
OMV AG	26,261	1,041,887

		4,674,581

BELGIUM 0.9%(a)
Beverages 0.3%
Anheuser-Busch Inbev NV	118,780	4,711,681

Chemicals 0.1%
Solvay SA	10,234	1,002,793
Umicore(b)	14,858	387,888

		1,390,681

Commercial Banks 0.1%
Dexia SA*(b)	78,139	611,714
KBC Groep NV*	28,754	612,064

		1,223,778

Diversified Financial Services 0.2%
Fortis*	339,126	1,303,828
Groupe Bruxelles Lambert SA	13,795	1,091,694
Nationale A Portefeuille	6,148	317,658

		2,713,180

Diversified Telecommunication Services 0.1%
Belgacom SA	27,162	972,906

Food & Staples Retailing 0.1%
Colruyt SA	2,749	615,213
Delhaize Group(b)	15,227	1,089,756

		1,704,969

Pharmaceuticals 0.0%
UCB SA	18,411	608,402

Wireless Telecommunication Services 0.0%
Mobistar SA	3,542	225,588

		13,551,185

BERMUDA 0.0%(a)
Energy Equipment & Services 0.0%
Seadrill Ltd.	41,088	662,381

CHINA 0.0%(a)
Communications Equipment 0.0%
Foxconn International Holdings Ltd.*	363,604	253,592

CYPRUS 0.0%(a)
Commercial Banks 0.0%
Bank of Cyprus Public Co. Ltd.	80,451	529,286

DENMARK 0.9%(a)
Beverages 0.1%
Carlsberg AS, Class B	16,182	1,123,426

Chemicals 0.0%
Novozymes AS, B Shares	7,905	710,510

Commercial Banks 0.1%
Danske Bank AS*	77,520	1,608,739

Electrical Equipment 0.2%
Vestas Wind Systems AS*	32,203	2,267,089

Health Care Equipment & Supplies 0.0%
Coloplast AS, Class B	3,350	245,080
William Demant Holding*	2,884	170,990

		416,070

Insurance 0.1%
Topdanmark AS*	2,958	403,861
TrygVesta AS	4,699	316,519

		720,380

Marine 0.1%
A P Moller — Maersk AS, Class A	94	569,221
A P Moller — Maersk AS, Class B	192	1,195,793

		1,765,014

Pharmaceuticals 0.3%
H. Lundbeck AS	12,400	240,777
Novo Nordisk AS, Class B	71,436	4,180,793

		4,421,570

Road & Rail 0.0%
DSV AS*	29,249	403,020

		13,435,818

FINLAND 1.2%(a)
Auto Components 0.0%
Nokian Renkaat OYJ	17,130	362,721

Communications Equipment 0.6%
Nokia OYJ	599,055	8,053,997

Diversified Financial Services 0.0%
Pohjola Bank PLC	25,227	261,479

Diversified Telecommunication Services 0.1%
Elisa OYJ	25,993	477,097

Electric Utility 0.1%
Fortum OYJ	75,031	1,738,794

Food & Staples Retailing 0.0%(b)
Kesko OYJ, B Shares	13,136	346,622

Insurance 0.1%
Sampo OYJ, A Shares	68,006	1,416,524

Machinery 0.1%
Kone OYJ, Class B	27,728	943,971
Metso OYJ	17,556	370,343
Wartsila OYJ(b)	12,843	459,875

		1,774,189

Media 0.0%(b)
Sanoma OYJ	8,770	150,698

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
FINLAND(a) (continued)
Metals & Mining 0.1%
Outokumpu OYJ	15,877	$311,455
Rautaruukki OYJ	15,996	346,193

		657,648

Oil, Gas & Consumable Fuels 0.0%
Neste Oil OYJ	23,524	332,915

Paper & Forest Products 0.1%
Stora Enso OYJ, R Shares	105,948	673,307
UPM-Kymmene OYJ	76,008	796,173

		1,469,480

Pharmaceuticals 0.0%(b)
Orion OYJ, Class B	10,919	191,478

		17,233,642

FRANCE 9.8%(a)
Aerospace & Defense 0.1%
Safran SA	32,141	496,796
Thales SA	16,544	699,761

		1,196,557

Airline 0.0%
Air France-KLM*	16,210	203,790

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	22,059	1,592,176

Automobiles 0.1%
Peugeot SA*	22,123	670,095
Renault SA*	27,579	1,171,802

		1,841,897

Beverages 0.2%(b)
Pernod-Ricard SA	31,499	2,443,266

Building Products 0.2%(b)
Cie de Saint-Gobain	56,238	2,274,171

Chemicals 0.3%
Air Liquide SA	39,406	4,115,992

Commercial Banks 1.1%
BNP Paribas	132,137	9,593,243
Credit Agricole SA(b)	147,315	2,097,885
Natixis*	174,338	452,435
Societe Generale	72,131	4,623,662

		16,767,225

Commercial Services & Supplies 0.0%
Societe BIC SA	3,030	181,744

Communications Equipment 0.1%(b)
Alcatel-Lucent*	400,035	1,107,975

Construction & Engineering 0.4%
Bouygues SA	37,639	1,598,845
Eiffage SA(b)	6,456	430,018
Vinci SA(b)	65,233	3,319,702

		5,348,565

Construction Materials 0.2%
Imerys SA	3,868	206,023
Lafarge SA	31,353	2,264,629

		2,470,652

Diversified Financial Services 0.0%
Eurazeo	3,976	180,259

Diversified Telecommunication Services 0.5%
France Telecom SA	288,825	7,203,086
Iliad SA	2,775	296,207

		7,499,293

Electric Utility 0.1%(b)
Electricite de France	39,974	1,979,411

Electrical Equipment 0.4%
Alstom SA	32,989	2,264,962
Legrand SA(b)	14,732	360,360
Schneider Electric SA	36,033	3,270,643

		5,895,965

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	25,384	514,817
Technip SA	15,950	965,469

		1,480,286

Food & Staples Retailing 0.4%
Carrefour SA	99,181	4,649,837
Casino Guichard Perrachon SA	8,722	599,184

		5,249,021

Food Products 0.3%
Danone	85,797	4,592,454

Health Care Equipment & Supplies 0.2%
BioMerieux	2,212	215,006
Cie Generale d’Optique Essilor International SA	34,132	1,891,583

		2,106,589

Hotels, Restaurants & Leisure 0.1%
Accor SA(b)	21,131	902,237
Sodexo	16,943	892,549

		1,794,786

Information Technology Services 0.1%
Atos Origin SA*	9,167	417,975
Cap Gemini SA	24,772	1,144,771

		1,562,746

Insurance 0.4%
AXA SA	245,405	5,179,336
CNP Assurances	6,231	568,213
SCOR SE	30,815	740,080

		6,487,629

Machinery 0.1%
Vallourec SA	8,242	1,084,360

Media 0.5%
Eutelsat Communications	14,841	413,920
JC Decaux SA*(b)	6,800	140,054
Lagardere SCA	21,292	794,352
M6-Metropole Television	7,154	142,856
PagesJaunes Groupe(b)	28,208	303,949
Publicis Groupe	17,320	614,256
Societe Television Francaise 1(b)	25,405	392,132
Vivendi	182,887	4,687,368

		7,488,887

Metals & Mining 0.0%
Eramet	892	250,607

Multi-Utility 0.7%
GDF Suez	193,849	7,405,192
Suez Environnement SA	45,959	875,457
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
FRANCE(a) (continued)
Multi-Utility (continued)
Veolia Environnement(b)	63,691	$2,189,047

		10,469,696

Multiline Retail 0.1%
PPR	13,191	1,468,958

Office Electronics 0.0%
Neopost SA	5,286	450,131

Oil, Gas & Consumable Fuels 1.3%
Total SA	341,210	18,920,958

Personal Products 0.2%
L’Oreal SA	39,144	3,394,122

Pharmaceuticals 0.8%
Ipsen SA	4,045	186,126
Sanofi-Aventis SA	166,268	10,876,868

		11,062,994

Professional Services 0.0%
Bureau Veritas SA	7,445	352,506

Real Estate Investment Trusts 0.3%
Fonciere Des Regions(b)	4,653	407,484
Gecina SA	2,687	221,136
ICADE	3,600	315,180
Klepierre	13,281	379,662
Unibail-Rodamco	12,900	2,253,255

		3,576,717

Software 0.0%
Dassault Systemes SA	11,079	554,217

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	10,315	894,516
Hermes International(b)	9,034	1,357,451
LVMH Moet Hennessy Louis Vuitton SA	38,080	3,435,176

		5,687,143

Transportation Infrastructure 0.0%
Aeroports de Paris	4,976	401,475
Societe Des Autoroutes Paris-Rhin-Rhone	2,657	191,133

		592,608

		143,726,353

GERMANY 7.4%(a)
Air Freight & Logistics 0.2%
Deutsche Post AG	141,816	2,239,545

Airline 0.0%
Deutsche Lufthansa AG	30,545	411,480

Automobiles 1.0%
Bayerische Motoren Werke AG	51,444	2,360,072
Daimler AG	141,308	6,536,254
Volkswagen AG	14,241	5,126,266

		14,022,592

Capital Markets 0.4%
Deutsche Bank AG	87,693	5,705,236

Chemicals 0.8%
BASF SE	144,901	7,215,438
K+S AG	23,741	1,324,567
Linde AG	25,536	2,410,355
Wacker Chemie AG	2,681	353,620

		11,303,980

Commercial Banks 0.1%
Commerzbank AG*(b)	123,624	972,663
Deutsche Postbank AG*	14,195	391,622

		1,364,285

Construction & Engineering 0.0%
Hochtief AG	7,975	477,559

Diversified Financial Services 0.2%
Deutsche Boerse AG	30,140	2,382,598

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG	443,852	5,681,034

Electric Utility 0.8%
E.ON AG	304,304	11,560,962

Electrical Equipment 0.0%(b)
Solarworld AG	12,435	300,069

Food & Staples Retailing 0.1%
Metro AG	19,967	1,155,891

Food Products 0.0%(b)
Suedzucker AG	10,710	227,026

Health Care Equipment & Supplies 0.0%
Fresenius SE	4,202	206,880

Health Care Providers & Services 0.1%
Celesio AG	14,561	386,862
Fresenius Medical Care AG & Co. KGaA(b)	32,733	1,504,561

		1,891,423

Hotels, Restaurants & Leisure 0.0%(b)
TUI AG*	30,352	196,851

Household Products 0.0%
Henkel AG & Co. KGaA	20,725	650,647

Industrial Conglomerate 0.7%
Siemens AG	130,964	10,424,102

Insurance 0.8%
Allianz SE	71,846	7,112,088
Hannover Rueckversicherung AG*	11,027	448,502
Muenchener Rueckversicherungs AG	32,265	4,892,064

		12,452,654

Internet Software & Services 0.0%(b)
United Internet AG*	19,578	248,503

Machinery 0.1%
GEA Group AG	23,555	384,702
MAN SE	17,528	1,205,951

		1,590,653

Metals & Mining 0.1%
Salzgitter AG	5,702	575,596
ThyssenKrupp AG	51,551	1,580,845

		2,156,441

Multi-Utility 0.4%
RWE AG	65,642	5,546,361

Personal Products 0.1%
Beiersdorf AG	15,700	790,599

Pharmaceuticals 0.6%
Bayer AG	120,170	7,346,444
Merck KGaA	9,659	896,405

		8,242,849

Software 0.4%
SAP AG	135,520	6,390,371

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
GERMANY(a) (continued)
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG(b)	29,249	$1,234,079
Puma AG Rudolf Dassler Sport	1,139	289,647

		1,523,726

Transportation Infrastructure 0.0%
Fraport AG Frankfurt Airport Services Worldwide	5,672	258,853
Hamburger Hafen und Logistik AG	3,912	179,415

		438,268

		109,582,585

GREECE 0.6%(a)
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA	29,073	661,881

Capital Markets 0.0%
Marfin Investment Group SA	106,920	447,297

Commercial Banks 0.4%
Alpha Bank AE*	65,861	866,977
EFG Eurobank Ergasias SA*	55,164	721,297
National Bank of Greece SA*	97,438	2,838,002
Piraeus Bank SA*	56,213	667,751

		5,094,027

Construction Materials 0.0%
Titan Cement Co. SA	7,253	209,888

Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	39,683	621,699

Electric Utility 0.0%
Public Power Corp. SA*	18,783	408,886

Hotels, Restaurants & Leisure 0.1%
OPAP SA	38,627	925,528

Oil, Gas & Consumable Fuels 0.0%
Hellenic Petroleum SA	14,352	148,438

		8,517,644

HONG KONG 2.5%(a)
Airline 0.0%(b)
Cathay Pacific Airways Ltd.	203,000	315,496

Commercial Banks 0.3%
Bank of East Asia Ltd.	211,350	701,492
BOC Hong Kong Holdings Ltd.	559,100	1,185,707
Hang Seng Bank Ltd.	129,100	2,093,497
Wing Hang Bank Ltd.	29,000	277,897

		4,258,593

Distributors 0.1%
Li & Fung Ltd.	379,600	1,118,490

Diversified Financial Services 0.2%(b)
Hong Kong Exchanges and Clearing Ltd.	161,000	3,023,200

Diversified Telecommunication Services 0.0%
PCCW Ltd.	845,000	230,755

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	77,500	282,205
CLP Holdings Ltd.	329,000	2,236,103
HongKong Electric Holdings(b)	210,300	1,159,659

		3,677,967

Gas Utility 0.1%(b)
Hong Kong & China Gas Co. Ltd.	684,336	1,529,158

Hotels, Restaurants & Leisure 0.0%
Genting International PLC*(b)	504,445	296,233
Shangri-La Asia Ltd.	184,000	293,036

		589,269

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	355,500	2,657,373
NWS Holdings Ltd.	125,000	240,610

		2,897,983

Marine 0.0%
Orient Overseas International Ltd.	34,438	192,362

Media 0.0%
Television Broadcasts Ltd.	32,000	139,794

Multiline Retail 0.0%(b)
Lifestyle International Holdings Ltd.	69,193	104,787

Oil, Gas & Consumable Fuels 0.0%(b)
Mongolia Energy Co. Ltd.*	144,877	55,475

Real Estate Investment Trusts 0.1%
Link REIT (The)	318,551	722,739

Real Estate Management & Development 1.0%
Cheung Kong Holdings Ltd.	217,000	2,796,934
Chinese Estates Holdings Ltd.	150,000	262,727
Hang Lung Group Ltd.	138,000	713,245
Hang Lung Properties Ltd.(b)	359,000	1,311,612
Henderson Land Development Co. Ltd.	186,800	1,230,845
Hopewell Holdings Ltd.	90,569	295,052
Hysan Development Co. Ltd.	76,673	209,411
Kerry Properties Ltd.	133,500	687,212
New World Development Ltd.	361,679	860,949
Sino Land Co.	234,000	476,131
Sun Hung Kai Properties Ltd.	220,700	3,350,937
Swire Pacific Ltd., Class A	132,500	1,486,522
Wharf Holdings Ltd.	242,337	1,137,100
Wheelock & Co. Ltd.	142,000	402,547

		15,221,224

Road & Rail 0.1%
MTR Corp.	241,714	875,528

Semiconductors & Semiconductor Equipment 0.0%(b)
ASM Pacific Technology Ltd.	27,300	184,980

Specialty Retail 0.1%
Esprit Holdings Ltd.	188,300	1,356,028

Textiles, Apparel & Luxury Goods 0.0%
Yue Yuen Industrial Holdings Ltd.	114,500	311,097

Trading Companies & Distributors 0.0%
Noble Group Ltd.	168,363	244,424

Transportation Infrastructure 0.0%
Hong Kong Aircraft Engineering Co. Ltd.	6,800	92,774

		37,142,123

IRELAND 0.4%(a)
Airline 0.0%
Ryanair Holdings PLC*	42,663	189,212

Commercial Banks 0.0%
Anglo Irish Bank Corp. Ltd.*	122,522	0

Construction Materials 0.2%
CRH PLC	111,325	2,678,841

Food Products 0.1%
Kerry Group PLC, Class A	25,999	615,607

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
IRELAND (continued)
Pharmaceuticals 0.0%
Elan Corp. PLC*	76,306	$608,864

Professional Services 0.1%
Experian PLC	162,144	1,338,067

		5,430,591

ITALY 3.4%(a)
Aerospace & Defense 0.1%
Finmeccanica SpA	64,325	975,454

Auto Components 0.0%
Pirelli & C SpA*	582,934	243,281

Automobiles 0.1%
Fiat SpA*	117,451	1,303,538

Capital Markets 0.1%
Mediobanca SpA	71,477	1,002,639

Commercial Banks 1.0%
Banca Carige SpA	126,043	358,904
Banca Monte dei Paschi di Siena SpA	405,914	761,560
Banca Popolare di Milano Scarl	73,951	447,386
Banco Popolare SC*	94,348	761,961
Intesa Sanpaolo SpA	152,066	428,089
Intesa Sanpaolo SpA*	1,191,253	4,428,914
UniCredit SpA*	2,253,796	6,575,675
Unione di Banche Italiane SCPA	99,077	1,383,681

		15,146,170

Construction Materials 0.0%(b)
Italcementi SpA	5,588	73,158

Diversified Financial Services 0.0%(b)
EXOR SpA	12,779	214,753

Diversified Telecommunication Services 0.3%
Telecom Italia SpA	1,534,554	2,401,955
Telecom Italia SpA — RSP	1,029,882	1,162,757

		3,564,712

Electric Utilities 0.4%
Enel SpA	1,029,240	5,592,398
Terna Rete Elettrica Nazionale SpA	185,901	655,124

		6,247,522

Electrical Equipment 0.0%
Prysmian SpA	20,029	344,496

Energy Equipment & Services 0.1%
Saipem SpA	39,796	1,078,344

Food Products 0.0%
Parmalat SpA	245,493	613,708

Gas Utility 0.1%
Snam Rete Gas SpA	223,622	979,533

Hotels, Restaurants & Leisure 0.0%
Autogrill SpA*	25,378	246,262
Lottomatica SpA(b)	7,225	152,914

		399,176

Insurance 0.3%
Alleanza Assicurazioni SpA	80,138	602,552
Assicurazioni Generali SpA	163,520	3,726,211
Fondiaria-Sai SpA	14,812	247,997
Mediolanum SpA(b)	41,088	234,530
Unipol Gruppo Finanziario SpA*	99,995	125,251

		4,936,541

Media 0.1%
Mediaset SpA	114,385	691,562

Multi-Utility 0.0%
A2A SpA(b)	132,571	241,387
ACEA SpA	14,531	165,395

		406,782

Oil, Gas & Consumable Fuels 0.7%
ENI SpA	414,955	9,694,728
Saras SpA(b)	38,683	108,050

		9,802,778

Textiles, Apparel & Luxury Goods 0.0%
Luxottica Group SpA*	22,507	567,083

Transportation Infrastructure 0.1%
Atlantia SpA	41,551	917,921

		49,509,151

JAPAN 22.5%(a)
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	55,000	813,997

Airlines 0.0%
All Nippon Airways Co. Ltd.	135,000	376,089
Japan Airlines Corp.*(b)	166,000	281,818

		657,907

Auto Components 0.5%
Aisin Seiki Co. Ltd.	32,100	822,687
Bridgestone Corp.	91,400	1,581,425
Denso Corp.	80,500	2,362,410
NGK Spark Plug Co. Ltd.	33,000	362,630
NHK Spring Co. Ltd.	36,000	259,138
NOK Corp.	14,600	178,249
Stanley Electric Co. Ltd.	23,500	484,268
Sumitomo Rubber Industries, Inc.	19,000	164,531
Toyoda Gosei Co. Ltd.	8,200	252,321
Toyota Boshoku Corp.	8,300	161,524
Toyota Industries Corp.	27,900	752,100

		7,381,283

Automobiles 2.3%
Daihatsu Motor Co. Ltd.	29,000	324,684
Fuji Heavy Industries Ltd.	83,000	332,902
Honda Motor Co. Ltd.	259,100	8,287,176
Isuzu Motors Ltd.	205,000	362,394
Mazda Motor Corp.	160,000	415,434
Mitsubishi Motors Corp.*(b)	539,000	992,580
Nissan Motor Co. Ltd.	405,600	2,943,483
Suzuki Motor Corp.	55,900	1,405,993
Toyota Motor Corp.	440,700	18,500,590
Yamaha Motor Co. Ltd.	37,700	466,509

		34,031,745

Beverages 0.2%
Asahi Breweries Ltd.	55,500	881,431
Coca-Cola West Co. Ltd.	10,800	211,554
Ito En Ltd.(b)	9,700	151,924
Kirin Holdings Co. Ltd.	137,000	2,041,506
Sapporo Holdings Ltd.	52,000	313,165

		3,599,580

Building Products 0.3%
Asahi Glass Co. Ltd.	170,600	1,475,285
Daikin Industries Ltd.	39,200	1,414,994
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Building Products (continued)
JS Group Corp.	41,800	$646,974
Nippon Sheet Glass Co. Ltd.	82,000	243,979
TOTO Ltd.(b)	30,200	206,573

		3,987,805

Capital Markets 0.4%
Daiwa Securities Group, Inc.	247,200	1,451,290
JAFCO Co. Ltd.	3,700	129,047
Matsui Securities Co. Ltd.(b)	12,900	123,056
Mizuho Securities Co. Ltd.	58,700	213,566
Nomura Holdings, Inc.	397,600	3,484,144
SBI Holdings, Inc.(b)	2,943	591,957

		5,993,060

Chemicals 1.0%
Asahi Kasei Corp.	208,200	1,073,040
Daicel Chemical Industries Ltd.	30,000	190,099
Denki Kagaku Kogyo K K	48,000	155,782
DIC Corp.	69,000	96,771
Hitachi Chemical Co. Ltd.	12,600	257,032
JSR Corp.	31,300	560,579
Kaneka Corp.	43,500	301,576
Kansai Paint Co. Ltd.	30,000	230,933
Kuraray Co. Ltd.	63,500	717,302
Mitsubishi Chemical Holdings Corp.	213,500	955,703
Mitsubishi Gas Chemical Co., Inc.	51,000	313,358
Mitsubishi Rayon Co. Ltd.	103,100	280,913
Mitsui Chemicals, Inc.	116,100	425,277
Nissan Chemical Industries Ltd.	29,000	388,571
Nitto Denko Corp.	28,210	902,656
Shin-Etsu Chemical Co. Ltd.	65,700	3,524,236
Showa Denko KK	143,000	265,325
Sumitomo Chemical Co. Ltd.	262,200	1,293,581
Taiyo Nippon Sanso Corp.	37,000	353,861
Teijin Ltd.	124,800	394,291
Tokuyama Corp.	38,000	285,800
Toray Industries, Inc.(b)	227,300	1,134,974
Tosoh Corp.	59,000	172,191
UBE Industries Ltd.	133,000	383,021

		14,656,872

Commercial Banks 2.1%
77 Bank Ltd. (The)	45,300	267,346
Aozora Bank Ltd.*	97,000	133,380
Bank of Kyoto Ltd. (The)	51,000	460,808
Bank of Yokohama Ltd. (The)	197,000	1,063,769
Chiba Bank Ltd. (The)	132,300	853,274
Chugoku Bank Ltd. (The)	25,000	336,079
Chuo Mitsui Trust Holdings, Inc.	172,400	598,250
Fukuoka Financial Group, Inc.	128,600	562,925
Gunma Bank Ltd. (The)	75,000	434,624
Hachijuni Bank Ltd. (The)	60,000	350,704
Hiroshima Bank Ltd. (The)	65,000	269,630
Hokuhoku Financial Group, Inc.	168,900	384,814
Iyo Bank Ltd. (The)	40,000	417,748
Joyo Bank Ltd. (The)	103,000	523,228
Mitsubishi UFJ Financial Group, Inc.	1,483,684	9,062,557
Mizuho Financial Group, Inc.	1,971,356	4,532,819
Mizuho Trust & Banking Co. Ltd.	230,000	295,372
Nishi-Nippon City Bank Ltd. (The)	102,000	258,371
Resona Holdings, Inc.(b)	84,902	1,247,836
Sapporo Hokuyo Holdings, Inc.	34,000	114,702
Seven Bank Ltd.	58	151,116
Shinsei Bank Ltd.(b)	179,000	264,725
Shizuoka Bank Ltd. (The)	105,000	1,030,308
Sumitomo Mitsui Financial Group, Inc.	141,810	6,037,432
Sumitomo Trust & Banking Co. Ltd. (The)	213,000	1,161,248
Suruga Bank Ltd.	38,000	401,644
Yamaguchi Financial Group, Inc.	32,000	436,414

		31,651,123

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	94,700	1,382,681
Secom Co. Ltd.	31,400	1,340,952
Toppan Printing Co. Ltd.	93,000	946,805

		3,670,438

Computers & Peripherals 0.4%
Fujitsu Ltd.	310,100	2,028,334
NEC Corp.	287,000	1,002,111
Seiko Epson Corp.	20,200	308,979
Toshiba Corp.(b)	603,700	2,664,816

		6,004,240

Construction & Engineering 0.2%
JGC Corp.	31,000	535,113
Kajima Corp.	153,800	430,370
Kinden Corp.	25,000	209,558
Obayashi Corp.	89,500	397,328
Shimizu Corp.	95,000	388,692
Taisei Corp.	183,000	413,905

		2,374,966

Construction Materials 0.0%
Taiheiyo Cement Corp.	102,000	153,633

Consumer Finance 0.1%
Acom Co. Ltd.(b)	7,940	168,774
Aeon Credit Service Co. Ltd.	17,000	192,815
Credit Saison Co. Ltd.	28,800	373,846
ORIX Corp.	15,690	987,236
Promise Co. Ltd.(b)	11,000	115,471

		1,838,142

Containers & Packaging 0.0%
Toyo Seikan Kaisha Ltd.	23,800	508,688

Distributors 0.0%
Canon Marketing Japan, Inc.	10,300	163,722

Diversified Consumer Services 0.0%
Benesse Corp.	9,800	423,626

Diversified Financial Services 0.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,890	240,302

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	83,322	3,440,060

Electric Utilities 1.1%
Chubu Electric Power Co., Inc.	108,600	2,615,945
Chugoku Electric Power Co., Inc. (The)	46,200	967,185
Hokkaido Electric Power Co., Inc.	26,900	522,615
Hokuriku Electric Power Co.	28,300	646,876
Kansai Electric Power Co., Inc. (The)	124,300	2,777,265
Kyushu Electric Power Co., Inc.	56,300	1,212,194
Shikoku Electric Power Co., Inc.	31,600	946,515
Tohoku Electric Power Co., Inc.	63,800	1,327,663
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Electric Utilities (continued)
Tokyo Electric Power Co., Inc. (The)	190,100	$4,867,370

		15,883,628

Electrical Equipment 0.4%
Fuji Electric Holdings Co. Ltd.	60,200	105,256
Furukawa Electric Co. Ltd.	87,300	419,759
GS Yuasa Corp.(b)	53,000	482,391
Mitsubishi Electric Corp.	321,600	2,343,809
Panasonic Electric Works Co. Ltd.	63,284	668,821
Sumitomo Electric Industries Ltd.	125,200	1,553,399
Ushio, Inc.	14,700	276,537

		5,849,972

Electronic Equipment & Instruments 1.2%
Citizen Holdings Co. Ltd.	59,200	320,316
FUJIFILM Holdings Corp.	74,900	2,408,619
Hirose Electric Co. Ltd.	5,600	624,623
Hitachi High-Technologies Corp.	7,800	152,535
Hitachi Ltd.	511,800	1,715,263
HOYA Corp.	69,200	1,663,495
Ibiden Co. Ltd.	19,000	628,599
Keyence Corp.	7,008	1,380,609
Kyocera Corp.	24,700	1,982,194
Mabuchi Motor Co. Ltd.	4,100	205,083
Mitsumi Electric Co. Ltd.	16,600	406,567
Murata Manufacturing Co. Ltd.	35,800	1,743,877
Nidec Corp.	18,300	1,315,268
Nippon Electric Glass Co. Ltd.	61,000	702,747
Omron Corp.	29,800	480,709
Shimadzu Corp.	38,000	293,283
TDK Corp.	17,100	894,645
Yaskawa Electric Corp.	30,000	212,122
Yokogawa Electric Corp.	44,700	348,123

		17,478,677

Food & Staples Retailing 0.3%
AEON Co. Ltd.	106,000	1,028,075
FamilyMart Co. Ltd.	6,700	217,792
Lawson, Inc.	8,400	348,135
Seven & I Holdings Co. Ltd.	125,700	2,945,297
UNY Co. Ltd.	22,000	178,655

		4,717,954

Food Products 0.3%
Ajinomoto Co., Inc.	111,000	1,060,414
Kikkoman Corp.	32,000	372,910
MEIJI Holdings Co. Ltd.*	9,399	379,497
Nippon Meat Packers, Inc.	34,000	416,005
Nisshin Seifun Group, Inc.	28,900	350,842
Nissin Foods Holdings Co. Ltd.	11,700	372,973
Toyo Suisan Kaisha Ltd.	10,400	259,224
Yakult Honsha Co. Ltd.	14,900	326,627
Yamazaki Baking Co. Ltd.	15,100	189,125

		3,727,617

Gas Utility 0.2%
Osaka Gas Co. Ltd.	335,900	1,118,160
TOHO GAS Co. Ltd.	73,000	293,694
Tokyo Gas Co. Ltd.	343,400	1,258,924

		2,670,778

Health Care Equipment & Supplies 0.2%
Olympus Corp.	31,000	887,639
Terumo Corp.	28,600	1,449,479

		2,337,118

Health Care Providers & Services 0.0%
Alfresa Holdings Corp.	3,900	196,907
Mediceo Paltac Holdings Co. Ltd.	18,200	227,377
Suzuken Co. Ltd.	9,800	294,950

		719,234

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. (Japan) Ltd.	13,124	238,118
Oriental Land Co. Ltd.	9,100	608,632

		846,750

Household Durables 0.9%
Casio Computer Co. Ltd.	42,100	343,078
Makita Corp.	20,300	500,165
Panasonic Corp.	317,502	5,019,360
Rinnai Corp.	6,200	270,037
Sanyo Electric Co. Ltd.*(b)	246,200	548,495
Sekisui Chemical Co. Ltd.	57,000	335,668
Sekisui House Ltd.	72,300	678,852
Sharp Corp.(b)	151,900	1,679,886
Sony Corp.	158,900	4,429,731

		13,805,272

Household Products 0.2%
Kao Corp.	82,200	1,865,065
Unicharm Corp.	5,400	436,784

		2,301,849

Independent Power Producers & Energy Traders 0.0%
Electric Power Development Co. Ltd.	22,000	652,105

Industrial Conglomerate 0.1%
Hankyu Hanshin Holdings, Inc.	198,000	909,900

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	2,900	87,023
Nomura Research Institute Ltd.	19,600	484,458
NTT Data Corp.	221	743,230
Obic Co. Ltd.	940	160,189
Otsuka Corp.	1,500	78,012

		1,552,912

Insurance 0.6%
Aioi Insurance Co. Ltd.	69,000	327,031
Mitsui Sumitomo Insurance Group Holdings, Inc.	69,180	1,767,432
Nipponkoa Insurance Co. Ltd.	114,000	678,066
Nissay Dowa General Insurance Co. Ltd.	15,000	70,205
Sompo Japan Insurance, Inc.	138,800	916,817
Sony Financial Holdings, Inc.	146	449,757
T&D Holdings, Inc.	38,250	1,116,619
Tokio Marine Holdings, Inc.	111,700	3,220,386

		8,546,313

Internet & Catalog Retail 0.1%
Dena Co. Ltd.(b)	53	161,402
Rakuten, Inc.	1,066	682,598

		844,000

Internet Software & Services 0.0%
Yahoo! Japan Corp.	2,170	710,630

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	36,749	412,029
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Leisure Equipment & Products (continued)
Nikon Corp.	47,000	$939,164
Sankyo Co. Ltd.	8,900	529,119
Sega Sammy Holdings, Inc.	31,900	419,410
Shimano, Inc.(b)	9,100	370,334
Yamaha Corp.	30,500	403,475

		3,073,531

Machinery 1.0%
Amada Co. Ltd.	47,000	297,496
Fanuc Ltd.	29,400	2,402,615
Hino Motors Ltd.	61,000	202,660
Hitachi Construction Machinery Co. Ltd.	19,200	338,303
IHI Corp.*	187,000	314,710
Japan Steel Works Ltd. (The)	49,000	638,232
JTEKT Corp.	25,300	285,940
Kawasaki Heavy Industries Ltd.(b)	197,200	504,991
Komatsu Ltd.	155,900	2,531,994
Kubota Corp.	165,100	1,476,799
Kurita Water Industries Ltd.	19,900	655,662
Minebea Co. Ltd.	72,000	291,015
Mitsubishi Heavy Industries Ltd.	463,200	1,846,579
Mitsui Engineering & Shipbuilding Co. Ltd.	121,000	304,723
NGK Insulators Ltd.	37,000	833,165
NSK Ltd.	66,400	358,270
NTN Corp.	59,600	239,682
SMC Corp.	9,300	1,046,191
Sumitomo Heavy Industries Ltd.	92,000	441,622
THK Co. Ltd.	23,100	377,897

		15,388,546

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	81,000	303,795
Mitsui OSK Lines Ltd.	172,000	1,043,586
Nippon Yusen KK	157,400	670,200

		2,017,581

Media 0.1%
Dentsu, Inc.(b)	30,279	636,842
Fuji Media Holdings, Inc.	116	185,321
Hakuhodo DY Holdings, Inc.	2,450	134,275
Jupiter Telecommunications Co. Ltd.	333	279,547
Toho Co. Ltd.	14,900	264,863
Tokyo Broadcasting System, HD	4,800	75,172

		1,576,020

Metals & Mining 0.8%
Daido Steel Co. Ltd.	58,000	239,174
Dowa Holdings Co. Ltd.	42,800	194,619
Hitachi Metals Ltd.	25,000	243,545
JFE Holdings, Inc.	80,300	3,213,063
Kobe Steel Ltd.	444,000	853,473
Maruichi Steel Tube Ltd.(b)	5,600	107,694
Mitsubishi Materials Corp.	147,000	397,026
Mitsui Mining & Smelting Co. Ltd.*	116,100	318,868
Nippon Steel Corp.	790,000	3,145,295
Nisshin Steel Co. Ltd.	127,900	243,608
OSAKA Titanium Technologies Co.	4,500	154,972
Sumitomo Metal Industries Ltd.	557,000	1,379,590
Sumitomo Metal Mining Co. Ltd.	79,000	1,188,193
Tokyo Steel Manufacturing Co. Ltd.	11,300	124,737
Yamato Kogyo Co. Ltd.	4,700	146,071

		11,949,928

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	59,978	634,061
J. Front Retailing Co. Ltd.(b)	69,200	383,240
Marui Group Co. Ltd.	24,500	175,753
Takashimaya Co. Ltd.	57,000	468,281

		1,661,335

Office Electronics 0.6%
Brother Industries Ltd.	37,500	336,557
Canon, Inc.	171,500	6,357,774
Konica Minolta Holdings, Inc.	81,900	888,166
Ricoh Co. Ltd.	113,200	1,474,024

		9,056,521

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co. Ltd.	81,000	241,888
Idemitsu Kosan Co. Ltd.	3,900	325,117
INPEX Corp.	136	1,034,786
Japan Petroleum Exploration Co.	5,100	250,347
Nippon Mining Holdings, Inc.	127,900	606,818
Nippon Oil Corp.	210,400	1,113,148
Showa Shell Sekiyu KK	22,500	250,870
TonenGeneral Sekiyu KK	41,000	391,238

		4,214,212

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.(b)	11,537	296,900
OJI Paper Co. Ltd.	149,000	645,656

		942,556

Personal Products 0.1%
Shiseido Co. Ltd.	56,700	924,958

Pharmaceuticals 1.1%
Astellas Pharma, Inc.	69,700	2,648,018
Chugai Pharmaceutical Co. Ltd.	39,200	714,972
Daiichi Sankyo Co. Ltd.	111,600	2,013,367
Dainippon Sumitomo Pharma Co. Ltd.	23,000	212,823
Eisai Co. Ltd.	38,600	1,369,763
Hisamitsu Pharmaceutical Co., Inc.	10,100	347,320
Kyowa Hakko Kirin Co. Ltd.	43,000	492,525
Mitsubishi Tanabe Pharma Corp.	38,000	451,494
Ono Pharmaceutical Co. Ltd.	15,200	673,322
Santen Pharmaceutical Co. Ltd.	13,300	412,667
Shionogi & Co. Ltd.	44,400	912,351
Taisho Pharmaceutical Co. Ltd.	19,900	382,029
Takeda Pharmaceutical Co. Ltd.	117,100	4,718,090
Tsumura & Co.	10,800	348,531

		15,697,272

Real Estate Investment Trusts 0.2%
Japan Prime Realty Investment Corp.	114	244,710
Japan Real Estate Investment Corp.	70	583,918
Japan Retail Fund Investment Corp.	73	365,411
Nippon Building Fund, Inc.	93	833,622
Nomura Real Estate Office Fund, Inc.	55	360,294

		2,387,955

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd.	9,700	204,323
Daito Trust Construction Co. Ltd.	13,300	652,312
Daiwa House Industry Co. Ltd.	88,000	904,874
Leopalace21 Corp.	20,575	175,373
Mitsubishi Estate Co. Ltd.	189,600	3,147,471
Mitsui Fudosan Co. Ltd.	127,700	2,338,884
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Real Estate Management & Development (continued)
Nomura Real Estate Holdings, Inc.	11,600	$203,381
NTT Urban Development Corp.	130	122,638
Sumitomo Realty & Development Co. Ltd.	57,000	1,168,970
Tokyo Tatemono Co. Ltd.	35,000	170,441
Tokyu Land Corp.(b)	58,000	232,605

		9,321,272

Road & Rail 0.8%
Central Japan Railway Co.	261	1,570,102
East Japan Railway Co.	52,571	3,004,474
Keihin Electric Express Railway Co. Ltd.	63,000	524,429
Keio Corp.	86,400	517,326
Keisei Electric Railway Co. Ltd.	58,000	360,653
Kintetsu Corp.(b)	275,500	1,280,774
Nippon Express Co. Ltd.	143,500	657,075
Odakyu Electric Railway Co. Ltd.	103,100	887,963
Tobu Railway Co. Ltd.	125,000	758,283
Tokyu Corp.	189,900	926,671
West Japan Railway Co.	245	780,975

		11,268,725

Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.	21,800	472,564
Elpida Memory, Inc.*(b)	13,900	157,602
Rohm Co. Ltd.	14,900	1,103,821
Shinko Electric Industries Co. Ltd.	16,400	257,361
Sumco Corp.	22,800	424,984
Tokyo Electron Ltd.	25,900	1,349,651

		3,765,983

Software 0.4%
Konami Corp.	18,000	381,553
Nintendo Co. Ltd.	16,000	4,299,465
Oracle Corp. Japan(b)	4,600	184,724
Square Enix Holdings Co. Ltd.	7,300	161,726
Trend Micro, Inc.	16,500	567,712

		5,595,180

Specialty Retail 0.2%
ABC-Mart, Inc.	3,000	85,766
Fast Retailing Co. Ltd.	7,200	932,008
Hikari Tsushin, Inc.	3,200	69,094
Nitori Co. Ltd.	4,750	340,844
Shimamura Co. Ltd.	3,000	270,663
USS Co. Ltd.	5,000	311,705
Yamada Denki Co. Ltd.	12,680	791,674

		2,801,754

Textiles, Apparel & Luxury Goods 0.0%
Asics Corp.	19,000	178,825
Nisshinbo Holdings, Inc.	23,100	294,453
Onward Holdings Co. Ltd.	28,400	201,826

		675,104

Tobacco 0.1%
Japan Tobacco, Inc.	736	2,127,199

Trading Companies & Distributors 0.9%
ITOCHU Corp.	228,000	1,696,971
Marubeni Corp.	245,000	1,125,052
Mitsubishi Corp.	219,200	4,353,502
Mitsui & Co. Ltd.	282,000	3,514,289
Sojitz Corp.	171,267	355,983
Sumitomo Corp.	170,900	1,681,675
Toyota Tsusho Corp.	31,500	481,589

		13,209,061

Transportation Infrastructure 0.0%
Kamigumi Co. Ltd.	33,000	274,486
Mitsubishi Logistics Corp.	23,400	289,492

		563,978

Wireless Telecommunication Services 0.6%
KDDI Corp.	447	2,365,048
NTT DoCoMo, Inc.	2,538	3,665,902
Softbank Corp.	117,100	2,480,568

		8,511,518

		331,876,087

JERSEY 0.1%(a)
Metals & Mining 0.1%
Randgold Resources Ltd.	11,786	722,195

LUXEMBOURG 0.6%(a)
Energy Equipment & Services 0.1%
Tenaris SA	80,385	1,218,491

Media 0.1%
SES SA	48,464	958,214

Metals & Mining 0.3%
ArcelorMittal	136,909	4,933,365

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA — SDR*	12,600	945,808

		8,055,878

MEXICO 0.0%(a)
Metals & Mining 0.0%
Fresnillo PLC	33,062	344,959

NETHERLANDS 2.5%(a)
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV	69,744	1,330,479

Air Freight & Logistics 0.1%(b)
TNT NV	59,738	1,419,588

Beverages 0.2%
Heineken Holding NV	18,745	641,978
Heineken NV	41,784	1,661,714

		2,303,692

Chemicals 0.2%
Akzo Nobel NV	39,332	2,157,963
Koninklijke DSM NV(b)	22,372	799,861

		2,957,824

Construction & Engineering 0.0%
Koninklijke Boskalis Westminster NV	9,630	240,450

Construction Materials 0.0%
James Hardie Industries NV CDI*	65,970	285,559

Diversified Financial Services 0.3%
ING Groep NV CVA	317,739	4,065,399

Diversified Telecommunication Services 0.3%(b)
Koninklijke KPN NV	271,653	4,085,335

Energy Equipment & Services 0.1%
Fugro NV CVA	9,649	433,266
SBM Offshore NV	27,639	529,024

		962,290

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
NETHERLANDS(a) (continued)
Food & Staples Retailing 0.2%
Koninklijke Ahold NV	192,946	$2,191,508

Food Products 0.5%
Unilever NV CVA	259,474	7,070,668

Industrial Conglomerate 0.2%
Koninklijke Philips Electronics NV	154,766	3,522,708

Insurance 0.1%
Aegon NV	214,174	1,566,349

Life Sciences Tools & Services 0.0%
QIAGEN NV*	33,687	637,988

Media 0.1%
Reed Elsevier NV(b)	114,648	1,198,734
Wolters Kluwer NV	39,620	777,911

		1,976,645

Professional Services 0.0%(b)
Randstad Holding NV*	14,284	494,956

Real Estate Investment Trusts 0.0%
Corio NV	7,486	414,346

Semiconductors & Semiconductor Equipment 0.1%(b)
ASML Holding NV	66,284	1,730,629

		37,256,413

NEW ZEALAND 0.1%(a)
Construction Materials 0.0%
Fletcher Building Ltd.	90,609	429,461

Diversified Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	333,469	616,801

Electric Utility 0.0%
Contact Energy Ltd.	33,428	139,250

Hotels, Restaurants & Leisure 0.0%
Sky City Entertainment Group Ltd.	106,546	231,635

Transportation Infrastructure 0.0%
Auckland International Airport Ltd.	125,454	140,951

		1,558,098

NORWAY 0.6%(a)
Chemicals 0.1%
Yara International ASA	28,564	887,801

Commercial Banks 0.1%
DnB NOR ASA*	128,289	1,119,218

Diversified Telecommunication Services 0.1%
Telenor ASA*	142,554	1,316,893

Electrical Equipment 0.0%(b)
Renewable Energy Corp. AS*	46,103	366,572

Industrial Conglomerate 0.1%(b)
Orkla ASA	124,952	994,685

Metals & Mining 0.0%(b)
Norsk Hydro ASA*	95,722	562,894

Oil, Gas & Consumable Fuels 0.2%
StatoilHydro ASA	181,856	3,889,917

		9,137,980

PORTUGAL 0.3%(a)
Commercial Banks 0.1%
Banco Comercial Portugues SA	312,775	334,049
Banco Espirito Santo SA	90,710	566,338

		900,387

Construction Materials 0.0%
Cimpor Cimentos de Portugal SGPS SA	41,410	314,563

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA	85,775	876,827

Electric Utility 0.1%
Energias de Portugal SA	312,592	1,238,493

Food & Staples Retailing 0.0%
Jeronimo Martins SGPS SA	35,664	250,340

Oil, Gas & Consumable Fuels 0.0%(b)
Galp Energia SGPS SA, B Shares	28,975	378,651

Transportation Infrastructure 0.0%(b)
BRISA	40,312	333,520

		4,292,781

SINGAPORE 1.4%(a)
Aerospace & Defense 0.0%
Singapore Technologies Engineering Ltd.	232,000	423,826

Airline 0.1%
Singapore Airlines Ltd.	91,613	858,550

Commercial Banks 0.5%
DBS Group Holdings Ltd.	287,050	2,769,557
Oversea-Chinese Banking Corp. Ltd.	386,600	2,099,607
United Overseas Bank Ltd.	205,500	2,523,120

		7,392,284

Distributors 0.0%
Jardine Cycle & Carriage Ltd.	18,604	304,752

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	124,900	755,512

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,327,003	3,225,799

Food & Staples Retailing 0.0%(b)
Olam International Ltd.	194,500	342,875

Food Products 0.1%
Golden Agri-Resources Ltd.	893,360	263,641
Wilmar International Ltd.(b)	154,158	640,382

		904,023

Industrial Conglomerates 0.1%
Fraser and Neave Ltd.	167,369	482,147
Keppel Corp. Ltd.	223,000	1,299,017
SembCorp Industries Ltd.	138,243	307,785

		2,088,949

Machinery 0.0%
Cosco Corp. Singapore Ltd.(b)	102,066	92,911
SembCorp Marine Ltd.	151,200	327,688

		420,599

Marine 0.0%
Neptune Orient Lines Ltd.	89,649	103,424

Media 0.1%(b)
Singapore Press Holdings Ltd.	278,500	694,342

Real Estate Investment Trusts 0.1%
Ascendas Real Estate Investment Trust	152,306	179,599
CapitaMall Trust	406,800	445,902

		625,501

Real Estate Management & Development 0.1%
CapitaLand Ltd.	387,345	1,027,598
City Developments Ltd.	78,099	549,352
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
SINGAPORE(a) (continued)
Real Estate Management & Development (continued)
UOL Group Ltd.	119,120	$289,209

		1,866,159

Road & Rail 0.0%
ComfortDelgro Corp. Ltd.	280,620	301,989

Wireless Telecommunication Services 0.0%
StarHub Ltd.	138,181	215,039

		20,523,623

SPAIN 4.6%(a)
Airline 0.0%
Iberia Lineas Aereas de Espana*	92,810	207,273

Biotechnology 0.0%
Grifols SA	17,268	314,635

Commercial Banks 2.1%
Banco Bilbao Vizcaya Argentaria SA(b)	559,583	9,160,092
Banco de Sabadell SA(b)	158,759	1,057,843
Banco de Valencia SA(b)	28,456	277,773
Banco Popular Espanol SA(b)	113,609	1,022,613
Banco Santander SA(b)	1,290,953	18,691,600
Bankinter SA	51,291	582,565

		30,792,486

Construction & Engineering 0.2%(b)
ACS Actividades de Construccion y Servicios SA	21,629	1,152,938
Fomento de Construcciones y Contratas SA	7,593	304,512
Grupo Ferrovial SA	10,827	371,817
Sacyr Vallehermoso SA	13,066	209,188

		2,038,455

Diversified Financial Services 0.1%
Criteria CaixaCorp. SA	143,853	693,069

Diversified Telecommunication Services 1.1%
Telefonica SA	670,712	16,684,746

Electric Utilities 0.4%
Acciona SA	4,776	576,160
Iberdrola SA	575,131	4,930,320
Red Electrica Corp. SA	19,082	895,628

		6,402,108

Electrical Equipment 0.1%
Gamesa Corp. Tecnologica SA	26,325	569,376

Gas Utility 0.1%
Enagas	24,868	491,613
Gas Natural SDG SA	40,476	756,758

		1,248,371

Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*	37,892	388,765
Iberdrola Renovables SA(b)	152,396	703,881

		1,092,646

Information Technology Services 0.0%
Indra Sistemas SA	15,933	366,083

Insurance 0.0%(b)
Mapfre SA	122,899	457,652

Machinery 0.0%
Zardoya Otis SA	19,618	445,867

Media 0.0%(b)
Gestevision Telecinco SA	19,699	224,725

Metals & Mining 0.0%(b)
Acerinox SA	22,626	448,768

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	112,808	2,617,278

Specialty Retail 0.1%
Inditex SA	33,617	1,808,766

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	50,342	1,043,061
Cintra Concesiones de Infraestructuras de Transporte SA(b)	45,283	371,046

		1,414,107

		67,826,411

SWEDEN 2.4%(a)
Building Products 0.1%
Assa Abloy AB, Class B	49,048	809,268

Commercial Banks 0.6%
Nordea Bank AB	516,135	4,994,551
Skandinaviska Enskilda Banken AB, Class A*	252,572	1,405,361
Svenska Handelsbanken AB, A Shares	72,182	1,763,237
Swedbank AB, A Shares	41,900	322,947

		8,486,096

Commercial Services & Supplies 0.0%
Securitas AB, B Shares	49,285	464,768

Communications Equipment 0.3%(b)
Telefonaktiebolaget LM Ericsson, B Shares	460,124	4,531,806

Construction & Engineering 0.1%(b)
Skanska AB, B Shares	62,656	879,494

Diversified Financial Services 0.1%
Investor AB, B Shares	74,800	1,329,467

Diversified Telecommunication Services 0.2%
Tele2 AB, B Shares	44,899	604,440
TeliaSonera AB	360,999	2,317,038

		2,921,478

Health Care Equipment & Supplies 0.0%
Getinge AB, B Shares	33,471	500,803

Household Durables 0.1%
Electrolux AB, Series B*	31,406	589,552
Husqvarna AB, B Shares*	69,664	439,556

		1,029,108

Machinery 0.5%
Alfa Laval AB	46,689	508,762
Atlas Copco AB, A Shares	113,764	1,356,499
Atlas Copco AB, B Shares(b)	67,264	713,520
Sandvik AB	146,663	1,398,298
Scania AB, B Shares(b)	54,482	638,205
SKF AB, B Shares(b)	54,232	813,929
Volvo AB, A Shares	65,399	464,604
Volvo AB, B Shares(b)	179,682	1,313,953

		7,207,770

Metals & Mining 0.0%
SSAB AB, Series A(b)	22,381	293,158
Ssab Svenskt Stal AB, Series B	8,917	106,677

		399,835

Oil, Gas & Consumable Fuels 0.0%
Lundin Petroleum AB*	32,091	284,376

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
SWEDEN(a) (continued)
Paper & Forest Products 0.1%
Holmen AB, Class B	7,619	$209,739
Svenska Cellulosa AB, Class B	93,791	1,206,152

		1,415,891

Specialty Retail 0.3%(b)
Hennes & Mauritz AB, B Shares	79,790	4,757,032

Tobacco 0.0%
Swedish Match AB	35,028	668,019

		35,685,211

SWITZERLAND 7.9%(a)
Biotechnology 0.1%
Actelion Ltd.*	17,250	951,798

Building Products 0.1%
Geberit AG	7,357	1,026,713

Capital Markets 1.2%
Credit Suisse Group AG	180,313	8,524,434
Julius Baer Holding AG	36,321	1,734,937
UBS AG*	521,032	7,630,891

		17,890,262

Chemicals 0.3%
Givaudan SA	1,103	738,573
Syngenta AG	15,337	3,530,957

		4,269,530

Computers & Peripherals 0.0%
Logitech International SA*	29,434	495,954

Construction Materials 0.2%
Holcim Ltd.*	38,005	2,308,044

Diversified Financial Services 0.0%
Pargesa Holding SA	4,636	341,271

Diversified Telecommunication Services 0.1%
Swisscom AG	4,158	1,366,579

Electric Utility 0.0%
BKW FMB Energie AG	1,904	147,357

Electrical Equipment 0.4%
ABB Ltd.	351,849	6,433,919

Food Products 1.7%
Aryzta AG*(b)	14,400	503,035
Lindt & Spruengli AG	100	198,596
Lindt & Spruengli AG(b)	16	381,859
Nestle SA	590,918	24,293,681

		25,377,171

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG	21,384	509,059
Sonova Holding AG	8,314	732,114
Straumann Holding AG	1,000	218,792

		1,459,965

Insurance 0.5%
Baloise Holding AG	9,033	720,181
Swiss Life Holding AG	5,565	557,048
Swiss Reinsurance	54,422	2,079,484
Zurich Financial Services AG	23,199	4,557,693

		7,914,406

Life Sciences Tools & Services 0.0%(b)
Lonza Group AG	6,529	647,269

Machinery 0.1%
Schindler Holding AG	8,332	538,050
Schindler Holding AG REG	4,661	301,249

		839,299

Marine 0.1%
Kuehne + Nagel International AG	9,774	814,180

Metals & Mining 0.3%
Xstrata PLC	300,390	4,056,894

Pharmaceuticals 2.3%
Novartis AG	340,428	15,560,535
Roche Holding AG	114,343	18,033,411

		33,593,946

Professional Services 0.1%
Adecco SA	17,948	865,250
SGS SA(b)	824	973,698

		1,838,948

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	107,704	823,243

Textiles, Apparel & Luxury Goods 0.2%
Compagnie Financiere Richemont SA*	80,570	1,980,705
Swatch Group AG (The) BRS	5,112	936,058
Swatch Group AG (The) REG(b)	6,449	239,777

		3,156,540

		115,753,288

UNITED KINGDOM 20.2%(a)
Aerospace & Defense 0.4%
BAE Systems PLC	557,837	2,860,587
Cobham PLC	180,312	539,633
Rolls-Royce Group PLC	292,813	2,027,840

		5,428,060

Airline 0.0%
British Airways PLC*	90,070	214,323

Beverages 0.6%
Diageo PLC	395,152	6,159,000
SABMiller PLC	142,028	3,283,231

		9,442,231

Capital Markets 0.2%
3i Group PLC	155,338	708,968
ICAP PLC	82,336	623,627
Investec PLC	51,267	346,392
Man Group PLC	270,106	1,248,149
Schroders PLC	14,441	235,166

		3,162,302

Chemicals 0.1%
Johnson Matthey PLC	33,945	801,325

Commercial Banks 3.3%
Barclays PLC	1,770,403	8,997,555
HSBC Holdings PLC	2,720,428	27,523,472
Lloyds Banking Group PLC	2,580,014	3,665,763
Royal Bank of Scotland Group PLC*	2,673,350	1,986,275
Standard Chartered PLC	299,686	7,113,715

		49,286,780

Commercial Services & Supplies 0.1%
G4S PLC	199,884	713,061
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED KINGDOM(a) (continued)
Commercial Services & Supplies (continued)
Serco Group PLC	76,985	$519,030

		1,232,091

Construction & Engineering 0.0%
Balfour Beatty PLC	75,588	386,140

Containers & Packaging 0.0%(b)
Rexam PLC	101,662	399,908

Diversified Financial Services 0.0%
London Stock Exchange Group PLC	30,384	361,582

Diversified Telecommunication Services 0.2%
BT Group PLC	1,224,362	2,584,327
Cable & Wireless PLC	401,297	966,530

		3,550,857

Electric Utility 0.2%
Scottish & Southern Energy PLC	145,535	2,693,475

Energy Equipment & Services 0.0%
AMEC PLC	52,577	619,050

Food & Staples Retailing 0.7%
J Sainsbury PLC	170,226	902,931
Tesco PLC	1,243,452	7,615,495
WM Morrison Supermarkets PLC	330,649	1,484,837

		10,003,263

Food Products 0.6%
Associated British Foods PLC	56,182	745,328
Cadbury PLC	215,492	2,119,351
Unilever PLC	202,936	5,348,368

		8,213,047

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	139,655	1,106,308

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	25,456	738,016
Compass Group PLC	292,051	1,573,884
Intercontinental Hotels Group PLC	40,529	459,389
Ladbrokes PLC	119,578	350,402
Thomas Cook Group PLC	67,852	246,032
TUI Travel PLC	88,392	335,301
Whitbread PLC	28,034	405,725

		4,108,749

Household Durables 0.0%
Berkeley Group Holdings PLC*	9,117	125,822

Household Products 0.3%
Reckitt Benckiser Group PLC	94,979	4,562,359

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	55,054	368,193
International Power PLC	240,161	1,024,000

		1,392,193

Industrial Conglomerates 0.1%
Smiths Group PLC	61,518	739,767
Tomkins PLC	142,742	422,825

		1,162,592

Insurance 0.7%
Admiral Group PLC	24,949	399,134
Aviva PLC	419,925	2,451,000
Friends Provident Group PLC	363,418	424,659
Legal & General Group PLC	926,829	996,939
Old Mutual PLC	834,227	1,337,915
Prudential PLC	394,715	2,955,492
RSA Insurance Group PLC	526,626	1,114,185
Standard Life PLC	360,491	1,189,261

		10,868,585

Internet & Catalog Retail 0.1%
Home Retail Group PLC	138,743	727,491

Machinery 0.0%
Invensys PLC	126,108	543,680

Media 0.5%
British Sky Broadcasting Group PLC	179,489	1,636,723
Pearson PLC	128,064	1,477,679
Reed Elsevier PLC	174,378	1,227,853
Thomson Reuters PLC	27,187	870,209
WPP PLC	198,482	1,530,587

		6,743,051

Metals & Mining 1.9%
Anglo American PLC	208,127	6,711,163
Antofagasta PLC	62,352	788,758
BHP Billiton PLC	348,973	9,138,820
Eurasian Natural Resources Corp.	47,558	685,777
Kazakhmys PLC	32,271	461,923
Lonmin PLC*	24,256	559,580
Rio Tinto PLC	216,093	8,998,483
Vedanta Resources PLC	22,688	668,783

		28,013,287

Multi-Utility 0.5%
Centrica PLC	807,695	2,972,816
National Grid PLC	383,933	3,580,908
United Utilities Group PLC	107,779	811,253

		7,364,977

Multiline Retail 0.2%
Marks & Spencer Group PLC	249,424	1,442,838
Next PLC	31,163	888,434

		2,331,272

Oil, Gas & Consumable Fuels 4.2%
BG Group PLC	530,861	8,862,968
BP PLC	2,962,671	24,564,849
Cairn Energy PLC*	21,769	870,333
Royal Dutch Shell PLC, A Shares	563,860	14,807,888
Royal Dutch Shell PLC, B Shares	426,182	11,049,496
Tullow Oil PLC	126,470	2,086,163

		62,241,697

Pharmaceuticals 1.9%
AstraZeneca PLC	228,858	10,658,202
GlaxoSmithKline PLC	820,159	15,711,544
Shire PLC	88,581	1,315,824

		27,685,570

Professional Services 0.1%
Capita Group PLC (The)	98,266	1,095,763

Real Estate Investment Trusts 0.3%
British Land Co. PLC	134,744	978,516
Hammerson PLC	109,984	632,998
Land Securities Group PLC	119,539	1,063,822
Liberty International PLC(b)	65,588	477,094
Segro PLC*	106,330	490,156

		3,642,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED KINGDOM(a) (continued)
Road & Rail 0.0%
Firstgroup PLC	78,008	$432,032

Software 0.1%
Autonomy Corp. PLC*	33,750	662,651
Sage Group PLC (The)	207,176	676,350

		1,339,001

Specialty Retail 0.1%
Carphone Warehouse Group PLC	53,270	159,835
Kingfisher PLC	373,358	1,328,649

		1,488,484

Textiles, Apparel & Luxury Goods 0.0%
Burberry Group PLC	70,112	538,784

Tobacco 1.0%
British American Tobacco PLC	315,650	9,796,155
Imperial Tobacco Group PLC	160,684	4,584,821

		14,380,976

Trading Companies & Distributors 0.1%
Bunzl PLC	51,709	447,629
Wolseley PLC*	44,883	1,004,201

		1,451,830

Water Utility 0.0%
Severn Trent PLC	37,306	603,422

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	8,297,286	17,056,658

		296,801,603

UNITED STATES 0.1%(a)
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	9,460	1,063,730

Total Common Stocks (cost $1,595,665,255)		1,441,614,347

Preferred Stocks 0.3%(a)
GERMANY 0.3%
Automobiles 0.1%
Bayerische Motoren Werke AG	8,063	232,037
Porsche Automobil Holding SE	15,066	980,000
Volkswagen AG	17,965	1,406,115

		2,618,152

Health Care Equipment & Supplies 0.1%
Fresenius SE	13,768	778,887

Household Products 0.1%
Henkel AG & Co. KGaA	31,816	1,169,084

Multi-Utility 0.0%
RWE AG	6,674	474,811

Total Preferred Stocks (cost $5,731,046)		5,040,934

Exchange Traded Funds 0.2%
UNITED STATES 0.2%
iShares MSCI EAFE Index Fund	48,360	2,437,828

Total Exchange Traded Funds (cost $2,680,668)		2,437,828

Rights 0.0%(a)
BELGIUM 0.0%
Beverages 0.0%
Anheuser-Busch InBev NV, expiring 12/31/49*	47,992	205

Diversified Financial Services 0.0%
Fortis, expiring 7/2/14*	368,527	0

		205

UNITED KINGDOM 0.0%
Containers & Packaging 0.0%
Rexam PLC, expiring 8/19/09*	36,968	53,100

Total Rights (cost $—)		53,305

Warrants 0.0%(a)
ITALY 0.0%
Banks 0.0%
UBI Banca SCPA expiring 06/30/11*	107,687	7,873

JAPAN 0.0%
Metals & Mining 0.0%
Dowa Holdings Co. Ltd., expiring 01/29/10*	67,800	0

Total Warrants (cost $—)		7,873

	Principal	Market
	Amount	Value
Repurchase Agreements 5.0%
Morgan Stanley, 0.20%, dated 07/31/09, due 08/03/09, repurchase price $68,837,819, collateralized by U.S. Government Agency Mortgages ranging 4.50% - 6.50%, maturing 12/01/17 - 08/01/39; total market value of $70,213,405(c)	$68,836,672	68,836,672
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $5,470,820, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $5,580,148.	5,470,733	5,470,733

Total Repurchase Agreements (cost $74,307,405)		74,307,405

Total Investments (cost $1,678,384,374) (d) — 103.4%		1,523,461,692

Liabilities in excess of other assets — (3.4)%		(50,432,031)

NET ASSETS — 100.0%		$1,473,029,661

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at July 31, 2009. The total value of securities on loan at July 31, 2009 was 65,215,693.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2009 was $68,836,672.

(d)	At July 31, 2009, the tax basis cost of the fund’s investments was $1,694,587,076, tax unrealized appreciation and depreciation were $125,567,325 and $(296,692,709) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide International Index Fund

AB	Stock Company

AE	Limited company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

BRS	Bewer Shares

CVA	Dutch Certificate

KGaA	Limited partnership with shares

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PPS	Price Protected Shares

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depositary Receipts

SGPS	Holding Enterprise

SP	Spain

SpA	Limited share company
At July 31, 2009, the Fund’s open futures contracts were as follows (See Note 2 to Statement of Investments):

				Market Value	Unrealized
	Number of			Covered by	Appreciation/
	Contracts	Long Contracts*	Expiration	Contracts	(Depreciation)

Australia	27	SPI 200 Index	09/17/09	$2,374,292	$135,519
Europe	105	DJ Euro STOXX 50	09/18/09	3,944,364	251,258
Hong Kong	2	Hang Seng Index	08/28/09	262,755	2,685
Japan	62	Topix Index	09/10/09	6,261,600	105,520
Sweden	90	OMXS30 Index	08/21/09	1,100,186	100,679
United Kingdom	77	FTSE 100 Index	09/18/09	5,884,990	333,137

				$19,828,187	$928,798

*	Cash pledged as collateral.
At July 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (See Note 2 to Statement of Investments):

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australia Dollar	08/13/09	(310,000)	$(234,438)	$(258,913)	$(24,475)
Australia Dollar	08/13/09	(4,717,100)	(3,634,771)	(3,939,731)	(304,960)
Swiss Franc	08/13/09	(934,000)	(848,671)	(874,482)	(25,811)
Danish Kroner	08/13/09	(400,000)	(72,859)	(76,551)	(3,692)
Danish Kroner	08/13/09	(1,816,000)	(334,968)	(347,541)	(12,573)
Euro	08/13/09	(400,000)	(542,965)	(570,050)	(27,085)
Euro	08/13/09	(498,000)	(672,570)	(709,712)	(37,142)
Euro	08/13/09	(227,000)	(309,029)	(323,503)	(14,474)
Euro	08/13/09	(154,000)	(211,739)	(219,469)	(7,730)
Euro	08/13/09	(2,890,100)	(4,016,109)	(4,118,755)	(102,646)
Euro	08/13/09	(445,000)	(636,903)	(634,181)	2,722
Euro	08/13/09	(550,000)	(770,436)	(783,819)	(13,383)
Euro	08/13/09	(908,000)	(1,274,499)	(1,294,014)	(19,515)
Euro	08/13/09	(569,000)	(805,133)	(810,896)	(5,763)
Euro	08/13/09	(118,000)	(165,335)	(168,165)	(2,830)
Euro	08/13/09	(123,000)	(172,515)	(175,290)	(2,775)
Euro	08/13/09	(83,000)	(118,062)	(118,285)	(223)
British Pound	08/13/09	(148,000)	(225,286)	(247,181)	(21,895)
British Pound	08/13/09	(293,000)	(464,218)	(489,351)	(25,133)
British Pound	08/13/09	(2,000,000)	(3,185,444)	(3,340,283)	(154,839)
British Pound	08/13/09	(305,000)	(485,494)	(509,393)	(23,899)
British Pound	08/13/09	(122,000)	(196,778)	(203,757)	(6,979)
British Pound	08/13/09	(48,000)	(78,365)	(80,167)	(1,802)
British Pound	08/13/09	(223,000)	(368,605)	(372,442)	(3,837)
British Pound	08/13/09	(4,533,000)	(7,500,846)	(7,570,752)	(69,906)
British Pound	08/13/09	(298,000)	(490,929)	(497,702)	(6,773)
British Pound	08/13/09	(46,000)	(75,500)	(76,827)	(1,327)
British Pound	08/13/09	(88,000)	(143,371)	(146,973)	(3,602)
Hong Kong Dollar	08/13/09	(1,441,000)	(186,064)	(185,966)	98
Hong Kong Dollar	08/13/09	(158,000)	(20,395)	(20,390)	5
Japanese Yen	08/13/09	(67,672,000)	(713,121)	(715,367)	(2,246)
Japanese Yen	08/13/09	(500,000,000)	(5,167,077)	(5,285,551)	(118,474)
Japanese Yen	08/13/09	(338,740,000)	(3,505,225)	(3,580,855)	(75,630)
Japanese Yen	08/13/09	(22,718,000)	(237,172)	(240,154)	(2,982)
Swedish Krone	08/13/09	(7,228,000)	(969,382)	(1,002,142)	(32,760)

Total Short Contracts			$(38,834,274)	$(39,988,610)	$(1,154,336)

Long Contracts:
Australia Dollar	08/13/09	3,692,100	$2,816,622	$3,083,649	$267,027
Australia Dollar	08/13/09	456,000	345,295	380,852	35,557
Australia Dollar	08/13/09	612,000	458,469	511,144	52,675
Australia Dollar	08/13/09	267,000	205,844	222,999	17,155
Swiss Franc	08/13/09	655,000	591,357	613,261	21,904
Swiss Franc	08/13/09	169,000	152,683	158,230	5,547
Swiss Franc	08/13/09	110,000	99,150	102,990	3,840
Danish Kroner	08/13/09	400,000	72,783	76,551	3,768
Danish Kroner	08/13/09	1,816,000	330,699	347,541	16,842
Euro	08/13/09	4,169,100	5,660,133	5,941,490	281,357
Euro	08/13/09	995,000	1,406,655	1,418,000	11,345
Euro	08/13/09	3,374,000	4,742,933	4,808,373	65,440
Euro	08/13/09	546,000	779,005	778,118	(887)
British Pound	08/13/09	6,463,900	9,791,037	10,795,627	1,004,590
British Pound	08/13/09	60,000	90,828	100,209	9,381
British Pound	08/13/09	122,000	188,996	203,757	14,761
British Pound	08/13/09	2,000,000	3,285,250	3,340,283	55,033
British Pound	08/13/09	1,287,000	2,118,448	2,149,472	31,024
British Pound	08/13/09	180,000	297,007	300,625	3,618
Hong Kong Dollar	08/13/09	1,599,000	206,450	206,357	(93)
Japanese Yen	08/13/09	828,369,000	8,413,254	8,756,773	343,519
Japanese Yen	08/13/09	18,470,000	189,706	195,248	5,542
Japanese Yen	08/13/09	33,545,000	350,726	354,608	3,882
Japanese Yen	08/13/09	20,209,000	210,436	213,631	3,195
Japanese Yen	08/13/09	28,537,000	297,452	301,668	4,216
Swedish Krone	08/13/09	6,640,000	862,453	920,617	58,164
Swedish Krone	08/13/09	588,000	75,587.00	81,525.00	5,938

Total Long Contracts			$44,039,258	$46,363,598	$2,324,340

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
Common Stocks 94.8%
Aerospace & Defense 0.5%
Alliant Techsystems, Inc. *	28,100	$2,212,032
BE Aerospace, Inc. *	87,444	1,413,095

		3,625,127

Airlines 0.3%
AirTran Holdings, Inc. *	103,060	746,154
Alaska Air Group, Inc. *	31,600	728,696
JetBlue Airways Corp. *	175,725	897,955

		2,372,805

Auto Components 0.7%
BorgWarner, Inc.	101,140	3,356,836
Gentex Corp.	119,680	1,791,610

		5,148,446

Automobiles 0.1%
Thor Industries, Inc.	31,200	745,992

Beverages 0.5%
Hansen Natural Corp. *	61,700	1,913,317
PepsiAmericas, Inc.	50,100	1,341,678

		3,254,995

Biotechnology 1.3%
OSI Pharmaceuticals, Inc. *	50,400	1,703,016
United Therapeutics Corp. *	20,200	1,870,924
Vertex Pharmaceuticals, Inc. *	150,290	5,411,943

		8,985,883

Building Products 0.2%
Lennox International, Inc.	40,700	1,418,395

Capital Markets 2.1%
Affiliated Managers Group, Inc. *	35,681	2,355,660
Apollo Investment Corp.	123,506	879,363
Eaton Vance Corp.	101,600	2,907,792
Jefferies Group, Inc. *	108,400	2,478,024
Raymond James Financial, Inc. (a)	84,880	1,741,737
SEI Investments Co.	116,380	2,199,582
Waddell & Reed Financial, Inc., Class A	73,800	2,093,706

		14,655,864

Chemicals 3.8%
Airgas, Inc.	70,800	3,156,264
Albemarle Corp.	79,400	2,358,974
Ashland, Inc.	57,600	1,908,864
Cabot Corp.	57,500	1,052,250
Cytec Industries, Inc.	41,000	1,029,100
FMC Corp.	63,020	3,065,293
Lubrizol Corp.	58,980	3,416,712
Minerals Technologies, Inc.	16,440	714,647
Olin Corp.	67,460	930,273
RPM International, Inc.	111,600	1,781,136
Scotts Miracle-Gro Co. (The), Class A	38,220	1,492,491
Sensient Technologies Corp.	42,280	1,065,033
Terra Industries, Inc.	87,550	2,552,958
Valspar Corp.	87,000	2,202,840

		26,726,835

Commercial Banks 3.1%
Associated Banc-Corp.	111,221	1,205,636
BancorpSouth, Inc.	62,900	1,415,250
Bank of Hawaii Corp.	41,500	1,592,355
Cathay General Bancorp (a)	43,200	393,984
City National Corp. (a)	37,300	1,471,112
Commerce Bancshares, Inc.	57,385	2,103,734
Cullen/Frost Bankers, Inc.	51,630	2,479,789
FirstMerit Corp.	71,202	1,330,053
Fulton Financial Corp.	152,400	1,030,224
International Bancshares Corp.	44,000	579,920
PacWest Bancorp	21,540	346,363
SVB Financial Group *	28,599	1,008,115
Synovus Financial Corp.	244,000	856,440
TCF Financial Corp. (a)	97,700	1,381,478
Trustmark Corp.	42,400	843,760
Valley National Bancorp (a)	123,270	1,567,995
Webster Financial Corp.	55,600	628,836
Westamerica Bancorp (a)	25,120	1,312,771
Wilmington Trust Corp.	59,900	688,251

		22,236,066

Commercial Services & Supplies 1.6%
Brink’s Co. (The)	35,180	955,137
Clean Harbors, Inc. *	19,300	1,006,881
Copart, Inc. *	55,000	1,942,050
Corrections Corp. of America *	102,030	1,761,038
Deluxe Corp.	45,473	711,652
Herman Miller, Inc.	47,200	783,992
HNI Corp. (a)	38,970	868,252
Mine Safety Appliances Co.	26,100	733,149
Rollins, Inc.	34,147	625,914
Waste Connections, Inc. *	69,400	1,957,774

		11,345,839

Communications Equipment 1.8%
3Com Corp. *	336,105	1,267,116
ADC Telecommunications, Inc. *	83,925	610,974
ADTRAN, Inc.	47,459	1,146,609
Avocent Corp. *	39,406	611,187
CommScope, Inc. *	69,609	1,781,990
F5 Networks, Inc. *	67,124	2,491,643
Palm, Inc. *(a)	121,200	1,906,476
Plantronics, Inc.	43,000	1,017,810
Polycom, Inc. *	72,702	1,726,673

		12,560,478

Computers & Peripherals 0.5%
Diebold, Inc.	58,133	1,611,447
Imation Corp.	26,533	240,920
NCR Corp. *	137,460	1,778,732

		3,631,099

Construction & Engineering 1.8%
Aecom Technology Corp. *	79,200	2,566,080
Dycom Industries, Inc. *	34,700	441,731
Granite Construction, Inc.	28,560	967,613
KBR, Inc.	140,710	2,981,645
Shaw Group, Inc. (The) *	72,665	2,139,257
URS Corp. *	73,000	3,693,800

		12,790,126

Construction Materials 0.5%(a)
Martin Marietta Materials, Inc.	38,664	3,327,810

Consumer Finance 0.3%(a)
AmeriCredit Corp. *	114,320	1,793,681

Containers & Packaging 1.3%
AptarGroup, Inc.	58,900	2,056,788
Greif, Inc., Class A	29,700	1,524,501
Packaging Corp. of America	89,060	1,751,810
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Containers & Packaging (continued)
Sonoco Products Co.	86,700	$2,295,816
Temple-Inland, Inc.	92,510	1,448,707

		9,077,622

Distributors 0.3%
LKQ Corp. *	121,700	2,183,298

Diversified Consumer Services 1.8%
Brink’s Home Security Holdings, Inc. *	35,780	1,066,960
Career Education Corp. *	63,549	1,456,543
Corinthian Colleges, Inc. *	74,980	1,157,691
ITT Educational Services, Inc. *	26,540	2,583,669
Matthews International Corp., Class A	26,910	841,207
Regis Corp.	48,020	655,953
Service Corp. International	224,200	1,416,944
Sotheby’s (a)	58,200	877,074
Strayer Education, Inc. (a)	11,940	2,535,817

		12,591,858

Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc. *	177,300	554,949

Electric Utilities 1.7%
Cleco Corp.	53,700	1,272,153
DPL, Inc.	100,857	2,415,525
Great Plains Energy, Inc.	113,958	1,815,351
Hawaiian Electric Industries, Inc.	78,800	1,408,156
IDACORP, Inc.	40,100	1,111,572
NV Energy, Inc.	203,620	2,341,630
Westar Energy, Inc.	94,350	1,855,865

		12,220,252

Electrical Equipment 1.5%
Ametek, Inc.	93,150	3,014,334
Hubbell, Inc., Class B	49,000	1,828,680
Roper Industries, Inc.	78,550	3,756,261
Thomas & Betts Corp. *	46,348	1,234,711
Woodward Governor Co.	47,800	938,792

		10,772,778

Electronic Equipment & Instruments 2.3%
Arrow Electronics, Inc. *	103,733	2,673,199
Avnet, Inc. *	131,078	3,198,303
Ingram Micro, Inc., Class A *	140,400	2,361,528
Itron, Inc. *	34,300	1,789,431
National Instruments Corp.	48,530	1,223,927
Tech Data Corp. *	43,443	1,517,464
Trimble Navigation Ltd. *	103,500	2,453,985
Vishay Intertechnology, Inc. *	164,030	1,166,253

		16,384,090

Energy Equipment & Services 2.4%
Exterran Holdings, Inc. *	53,585	931,843
Helix Energy Solutions Group, Inc. *	82,500	865,425
Helmerich & Payne, Inc.	91,600	3,147,376
Oceaneering International, Inc. *	47,300	2,408,516
Patterson-UTI Energy, Inc.	133,140	1,838,664
Pride International, Inc. *	150,928	3,783,765
Superior Energy Services, Inc. *	67,890	1,126,295
Tidewater, Inc.	44,777	2,014,965
Unit Corp. *	41,100	1,302,459

		17,419,308

Food & Staples Retailing 0.3%
BJ’s Wholesale Club, Inc. *	46,857	1,562,681
Ruddick Corp.	34,400	808,400

		2,371,081

Food Products 1.3%
Corn Products International, Inc.	64,990	1,819,720
Flowers Foods, Inc.	68,800	1,625,744
Lancaster Colony Corp.	17,300	787,842
Ralcorp Holdings, Inc. *	49,200	3,124,692
Smithfield Foods, Inc. *(a)	103,310	1,399,850
Tootsie Roll Industries, Inc.	21,933	529,682

		9,287,530

Gas Utility 2.0%
AGL Resources, Inc.	67,540	2,270,695
Energen Corp.	62,300	2,574,236
National Fuel Gas Co.	69,100	2,804,078
ONEOK, Inc.	91,456	3,027,193
UGI Corp.	93,900	2,482,716
WGL Holdings, Inc.	43,600	1,444,032

		14,602,950

Health Care Equipment & Supplies 3.6%
Beckman Coulter, Inc.	54,960	3,461,931
Edwards Lifesciences Corp. *	48,600	3,178,926
Gen-Probe, Inc. *	45,500	1,688,960
Hill-Rom Holdings, Inc.	54,965	942,100
Hologic, Inc. *	222,898	3,274,372
IDEXX Laboratories, Inc. *(a)	51,400	2,560,748
Immucor, Inc. *	60,700	1,011,262
Kinetic Concepts, Inc. *	47,800	1,511,436
Masimo Corp. *	41,900	1,024,455
ResMed, Inc. *	65,700	2,693,700
STERIS Corp.	50,780	1,425,902
Teleflex, Inc.	34,420	1,650,783
Thoratec Corp. *	49,000	1,231,860

		25,656,435

Health Care Providers & Services 3.1%
Community Health Systems, Inc. *	79,577	2,253,621
Health Management Associates, Inc., Class A *	214,600	1,294,038
Health Net, Inc. *	90,142	1,219,621
Henry Schein, Inc. *	78,274	4,021,718
Kindred Healthcare, Inc. *	26,420	370,937
LifePoint Hospitals, Inc. *	45,556	1,260,079
Lincare Holdings, Inc. *	59,863	1,567,213
Omnicare, Inc.	90,600	2,162,622
Owens & Minor, Inc.	36,000	1,594,800
Psychiatric Solutions, Inc. *	48,600	1,313,172
Universal Health Services, Inc., Class B	43,055	2,394,288
VCA Antech, Inc. *	73,627	1,883,379
WellCare Health Plans, Inc. *	36,650	815,829

		22,151,317

Health Care Technology 0.5%
Cerner Corp. *	58,740	3,822,799

Hotels, Restaurants & Leisure 1.9%
Bob Evans Farms, Inc.	27,029	784,382
Boyd Gaming Corp. *	50,200	461,338
Brinker International, Inc.	88,630	1,474,803
Cheesecake Factory, Inc. (The) *	51,950	1,006,271
Chipotle Mexican Grill, Inc., Class A *(a)	28,130	2,639,438
International Speedway Corp., Class A	24,400	623,908
Life Time Fitness, Inc. *(a)	30,770	783,097
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Panera Bread Co., Class A *	26,100	$1,434,456
Scientific Games Corp., Class A *	56,500	1,018,130
Wendy’s/Arby’s Group, Inc., Class A	363,375	1,664,257
WMS Industries, Inc. *	42,400	1,533,184

		13,423,264

Household Durables 1.7%
American Greetings Corp., Class A	34,314	541,132
Blyth, Inc.	4,460	189,238
M.D.C. Holdings, Inc.	32,100	1,131,204
Mohawk Industries, Inc. *	48,840	2,519,167
NVR, Inc. *	4,944	2,972,086
Ryland Group, Inc.	37,267	744,222
Toll Brothers, Inc. *	112,818	2,206,720
Tupperware Brands Corp.	54,433	1,854,532

		12,158,301

Household Products 1.0%
Church & Dwight Co., Inc.	61,000	3,597,780
Energizer Holdings, Inc. *	60,078	3,848,597

		7,446,377

Industrial Conglomerate 0.2%
Carlisle Cos., Inc.	52,980	1,660,393

Information Technology Services 3.4%
Acxiom Corp.	59,784	576,915
Alliance Data Systems Corp. *(a)	49,600	2,529,600
Broadridge Financial Solutions, Inc.	122,010	2,107,113
DST Systems, Inc. *	35,460	1,571,942
Gartner, Inc. *	52,080	890,568
Global Payments, Inc.	68,870	2,913,201
Hewitt Associates, Inc., Class A *	72,600	2,172,918
Lender Processing Services, Inc.	72,900	2,491,722
Mantech International Corp., Class A *	18,200	970,060
Metavante Technologies, Inc. *	78,130	2,406,404
NeuStar, Inc., Class A *	64,450	1,461,726
SAIC, Inc. *	176,900	3,200,121
SRA International, Inc., Class A *	37,000	728,900

		24,021,190

Insurance 4.4%
American Financial Group, Inc.	65,300	1,592,667
Arthur J. Gallagher & Co.	85,000	1,946,500
Brown & Brown, Inc.	100,920	1,935,646
Everest Re Group Ltd.	53,400	4,283,748
Fidelity National Financial, Inc., Class A	201,453	2,890,850
First American Corp.	80,853	2,389,206
Hanover Insurance Group, Inc. (The)	44,500	1,749,295
HCC Insurance Holdings, Inc.	98,790	2,479,629
Horace Mann Educators Corp.	34,400	390,440
Mercury General Corp.	31,000	1,087,170
Old Republic International Corp.	204,387	2,113,362
Protective Life Corp.	71,700	1,071,915
Reinsurance Group of America, Inc.	63,100	2,618,650
StanCorp Financial Group, Inc.	42,600	1,466,292
Unitrin, Inc.	42,800	564,532
W.R. Berkley Corp.	120,766	2,805,394

		31,385,296

Internet & Catalog Retail 0.9%
Netflix, Inc. *(a)	35,930	1,578,764
priceline.com, Inc. *	36,100	4,679,282

		6,258,046

Internet Software & Services 0.7%
Digital River, Inc. *	32,370	1,144,279
Equinix, Inc. *	32,900	2,688,917
ValueClick, Inc. *	75,350	866,525

		4,699,721

Leisure Equipment & Products 0.1%
Callaway Golf Co.	56,800	361,816

Life Sciences Tools & Services 2.1%
Affymetrix, Inc. *	61,710	545,516
Bio-Rad Laboratories, Inc., Class A *	16,800	1,300,992
Charles River Laboratories International, Inc. *	58,082	1,920,772
Covance, Inc. *	54,880	3,026,632
Mettler-Toledo International, Inc. *	29,200	2,454,552
Pharmaceutical Product Development, Inc.	102,400	2,126,848
Techne Corp.	32,635	2,082,766
Varian, Inc. *	25,460	1,292,349

		14,750,427

Machinery 4.7%
AGCO Corp. *	79,800	2,510,508
Bucyrus International, Inc.	65,100	1,919,148
Crane Co.	42,666	905,373
Donaldson Co., Inc.	67,080	2,549,711
Federal Signal Corp.	41,700	369,462
Graco, Inc.	51,770	1,280,790
Harsco Corp.	69,800	1,920,198
IDEX Corp.	69,880	1,906,326
Joy Global, Inc.	88,632	3,295,338
Kennametal, Inc.	69,100	1,473,212
Lincoln Electric Holdings, Inc.	37,000	1,568,060
Nordson Corp.	30,000	1,347,000
Oshkosh Corp.	64,600	1,773,270
Pentair, Inc.	85,460	2,334,767
SPX Corp.	43,120	2,277,598
Terex Corp. *	91,900	1,395,042
Timken Co.	73,900	1,506,082
Trinity Industries, Inc.	69,050	963,938
Valmont Industries, Inc.	15,300	1,098,846
Wabtec Corp.	41,680	1,402,532

		33,797,201

Marine 0.1%
Alexander & Baldwin, Inc.	36,401	1,063,637

Media 1.0%
DreamWorks Animation SKG, Inc., Class A *	66,200	2,085,962
Harte-Hanks, Inc.	33,440	361,821
John Wiley & Sons, Inc., Class A	37,700	1,202,253
Lamar Advertising Co., Class A *(a)	66,000	1,388,640
Marvel Entertainment, Inc. *	42,500	1,681,300
Scholastic Corp.	23,255	524,400

		7,244,376

Metals & Mining 1.5%
Carpenter Technology Corp.	38,260	715,080
Cliffs Natural Resources, Inc.	113,680	3,113,695
Commercial Metals Co.	97,700	1,615,958
Reliance Steel & Aluminum Co.	55,500	1,870,905
Steel Dynamics, Inc.	161,400	2,640,504
Worthington Industries, Inc.	52,087	688,590

		10,644,732

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Multi-Utility 2.1%
Alliant Energy Corp.	96,100	$2,513,976
Black Hills Corp.	33,600	873,936
MDU Resources Group, Inc.	159,725	3,215,264
NSTAR	92,820	2,979,522
OGE Energy Corp.	81,600	2,456,160
PNM Resources, Inc.	75,050	915,610
Vectren Corp.	70,460	1,730,498

		14,684,966

Multiline Retail 0.7%
99 Cents Only Stores *	41,233	604,064
Dollar Tree, Inc. *	78,028	3,598,651
Saks, Inc. *(a)	124,900	639,488

		4,842,203

Office Electronics 0.2%
Zebra Technologies Corp., Class A *	52,642	1,286,570

Oil, Gas & Consumable Fuels 3.5%
Arch Coal, Inc.	139,494	2,428,591
Bill Barrett Corp. *	32,200	1,017,198
Cimarex Energy Co.	72,430	2,591,545
Comstock Resources, Inc. *	40,400	1,555,400
Encore Acquisition Co. *	45,010	1,602,356
Forest Oil Corp. *	95,660	1,611,871
Frontier Oil Corp.	90,330	1,255,587
Mariner Energy, Inc. *	86,900	1,041,931
Newfield Exploration Co. *	115,484	4,541,986
Overseas Shipholding Group, Inc.	20,830	715,510
Patriot Coal Corp. *(a)	59,600	498,852
Plains Exploration & Production Co. *	105,718	3,028,821
Quicksilver Resources, Inc. *(a)	98,222	1,125,624
Southern Union Co.	107,800	2,089,164

		25,104,436

Paper & Forest Products 0.0%
Louisiana-Pacific Corp. *	80,060	337,853

Personal Products 0.5%
Alberto-Culver Co.	74,160	1,899,979
NBTY, Inc. *	48,200	1,744,840

		3,644,819

Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc. *	101,500	2,132,515
Medicis Pharmaceutical Corp., Class A	49,300	844,016
Perrigo Co.	67,500	1,831,950
Sepracor, Inc. *	94,932	1,647,070
Valeant Pharmaceuticals International *(a)	71,400	1,842,120

		8,297,671

Professional Services 1.3%
Corporate Executive Board Co. (The)	29,900	561,522
FTI Consulting, Inc. *	44,300	2,411,249
Kelly Services, Inc., Class A	21,675	254,898
Korn/Ferry International *	39,400	548,054
Manpower, Inc.	68,160	3,268,272
MPS Group, Inc. *	81,140	701,861
Navigant Consulting, Inc. *	41,120	489,328
Watson Wyatt Worldwide, Inc., Class A	37,000	1,381,580

		9,616,764

Real Estate Investment Trusts 5.7%
Alexandria Real Estate Equities, Inc. (a)	33,980	1,294,978
AMB Property Corp.	124,767	2,471,634
BRE Properties, Inc. Class A	44,500	1,055,985
Camden Property Trust	54,500	1,608,295
Corporate Office Properties Trust SBI MD	51,100	1,732,801
Cousins Properties, Inc. (a)	39,568	341,076
Duke Realty Corp.	195,360	1,853,966
Equity One, Inc. (a)	31,700	477,085
Essex Property Trust, Inc.	23,300	1,514,733
Federal Realty Investment Trust	51,400	2,932,370
Highwoods Properties, Inc.	60,860	1,558,625
Hospitality Properties Trust	97,420	1,538,262
Liberty Property Trust	89,496	2,485,304
Macerich Co. (The) (a)	70,289	1,382,585
Mack-Cali Realty Corp.	67,150	1,874,156
Nationwide Health Properties, Inc.	88,480	2,567,690
Omega Healthcare Investors, Inc.	71,600	1,196,436
Potlatch Corp.	34,556	1,021,821
Rayonier, Inc.	68,680	2,677,833
Realty Income Corp. (a)	90,700	2,138,706
Regency Centers Corp.	69,200	2,219,936
SL Green Realty Corp.	67,300	1,734,994
UDR, Inc.	129,318	1,351,373
Weingarten Realty Investors	90,300	1,393,329

		40,423,973

Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	35,760	1,357,450

Road & Rail 1.1%
Con-way, Inc.	40,140	1,828,377
J.B. Hunt Transport Services, Inc.	69,600	1,945,320
Kansas City Southern *	79,600	1,616,676
Landstar System, Inc.	44,400	1,628,592
Werner Enterprises, Inc.	37,348	674,505

		7,693,470

Semiconductors & Semiconductor Equipment 2.2%
Atmel Corp. *	387,400	1,615,458
Cree, Inc. *	76,925	2,466,215
Fairchild Semiconductor International, Inc. *	109,120	963,530
Integrated Device Technology, Inc. *	143,087	968,699
International Rectifier Corp. *	62,800	1,039,968
Intersil Corp., Class A	105,802	1,520,375
Lam Research Corp. *	109,615	3,295,027
RF Micro Devices, Inc. *	231,525	1,203,930
Semtech Corp. *	52,530	966,552
Silicon Laboratories, Inc. *	38,940	1,667,800

		15,707,554

Software 2.9%
ACI Worldwide, Inc. *	30,700	462,649
Advent Software, Inc. *(a)	13,669	498,235
ANSYS, Inc. *	77,200	2,413,272
Cadence Design Systems, Inc. *	228,791	1,349,867
FactSet Research Systems, Inc. (a)	36,500	2,069,550
Fair Isaac Corp.	42,607	817,628
Jack Henry & Associates, Inc.	73,000	1,567,310
Mentor Graphics Corp. *	81,200	563,528
MICROS Systems, Inc. *	69,900	1,914,561
Parametric Technology Corp. *	100,460	1,296,939
Quest Software, Inc. *	55,900	823,966
Rovi Corp. *	71,120	1,860,499
Sybase, Inc. *	71,174	2,548,029
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Software (continued)
Synopsys, Inc. *	124,681	$2,491,127

		20,677,160

Specialty Retail 4.9%
Aaron’s, Inc.	46,700	1,282,849
Advance Auto Parts, Inc.	82,400	3,809,352
Aeropostale, Inc. *	57,259	2,084,228
American Eagle Outfitters, Inc.	179,261	2,579,566
AnnTaylor Stores Corp. *	49,689	599,746
Barnes & Noble, Inc. (a)	32,173	740,944
CarMax, Inc. *	191,600	3,090,508
Chico’s FAS, Inc. *	154,043	1,766,873
Coldwater Creek, Inc. *	39,900	292,866
Collective Brands, Inc. *	55,395	881,888
Dick’s Sporting Goods, Inc. *	73,960	1,468,106
Foot Locker, Inc.	134,700	1,492,476
Guess?, Inc.	52,400	1,523,268
J Crew Group, Inc. *(a)	45,100	1,270,016
PetSmart, Inc.	110,476	2,471,348
Rent-A-Center, Inc. *	57,347	1,190,524
Ross Stores, Inc.	109,954	4,847,872
Urban Outfitters, Inc. *	97,716	2,349,093
Williams-Sonoma, Inc.	75,340	1,059,280

		34,800,803

Textiles, Apparel & Luxury Goods 1.0%
Fossil, Inc. *	40,300	1,061,502
Hanesbrands, Inc. *	81,382	1,619,502
Phillips-Van Heusen Corp.	44,780	1,584,316
Timberland Co. (The) Class A *	40,500	552,420
Under Armour, Inc., Class A *(a)	31,700	769,993
Warnaco Group, Inc. (The) *	40,520	1,472,092

		7,059,825

Thrifts & Mortgage Finance 1.1%
Astoria Financial Corp.	70,820	687,663
First Niagara Financial Group, Inc.	128,100	1,684,515
New York Community Bancorp, Inc. (a)	299,864	3,280,512
NewAlliance Bancshares, Inc.	92,900	1,138,025
Washington Federal, Inc.	76,512	1,065,812

		7,856,527

Tobacco 0.1%
Universal Corp.	21,740	827,642

Trading Companies & Distributors 0.4%
GATX Corp.	42,300	1,066,806
MSC Industrial Direct Co., Class A	39,000	1,530,360
United Rentals, Inc. *	53,815	401,998

		2,999,164

Water Utility 0.3%
Aqua America, Inc.	117,726	2,126,132

Wireless Telecommunication Services 0.4%
Syniverse Holdings, Inc. *	45,200	792,356
Telephone & Data Systems, Inc.	75,700	1,948,518
Telephone & Data Systems, Inc. Special Shares	12,100	291,610

		3,032,484

Total Common Stocks (cost $837,794,679)		675,007,951

	Principal	Market
	Amount	Value
Repurchase Agreements 10.0%
Morgan Stanley, 0.20%, dated 07/31/09, due 08/03/09, repurchase price $38,843,127, collateralized by U.S. Government Agency Mortgages ranging 4.50% - 6.50%, maturing 12/01/17 - 08/01/39; total market value of $39,619,330 (b)	$38,842,480	$38,842,480
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $32,424,167, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $33,072,127.	32,423,654	32,423,654

Total Repurchase Agreements (cost $71,266,134)		71,266,134

Total Investments (cost $909,060,813) (c) — 104.8%		746,274,085

Liabilities in excess of other assets — (4.8)%		(33,919,901)

NET ASSETS — 100.0%		$712,354,184

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at July 31, 2009. The total value of securities on loan at July 31, 2009 was 37,850,796.

(b)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2009 was $38,842,480.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $912,452,972, tax unrealized appreciation and depreciation were $31,155,866 and $(197,334,753) respectively.

LLC	Limited Liability Company

Ltd	Limited
At July 31, 2009, the Fund’s open futures contracts were as follows (See Note 2 to Statement of Investments):

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

591	S&P 400 EMINI	09/18/09	$37,043,880	$2,325,825
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks 94.1%
Aerospace & Defense 2.5%
Boeing Co.	154,871	$6,645,515
General Dynamics Corp.	82,362	4,562,031
Goodrich Corp.	26,451	1,358,523
Honeywell International, Inc.	156,869	5,443,354
ITT Corp.	38,860	1,919,684
L-3 Communications Holdings, Inc.	25,338	1,913,019
Lockheed Martin Corp.	70,722	5,287,177
Northrop Grumman Corp.	69,776	3,110,614
Precision Castparts Corp.	29,900	2,386,319
Raytheon Co.	86,087	4,041,785
Rockwell Collins, Inc.	33,541	1,415,430
United Technologies Corp.	201,056	10,951,520

		49,034,971

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	36,400	1,984,892
Expeditors International of Washington, Inc.	45,300	1,537,029
FedEx Corp.	66,402	4,504,712
United Parcel Service, Inc., Class B	212,416	11,413,111

		19,439,744

Airline 0.1%
Southwest Airlines Co.	156,376	1,227,552

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The) *	51,321	873,483
Johnson Controls, Inc.	126,858	3,283,085

		4,156,568

Automobiles 0.3%
Ford Motor Co. *	677,100	5,416,800
Harley-Davidson, Inc. (a)	49,927	1,128,350

		6,545,150

Beverages 2.4%
Brown-Forman Corp., Class B	21,263	934,509
Coca-Cola Co. (The)	424,117	21,137,991
Coca-Cola Enterprises, Inc.	67,057	1,260,001
Constellation Brands, Inc., Class A *	41,300	564,158
Dr Pepper Snapple Group, Inc. *	53,700	1,321,557
Molson Coors Brewing Co., Class B	32,040	1,448,528
Pepsi Bottling Group, Inc.	28,621	971,683
PepsiCo, Inc.	331,974	18,839,525

		46,477,952

Biotechnology 1.8%
Amgen, Inc. *	215,748	13,443,258
Biogen Idec, Inc. *	63,172	3,003,829
Celgene Corp. *	98,100	5,587,776
Cephalon, Inc. *	14,700	862,155
Genzyme Corp. *	57,851	3,001,888
Gilead Sciences, Inc. *	193,100	9,448,383

		35,347,289

Building Products 0.1%
Masco Corp.	77,927	1,085,523

Capital Markets 2.8%
Ameriprise Financial, Inc.	55,151	1,533,198
Bank of New York Mellon Corp. (The)	254,611	6,961,065
Charles Schwab Corp. (The)	199,987	3,573,768
E*Trade Financial Corp. *(a)	271,722	407,583
Federated Investors, Inc., Class B	19,011	492,955
Franklin Resources, Inc.	32,371	2,870,660
Goldman Sachs Group, Inc. (The)	107,762	17,597,535
Invesco Ltd.	87,600	1,730,100
Janus Capital Group, Inc.	35,531	485,353
Legg Mason, Inc.	30,600	861,084
Morgan Stanley	287,942	8,206,347
Northern Trust Corp.	51,236	3,064,425
State Street Corp.	103,977	5,230,043
T. Rowe Price Group, Inc.	54,582	2,549,525

		55,563,641

Chemicals 1.8%
Air Products & Chemicals, Inc.	44,766	3,339,544
CF Industries Holdings, Inc.	10,200	805,188
Dow Chemical Co. (The)	226,690	4,799,027
E.I. Du Pont de Nemours & Co.	192,450	5,952,478
Eastman Chemical Co.	15,360	762,778
Ecolab, Inc.	35,811	1,486,515
International Flavors & Fragrances, Inc.	14,940	526,784
Monsanto Co.	116,280	9,767,520
PPG Industries, Inc.	35,106	1,930,830
Praxair, Inc.	65,532	5,123,292
Sigma-Aldrich Corp.	26,550	1,347,412

		35,841,368

Commercial Banks 2.5%
BB&T Corp.	137,573	3,147,670
Comerica, Inc.	32,726	780,188
Fifth Third Bancorp	162,504	1,543,788
First Horizon National Corp. *	45,860	587,925
Huntington Bancshares, Inc.	128,020	523,602
KeyCorp	170,572	985,906
M&T Bank Corp. (a)	16,561	965,837
Marshall & Ilsley Corp.	75,066	453,399
PNC Financial Services Group, Inc.	98,055	3,594,696
Regions Financial Corp.	255,685	1,130,128
SunTrust Banks, Inc.	110,326	2,151,357
U.S. Bancorp	407,003	8,306,931
Wells Fargo & Co.	992,035	24,265,176
Zions Bancorporation (a)	25,420	345,204

		48,781,807

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	21,316	569,777
Cintas Corp.	27,801	700,029
Iron Mountain, Inc. *	38,000	1,109,980
Pitney Bowes, Inc.	43,696	902,322
Republic Services, Inc.	67,899	1,806,113
RR Donnelley & Sons Co.	43,506	604,733
Stericycle, Inc. *	18,100	926,720
Waste Management, Inc.	104,913	2,949,105

		9,568,779

Communications Equipment 2.6%
Ciena Corp. *	20,758	231,659
Cisco Systems, Inc. *	1,229,109	27,052,689
Harris Corp.	28,500	892,335
JDS Uniphase Corp. *	44,594	261,321
Juniper Networks, Inc. *	111,600	2,916,108
Motorola, Inc.	479,128	3,430,557
QUALCOMM, Inc.	352,578	16,292,629
Tellabs, Inc. *	82,352	477,642

		51,554,940

Computers & Peripherals 5.3%
Apple, Inc. *	189,974	31,039,852
Dell, Inc. *	369,158	4,939,334
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Computers & Peripherals (continued)
EMC Corp. *	423,287	$6,374,702
Hewlett-Packard Co.	508,390	22,013,287
International Business Machines Corp.	281,610	33,210,267
Lexmark International, Inc., Class A *	18,001	260,654
NetApp, Inc. *	70,584	1,585,317
QLogic Corp. *	27,490	358,745
SanDisk Corp. *	48,300	860,706
Seagate Technology *(c)	5,600	0
Sun Microsystems, Inc. *	156,520	1,435,288
Teradata Corp. *	36,600	899,262
Western Digital Corp. *	50,600	1,530,650

		104,508,064

Construction & Engineering 0.2%
Fluor Corp.	38,770	2,047,056
Jacobs Engineering Group, Inc. *	26,200	1,073,676
Quanta Services, Inc. *	44,200	1,030,302

		4,151,034

Construction Materials 0.1%
Vulcan Materials Co.	25,976	1,233,340

Consumer Finance 0.6%
American Express Co.	250,657	7,101,113
Capital One Financial Corp.	97,686	2,998,960
Discover Financial Services	113,721	1,351,005
SLM Corp. *	98,822	878,528

		12,329,606

Containers & Packaging 0.2%
Ball Corp.	20,130	973,487
Bemis Co., Inc.	21,096	555,247
Owens-Illinois, Inc. *	35,400	1,201,476
Pactiv Corp. *	28,136	708,464
Sealed Air Corp.	30,594	562,624

		4,001,298

Distributors 0.1%
Genuine Parts Co.	33,816	1,197,763

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	21,826	1,506,867
DeVry, Inc.	13,900	691,386
H&R Block, Inc.	71,572	1,194,537

		3,392,790

Diversified Financial Services 3.7%
Bank of America Corp.	1,850,948	27,375,521
Citigroup, Inc.	1,156,888	3,667,335
CME Group, Inc.	13,971	3,895,534
IntercontinentalExchange, Inc. *	15,000	1,410,900
JPMorgan Chase & Co.	831,209	32,126,228
Leucadia National Corp. *	36,100	884,450
Moody’s Corp.	41,202	978,135
Nasdaq OMX Group, Inc. (The) *	29,400	621,222
NYSE Euronext	56,000	1,509,200

		72,468,525

Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,257,113	32,974,074
CenturyTel, Inc.	61,505	1,930,642
Frontier Communications Corp.	67,236	470,652
Qwest Communications International, Inc. (a)	315,530	1,217,946
Verizon Communications, Inc.	605,880	19,430,571
Windstream Corp.	95,482	837,377

		56,861,262

Electric Utilities 2.1%
Allegheny Energy, Inc.	35,796	902,417
American Electric Power Co., Inc.	99,697	3,086,619
Duke Energy Corp.	273,381	4,231,938
Edison International	69,532	2,247,274
Entergy Corp.	40,576	3,259,470
Exelon Corp.	140,298	7,135,556
FirstEnergy Corp.	64,400	2,653,280
FPL Group, Inc.	87,132	4,937,771
Northeast Utilities	33,995	782,225
Pepco Holdings, Inc.	53,900	775,082
Pinnacle West Capital Corp.	22,025	703,919
PPL Corp.	79,262	2,678,263
Progress Energy, Inc.	58,751	2,317,139
Southern Co. (The)	165,949	5,210,799

		40,921,752

Electrical Equipment 0.4%
Cooper Industries Ltd., Class A	36,660	1,207,947
Emerson Electric Co.	162,164	5,899,526
Rockwell Automation, Inc.	29,976	1,241,306

		8,348,779

Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc. *	74,076	1,720,045
Amphenol Corp., Class A	37,200	1,240,620
Corning, Inc.	331,722	5,639,274
FLIR Systems, Inc. *	31,700	681,233
Jabil Circuit, Inc.	37,541	343,875
Molex, Inc.	28,121	499,429

		10,124,476

Energy Equipment & Services 1.7%
Baker Hughes, Inc.	65,947	2,670,853
BJ Services Co.	62,392	884,719
Cameron International Corp. *	46,500	1,452,195
Diamond Offshore Drilling, Inc. (a)	14,800	1,330,076
ENSCO International, Inc.	30,400	1,151,856
FMC Technologies, Inc. *	28,100	1,222,350
Halliburton Co.	191,324	4,226,347
Nabors Industries Ltd. *	60,454	1,028,927
National Oilwell Varco, Inc. *	89,088	3,201,823
Rowan Cos., Inc.	24,686	526,552
Schlumberger Ltd.	254,836	13,633,726
Smith International, Inc.	46,900	1,178,597

		32,508,021

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	92,457	4,576,622
CVS Caremark Corp.	310,499	10,395,507
Kroger Co. (The)	139,109	2,974,150
Safeway, Inc.	90,682	1,716,610
SUPERVALU, Inc.	44,879	665,556
SYSCO Corp.	126,533	3,006,424
Wal-Mart Stores, Inc.	475,382	23,712,054
Walgreen Co.	210,425	6,533,696
Whole Foods Market, Inc. *(a)	30,200	730,538

		54,311,157

Food Products 1.7%
Archer-Daniels-Midland Co.	136,843	4,121,711
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Food Products (continued)
Campbell Soup Co.	43,632	$1,353,901
ConAgra Foods, Inc.	94,528	1,855,585
Dean Foods Co. *	38,100	807,339
General Mills, Inc.	70,562	4,156,808
H.J. Heinz Co.	67,157	2,582,858
Hershey Co. (The)	35,022	1,399,129
Hormel Foods Corp.	15,300	549,423
J.M. Smucker Co. (The)	25,000	1,250,750
Kellogg Co.	53,842	2,557,495
Kraft Foods, Inc., Class A	313,767	8,892,157
McCormick & Co., Inc., Non-Voting Shares	25,146	810,204
Sara Lee Corp.	149,499	1,590,669
Tyson Foods, Inc., Class A	64,000	731,520

		32,659,549

Gas Utility 0.1%
EQT Corp.	27,700	1,063,126
Nicor, Inc.	9,605	350,006
Questar Corp.	36,700	1,213,669

		2,626,801

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	130,773	7,371,674
Becton, Dickinson & Co.	51,386	3,347,798
Boston Scientific Corp. *	320,418	3,441,289
C.R. Bard, Inc.	21,186	1,558,654
DENTSPLY International, Inc.	31,600	1,053,860
Hospira, Inc. *	32,246	1,239,214
Intuitive Surgical, Inc. *	8,365	1,901,532
Medtronic, Inc.	238,506	8,447,882
St. Jude Medical, Inc. *	73,822	2,783,828
Stryker Corp.	51,177	1,989,762
Varian Medical Systems, Inc. *	26,300	927,601
Zimmer Holdings, Inc. *	47,646	2,220,303

		36,283,397

Health Care Providers & Services 2.1%
Aetna, Inc.	97,484	2,629,143
AmerisourceBergen Corp.	66,004	1,301,599
Cardinal Health, Inc.	75,997	2,530,700
CIGNA Corp.	58,083	1,649,557
Coventry Health Care, Inc. *	30,400	699,200
DaVita, Inc. *	21,900	1,088,430
Express Scripts, Inc. *	57,940	4,058,118
Humana, Inc. *	36,061	1,184,604
Laboratory Corp. of America Holdings *	22,800	1,531,932
McKesson Corp.	58,447	2,989,564
Medco Health Solutions, Inc. *	104,652	5,531,905
Patterson Cos., Inc. *	20,700	524,952
Quest Diagnostics, Inc.	33,572	1,833,703
Tenet Healthcare Corp. *	86,687	342,414
UnitedHealth Group, Inc.	255,918	7,181,059
WellPoint, Inc. *	101,802	5,358,857

		40,435,737

Health Care Technology 0.0%
IMS Health, Inc.	36,374	436,488

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	93,363	2,613,230
Darden Restaurants, Inc.	29,476	954,728
International Game Technology	62,332	1,231,057
Marriott International, Inc., Class A	62,992	1,356,856
McDonald’s Corp.	235,041	12,941,357
Starbucks Corp. *	156,724	2,774,015
Starwood Hotels & Resorts Worldwide, Inc.	39,524	933,162
Wyndham Worldwide Corp.	40,329	562,590
Wynn Resorts Ltd. *(a)	13,000	665,210
Yum! Brands, Inc.	98,162	3,480,824

		27,513,029

Household Durables 0.4%
Black & Decker Corp.	12,865	483,724
Centex Corp. *	27,681	302,000
D.R. Horton, Inc.	58,900	682,651
Fortune Brands, Inc.	32,086	1,269,643
Harman International Industries, Inc.	11,800	291,224
KB Home (a)	16,130	269,210
Leggett & Platt, Inc.	33,801	586,447
Lennar Corp., Class A	31,267	370,201
Newell Rubbermaid, Inc.	58,742	756,010
Pulte Homes, Inc.	45,282	514,856
Snap-on, Inc.	10,970	390,861
Stanley Works (The)	16,680	669,702
Whirlpool Corp.	16,017	914,411

		7,500,940

Household Products 2.5%
Clorox Co.	29,786	1,817,244
Colgate-Palmolive Co.	106,908	7,744,415
Kimberly-Clark Corp.	88,287	5,160,375
Procter & Gamble Co. (The)	621,103	34,477,428

		49,199,462

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) *	142,393	1,821,207
Constellation Energy Group, Inc.	42,186	1,210,738
Dynegy, Inc., Class A *	133,803	268,944

		3,300,889

Industrial Conglomerates 2.1%
3M Co.	148,089	10,443,236
General Electric Co.	2,256,332	30,234,849
Textron, Inc.	53,192	714,901

		41,392,986

Information Technology Services 1.0%
Affiliated Computer Services, Inc., Class A *	20,541	973,849
Automatic Data Processing, Inc.	107,678	4,011,005
Cognizant Technology Solutions Corp., Class A *	62,300	1,843,457
Computer Sciences Corp. *	32,081	1,545,342
Convergys Corp. *	25,582	273,983
Fidelity National Information Services, Inc.	40,300	943,826
Fiserv, Inc. *	33,966	1,610,328
MasterCard, Inc., Class A	15,096	2,929,077
Paychex, Inc.	68,552	1,816,628
Total System Services, Inc.	39,000	572,520
Western Union Co. (The)	151,552	2,649,129

		19,169,144

Insurance 2.3%
Aflac, Inc.	99,813	3,778,920
Allstate Corp. (The)	114,414	3,078,881
American International Group, Inc. (a)	28,831	378,839
Aon Corp.	58,327	2,301,000
Assurant, Inc.	24,900	635,448
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Insurance (continued)
Chubb Corp.	75,062	$3,466,363
Cincinnati Financial Corp.	34,389	830,494
Genworth Financial, Inc., Class A	98,300	678,270
Hartford Financial Services Group, Inc.	70,271	1,158,769
Lincoln National Corp.	59,656	1,264,111
Loews Corp.	77,113	2,314,932
Marsh & McLennan Cos., Inc.	109,993	2,246,057
MBIA, Inc. *(a)	40,276	168,756
MetLife, Inc.	174,479	5,923,562
Principal Financial Group, Inc.	67,207	1,592,806
Progressive Corp. (The) *	144,400	2,249,752
Prudential Financial, Inc.	97,943	4,335,937
Torchmark Corp.	18,031	704,291
Travelers Cos., Inc. (The)	124,715	5,371,475
Unum Group	70,649	1,326,082
XL Capital Ltd., Class A	70,246	989,064

		44,793,809

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	67,900	5,823,104
Expedia, Inc. *	44,400	919,524

		6,742,628

Internet Software & Services 1.7%
Akamai Technologies, Inc. *	36,400	598,416
eBay, Inc. *	229,976	4,886,990
Google, Inc., Class A *	51,170	22,670,869
VeriSign, Inc. *	41,200	842,128
Yahoo!, Inc. *	297,448	4,259,455

		33,257,858

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	58,046	172,397
Hasbro, Inc.	26,721	708,106
Mattel, Inc.	75,823	1,332,968

		2,213,471

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	37,102	1,689,254
Millipore Corp. *	11,725	816,060
PerkinElmer, Inc.	24,996	440,680
Thermo Fisher Scientific, Inc. *	89,276	4,042,417
Waters Corp. *	20,771	1,043,743

		8,032,154

Machinery 1.4%
Caterpillar, Inc.	128,364	5,655,718
Cummins, Inc.	43,000	1,849,430
Danaher Corp.	54,347	3,328,210
Deere & Co.	90,192	3,944,998
Dover Corp.	39,356	1,338,498
Eaton Corp.	35,336	1,834,645
Flowserve Corp.	12,000	969,240
Illinois Tool Works, Inc.	83,194	3,373,517
Manitowoc Co., Inc. (The)	27,800	171,804
PACCAR, Inc.	77,391	2,681,598
Pall Corp.	24,991	751,729
Parker Hannifin Corp.	34,334	1,520,310

		27,419,697

Media 2.4%
CBS Corp., Class B, Non-Voting	143,837	1,178,025
Comcast Corp., Class A	614,462	9,130,905
DIRECTV Group, Inc. (The) *	115,000	2,978,500
Gannett Co., Inc.	48,476	339,332
Interpublic Group of Cos., Inc. *	101,078	526,616
McGraw-Hill Cos., Inc. (The)	67,102	2,103,648
Meredith Corp.	8,035	212,686
New York Times Co. (The), Class A (a)	27,406	215,685
News Corp., Class A	490,700	5,068,931
Omnicom Group, Inc.	66,382	2,256,988
Scripps Networks Interactive, Inc., Class A	18,000	581,040
Time Warner Cable, Inc. *	77,591	2,565,159
Time Warner, Inc.	252,847	6,740,901
Viacom, Inc., Class B *	129,737	3,004,709
Walt Disney Co. (The)	395,740	9,940,989
Washington Post Co. (The), Class B	1,253	565,730

		47,409,844

Metals & Mining 0.9%
AK Steel Holding Corp.	24,900	489,783
Alcoa, Inc.	202,726	2,384,058
Allegheny Technologies, Inc.	20,775	562,587
Freeport-McMoRan Copper & Gold, Inc.	87,814	5,295,184
Newmont Mining Corp.	104,332	4,314,128
Nucor Corp.	66,960	2,977,711
Titanium Metals Corp.	18,100	151,497
United States Steel Corp.	30,631	1,217,583

		17,392,531

Multi-Utility 1.3%
Ameren Corp.	44,756	1,138,145
CenterPoint Energy, Inc.	72,942	878,951
CMS Energy Corp.	49,556	641,255
Consolidated Edison, Inc.	57,926	2,279,967
Dominion Resources, Inc.	122,888	4,153,614
DTE Energy Co.	34,491	1,188,560
Integrys Energy Group, Inc.	16,709	564,430
NiSource, Inc.	60,158	774,835
PG&E Corp.	78,072	3,151,766
Public Service Enterprise Group, Inc.	108,022	3,505,314
SCANA Corp.	24,800	876,680
Sempra Energy	51,481	2,699,149
TECO Energy, Inc.	46,581	628,378
Wisconsin Energy Corp.	24,800	1,065,656
Xcel Energy, Inc.	94,987	1,894,041

		25,440,741

Multiline Retail 0.8%
Big Lots, Inc. *	17,951	413,591
Family Dollar Stores, Inc.	29,906	939,647
J.C. Penney Co., Inc.	50,581	1,525,017
Kohl’s Corp. *	64,997	3,155,604
Macy’s, Inc.	89,852	1,249,841
Nordstrom, Inc. (a)	34,092	901,392
Sears Holdings Corp. *(a)	11,861	786,859
Target Corp.	160,590	7,004,936

		15,976,887

Office Electronics 0.1%
Xerox Corp.	183,054	1,499,212

Oil, Gas & Consumable Fuels 9.7%
Anadarko Petroleum Corp.	105,376	5,079,123
Apache Corp.	71,324	5,987,650
Cabot Oil & Gas Corp.	22,000	772,860
Chesapeake Energy Corp.	119,900	2,570,656
Chevron Corp.	427,143	29,673,624
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	315,756	$13,801,695
CONSOL Energy, Inc.	38,600	1,371,458
Denbury Resources, Inc. *	55,400	919,640
Devon Energy Corp.	94,708	5,501,588
El Paso Corp.	148,413	1,493,035
EOG Resources, Inc.	53,282	3,944,467
Exxon Mobil Corp.	1,039,761	73,188,777
Hess Corp.	60,560	3,342,912
Marathon Oil Corp.	151,024	4,870,524
Massey Energy Co.	19,000	505,400
Murphy Oil Corp.	40,800	2,374,560
Noble Energy, Inc.	36,900	2,255,328
Occidental Petroleum Corp.	172,654	12,317,136
Peabody Energy Corp.	57,000	1,887,270
Pioneer Natural Resources Co.	24,900	710,895
Range Resources Corp.	33,400	1,550,094
Southwestern Energy Co. *	71,300	2,953,959
Spectra Energy Corp.	132,840	2,438,942
Sunoco, Inc.	24,920	615,275
Tesoro Corp.	29,600	387,464
Valero Energy Corp.	118,884	2,139,912
Williams Cos., Inc. (The)	123,738	2,065,187
XTO Energy, Inc.	123,623	4,973,353

		189,692,784

Paper & Forest Products 0.2%
International Paper Co.	91,358	1,718,444
MeadWestvaco Corp.	34,547	673,321
Weyerhaeuser Co.	45,101	1,580,339

		3,972,104

Personal Products 0.2%
Avon Products, Inc.	91,017	2,947,130
Estee Lauder Cos., Inc. (The), Class A	24,400	889,136

		3,836,266

Pharmaceuticals 6.8%
Abbott Laboratories	329,663	14,831,538
Allergan, Inc.	65,632	3,506,718
Bristol-Myers Squibb Co.	422,140	9,177,324
Eli Lilly & Co.	215,691	7,525,459
Forest Laboratories, Inc. *	63,732	1,646,197
Johnson & Johnson	587,125	35,750,041
King Pharmaceuticals, Inc. *	52,223	473,663
Merck & Co., Inc.	449,576	13,491,776
Mylan, Inc. *(a)	65,051	858,023
Pfizer, Inc.	1,438,634	22,917,440
Schering-Plough Corp.	347,027	9,199,686
Watson Pharmaceuticals, Inc. *	22,106	767,741
Wyeth	284,172	13,228,206

		133,373,812

Professional Services 0.1%
Dun & Bradstreet Corp.	11,400	820,686
Equifax, Inc.	26,751	696,863
Monster Worldwide, Inc. *	24,231	315,730
Robert Half International, Inc.	32,906	815,740

		2,649,019

Real Estate Investment Trusts 0.9%
Apartment Investment & Management Co., Class A	27,016	253,410
AvalonBay Communities, Inc.	17,196	1,000,807
Boston Properties, Inc.	29,400	1,555,260
Equity Residential	58,211	1,397,064
HCP, Inc.	58,400	1,504,384
Health Care REIT, Inc.	23,800	953,428
Host Hotels & Resorts, Inc.	127,200	1,154,976
Kimco Realty Corp.	65,900	648,456
Plum Creek Timber Co., Inc. (a)	35,361	1,106,092
ProLogis	92,951	817,040
Public Storage	26,800	1,944,876
Simon Property Group, Inc.	58,935	3,283,858
Ventas, Inc.	31,300	1,104,890
Vornado Realty Trust	33,643	1,716,466

		18,441,007

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	47,500	517,750

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	59,352	4,664,474
CSX Corp.	85,112	3,414,693
Norfolk Southern Corp.	78,237	3,383,750
Ryder System, Inc.	12,205	428,762
Union Pacific Corp.	107,332	6,173,737

		18,065,416

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *(a)	129,242	473,026
Altera Corp.	62,982	1,177,134
Analog Devices, Inc.	62,157	1,701,237
Applied Materials, Inc.	283,719	3,915,322
Broadcom Corp., Class A *	92,696	2,616,808
Intel Corp.	1,190,038	22,908,231
KLA-Tencor Corp.	36,321	1,157,913
Linear Technology Corp.	47,867	1,286,186
LSI Corp. *	127,782	661,911
MEMC Electronic Materials, Inc. *	47,800	842,236
Microchip Technology, Inc.	38,900	1,047,577
Micron Technology, Inc. *	169,868	1,085,457
National Semiconductor Corp.	43,177	650,246
Novellus Systems, Inc. *	20,921	409,424
NVIDIA Corp. *	114,633	1,482,205
Teradyne, Inc. *	36,101	284,476
Texas Instruments, Inc.	273,959	6,588,714
Xilinx, Inc.	58,522	1,269,342

		49,557,445

Software 3.9%
Adobe Systems, Inc. *	112,242	3,638,886
Autodesk, Inc. *	48,362	1,054,775
BMC Software, Inc. *	39,656	1,349,494
CA, Inc.	84,138	1,778,677
Citrix Systems, Inc. *	38,471	1,369,568
Compuware Corp. *	53,507	392,206
Electronic Arts, Inc. *	68,707	1,475,139
Intuit, Inc. *	68,562	2,036,291
McAfee, Inc. *	33,000	1,471,140
Microsoft Corp.	1,630,689	38,353,805
Novell, Inc. *	67,972	311,312
Oracle Corp.	807,038	17,859,751
Red Hat, Inc. *	42,800	977,124
Salesforce.com, Inc. *	22,500	975,150
Symantec Corp. *	176,674	2,637,743

		75,681,061

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	18,600	$531,774
AutoNation, Inc. *(a)	26,180	541,402
AutoZone, Inc. *	8,110	1,245,453
Bed Bath & Beyond, Inc. *	55,402	1,925,220
Best Buy Co., Inc.	72,315	2,702,412
GameStop Corp., Class A *	35,000	766,150
Gap, Inc. (The)	99,540	1,624,493
Home Depot, Inc.	361,667	9,381,642
Lowe’s Cos., Inc.	312,598	7,020,951
Ltd. Brands, Inc.	59,828	774,174
O’Reilly Automotive, Inc. *	29,800	1,211,668
Office Depot, Inc. *	54,162	246,437
RadioShack Corp.	29,271	453,993
Sherwin-Williams Co. (The)	20,986	1,211,942
Staples, Inc.	152,272	3,200,757
Tiffany & Co.	26,186	781,128
TJX Cos., Inc.	88,868	3,219,688

		36,839,284

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	69,100	2,044,669
Nike, Inc., Class B	81,572	4,620,238
Polo Ralph Lauren Corp.	12,100	762,905
VF Corp.	18,606	1,203,622

		8,631,434

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	111,500	1,567,690
People’s United Financial, Inc.	74,300	1,207,375

		2,775,065

Tobacco 1.6%
Altria Group, Inc.	440,743	7,726,225
Lorillard, Inc.	35,900	2,646,548
Philip Morris International, Inc.	420,143	19,578,664
Reynolds American, Inc.	35,790	1,557,223

		31,508,660

Trading Companies & Distributors 0.1%
Fastenal Co. (a)	27,600	981,732
W.W. Grainger, Inc.	13,725	1,234,015

		2,215,747

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	84,700	2,887,423
MetroPCS Communications, Inc. *	57,300	679,005
Sprint Nextel Corp. *	604,214	2,416,856

		5,983,284

Total Common Stocks (cost $2,215,412,171)		1,845,420,543

	Principal	Market
	Amount	Value
Repurchase Agreements 6.3%
Morgan Stanley, 0.20%, dated 07/31/09, due 08/03/09, repurchase price $9,821,213, collateralized by U.S. Government Agency Mortgages ranging 4.50% - 6.50%, maturing 12/01/17 - 08/01/39; total market value of $10,017,470 (b)	$9,821,049	9,821,049
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $113,995,449, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $116,273,517.	$113,993,644	$113,993,644

Total Repurchase Agreements (cost $123,814,693)		123,814,693

Total Investments (cost $2,339,226,864) (d) — 100.4%		1,969,235,236

Liabilities in excess of other assets — (0.4)%		(6,945,263)

NET ASSETS — 100.0%		$1,962,289,973

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at July 31, 2009. The total value of securities on loan at July 31, 2009 was 9,514,330.

(b)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2009 was $9,821,049.

(c)	Fair Valued Security.

(d)	At July 31, 2009, the tax basis cost of the fund’s investments was $2,373,985,004, tax unrealized appreciation and depreciation were $115,890,490 and $(520,640,258) respectively.

LLC	Limited Liability Company

Ltd	Limited

REIT	Real Estate Investment Trust
At July 31, 2009, the Fund’s open futures contracts were as follows (See Note 2 to Statement of Investments):

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

473	S&P 500 Futures	09/17/09	$116,405,300	$6,133,054
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks 95.2%
Aerospace & Defense 1.7%
AAR Corp. *	16,768	$320,772
Aerovironment, Inc. *	5,600	159,264
American Science & Engineering, Inc.	3,930	274,118
Applied Signal Technology, Inc.	5,000	125,000
Argon ST, Inc. *	5,840	111,602
Ascent Solar Technologies, Inc. *(a)	6,300	47,817
Astronics Corp. *	3,700	40,515
Axsys Technologies, Inc. *	4,200	225,414
Ceradyne, Inc. *	11,140	201,077
Cubic Corp.	6,746	264,173
Curtiss-Wright Corp.	19,548	645,670
DigitalGlobe, Inc. *	6,200	112,840
Ducommun, Inc.	4,500	77,760
Dyncorp International, Inc., Class A *	10,500	213,255
Esterline Technologies Corp. *	13,061	371,324
Gencorp, Inc. *	23,674	61,552
HEICO Corp.	10,048	371,073
Herley Industries, Inc. *	5,800	70,644
Hexcel Corp. *	41,575	424,481
Ladish Co., Inc. *	6,900	75,900
LMI Aerospace, Inc. *	3,600	32,760
Moog, Inc., Class A *	18,363	495,066
Orbital Sciences Corp. *	24,822	336,090
Stanley, Inc. *	5,200	159,848
Taser International, Inc. *	26,816	140,516
Teledyne Technologies, Inc. *	15,563	509,377
Todd Shipyards Corp.	2,900	48,430
Triumph Group, Inc.	7,205	287,768

		6,204,106

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. *	24,100	80,253
Atlas Air Worldwide Holdings, Inc. *	7,600	189,696
Dynamex, Inc. *	3,760	58,543
Forward Air Corp.	12,591	291,230
HUB Group, Inc., Class A *	16,115	346,311
Pacer International, Inc.	15,124	37,508

		1,003,541

Airlines 0.7%
AirTran Holdings, Inc. *	52,919	383,134
Alaska Air Group, Inc. *	16,088	370,989
Allegiant Travel Co. *(a)	6,300	272,853
Hawaiian Holdings, Inc. *	21,700	138,663
JetBlue Airways Corp. *	99,400	507,934
Republic Airways Holdings, Inc. *	14,900	76,288
SkyWest, Inc.	24,758	313,931
UAL Corp. *(a)	59,400	244,728
US Airways Group, Inc. *(a)	54,400	159,392

		2,467,912

Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.	12,145	26,719
Amerigon, Inc. *	9,300	78,213
ArvinMeritor, Inc.	31,879	230,804
China Automotive Systems, Inc. *	2,800	19,852
Cooper Tire & Rubber Co.	25,568	377,384
Dana Holding Corp. *	39,500	138,645
Dorman Products, Inc. *	4,600	75,302
Drew Industries, Inc. *	7,998	153,481
Exide Technologies *	20,300	98,861
Fuel Systems Solutions, Inc. *(a)	5,400	135,432
Hawk Corp., Class A *	2,600	37,050
Modine Manufacturing Co.	14,340	109,701
Raser Technologies, Inc. *(a)	22,000	49,280
Spartan Motors, Inc.	13,900	97,300
Standard Motor Products, Inc.	7,600	84,892
Stoneridge, Inc. *	6,400	28,416
Superior Industries International, Inc.	9,985	157,563
Tenneco, Inc. *	20,470	331,000
Wonder Auto Technology, Inc. *	6,300	70,749

		2,300,644

Automobiles 0.0%
Winnebago Industries	12,453	131,006

Beverages 0.1%
Boston Beer Co., Inc., Class A *	3,855	120,238
Coca-Cola Bottling Co. Consolidated	1,800	101,736
Heckmann Corp. *	36,000	129,600
National Beverage Corp. *	4,332	46,222

		397,796

Biotechnology 4.1%
Acorda Therapeutics, Inc. *	16,400	414,264
Affymax, Inc. *	5,400	103,194
Alkermes, Inc. *	40,957	422,676
Allos Therapeutics, Inc. *	27,700	223,539
Alnylam Pharmaceuticals, Inc. *(a)	15,600	363,012
Amicus Therapeutics, Inc. *(a)	6,500	74,035
Arena Pharmaceuticals, Inc. *	37,800	192,780
ARIAD Pharmaceuticals, Inc. *	37,614	72,595
Arqule, Inc. *	16,800	102,816
Array BioPharma, Inc. *	20,500	77,900
AVI BioPharma, Inc. *(a)	36,800	84,640
BioCryst Pharmaceuticals, Inc. *(a)	10,500	96,600
Cardium Therapeutics, Inc. *(a)	19,700	40,385
Celera Corp. *	36,273	217,638
Cell Therapeutics, Inc. *(a)	223,700	331,076
Celldex Therapeutics, Inc. *	3,900	29,640
Cepheid, Inc. *	25,690	271,543
Chelsea Therapeutics International Ltd. *	9,700	48,015
Clinical Data, Inc. *(a)	5,000	74,050
Cubist Pharmaceuticals, Inc. *	25,020	497,147
Curis, Inc. *	25,200	35,280
Cytokinetics, Inc. *	17,200	50,912
Cytori Therapeutics, Inc. *	11,700	38,610
Dyax Corp. *	26,000	98,540
Emergent Biosolutions, Inc. *	6,800	97,648
Enzon Pharmaceuticals, Inc. *	19,605	159,389
Facet Biotech Corp. *	10,260	90,493
Genomic Health, Inc. *	6,000	101,160
Geron Corp. *(a)	38,617	309,708
GTx, Inc. *	7,900	83,108
Halozyme Therapeutics, Inc. *	27,600	194,856
Hemispherx Biopharma, Inc. *(a)	50,100	105,210
Human Genome Sciences, Inc. *	58,465	836,050
Idenix Pharmaceuticals, Inc. *	10,815	41,097
Idera Pharmaceuticals, Inc. *(a)	9,300	59,985
ImmunoGen, Inc. *	22,200	192,918
Immunomedics, Inc. *	27,300	113,022
Incyte Corp Ltd. *	32,229	167,591
Infinity Pharmaceuticals, Inc. *	7,100	57,368
Insmed, Inc. *	52,800	52,272
InterMune, Inc. *	16,283	248,804
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Isis Pharmaceuticals, Inc. *	40,280	$736,318
Lexicon Pharmaceuticals, Inc. *	34,700	46,151
Ligand Pharmaceuticals, Inc., Class B *	50,900	144,047
MannKind Corp. *(a)	22,500	180,225
Martek Biosciences Corp.	14,405	335,060
Maxygen, Inc. *	10,509	83,967
Medarex, Inc. *	55,742	884,626
Medivation, Inc. *(a)	12,300	304,425
Metabolix, Inc. *	8,100	75,006
Micromet, Inc. *	17,700	113,811
Molecular Insight Pharmaceuticals, Inc. *(a)	7,400	45,806
Momenta Pharmaceuticals, Inc. *	15,800	171,430
Myriad Pharmaceuticals, Inc. *	10,247	49,903
Nabi Biopharmaceuticals *	22,251	57,185
Nanosphere, Inc. *	4,500	31,770
Neurocrine Biosciences, Inc. *	16,935	54,023
NeurogesX, Inc. *	5,300	41,764
Novavax, Inc. *(a)	24,300	105,462
NPS Pharmaceuticals, Inc. *	20,600	80,134
OncoGenex Pharmaceutical, Inc. *(a)	2,000	58,360
Onyx Pharmaceuticals, Inc. *	24,910	894,767
Opko Health, Inc. *(a)	20,000	45,400
Orexigen Therapeutics, Inc. *(a)	8,600	70,348
Osiris Therapeutics, Inc. *(a)	7,700	93,709
OXiGENE, Inc. *	14,200	21,300
PDL BioPharma, Inc.	52,700	433,721
Pharmasset, Inc. *	8,700	133,893
Poniard Pharmaceuticals, Inc. *	11,100	80,031
Progenics Pharmaceuticals, Inc. *	11,600	65,888
Protalix BioTherapeutics, Inc. *	16,250	112,938
Regeneron Pharmaceuticals, Inc. *	27,177	582,675
Repligen Corp. *	13,000	69,810
Rigel Pharmaceuticals, Inc. *	15,874	132,231
Sangamo BioSciences, Inc. *(a)	19,000	108,300
Savient Pharmaceuticals, Inc. *(a)	25,452	396,797
SciClone Pharmaceuticals, Inc. *	18,000	63,000
Seattle Genetics, Inc. *	30,700	369,935
SIGA Technologies, Inc. *	10,800	84,024
Spectrum Pharmaceuticals, Inc. *	15,100	101,170
StemCells, Inc. *	42,700	72,163
Synta Pharmaceuticals Corp. *	7,100	18,673
Theravance, Inc. *	23,100	348,810
Vanda Pharmaceuticals, Inc. *	11,700	177,840
Vical, Inc. *	13,000	46,410
Zymogenetics, Inc. *	15,954	89,342

		15,084,214

Building Products 0.6%
AAON, Inc.	5,450	106,875
American Woodmark Corp.	4,535	106,300
Ameron International Corp.	4,000	298,080
Apogee Enterprises, Inc.	12,250	178,605
Builders FirstSource, Inc. *(a)	6,800	39,848
Gibraltar Industries, Inc.	11,678	90,738
Griffon Corp. *	18,124	174,715
Insteel Industries, Inc.	7,300	74,387
NCI Building Systems, Inc. *(a)	8,494	33,466
Quanex Building Products Corp.	16,375	194,699
Simpson Manufacturing Co., Inc.	16,518	469,111
Trex Co., Inc. *	6,700	109,545
Universal Forest Products, Inc.	8,006	357,388

		2,233,757

Capital Markets 2.3%
Allied Capital Corp.	78,800	314,412
American Capital Ltd. (a)	95,100	343,311
Apollo Investment Corp.	61,682	439,176
Ares Capital Corp.	42,749	386,023
BGC Partners, Inc., Class A	21,511	98,305
BlackRock Kelso Capital Corp.	5,386	45,458
Broadpoint Gleacher Securities, Inc. *	17,800	110,894
Calamos Asset Management, Inc., Class A	8,600	118,336
Capital Southwest Corp.	1,315	107,922
Cohen & Steers, Inc.	7,450	136,111
Diamond Hill Investment Group, Inc.	900	50,976
Duff & Phelps Corp., Class A	7,300	132,349
E*Trade Financial Corp. *(a)	399,000	598,500
Epoch Holding Corp.	4,700	45,402
Evercore Partners, Inc., Class A	4,300	84,581
FBR Capital Markets Corp. *	6,300	32,256
FCStone Group, Inc. *	13,100	73,229
GAMCO Investors, Inc., Class A	3,168	144,619
GFI Group, Inc.	28,140	181,503
Gladstone Capital Corp.	9,028	90,461
Gladstone Investment Corp.	9,200	49,404
Harris & Harris Group, Inc. *(a)	10,900	70,632
Hercules Technology Growth Capital, Inc.	14,839	145,274
International Assets Holding Corp. *	2,000	35,600
JMP Group, Inc.	7,100	62,977
Kayne Anderson Energy Development Co.	4,400	59,752
KBW, Inc. *	15,300	446,607
Knight Capital Group, Inc., Class A *	39,175	727,480
Kohlberg Capital Corp.	7,500	44,625
LaBranche & Co., Inc. *	23,206	87,951
Main Street Capital Corp. (a)	3,500	45,605
MCG Capital Corp. *	31,698	108,724
MF Global Ltd. *(a)	42,900	273,702
MVC Capital, Inc.	9,400	86,574
NGP Capital Resources Co.	9,263	58,635
Oppenheimer Holdings, Inc., Class A	4,400	123,244
optionsXpress Holdings, Inc.	18,300	330,681
PennantPark Investment Corp.	8,819	73,021
Penson Worldwide, Inc. *	9,000	105,030
Piper Jaffray Cos. *	8,679	398,019
Prospect Capital Corp.	19,400	194,000
Pzena Investment Management, Inc., Class A	2,300	16,629
Riskmetrics Group, Inc. *	9,100	165,984
Safeguard Scientifics, Inc. *	46,700	84,527
Sanders Morris Harris Group, Inc.	8,053	46,949
Stifel Financial Corp. *	12,049	601,607
Teton Advisors, Inc. *(b)	46	0
Thomas Weisel Partners Group, Inc. *	8,530	36,252
TICC Capital Corp.	12,900	61,791
TradeStation Group, Inc. *	14,000	104,860
Triangle Capital Corp. (a)	3,700	40,552
US Global Investors, Inc., Class A	5,400	67,176
Virtus Investment Partners, Inc. *	2,483	39,356
Westwood Holdings Group, Inc.	2,200	85,888

		8,412,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Chemicals 1.9%
A. Schulman, Inc.	9,708	$206,877
American Vanguard Corp.	8,033	69,566
Arch Chemicals, Inc.	11,150	296,033
Balchem Corp.	7,965	221,029
Calgon Carbon Corp. *	23,648	299,620
China Green Agriculture, Inc. *(a)	3,100	36,084
Ferro Corp.	18,817	93,521
GenTek, Inc. *	3,700	87,801
H.B. Fuller Co.	21,400	431,424
Hawkins, Inc.	3,600	67,536
ICO, Inc. *	11,600	47,908
Innophos Holdings, Inc.	7,800	146,484
Innospec, Inc.	10,244	122,313
Koppers Holdings, Inc.	8,900	248,399
Landec Corp. *	11,500	72,680
LSB Industries, Inc. *	7,400	131,424
Minerals Technologies, Inc.	8,135	353,628
NewMarket Corp.	4,275	323,404
NL Industries, Inc.	2,928	19,998
Olin Corp.	33,498	461,937
OM Group, Inc. *	13,500	454,410
Omnova Solutions, Inc. *	16,900	94,809
PolyOne Corp. *	40,088	171,978
Quaker Chemical Corp.	4,700	84,600
Rockwood Holdings, Inc. *	21,100	378,112
Sensient Technologies Corp.	21,154	532,869
ShengdaTech, Inc. *(a)	12,200	63,318
Solutia, Inc. *	39,900	356,706
Spartech Corp.	13,188	164,850
Stepan Co.	3,300	147,774
W.R. Grace & Co. *	31,300	520,519
Westlake Chemical Corp. (a)	8,300	207,417
Zep, Inc.	9,313	149,753
Zoltek Cos., Inc. *(a)	12,000	119,040

		7,183,821

Commercial Banks 5.9%
1st Source Corp.	6,240	103,022
Alliance Financial Corp.	1,700	48,263
American National Bankshares, Inc. (a)	3,100	71,269
Ameris Bancorp	5,728	37,117
Ames National Corp. (a)	2,700	70,524
Arrow Financial Corp.	3,900	109,317
Auburn National Bancorp, Inc.	1,300	31,915
Bancfirst Corp.	2,600	93,158
Banco Latinoamericano de Comercio Exterior SA	11,900	153,153
Bancorp Rhode Island, Inc.	2,000	44,200
Bancorp, Inc. *	4,300	30,917
Bank of Kentucky Financial Corp. (The) (a)	1,600	45,600
Bank of Marin Bancorp	2,500	79,750
Bank of the Ozarks, Inc.	5,416	136,916
Banner Corp. (a)	6,787	27,216
Bar Harbor Bankshares	1,500	52,950
Boston Private Financial Holdings, Inc.	30,465	139,530
Bridge Bancorp, Inc. (a)	3,000	85,230
Bryn Mawr Bank Corp.	2,900	53,157
Camden National Corp.	3,300	110,781
Cape Bancorp, Inc. *(a)	4,700	41,689
Capital City Bank Group, Inc. (a)	5,037	80,390
Cardinal Financial Corp.	12,200	95,038
Cathay General Bancorp (a)	21,513	196,199
Center Bancorp, Inc.	4,400	39,644
Centerstate Banks of Florida, Inc.	3,800	26,562
Central Pacific Financial Corp.	12,305	26,702
Century Bancorp, Inc., Class A	1,900	41,021
Chemical Financial Corp.	8,771	190,594
Chicopee Bancorp, Inc. *	2,500	32,650
Citizens & Northern Corp. (a)	3,900	80,886
Citizens Holding Co. (a)	1,600	46,128
Citizens Republic Bancorp, Inc. *	53,801	30,667
City Holding Co.	6,962	224,316
CNB Financial Corp. (a)	3,500	61,950
CoBiz Financial, Inc.	10,074	45,434
Colonial BancGroup, Inc. (The) *(a)	87,900	53,619
Columbia Banking System, Inc.	7,909	96,015
Community Bank System, Inc.	14,209	257,609
Community Trust Bancorp, Inc.	6,611	179,489
CVB Financial Corp. (a)	34,740	261,940
Eagle Bancorp, Inc. *	5,100	45,441
East West Bancorp, Inc.	38,200	337,688
Enterprise Bancorp, Inc. (a)	1,900	27,531
Enterprise Financial Services Corp.	4,700	50,713
Farmers Capital Bank Corp.	2,800	57,736
Financial Institutions, Inc.	4,700	69,372
First Bancorp, Inc.	3,700	72,409
First Bancorp, North Carolina	5,964	108,604
First Bancorp, Puerto Rico (a)	35,910	111,321
First Busey Corp. (a)	10,750	67,187
First California Financial Group, Inc. *	3,200	18,144
First Commonwealth Financial Corp.	36,466	243,228
First Community Bancshares, Inc.	5,120	69,632
First Financial Bancorp	16,246	140,365
First Financial Bankshares, Inc.	9,218	485,512
First Financial Corp.	5,394	175,251
First Merchants Corp.	9,155	72,416
First Midwest Bancorp, Inc.	21,052	175,995
First of Long Island Corp. (The)	2,200	56,364
First South Bancorp, Inc. (a)	3,360	43,344
FirstMerit Corp.	35,450	662,206
FNB Corp.	47,223	366,450
German American Bancorp, Inc. (a)	5,400	97,146
Glacier Bancorp, Inc.	26,463	412,029
Great Southern Bancorp, Inc. (a)	4,600	96,600
Guaranty Bancorp *	22,600	40,454
Hampton Roads Bankshares, Inc. (a)	8,900	45,835
Hancock Holding Co.	10,092	407,616
Harleysville National Corp.	18,675	102,339
Heartland Financial USA, Inc. (a)	5,450	91,778
Heritage Financial Corp.	2,100	26,985
Home Bancorp, Inc. *	3,600	44,748
Home Bancshares, Inc.	6,456	140,483
IBERIABANK Corp.	8,425	394,627
Independent Bank Corp.	8,810	187,917
International Bancshares Corp. (a)	23,120	304,722
Investors Bancorp, Inc. *	19,500	192,855
Lakeland Bancorp, Inc.	8,336	75,357
Lakeland Financial Corp.	5,100	99,858
MainSource Financial Group, Inc.	8,702	58,390
MB Financial, Inc.	15,281	210,114
Merchants Bancshares, Inc.	1,900	47,101
Metro Bancorp, Inc. *	2,100	38,199
MidSouth Bancorp, Inc. (a)	2,300	38,640
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Nara Bancorp, Inc.	9,754	$57,549
National Bankshares, Inc. (a)	3,300	87,450
National Penn Bancshares, Inc.	35,671	177,642
NBT Bancorp, Inc.	14,774	338,916
Northfield Bancorp, Inc.	8,100	96,957
Northrim BanCorp, Inc.	2,500	36,750
Norwood Financial Corp.	1,100	35,596
Ohio Valley Banc Corp.	1,600	47,136
Old National Bancorp	28,840	325,892
Old Point Financial Corp.	1,300	22,893
Old Second Bancorp, Inc. (a)	5,884	29,773
Oriental Financial Group, Inc.	10,504	148,211
Orrstown Financial Services, Inc. (a)	2,400	88,632
Pacific Capital Bancorp NA	20,211	42,847
Pacific Continental Corp.	5,100	54,213
PacWest Bancorp	10,217	164,289
Park National Corp. (a)	4,741	302,239
Peapack Gladstone Financial Corp.	3,780	71,896
Penns Woods Bancorp, Inc.	1,900	64,277
Peoples Bancorp, Inc.	4,435	81,205
Peoples Financial Corp.	2,100	43,092
Pinnacle Financial Partners, Inc. *	13,400	209,040
Porter Bancorp, Inc.	900	15,102
PremierWest Bancorp (a)	8,705	30,903
PrivateBancorp, Inc.	15,402	382,432
Prosperity Bancshares, Inc.	19,870	665,844
Renasant Corp.	9,093	135,395
Republic Bancorp, Inc., Class A (a)	3,968	95,668
Republic First Bancorp, Inc. *	3,900	27,573
S&T Bancorp, Inc. (a)	10,201	139,856
Sandy Spring Bancorp, Inc.	7,056	114,307
Santander BanCorp. *	1,842	11,162
SCBT Financial Corp.	4,849	124,571
Shore Bancshares, Inc.	3,500	68,390
Sierra Bancorp (a)	3,200	44,384
Signature Bank *	15,213	448,479
Simmons First National Corp., Class A	5,943	178,171
Smithtown Bancorp, Inc.	6,838	79,047
South Financial Group, Inc. (The)	62,200	100,142
Southside Bancshares, Inc.	5,387	121,962
Southwest Bancorp, Inc.	6,100	61,427
State Bancorp, Inc.	6,000	52,920
StellarOne Corp.	9,800	144,452
Sterling Bancorp	7,826	63,156
Sterling Bancshares, Inc.	35,742	288,438
Sterling Financial Corp.	22,824	63,679
Suffolk Bancorp	4,183	123,398
Sun Bancorp, Inc. *	5,991	26,780
Susquehanna Bancshares, Inc.	37,433	196,898
SVB Financial Group *	13,845	488,036
SY Bancorp, Inc. (a)	4,630	113,805
Texas Capital Bancshares, Inc. *	15,920	264,431
Tompkins Financial Corp.	3,762	167,334
Tower Bancorp, Inc. (a)	1,400	47,460
TowneBank (a)	9,100	120,666
Trico Bancshares	5,924	98,516
Trustmark Corp.	24,720	491,928
UCBH Holdings, Inc. (a)	50,075	60,591
UMB Financial Corp.	13,870	578,656
Umpqua Holdings Corp. (a)	26,078	252,957
Union Bankshares Corp. (a)	5,595	86,834
United Bankshares, Inc. (a)	16,865	341,685
United Community Banks, Inc. *(a)	18,532	124,720
United Security Bancshares, Inc. (a)	3,000	71,070
Univest Corp. of Pennsylvania	5,380	139,181
Washington Banking Co.	4,900	44,198
Washington Trust Bancorp, Inc.	6,040	109,686
Webster Financial Corp.	23,600	266,916
WesBanco, Inc.	9,500	158,365
West Bancorp, Inc.	7,200	42,624
Westamerica Bancorp (a)	12,612	659,103
Western Alliance Bancorp *	20,700	143,451
Wilber Corp. (The)	3,200	36,480
Wilshire Bancorp, Inc.	7,996	58,851
Wintrust Financial Corp.	10,397	271,882
Yadkin Valley Financial Corp.	7,000	48,160

		21,861,846

Commercial Services & Supplies 2.5%
ABM Industries, Inc.	19,778	416,722
ACCO Brands Corp. *	23,400	102,258
American Ecology Corp.	8,200	133,906
American Reprographics Co. *	15,800	136,670
AMREP Corp. *	600	7,554
APAC Customer Services, Inc. *	10,400	51,792
ATC Technology Corp. *	8,836	184,849
Bowne & Co., Inc.	11,895	95,520
Cenveo, Inc. *	20,950	101,189
Clean Harbors, Inc. *	9,000	469,530
Comfort Systems USA, Inc.	17,075	201,144
Consolidated Graphics, Inc. *	4,214	77,116
Cornell Cos., Inc. *	4,800	82,224
Courier Corp.	4,350	71,949
Deluxe Corp.	22,200	347,430
EnergySolutions, Inc.	32,600	280,686
EnerNOC, Inc. *(a)	5,000	153,400
Ennis, Inc.	11,000	162,030
Fuel Tech, Inc. *	8,100	72,576
G&K Services, Inc.	8,122	184,532
Geo Group, Inc. (The) *	22,144	398,149
GeoEye, Inc. *	8,000	198,400
Healthcare Services Group, Inc.	18,750	350,063
Heritage-Crystal Clean, Inc. *	800	9,744
Herman Miller, Inc.	23,900	396,979
HNI Corp. (a)	19,500	434,460
ICT Group, Inc. *	3,700	38,184
Innerworkings, Inc. *	9,900	51,183
Interface, Inc., Class A	22,555	156,532
Kimball International, Inc., Class B	13,748	93,486
Knoll, Inc.	20,600	201,674
M&F Worldwide Corp. *	5,000	99,450
McGrath Rentcorp	10,306	198,081
Metalico, Inc. *(a)	11,700	53,118
Mine Safety Appliances Co.	11,287	317,052
Mobile Mini, Inc. *	15,729	254,495
Multi-Color Corp.	4,450	69,509
North American Galvanizing & Coating, Inc. *	4,900	24,500
Perma-Fix Environmental Services, Inc. *	25,600	66,816
Rollins, Inc.	18,991	348,105
Schawk, Inc.	6,245	45,214
Standard Parking Corp. *	3,200	54,048
Standard Register Co. (The)	7,151	25,315
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
Steelcase, Inc.	30,300	$221,796
SYKES Enterprises, Inc. *	15,067	299,833
Team, Inc. *	8,200	119,392
TETRA Tech, Inc. *	26,007	783,331
United Stationers, Inc. *	10,301	478,172
Viad Corp.	8,885	157,442
Waste Services, Inc. *	6,599	31,543

		9,309,143

Communications Equipment 3.3%
3Com Corp. *	170,090	641,239
Acme Packet, Inc. *	17,400	174,696
ADC Telecommunications, Inc. *	42,600	310,128
ADTRAN, Inc.	23,105	558,217
Airvana, Inc. *	9,000	55,890
Anaren, Inc. *	6,293	113,148
Arris Group, Inc. *	53,775	654,980
Aruba Networks, Inc. *	25,900	229,992
Avocent Corp. *	19,200	297,792
Bel Fuse, Inc., Class B	4,449	81,773
BigBand Networks, Inc. *	14,200	77,958
Black Box Corp.	7,577	208,140
Blue Coat Systems, Inc. *	16,890	315,674
Cogo Group, Inc. *	10,183	66,597
Communications Systems, Inc.	2,300	27,485
Comtech Telecommunications Corp. *	12,370	394,232
DG FastChannel, Inc. *	7,800	163,722
Digi International, Inc. *	10,700	109,247
EMCORE Corp. *(a)	33,000	41,580
EMS Technologies, Inc. *	6,700	147,400
Emulex Corp. *	35,940	328,132
Extreme Networks *	38,462	87,309
Globecomm Systems, Inc. *	9,000	71,460
Harmonic, Inc. *	41,484	287,484
Harris Stratex Networks, Inc., Class A *	24,650	171,071
Hughes Communications, Inc. *	3,700	96,200
Infinera Corp. *	35,700	241,689
InterDigital, Inc. *	19,250	569,993
IXIA *	12,536	94,521
KVH Industries, Inc. *	5,600	45,528
Loral Space & Communications, Inc. *	4,697	98,308
Netgear, Inc. *	15,030	255,660
Network Equipment Technologies, Inc. *	11,800	67,260
Oplink Communications, Inc. *	8,556	108,832
Opnext, Inc. *	11,600	23,548
Palm, Inc. *(a)	60,185	946,710
ParkerVision, Inc. *(a)	12,600	38,430
PC-Tel, Inc. *	8,200	54,858
Plantronics, Inc.	21,041	498,041
Polycom, Inc. *	35,500	843,125
Powerwave Technologies, Inc. *	53,605	67,542
Riverbed Technology, Inc. *	23,500	470,235
Seachange International, Inc. *	13,200	120,780
ShoreTel, Inc. *	18,000	155,160
Sonus Networks, Inc. *	89,450	169,955
Starent Networks Corp. *	16,800	402,864
Sycamore Networks, Inc. *	85,718	291,441
Symmetricom, Inc. *	19,085	123,671
Tekelec *	28,710	527,977
UTStarcom, Inc. *	46,725	79,900
ViaSat, Inc. *	11,123	300,321

		12,307,895

Computers & Peripherals 0.8%
3PAR, Inc. *	11,300	108,367
Actividentity Corp. *	18,400	46,368
Adaptec, Inc. *	52,830	140,528
Avid Technology, Inc. *	12,900	158,025
Compellent Technologies, Inc. *	7,700	122,353
Cray, Inc. *	14,100	114,492
Electronics for Imaging, Inc. *	22,033	251,176
Imation Corp.	12,900	117,132
Immersion Corp. *	12,100	51,062
Intermec, Inc. *	26,891	366,793
Intevac, Inc. *	9,500	109,345
Isilon Systems, Inc. *	10,600	55,226
Netezza Corp. *	20,000	180,800
Novatel Wireless, Inc. *	13,504	128,018
Quantum Corp. *	84,102	77,374
Rimage Corp. *	4,000	66,680
Silicon Graphics International Corp. *	12,745	63,980
STEC, Inc. *(a)	10,300	351,127
Stratasys, Inc. *(a)	8,800	138,864
Super Micro Computer, Inc. *	9,800	77,812
Synaptics, Inc. *(a)	14,435	346,007

		3,071,529

Construction & Engineering 0.9%
Argan, Inc. *	2,900	42,920
Dycom Industries, Inc. *	17,096	217,632
EMCOR Group, Inc. *	28,620	690,315
Furmanite Corp. *	15,600	70,980
Granite Construction, Inc.	15,105	511,757
Great Lakes Dredge & Dock Corp.	16,600	96,114
Insituform Technologies, Inc., Class A *	16,882	310,629
Integrated Electrical Services, Inc. *	3,200	29,280
Layne Christensen Co. *	8,440	200,281
MasTec, Inc. *	22,346	231,281
Michael Baker Corp. *	3,500	149,275
MYR Group, Inc. *	7,300	131,546
Northwest Pipe Co. *	4,000	139,120
Orion Marine Group, Inc. *	9,400	210,184
Pike Electric Corp. *	7,200	75,816
Primoris Services Corp.	3,000	23,160
Sterling Construction Co., Inc. *	6,000	95,580
Tutor Perini Corp. *	10,883	200,791

		3,426,661

Construction Materials 0.1%
Headwaters, Inc. *(a)	17,944	55,088
Texas Industries, Inc. (a)	9,858	448,539
U.S. Concrete, Inc. *	14,400	28,224
United States Lime & Minerals, Inc. *	700	27,433

		559,284

Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	18,280	100,906
Cardtronics, Inc. *	5,600	23,576
Cash America International, Inc.	12,854	343,587
CompuCredit Holdings Corp. *	7,051	21,083
Credit Acceptance Corp. *(a)	2,468	65,377
Dollar Financial Corp. *	10,300	161,710
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Consumer Finance (continued)
EZCORP, Inc., Class A *	19,600	$247,940
First Cash Financial Services, Inc. *	9,805	184,334
First Marblehead Corp. (The) *	26,800	49,044
Nelnet, Inc., Class A *	8,800	125,752
QC Holdings, Inc.	2,400	12,768
Rewards Network, Inc. *	3,200	43,168
World Acceptance Corp. *(a)	6,534	154,986

		1,534,231

Containers & Packaging 0.5%
AEP Industries, Inc. *	2,200	70,202
Boise, Inc. *	12,100	28,798
BWAY Holding Co. *	3,300	52,470
Graphic Packaging Holding Co. *	45,600	97,128
Myers Industries, Inc.	14,300	140,712
Rock-Tenn Co., Class A	16,733	752,316
Silgan Holdings, Inc.	11,196	562,711

		1,704,337

Distributors 0.0%
Audiovox Corp., Class A *	7,488	59,080
Core-Mark Holding Co., Inc. *	4,100	110,126

		169,206

Diversified Consumer Services 1.2%
American Public Education, Inc. *	7,800	275,886
Bridgepoint Education, Inc. *	6,400	116,224
Capella Education Co. *	6,000	386,160
ChinaCast Education Corp. *	12,300	73,185
Coinstar, Inc. *	12,638	419,961
Corinthian Colleges, Inc. *	33,600	518,784
CPI Corp.	2,500	45,850
Grand Canyon Education, Inc. *	6,600	115,566
Jackson Hewitt Tax Service, Inc.	11,600	70,180
K12, Inc. *(a)	10,100	189,577
Learning Tree International, Inc. *	3,600	38,628
Lincoln Educational Services Corp. *	4,000	81,440
Mac-Gray Corp. *	4,700	57,763
Matthews International Corp., Class A	13,232	413,632
Nobel Learning Communities, Inc. *	1,500	17,820
Pre-Paid Legal Services, Inc. *	3,350	163,380
Princeton Review, Inc. *(a)	6,300	34,146
Regis Corp.	23,675	323,400
Sotheby’s	28,198	424,944
Steiner Leisure Ltd. *	6,400	202,944
Stewart Enterprises, Inc., Class A	35,572	173,947
Universal Technical Institute, Inc. *	9,168	145,496

		4,288,913

Diversified Financial Services 0.5%
Ampal American Israel, Class A *	8,300	22,908
Asset Acceptance Capital Corp. *	6,445	49,884
California First National Bancorp	500	5,855
Compass Diversified Holdings	10,100	90,900
Encore Capital Group, Inc. *	5,800	71,688
Fifth Street Finance Corp.	10,900	112,815
Financial Federal Corp.	11,523	233,687
Life Partners Holdings, Inc. (a)	3,200	69,056
MarketAxess Holdings, Inc. *	13,800	144,348
Medallion Financial Corp.	6,300	49,455
NewStar Financial, Inc. *	10,300	27,707
PHH Corp. *	23,720	434,788
Pico Holdings, Inc. *	8,400	254,772
Portfolio Recovery Associates, Inc. *(a)	6,622	305,605
Primus Guaranty Ltd. *	9,000	26,730
Resource America, Inc., Class A	4,405	26,474

		1,926,672

Diversified Telecommunication Services 0.8%
AboveNet, Inc. *	2,600	213,200
Alaska Communications Systems Group, Inc.	19,200	142,272
Atlantic Tele-Network, Inc.	3,900	163,527
Cbeyond, Inc. *	10,175	142,654
Cincinnati Bell, Inc. *	94,179	294,780
Cogent Communications Group, Inc. *	19,200	159,168
Consolidated Communications Holdings, Inc.	10,098	127,538
D&E Communications, Inc.	5,900	62,540
FairPoint Communications, Inc.	38,768	22,873
FiberNet Telecom Group, Inc. *	2,700	30,645
General Communication, Inc., Class A *	19,248	131,849
Global Crossing Ltd. *	12,600	136,962
HickoryTech Corp.	5,200	44,044
iBasis, Inc. *	10,900	21,255
inContact, Inc. *	13,800	52,716
Iowa Telecommunications Services, Inc.	14,200	174,092
Neutral Tandem, Inc. *	14,300	443,300
PAETEC Holding Corp. *	52,800	155,232
Premiere Global Services, Inc. *	26,275	251,977
SureWest Communications *	5,800	74,298

		2,844,922

Electric Utilities 1.1%
Allete, Inc.	11,660	372,887
Central Vermont Public Service Corp.	5,000	92,200
Cleco Corp.	26,232	621,436
El Paso Electric Co. *	19,531	295,114
Empire District Electric Co. (The)	14,776	271,287
IDACORP, Inc.	20,314	563,104
MGE Energy, Inc.	9,923	355,938
Portland General Electric Co.	32,400	616,572
UIL Holdings Corp.	12,413	302,877
UniSource Energy Corp.	15,364	424,046
Unitil Corp.	5,000	103,200

		4,018,661

Electrical Equipment 2.2%
A.O. Smith Corp.	9,409	367,327
Acuity Brands, Inc.	18,151	535,636
Advanced Battery Technologies, Inc. *(a)	20,400	87,516
American Superconductor Corp. *(a)	19,036	612,388
AZZ, Inc. *	5,300	205,375
Baldor Electric Co.	20,179	519,811
Belden, Inc.	20,552	360,482
Brady Corp., Class A	21,189	623,169
Broadwind Energy, Inc. *	14,200	150,520
Chase Corp.	2,300	26,726
China BAK Battery, Inc. *(a)	16,300	53,953
Encore Wire Corp.	7,846	170,180
Ener1, Inc. *(a)	20,100	128,238
Energy Conversion Devices, Inc. *(a)	18,985	270,346
EnerSys *	17,585	348,007
Evergreen Solar, Inc. *(a)	83,710	175,791
Franklin Electric Co., Inc.	9,991	323,708
FuelCell Energy, Inc. *	29,843	119,671
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
Fushi Copperweld, Inc. *	6,500	$57,395
GrafTech International Ltd. *	51,816	711,434
GT Solar International, Inc. *(a)	13,000	80,600
Harbin Electric, Inc. *	4,700	74,354
II-VI, Inc. *	11,084	265,905
LaBarge, Inc. *	5,100	53,907
LSI Industries, Inc.	8,075	52,407
Microvision, Inc. *(a)	30,100	104,146
Orion Energy Systems, Inc. *(a)	9,000	31,230
Polypore International, Inc. *	9,500	117,325
Powell Industries, Inc. *	3,283	117,039
Power-One, Inc. *	33,400	48,096
PowerSecure International, Inc. *	7,300	44,165
Preformed Line Products Co.	1,000	35,080
Regal-Beloit Corp.	15,736	729,521
SatCon Technology Corp. *	20,500	38,745
Ultralife Corp. *	5,400	34,668
Valence Technology, Inc. *(a)	22,300	40,809
Vicor Corp.	8,088	63,814
Woodward Governor Co.	26,200	514,568

		8,294,052

Electronic Equipment & Instruments 2.0%
Agilysys, Inc.	5,585	26,305
Anixter International, Inc. *	13,115	448,795
Benchmark Electronics, Inc. *	28,565	451,327
Brightpoint, Inc. *	21,660	128,660
Checkpoint Systems, Inc. *	16,908	293,016
China Security & Surveillance Technology, Inc. *(a)	14,000	123,480
Cogent, Inc. *	18,300	208,620
Cognex Corp.	17,179	283,453
Coherent, Inc. *	9,100	178,542
Comverge, Inc. *	7,800	102,648
CPI International, Inc. *	3,200	30,560
CTS Corp.	14,537	122,547
Daktronics, Inc. (a)	14,472	121,275
DDi Corp. *	5,400	25,920
DTS, Inc. *	7,612	209,102
Echelon Corp. *(a)	14,787	125,394
Electro Rent Corp.	7,800	74,256
Electro Scientific Industries, Inc. *	11,854	155,287
FARO Technologies, Inc. *	7,100	125,670
ICx Technologies, Inc. *	5,000	25,150
Insight Enterprises, Inc. *	19,962	205,609
IPG Photonics Corp. *	10,500	112,665
L-1 Identity Solutions, Inc. *	33,148	260,875
Littelfuse, Inc. *	9,466	221,504
Maxwell Technologies, Inc. *	9,700	137,352
Measurement Specialties, Inc. *	6,231	50,160
Mercury Computer Systems, Inc. *	9,853	113,309
Methode Electronics, Inc.	16,400	124,312
MTS Systems Corp.	7,456	175,141
Multi-Fineline Electronix, Inc. *	4,500	102,555
Newport Corp. *	15,645	115,617
OSI Systems, Inc. *	6,776	134,233
PAR Technology Corp. *	4,300	23,736
Park Electrochemical Corp.	8,863	207,128
PC Connection, Inc. *	4,000	22,960
PC Mall, Inc. *	4,700	40,843
Plexus Corp. *	17,104	439,402
RadiSys Corp. *	10,160	80,467
RAE Systems, Inc. *	21,700	32,767
Rofin-Sinar Technologies, Inc. *	12,584	273,199
Rogers Corp. *	6,953	173,477
ScanSource, Inc. *	11,720	334,372
Smart Modular Technologies WWH, Inc. *	15,900	47,382
Spectrum Control, Inc. *	5,000	49,350
SYNNEX Corp. *	8,200	233,044
Technitrol, Inc.	17,531	127,275
TTM Technologies, Inc. *	18,671	184,283
Universal Display Corp. *(a)	12,300	149,445
X-Rite, Inc. *	14,200	24,992
Zygo Corp. *	5,800	36,656

		7,494,117

Energy Equipment & Services 1.6%
Allis-Chalmers Energy, Inc. *	20,800	47,840
Basic Energy Services, Inc. *	9,100	61,425
Bolt Technology Corp. *	3,700	41,810
Boots & Coots, Inc. *	37,600	48,504
Bristow Group, Inc. *	12,509	414,048
Bronco Drilling Co., Inc. *	10,300	43,260
Cal Dive International, Inc. *	19,412	173,349
Carbo Ceramics, Inc. (a)	7,899	329,309
Complete Production Services, Inc. *	26,100	215,586
Dawson Geophysical Co. *	3,400	103,394
Dril-Quip, Inc. *	12,396	524,227
ENGlobal Corp. *	7,100	34,435
Geokinetics, Inc. *	1,900	27,626
Global Industries Ltd. *	42,700	291,641
Gulf Island Fabrication, Inc.	5,287	76,662
Gulfmark Offshore, Inc. *	9,840	314,880
Hercules Offshore, Inc. *	39,600	187,704
Hornbeck Offshore Services, Inc. *	9,910	215,840
ION Geophysical Corp. *	38,486	103,527
Key Energy Services, Inc. *	53,900	374,066
Lufkin Industries, Inc.	6,364	288,926
Matrix Service Co. *	11,300	114,469
Natco Group, Inc., Class A *	8,600	310,116
Natural Gas Services Group, Inc. *	5,200	71,708
Newpark Resources *	38,484	101,213
OYO Geospace Corp. *	1,700	40,596
Parker Drilling Co. *	51,512	237,985
PHI, Inc., Non-Voting Shares *	5,900	128,856
Pioneer Drilling Co. *	17,645	77,285
RPC, Inc.	12,351	101,525
SulphCo, Inc. *(a)	20,100	22,512
Superior Well Services, Inc. *	6,500	42,445
T-3 Energy Services, Inc. *	5,400	73,170
TETRA Technologies, Inc. *	33,300	256,743
TGC Industries, Inc. *	5,100	23,256
Union Drilling, Inc. *	4,500	32,175
Vantage Drilling Co. *	15,600	25,896
Willbros Group, Inc. *	17,500	241,325

		5,819,334

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	7,530	242,617
Arden Group, Inc., Class A	368	46,534
Casey’s General Stores, Inc.	22,280	611,140
Diedrich Coffee, Inc. *(a)	1,100	26,147
Great Atlantic & Pacific Tea Co. *(a)	14,556	83,988
Ingles Markets, Inc., Class A	5,552	92,774
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Nash Finch Co.	5,535	$169,925
NTELOS Holdings Corp.	13,060	202,299
Pantry, Inc. (The) *	9,775	171,551
PriceSmart, Inc.	7,300	119,063
Ruddick Corp.	19,053	447,745
Spartan Stores, Inc.	9,600	123,744
Susser Holdings Corp. *	3,300	38,841
United Natural Foods, Inc. *	18,572	502,001
Village Super Market, Inc., Class A	2,600	75,738
Weis Markets, Inc.	4,783	158,174
Winn-Dixie Stores, Inc. *	24,000	340,080

		3,452,361

Food Products 1.3%
AgFeed Industries, Inc. *(a)	12,800	77,952
Alico, Inc. (a)	1,400	44,296
American Dairy, Inc. *(a)	3,600	96,048
American Italian Pasta Co., Class A *	9,000	283,140
B&G Foods, Inc., Class A	8,400	70,140
Cal-Maine Foods, Inc. (a)	5,500	161,865
Calavo Growers, Inc.	4,400	89,320
Chiquita Brands International, Inc. *	19,275	236,119
Darling International, Inc. *	35,700	252,042
Diamond Foods, Inc.	7,100	200,220
Farmer Bros Co.	2,700	60,696
Fresh Del Monte Produce, Inc. *	17,600	376,816
Griffin Land & Nurseries, Inc.	1,300	39,858
Hain Celestial Group, Inc. (The) *	17,993	298,864
HQ Sustainable Maritime Industries, Inc. *	3,600	30,852
Imperial Sugar Co.	5,100	67,779
J&J Snack Foods Corp.	6,084	263,681
Lancaster Colony Corp.	8,602	391,735
Lance, Inc.	12,016	304,485
Lifeway Foods, Inc. *(a)	2,000	26,080
Omega Protein Corp. *	8,100	31,266
Overhill Farms, Inc. *	7,800	44,616
Sanderson Farms, Inc.	8,359	340,044
Seneca Foods Corp., Class A *	3,400	87,074
Smart Balance, Inc. *	27,200	166,736
Synutra International, Inc. *(a)	8,400	110,964
Tootsie Roll Industries, Inc.	10,476	252,995
TreeHouse Foods, Inc. *	13,520	438,724
Zapata Corp. *	3,500	26,460
Zhongpin, Inc. *	8,400	101,052

		4,971,919

Gas Utility 1.3%
Chesapeake Utilities Corp.	3,000	99,450
Laclede Group, Inc. (The)	9,600	322,272
New Jersey Resources Corp.	18,237	703,948
Nicor, Inc.	19,487	710,106
Northwest Natural Gas Co.	11,716	523,002
Piedmont Natural Gas Co., Inc.	31,700	780,454
South Jersey Industries, Inc.	12,904	475,900
Southwest Gas Corp.	19,186	464,685
WGL Holdings, Inc.	21,595	715,227

		4,795,044

Health Care Equipment & Supplies 3.6%
Abaxis, Inc. *	9,500	254,315
ABIOMED, Inc. *	13,311	100,498
Accuray, Inc. *	16,700	117,067
Align Technology, Inc. *	25,592	279,209
Alphatec Holdings, Inc. *	11,400	42,636
American Medical Systems Holdings, Inc. *	32,016	489,525
Analogic Corp.	5,684	215,480
AngioDynamics, Inc. *	10,600	132,288
Aspect Medical Systems, Inc. *	8,500	53,210
Atrion Corp.	600	78,114
ATS Medical, Inc. *	19,500	67,860
Bovie Medical Corp. *(a)	8,100	72,657
Cantel Medical Corp. *	5,400	83,646
Cardiac Science Corp. *	8,100	32,238
Cardiovascular Systems, Inc. *(a)	4,700	47,188
Conceptus, Inc. *	13,200	221,628
CONMED Corp. *	12,629	222,018
CryoLife, Inc. *	11,800	59,944
Cutera, Inc. *	5,400	45,090
Cyberonics, Inc. *	12,239	203,290
Cynosure, Inc., Class A *	4,200	40,572
Delcath Systems, Inc. *	11,200	36,400
DexCom, Inc. *	19,300	124,678
Electro-Optical Sciences, Inc. *	7,200	51,696
Endologix, Inc. *	20,800	100,464
EnteroMedics, Inc. *	5,700	18,867
ev3, Inc. *	30,748	377,278
Exactech, Inc. *	3,300	47,025
Greatbatch, Inc. *	10,020	220,841
Haemonetics Corp. *	11,079	653,772
Hansen Medical, Inc. *	11,000	45,320
HeartWare International, Inc. *(a)	2,300	51,957
Home Diagnostics, Inc. *	4,500	30,555
I-Flow Corp. *	9,269	70,537
ICU Medical, Inc. *	5,650	219,955
Immucor, Inc. *	29,546	492,236
Insulet Corp. *(a)	10,800	72,360
Integra LifeSciences Holdings Corp. *	8,180	258,979
Invacare Corp.	12,149	247,840
IRIS International, Inc. *	7,800	79,560
Kensey Nash Corp. *	3,782	108,014
MAKO Surgical Corp. *(a)	6,300	55,188
Masimo Corp. *	21,900	535,455
Medical Action Industries, Inc. *	6,100	76,189
Meridian Bioscience, Inc.	17,875	393,607
Merit Medical Systems, Inc. *	12,132	221,894
Micrus Endovascular Corp. *	6,500	58,565
Natus Medical, Inc. *	11,900	161,840
Neogen Corp. *	6,100	177,754
NuVasive, Inc. *	15,700	649,823
NxStage Medical, Inc. *	10,000	55,400
OraSure Technologies, Inc. *	19,973	56,723
Orthofix International NV *	7,400	206,164
Orthovita, Inc. *	27,500	179,025
Palomar Medical Technologies, Inc. *	7,835	117,055
Quidel Corp. *	11,900	177,667
Rochester Medical Corp. *	4,100	52,931
Rockwell Medical Technologies, Inc. *	6,900	61,962
RTI Biologics, Inc. *	23,000	101,890
Sirona Dental Systems, Inc. *	7,400	192,326
Somanetics Corp. *	5,200	72,956
SonoSite, Inc. *	7,390	174,182
Spectranetics Corp. *	13,800	71,622
Stereotaxis, Inc. *(a)	11,300	51,076
STERIS Corp.	25,190	707,335
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
SurModics, Inc. *	6,658	$148,873
Symmetry Medical, Inc. *	15,500	132,680
Synovis Life Technologies, Inc. *	4,900	75,705
Thoratec Corp. *	24,367	612,586
TomoTherapy, Inc. *	17,500	55,300
TranS1, Inc. *	5,300	32,860
Utah Medical Products, Inc.	1,700	48,450
Vascular Solutions, Inc. *	7,700	59,213
Volcano Corp. *	20,900	317,471
West Pharmaceutical Services, Inc.	14,092	514,358
Wright Medical Group, Inc. *	16,852	234,580
Young Innovations, Inc.	2,700	68,364
Zoll Medical Corp. *	9,112	167,934

		13,243,810

Health Care Providers & Services 3.4%
Air Methods Corp. *	4,700	138,227
Alliance HealthCare Services, Inc. *	10,900	53,737
Allied Healthcare International, Inc. *	22,100	55,029
Allion Healthcare, Inc. *	8,000	59,200
Almost Family, Inc. *	2,700	85,644
Amedisys, Inc. *(a)	11,455	512,153
America Service Group, Inc. *	3,400	58,412
American Caresource Holdings, Inc. *	5,900	24,190
American Dental Partners, Inc. *	5,200	68,068
AMERIGROUP Corp. *	22,200	547,896
AMN Healthcare Services, Inc. *	14,466	105,312
Amsurg Corp. *	13,378	275,854
Assisted Living Concepts, Inc., Class A *	4,400	63,360
Bio-Reference Labs, Inc. *	5,100	163,506
Bioscrip, Inc. *	17,400	102,834
Capital Senior Living Corp. *	9,400	46,248
CardioNet, Inc. *	8,700	61,770
Catalyst Health Solutions, Inc. *	15,753	406,112
Centene Corp. *	18,634	359,823
Chemed Corp.	9,745	429,754
Chindex International, Inc. *	5,800	75,574
Clarient, Inc. *(a)	14,400	57,456
Continucare Corp. *	11,300	32,996
CorVel Corp. *	3,350	81,807
Cross Country Healthcare, Inc. *	13,385	111,765
Emergency Medical Services Corp., Class A *	4,300	168,302
Emeritus Corp. *	8,400	97,860
Ensign Group, Inc. (The)	5,100	81,702
Genoptix, Inc. *	7,200	225,432
Gentiva Health Services, Inc. *	12,349	262,787
Hanger Orthopedic Group, Inc. *	10,500	144,060
Health Grades, Inc. *	11,700	55,926
HealthSouth Corp. *	38,300	551,520
HealthSpring, Inc. *	21,200	267,756
Healthways, Inc. *	14,946	220,304
HMS Holdings Corp. *	11,400	437,760
inVentiv Health, Inc. *	14,500	222,430
IPC The Hospitalist Co., Inc. *	6,900	192,165
Kindred Healthcare, Inc. *	17,321	243,187
Landauer, Inc.	4,037	270,156
LCA-Vision, Inc. *	8,400	48,216
LHC Group, Inc. *	6,600	193,710
Magellan Health Services, Inc. *	15,260	493,814
MedCath Corp. *	6,475	78,088
Metropolitan Health Networks, Inc. *	15,800	37,604
Molina Healthcare, Inc. *	5,834	131,557
MWI Veterinary Supply, Inc. *	4,700	180,386
National HealthCare Corp.	3,300	122,925
National Research Corp.	500	12,880
NightHawk Radiology Holdings, Inc. *	9,200	44,436
NovaMed, Inc. *(a)	10,100	48,581
Odyssey HealthCare, Inc. *	14,323	166,863
Owens & Minor, Inc.	17,518	776,047
PharMerica Corp. *	13,209	276,861
Providence Service Corp. (The) *	5,275	55,651
PSS World Medical, Inc. *	25,791	521,236
Psychiatric Solutions, Inc. *	24,644	665,881
RadNet, Inc. *	11,900	34,986
RehabCare Group, Inc. *	7,960	191,518
Res-Care, Inc. *	10,945	170,961
Skilled Healthcare Group, Inc., Class A *	7,700	63,602
Sun Healthcare Group, Inc. *	18,900	183,897
Sunrise Senior Living, Inc. *(a)	19,373	45,333
Triple-S Management Corp., Class B *	9,300	158,937
U.S. Physical Therapy, Inc. *	5,000	81,750
Universal American Corp. *	11,090	100,919
Virtual Radiologic Corp. *(a)	2,700	31,536
WellCare Health Plans, Inc. *	18,600	414,036

		12,750,285

Health Care Technology 0.7%
AMICAS, Inc. *	14,000	41,160
athenahealth, Inc. *	14,400	531,936
Computer Programs & Systems, Inc.	4,095	159,500
Eclipsys Corp. *	24,337	442,934
MedAssets, Inc. *	16,900	315,692
MedQuist, Inc. *	3,300	26,961
Merge Healthcare, Inc. *	12,500	47,125
Omnicell, Inc. *	13,700	170,976
Phase Forward, Inc. *	19,100	271,220
Quality Systems, Inc.	10,154	557,353
Transcend Services, Inc. *	2,500	35,350
Vital Images, Inc. *	6,265	83,575

		2,683,782

Hotels, Restaurants & Leisure 2.5%
AFC Enterprises, Inc. *	10,475	77,829
Ambassadors Group, Inc.	8,100	125,469
Ameristar Casinos, Inc.	11,092	207,310
Bally Technologies, Inc. *	23,457	849,378
Benihana, Inc., Class A *	5,100	40,902
BJ’s Restaurants, Inc. *	8,300	133,464
Bluegreen Corp. *	6,100	16,897
Bob Evans Farms, Inc.	13,359	387,678
Buffalo Wild Wings, Inc. *(a)	7,430	299,801
California Pizza Kitchen, Inc. *	8,720	143,880
Caribou Coffee Co., Inc. *	3,900	22,659
Carrols Restaurant Group, Inc. *	4,400	29,788
CEC Entertainment, Inc. *	9,848	287,266
Cheesecake Factory, Inc. (The) *	25,200	488,124
Churchill Downs, Inc.	4,100	153,750
CKE Restaurants, Inc.	22,297	197,328
Cracker Barrel Old Country Store, Inc.	9,800	282,828
Denny’s Corp. *	41,700	96,327
DineEquity, Inc. (a)	7,660	189,279
Domino’s Pizza, Inc. *	16,660	136,945
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Dover Downs Gaming & Entertainment, Inc.	6,143	$33,602
Einstein Noah Restaurant Group, Inc. *	2,100	22,302
Frisch’s Restaurants, Inc.	800	22,200
Gaylord Entertainment Co. *(a)	14,536	207,429
Great Wolf Resorts, Inc. *	11,700	31,590
Interval Leisure Group, Inc. *	17,700	186,735
Isle of Capri Casinos, Inc. *	6,751	80,269
Jack in the Box, Inc. *	24,840	524,124
Krispy Kreme Doughnuts, Inc. *	25,363	77,611
Lakes Entertainment, Inc. *	9,700	36,569
Landry’s Restaurants, Inc. *	2,614	23,421
Life Time Fitness, Inc. *(a)	17,300	440,285
Luby’s, Inc. *	8,800	40,040
Marcus Corp.	8,634	109,134
McCormick & Schmick’s Seafood Restaurants, Inc. *	5,900	45,666
Monarch Casino & Resort, Inc. *	3,830	34,738
Morgans Hotel Group Co. *(a)	10,000	48,600
Multimedia Games, Inc. *	12,700	71,374
O’Charleys, Inc.	7,825	81,302
Orient-Express Hotels Ltd., A Shares	32,900	291,165
P.F. Chang’s China Bistro, Inc. *(a)	9,885	335,200
Papa John’s International, Inc. *	9,424	239,464
Peet’s Coffee & Tea, Inc. *	4,382	120,374
Pinnacle Entertainment, Inc. *	26,096	261,743
Red Lion Hotels Corp. *	6,900	36,294
Red Robin Gourmet Burgers, Inc. *	6,759	126,528
Ruby Tuesday, Inc. *	26,560	198,669
Ruth’s Hospitality Group, Inc. *	8,600	33,712
Shuffle Master, Inc. *	23,265	167,508
Sonic Corp. *	26,310	290,199
Speedway Motorsports, Inc.	5,645	90,094
Steak N Shake Co. (The) *	9,972	101,914
Texas Roadhouse, Inc., Class A *	21,675	241,243
Town Sports International Holdings, Inc. *	7,400	24,938
Universal Travel Group *(a)	3,800	53,086
Vail Resorts, Inc. *	12,708	363,576
Youbet.com, Inc. *	14,700	53,067

		9,312,667

Household Durables 1.1%
American Greetings Corp., Class A	16,300	257,051
Beazer Homes USA, Inc. *(a)	15,400	49,588
Blyth, Inc.	2,530	107,348
Brookfield Homes Corp. *(a)	4,147	23,347
Cavco Industries, Inc. *	2,700	92,421
CSS Industries, Inc.	3,205	74,356
Ethan Allen Interiors, Inc.	10,700	136,211
Furniture Brands International, Inc.	18,035	72,320
Helen of Troy Ltd. *	12,900	280,575
Hooker Furniture Corp.	4,375	60,069
Hovnanian Enterprises, Inc., Class A *(a)	22,100	70,720
iRobot Corp. *	8,200	91,922
La-Z-Boy, Inc.	22,200	150,294
M/I Homes, Inc. *	7,092	93,118
Meritage Homes Corp. *	13,600	291,040
National Presto Industries, Inc.	2,081	167,229
NIVS IntelliMedia Technology Group, Inc. *	2,400	5,760
Ryland Group, Inc.	18,700	373,439
Sealy Corp. *	19,000	48,260
Skyline Corp.	2,918	70,820
Standard Pacific Corp. *	43,600	149,984
Stanley Furniture Co., Inc.	4,200	46,200
Tempur-Pedic International, Inc.	32,500	481,975
Tupperware Brands Corp.	26,638	907,557
Universal Electronics, Inc. *	6,056	127,842

		4,229,446

Household Products 0.2%
Central Garden & Pet Co., Class A *	26,812	302,708
Oil-Dri Corp. of America	2,800	44,100
Orchids Paper Products Co. *	1,900	43,415
WD-40 Co.	7,127	215,449

		605,672

Independent Power Producers & Energy Traders 0.0%
U.S. Geothermal, Inc. *	26,900	43,847

Industrial Conglomerates 0.3%
Otter Tail Corp. (a)	15,740	366,899
Raven Industries, Inc.	6,980	200,326
Seaboard Corp.	146	159,870
Standex International Corp.	5,354	67,086
Tredegar Corp.	13,306	194,800
United Capital Corp. *	700	17,010

		1,005,991

Information Technology Services 2.2%
Acxiom Corp.	29,100	280,815
CACI International, Inc., Class A *	12,900	595,980
Cass Information Systems, Inc.	3,470	120,201
China Information Security Technology, Inc. *	11,700	43,992
CIBER, Inc. *	31,554	104,444
Computer Task Group, Inc. *	7,500	48,750
CSG Systems International, Inc. *	15,187	253,319
CyberSource Corp. *	29,946	519,264
eLoyalty Corp. *	3,500	31,710
Euronet Worldwide, Inc. *	20,908	439,904
ExlService Holdings, Inc. *	6,500	84,370
Forrester Research, Inc. *	6,781	153,047
Gartner, Inc. *	25,826	441,625
Global Cash Access Holdings, Inc. *	17,100	153,900
Hackett Group, Inc. (The) *	17,100	51,984
Heartland Payment Systems, Inc.	15,900	169,494
iGate Corp.	9,200	66,700
infoGROUP, Inc. *	14,200	85,484
Information Services Group, Inc. *	9,400	32,806
Integral Systems, Inc. *	7,202	51,710
Lionbridge Technologies, Inc. *	27,900	61,380
Mantech International Corp., Class A *	9,696	516,797
MAXIMUS, Inc.	7,622	324,850
MoneyGram International, Inc. *	33,700	75,488
NCI, Inc., Class A *	2,600	82,394
Ness Technologies, Inc. *	16,775	89,243
Online Resources Corp. *	11,000	72,710
Perot Systems Corp., Class A *	37,648	601,615
RightNow Technologies, Inc. *	9,000	108,360
Sapient Corp. *	37,262	248,910
SRA International, Inc., Class A *	18,100	356,570
StarTek, Inc. *	5,900	55,755
Syntel, Inc.	5,540	219,273
TeleTech Holdings, Inc. *	13,611	227,576
Tier Technologies, Inc., Class B *	7,100	52,540
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Information Technology Services (continued)
TNS, Inc. *	11,200	$256,816
Unisys Corp. *	164,600	294,634
VeriFone Holdings, Inc. *	30,800	277,508
Virtusa Corp. *	6,400	59,648
Wright Express Corp. *	16,475	465,913

		8,177,479

Insurance 3.2%
AMBAC Financial Group, Inc. (a)	124,600	93,450
American Equity Investment Life Holding Co.	23,285	168,583
American Physicians Capital, Inc.	3,375	150,154
American Physicians Service Group, Inc.	3,100	69,347
American Safety Insurance Holdings Ltd. *	3,700	60,791
Amerisafe, Inc. *	8,200	136,366
Amtrust Financial Services, Inc.	9,500	116,090
Argo Group International Holdings Ltd. *	13,362	448,963
Assured Guaranty Ltd.	25,400	354,838
Baldwin & Lyons, Inc., Class B	3,581	77,600
Citizens, Inc. *(a)	13,500	94,770
CNA Surety Corp. *	7,100	111,612
Conseco, Inc. *	82,600	256,886
Crawford & Co., Class B *	10,020	48,597
Delphi Financial Group, Inc., Class A	18,659	444,644
Donegal Group, Inc., Class A	4,888	76,986
Eastern Insurance Holdings, Inc.	3,900	37,206
eHealth, Inc. *	10,700	173,768
EMC Insurance Group, Inc.	2,170	52,492
Employers Holdings, Inc.	20,560	286,195
Enstar Group Ltd. *	3,000	179,550
FBL Financial Group, Inc., Class A	5,547	54,416
First Acceptance Corp. *	7,300	19,126
First Mercury Financial Corp.	6,200	89,590
Flagstone Reinsurance Holdings Ltd.	17,700	178,770
FPIC Insurance Group, Inc. *	3,450	118,508
Greenlight Capital Re Ltd., Class A *	12,200	223,626
Hallmark Financial Services *	3,600	23,616
Harleysville Group, Inc.	5,758	178,613
Hilltop Holdings, Inc. *	16,462	197,544
Horace Mann Educators Corp.	17,259	195,890
Independence Holding Co.	1,360	9,044
Infinity Property & Casualty Corp.	6,085	252,771
IPC Holdings Ltd.	24,100	697,454
Kansas City Life Insurance Co.	1,800	56,592
Maiden Holdings Ltd.	21,500	163,615
Max Capital Group Ltd.	19,700	393,409
Meadowbrook Insurance Group, Inc.	24,935	197,236
Mercer Insurance Group, Inc.	2,900	52,925
Montpelier Re Holdings Ltd.	37,400	586,432
National Financial Partners Corp.	17,201	129,007
National Interstate Corp.	2,600	46,852
National Western Life Insurance Co., Class A	963	128,195
Navigators Group, Inc. *	5,592	275,742
NYMAGIC, Inc.	2,000	34,580
Phoenix Cos, Inc. (The)	50,176	110,387
Platinum Underwriters Holdings Ltd.	21,500	725,625
PMA Capital Corp., Class A *	13,423	77,853
Presidential Life Corp.	8,981	80,290
ProAssurance Corp. *	14,317	727,017
RLI Corp.	8,014	397,575
Safety Insurance Group, Inc.	5,505	177,591
SeaBright Insurance Holdings, Inc. *	9,000	87,480
Selective Insurance Group	22,868	341,648
State Auto Financial Corp.	6,100	105,469
Stewart Information Services Corp.	7,402	101,926
Tower Group, Inc.	17,405	434,603
United America Indemnity Ltd., Class A *	15,020	81,258
United Fire & Casualty Co.	9,617	161,662
Universal Insurance Holdings, Inc. (a)	6,500	32,500
Zenith National Insurance Corp.	16,052	383,161

		11,768,486

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A *	11,246	26,990
Blue Nile, Inc. *(a)	5,703	263,650
Drugstore.com, Inc. *	37,100	84,217
Gaiam, Inc., Class A *	7,700	38,577
HSN, Inc. *	17,700	179,301
NutriSystem, Inc. (a)	13,300	189,259
Orbitz Worldwide, Inc. *	15,200	39,520
Overstock.com, Inc. *(a)	6,800	89,556
PetMed Express, Inc. *	10,100	187,456
Shutterfly, Inc. *	9,300	149,358
Stamps.com, Inc. *	5,716	49,329
Ticketmaster Entertainment, Inc. *	15,900	128,790
US Auto Parts Network, Inc. *	5,800	25,578

		1,451,581

Internet Software & Services 2.3%
Art Technology Group, Inc. *	54,900	208,071
Bankrate, Inc. *	5,455	156,559
comScore, Inc. *	9,700	147,634
Constant Contact, Inc. *(a)	10,700	241,927
DealerTrack Holdings, Inc. *	16,900	335,127
Dice Holdings, Inc. *	6,600	31,020
Digital River, Inc. *	16,088	568,711
DivX, Inc. *	13,400	78,122
EarthLink, Inc. *	43,985	371,673
GSI Commerce, Inc. *	11,123	202,884
Imergent, Inc.	4,200	29,358
InfoSpace, Inc. *	15,209	111,330
Innodata Isogen, Inc. *	10,600	56,604
Internap Network Services Corp. *	21,950	66,728
Internet Brands, Inc., Class A *	11,400	85,614
Internet Capital Group, Inc. *	15,900	118,773
iPass, Inc. *	24,900	44,322
j2 Global Communications, Inc. *	19,380	464,926
Keynote Systems, Inc. *	5,300	53,318
Knot, Inc. (The) *	12,800	111,872
Limelight Networks, Inc. *	12,300	48,708
Liquidity Services, Inc. *	6,335	72,726
LivePerson, Inc. *	16,900	67,769
LoopNet, Inc. *	8,000	64,000
Marchex, Inc., Class B	8,500	37,230
MercadoLibre, Inc. *	11,200	322,784
ModusLink Global Solutions, Inc. *	19,824	141,345
Move, Inc. *	65,339	174,455
NIC, Inc.	21,400	162,426
Omniture, Inc. *	29,291	400,701
Open Text Corp. *	1	31
OpenTable, Inc. *(a)	1,500	44,550
Openwave Systems, Inc. *	38,300	100,346
Perficient, Inc. *	12,400	91,512
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
Rackspace Hosting, Inc. *	28,500	$400,140
RealNetworks, Inc. *	36,428	105,641
Saba Software, Inc. *	9,700	36,957
SAVVIS, Inc. *	16,030	232,595
support.com, Inc. *	20,100	49,446
Switch & Data Facilities Co., Inc. *	8,700	120,843
TechTarget, Inc. *	5,000	28,000
Terremark Worldwide, Inc. *	23,290	145,097
Travelzoo, Inc. *	2,100	28,665
United Online, Inc.	35,663	327,386
ValueClick, Inc. *	38,234	439,691
VistaPrint Ltd. *(a)	18,000	742,500
Vocus, Inc. *	7,200	121,104
Web.com Group, Inc. *	11,800	72,452
Websense, Inc. *	19,150	283,420
Zix Corp. *(a)	25,300	41,745

		8,388,838

Leisure Equipment & Products 0.6%
Brunswick Corp.	38,200	274,276
Callaway Golf Co.	25,869	164,785
Eastman Kodak Co.	118,100	350,757
JAKKS Pacific, Inc. *	12,137	139,940
Leapfrog Enterprises, Inc. *	14,340	40,869
Marine Products Corp.	4,326	24,355
Polaris Industries, Inc.	13,100	496,097
Pool Corp. (a)	20,100	474,762
RC2 Corp. *	7,465	113,991
Smith & Wesson Holding Corp. *	22,500	136,350
Sport Supply Group, Inc.	3,600	35,352
Steinway Musical Instruments *	2,900	33,176
Sturm Ruger & Co., Inc. (a)	8,300	103,584

		2,388,294

Life Sciences Tools & Services 1.1%
Accelrys, Inc. *	11,100	66,600
Affymetrix, Inc. *	30,700	271,388
Albany Molecular Research, Inc. *	10,185	97,063
AMAG Pharmaceuticals, Inc. *	7,360	334,218
BioDelivery Sciences International, Inc. *	4,900	27,538
Bruker Corp. *	21,413	215,415
Cambrex Corp. *	12,524	57,360
Dionex Corp. *	7,745	510,473
Enzo Biochem, Inc. *	13,764	70,196
eResearchTechnology, Inc. *	18,489	100,765
Exelixis, Inc. *	47,140	252,199
Harvard Bioscience, Inc. *	12,200	50,752
Kendle International, Inc. *	6,800	79,424
Life Sciences Research, Inc. *	3,900	31,980
Luminex Corp. *	17,960	317,353
Nektar Therapeutics *	40,095	283,873
PAREXEL International Corp. *	24,902	385,234
Sequenom, Inc. *(a)	24,600	141,696
Varian, Inc. *	12,569	638,002

		3,931,529

Machinery 2.6%
3D Systems Corp. *	7,400	53,354
Actuant Corp., Class A	28,160	361,574
Alamo Group, Inc.	2,600	35,958
Albany International Corp., Class A	12,467	171,297
Altra Holdings, Inc. *	11,300	99,327
American Railcar Industries, Inc.	4,000	33,160
Ampco-Pittsburgh Corp.	3,600	81,828
Astec Industries, Inc. *	7,759	209,959
Badger Meter, Inc.	6,400	235,840
Barnes Group, Inc.	20,314	285,818
Blount International, Inc. *	16,600	154,380
Briggs & Stratton Corp.	21,580	370,529
Cascade Corp.	3,946	96,480
Chart Industries, Inc. *	12,300	236,898
China Fire & Security Group, Inc. *(a)	6,100	96,014
CIRCOR International, Inc.	7,385	170,298
Clarcor, Inc.	22,394	741,465
Colfax Corp. *	10,300	97,541
Columbus McKinnon Corp. *	8,200	118,654
Dynamic Materials Corp.	5,530	90,526
Eastern Co. (The) (a)	2,800	49,952
Energy Recovery, Inc. *	15,400	107,646
EnPro Industries, Inc. *	8,700	155,034
ESCO Technologies, Inc. *	11,353	466,495
Federal Signal Corp.	21,143	187,327
Flanders Corp. *	6,700	42,813
Flow International Corp. *	16,200	32,400
Force Protection, Inc. *	30,300	156,651
FreightCar America, Inc.	5,130	102,497
Gorman-Rupp Co. (The) (a)	6,197	138,379
Graham Corp.	4,400	60,192
Greenbrier Cos., Inc.	7,290	76,472
Hurco Cos., Inc. *	2,700	52,704
John Bean Technologies Corp.	11,700	162,162
K-Tron International, Inc. *	1,100	96,778
Kadant, Inc. *	5,503	61,138
Kaydon Corp.	14,448	472,016
LB Foster Co., Class A *	4,400	132,000
Lindsay Corp. (a)	5,328	188,984
Met-Pro Corp.	6,300	67,032
Middleby Corp. *	6,992	341,909
Miller Industries, Inc. *	5,000	44,150
Mueller Industries, Inc.	16,425	390,258
Mueller Water Products, Inc., Class A	50,170	193,656
NACCO Industries, Inc., Class A	2,322	97,733
Nordson Corp.	14,597	655,405
Omega Flex, Inc.	1,000	16,360
PMFG, Inc. *(a)	5,500	61,765
Portec Rail Products, Inc.	3,300	33,165
RBC Bearings, Inc. *	9,400	222,780
Robbins & Myers, Inc.	11,846	247,937
Sauer-Danfoss, Inc.	4,838	25,400
SmartHeat, Inc. *(a)	3,600	23,688
Sun Hydraulics Corp.	5,050	88,779
Tecumseh Products Co., Class A *	8,601	70,356
Tennant Co.	8,424	184,823
Titan International, Inc.	15,150	112,716
Trimas Corp. *	6,400	27,776
Twin Disc, Inc.	3,600	31,752
Watts Water Technologies, Inc., Class A	12,630	332,674

		9,752,654

Marine 0.2%
American Commercial Lines, Inc. *	3,875	60,528
Eagle Bulk Shipping, Inc. (a)	20,400	117,300
Genco Shipping & Trading Ltd. (a)	11,100	265,401
Horizon Lines, Inc., Class A (a)	13,100	65,631
International Shipholding Corp.	2,200	63,822
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Marine (continued)
TBS International Ltd., Class A *(a)	5,400	$43,578
Ultrapetrol Bahamas Ltd. *	9,400	42,394

		658,654

Media 0.8%
Arbitron, Inc.	11,553	188,083
Ascent Media Corp., Class A *	6,100	169,092
Belo Corp., Class A	38,300	109,921
Carmike Cinemas, Inc. *	4,300	40,850
Cinemark Holdings, Inc.	13,700	151,933
CKX, Inc. *	25,900	186,480
Crown Media Holdings, Inc., Class A *(a)	4,758	9,659
Dolan Media Co. *	12,700	173,101
E.W. Scripps Co. (The), Class A	10,700	43,014
Fisher Communications, Inc.	2,500	46,275
Global Sources Ltd. *	7,003	44,821
Harte-Hanks, Inc.	15,900	172,038
Journal Communications, Inc., Class A	17,620	48,984
Knology, Inc. *	12,100	104,060
Lin TV Corp., Class A *	11,700	22,932
Live Nation, Inc. *	37,200	217,248
LodgeNet Interactive Corp. *	9,900	46,134
Martha Stewart Living Omnimedia, Class A *(a)	11,508	39,588
Mediacom Communications Corp., Class A *	17,141	82,105
National CineMedia, Inc.	18,220	268,016
Outdoor Channel Holdings, Inc. *	6,400	48,512
Playboy Enterprises, Inc., Class B *	9,234	22,069
Primedia, Inc.	10,566	24,302
RCN Corp. *	15,830	115,242
Reading International, Inc., Class A *	7,100	31,169
Rentrak Corp. *	3,900	71,370
Scholastic Corp.	10,222	230,506
Sinclair Broadcast Group, Inc., Class A	21,035	39,335
Valassis Communications, Inc. *	20,900	238,051
Value Line, Inc.	274	8,710
World Wrestling Entertainment, Inc., Class A	9,069	119,076

		3,112,676

Metals & Mining 0.8%
Allied Nevada Gold Corp. *	19,000	166,250
AM Castle & Co.	7,100	74,905
AMCOL International Corp.	9,950	187,159
Brush Engineered Materials, Inc. *	8,736	186,339
Century Aluminum Co. *	20,500	171,790
China Precision Steel, Inc. *	15,600	47,268
Coeur d’Alene Mines Corp. *(a)	29,735	422,237
General Moly, Inc. *(a)	27,038	76,518
General Steel Holdings, Inc. *	5,800	27,550
Haynes International, Inc. *	5,200	119,756
Hecla Mining Co. *(a)	92,038	289,920
Horsehead Holding Corp. *	14,900	159,281
Kaiser Aluminum Corp.	6,700	221,502
Olympic Steel, Inc.	3,400	86,734
Paramount Gold and Silver Corp. *(a)	31,200	40,248
RTI International Metals, Inc. *	10,010	177,778
Stillwater Mining Co. *	17,535	117,309
Sutor Technology Group Ltd. *	3,300	13,497
Universal Stainless & Alloy *	2,700	47,547
US Gold Corp. *	33,200	98,272
Worthington Industries, Inc.	25,675	339,423

		3,071,283

Multi-Utility 0.6%
Avista Corp.	23,461	434,497
Black Hills Corp.	16,780	436,448
CH Energy Group, Inc.	7,063	349,548
Florida Public Utilities Co.	2,400	33,504
NorthWestern Corp.	15,600	377,520
PNM Resources, Inc.	37,900	462,380

		2,093,897

Multiline Retail 0.3%
99 Cents Only Stores *	20,316	297,629
Dillard’s, Inc., Class A (a)	21,600	229,176
Fred’s, Inc., Class A	17,360	234,013
Retail Ventures, Inc. *	10,805	35,981
Saks, Inc. *	52,800	270,336
Tuesday Morning Corp. *	13,042	60,515

		1,127,650

Oil, Gas & Consumable Fuels 2.7%
Alon USA Energy, Inc. (a)	3,100	31,093
Apco Oil & Gas International, Inc.	4,300	116,358
Approach Resources, Inc. *	6,000	42,060
Arena Resources, Inc. *	16,500	538,395
Atlas America, Inc.	14,697	295,557
ATP Oil & Gas Corp. *(a)	12,400	96,100
Berry Petroleum Co., Class A	18,580	440,718
Bill Barrett Corp. *	16,500	521,235
BPZ Resources, Inc. *(a)	38,300	275,760
Brigham Exploration Co. *	37,402	182,522
Carrizo Oil & Gas, Inc. *	12,140	230,660
Cheniere Energy, Inc. *	22,800	67,716
Clayton Williams Energy, Inc. *	2,500	48,200
Clean Energy Fuels Corp. *(a)	14,100	130,284
Contango Oil & Gas Co. *	5,100	236,589
CREDO Petroleum Corp. *	3,700	46,842
Crosstex Energy, Inc.	17,500	67,725
Cubic Energy, Inc. *	15,500	15,500
CVR Energy, Inc. *	9,800	83,692
Delek US Holdings, Inc.	5,500	46,860
Delta Petroleum Corp. *	79,280	152,218
DHT Maritime, Inc.	19,400	97,582
Endeavour International Corp. *	49,400	65,702
Evergreen Energy, Inc. *(a)	54,260	48,834
FX Energy, Inc. *	17,000	67,830
General Maritime Corp.	21,124	175,963
GeoResources, Inc. *	3,100	32,457
GMX Resources, Inc. *	10,400	120,952
Golar LNG Ltd.	14,800	144,744
Goodrich Petroleum Corp. *(a)	10,495	269,197
Gran Tierra Energy, Inc. *	86,800	322,028
Green Plains Renewable Energy, Inc. *	5,000	39,450
Gulfport Energy Corp. *	11,300	78,761
Harvest Natural Resources, Inc. *	14,265	92,294
International Coal Group, Inc. *(a)	37,500	116,250
Isramco, Inc. *(a)	400	58,056
James River Coal Co. *	12,000	222,840
Knightsbridge Tankers Ltd.	7,300	114,829
McMoRan Exploration Co. *	31,007	197,204
Nordic American Tanker Shipping (a)	18,600	570,462
Northern Oil & Gas, Inc. *(a)	12,500	82,375
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Oilsands Quest, Inc. *(a)	76,800	$65,280
Panhandle Oil and Gas, Inc.	3,000	75,630
Parallel Petroleum Corp. *	18,065	36,130
Patriot Coal Corp. *(a)	27,200	227,664
Penn Virginia Corp.	19,999	384,181
Petrocorp, Inc. *(b)	1,500	0
Petroleum Development Corp. *	6,456	108,719
PetroQuest Energy, Inc. *	18,800	62,980
PrimeEnergy Corp. *	200	5,690
Rex Energy Corp. *	10,400	61,568
Rosetta Resources, Inc. *	22,705	235,451
Ship Finance International Ltd. (a)	19,400	239,202
Stone Energy Corp. *	15,749	171,034
Swift Energy Co. *	13,520	266,344
Syntroleum Corp. *	30,000	82,500
Teekay Tankers Ltd., Class A (a)	3,900	37,752
Toreador Resources Corp. (a)	9,500	65,265
Uranerz Energy Corp. *	22,900	44,655
Uranium Energy Corp. *	21,800	58,424
USEC, Inc. *	49,713	192,389
VAALCO Energy, Inc.	25,300	112,079
Venoco, Inc. *	7,800	68,952
W&T Offshore, Inc.	14,400	153,936
Warren Resources, Inc. *	25,540	60,019
Western Refining, Inc. *	13,500	87,885
Westmoreland Coal Co. *	4,200	33,138
World Fuel Services Corp.	12,820	562,285
Zion Oil & Gas, Inc. *(a)	5,800	54,984

		10,138,030

Paper & Forest Products 0.5%
Buckeye Technologies, Inc. *	16,790	106,617
Clearwater Paper Corp. *	4,911	196,784
Deltic Timber Corp.	4,556	204,883
Domtar Corp. *	18,300	346,968
Glatfelter	19,710	203,998
KapStone Paper and Packaging Corp. *	8,200	41,328
Louisiana-Pacific Corp. *	45,000	189,900
Neenah Paper, Inc.	6,400	62,720
Schweitzer-Mauduit International, Inc.	6,642	217,193
Wausau Paper Corp.	18,847	177,162

		1,747,553

Personal Products 0.5%
American Oriental Bioengineering, Inc. *(a)	26,800	162,944
Bare Escentuals, Inc. *	28,300	250,738
Chattem, Inc. *(a)	8,126	509,256
China Sky One Medical, Inc. *(a)	4,900	75,411
China-Biotics, Inc. *(a)	3,700	37,000
Elizabeth Arden, Inc. *	10,507	100,867
Female Health Co. (The) *	6,100	38,247
Inter Parfums, Inc.	6,050	61,831
Mannatech, Inc. (a)	6,700	23,517
Medifast, Inc. *	4,800	71,760
Nu Skin Enterprises, Inc., Class A	21,398	385,378
Nutraceutical International Corp. *	4,400	54,780
Prestige Brands Holdings, Inc. *	14,400	94,032
Revlon, Inc., Class A *	7,800	47,268
Schiff Nutrition International, Inc. *	4,500	25,515
USANA Health Sciences, Inc. *(a)	2,810	93,714

		2,032,258

Pharmaceuticals 1.3%
Acura Pharmaceuticals, Inc. *(a)	3,500	20,265
Adolor Corp. *	20,100	35,778
Akorn, Inc. *	23,700	31,995
Ardea Biosciences, Inc. *	6,000	116,880
ARYx Therapeutics, Inc. *	10,200	34,782
Auxilium Pharmaceuticals, Inc. *(a)	18,400	569,112
AVANIR Pharmaceuticals *	29,100	62,565
Biodel, Inc. *	6,800	33,524
BioMimetic Therapeutics, Inc. *	5,359	55,573
BioSpecifics Technologies Corp. *	1,800	46,422
BMP Sunstone Corp. *	15,200	75,544
Cadence Pharmaceuticals, Inc. *(a)	10,300	124,630
Caraco Pharmaceutical Laboratories Ltd. *	4,500	14,085
Cornerstone Therapeutics, Inc. *	2,500	22,500
Cypress Bioscience, Inc. *	16,520	146,037
Depomed, Inc. *	22,200	84,804
Discovery Laboratories, Inc. *(a)	48,800	23,424
Durect Corp. *	34,500	79,350
Hi-Tech Pharmacal Co., Inc. *	2,700	42,255
Impax Laboratories, Inc. *	25,900	194,250
Inspire Pharmaceuticals, Inc. *	18,300	88,938
ISTA Pharmaceuticals, Inc. *	15,700	78,186
Javelin Pharmaceuticals, Inc. *	21,800	41,420
KV Pharmaceutical Co., Class A *(a)	14,223	32,713
Lannett Co, Inc. *	3,800	33,630
MAP Pharmaceuticals, Inc. *	3,200	32,608
Matrixx Initiatives, Inc. *(a)	1,800	10,152
Medicines Co. (The) *	22,879	185,549
Medicis Pharmaceutical Corp., Class A	25,560	437,587
MiddleBrook Pharmaceuticals, Inc. *	15,800	22,910
Noven Pharmaceuticals, Inc. *	10,800	177,984
Obagi Medical Products, Inc. *	7,500	56,925
Optimer Pharmaceuticals, Inc. *(a)	12,400	174,716
Pain Therapeutics, Inc. *	15,110	66,484
Par Pharmaceutical Cos., Inc. *	15,095	244,690
Pozen, Inc. *	11,205	85,494
Questcor Pharmaceuticals, Inc. *	24,900	145,914
Repros Therapeutics, Inc. *	3,600	9,108
Salix Pharmaceuticals Ltd. *	20,870	254,196
Santarus, Inc. *	21,300	66,882
Sucampo Pharmaceuticals, Inc., Class A *	4,100	27,101
SuperGen, Inc. *	23,900	63,574
ViroPharma, Inc. *	33,600	247,632
Vivus, Inc. *	30,200	223,782
XenoPort, Inc. *	12,300	249,813

		4,871,763

Professional Services 1.5%
Acacia Research — Acacia Technologies *	14,600	114,756
Administaff, Inc.	9,119	228,522
Advisory Board Co. (The) *	6,800	173,944
Barrett Business Services, Inc.	3,000	29,940
CBIZ, Inc. *	19,043	124,541
CDI Corp.	5,321	67,577
COMSYS IT Partners, Inc. *	6,190	43,330
Corporate Executive Board Co. (The)	13,900	261,042
CoStar Group, Inc. *	8,865	325,611
CRA International, Inc. *	4,731	127,406
Diamond Management & Technology Consultants, Inc.	11,800	63,248
Exponent, Inc. *	5,900	152,279
First Advantage Corp., Class A *	4,336	70,503
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Professional Services (continued)
Franklin Covey Co. *	5,000	$32,250
GP Strategies Corp. *	6,100	42,334
Heidrick & Struggles International, Inc.	7,355	150,704
Hill International, Inc. *	10,800	50,328
Huron Consulting Group, Inc. *	9,300	412,455
ICF International, Inc. *	3,700	95,830
Kelly Services, Inc., Class A	11,340	133,358
Kforce, Inc. *	12,875	125,403
Korn/Ferry International *	19,679	273,735
MPS Group, Inc. *	40,126	347,090
Navigant Consulting, Inc. *	22,069	262,621
Odyssey Marine Exploration, Inc. *(a)	21,800	40,984
On Assignment, Inc. *	15,200	64,296
Resources Connection, Inc. *	19,555	295,280
School Specialty, Inc. *	8,108	181,376
Spherion Corp. *	22,467	123,569
TrueBlue, Inc. *	18,969	240,906
Volt Information Sciences, Inc. *	5,157	41,050
VSE Corp.	1,700	50,337
Watson Wyatt Worldwide, Inc., Class A	18,385	686,496

		5,433,101

Real Estate Investment Trusts 5.1%
Acadia Realty Trust	17,119	234,530
Agree Realty Corp.	3,300	64,416
Alexander’s, Inc.	900	247,986
American Campus Communities, Inc.	22,504	516,017
American Capital Agency Corp. (a)	3,700	84,286
Anthracite Capital, Inc. (a)	26,651	15,458
Anworth Mortgage Asset Corp.	45,300	341,562
Ashford Hospitality Trust, Inc.	30,410	90,926
Associated Estates Realty Corp.	6,500	38,610
BioMed Realty Trust, Inc.	42,303	494,099
CapLease, Inc.	19,200	58,176
Capstead Mortgage Corp.	27,500	367,400
Care Investment Trust, Inc.	5,300	34,185
CBL & Associates Properties, Inc. (a)	31,800	188,892
Cedar Shopping Centers, Inc.	16,900	89,739
Cogdell Spencer, Inc.	13,300	59,584
Colonial Properties Trust	21,200	169,176
Cousins Properties, Inc. (a)	16,106	138,834
DCT Industrial Trust, Inc.	78,170	356,455
Developers Diversified Realty Corp.	60,700	340,527
DiamondRock Hospitality Co.	45,960	310,690
DuPont Fabros Technology, Inc.	12,000	128,160
Dynex Capital, Inc. (a)	5,900	49,914
EastGroup Properties, Inc.	11,210	389,211
Education Realty Trust, Inc.	21,600	104,760
Entertainment Properties Trust	15,514	423,687
Equity Lifestyle Properties, Inc.	10,436	434,868
Equity One, Inc. (a)	13,525	203,551
Extra Space Storage, Inc.	38,340	336,625
FelCor Lodging Trust, Inc.	27,800	65,330
First Industrial Realty Trust, Inc. (a)	19,002	80,568
First Potomac Realty Trust	11,900	111,503
Franklin Street Properties Corp.	25,600	365,056
Getty Realty Corp.	7,435	166,470
Gladstone Commercial Corp.	4,100	56,375
Glimcher Realty Trust	16,378	55,358
Gramercy Capital Corp. *	18,508	26,652
Hatteras Financial Corp.	14,900	422,117
Healthcare Realty Trust, Inc.	25,500	494,955
Hersha Hospitality Trust	18,500	49,950
Highwoods Properties, Inc.	30,564	782,744
Home Properties, Inc.	14,190	506,583
Inland Real Estate Corp.	29,270	216,013
Investors Real Estate Trust	25,697	239,239
iStar Financial, Inc. *(a)	45,100	109,593
Kilroy Realty Corp.	15,500	365,800
Kite Realty Group Trust	16,769	53,661
LaSalle Hotel Properties	26,606	396,695
Lexington Realty Trust	37,958	162,460
LTC Properties, Inc.	10,040	245,177
Medical Properties Trust, Inc.	34,710	242,970
MFA Financial, Inc.	94,274	697,628
Mid-America Apartment Communities, Inc.	12,192	483,657
Mission West Properties, Inc.	6,600	45,870
Monmouth Real Estate Investment Corp., Class A	8,500	54,400
National Health Investors, Inc.	11,137	346,806
National Retail Properties, Inc.	34,440	678,812
NorthStar Realty Finance Corp. (a)	25,723	92,088
Omega Healthcare Investors, Inc.	35,700	596,547
Parkway Properties, Inc.	9,382	132,943
Pennsylvania Real Estate Investment Trust (a)	15,567	82,349
Post Properties, Inc.	19,276	272,948
Potlatch Corp.	17,141	506,859
PS Business Parks, Inc.	6,745	348,784
RAIT Financial Trust	28,143	33,772
Ramco-Gershenson Properties Trust	6,839	62,167
Redwood Trust, Inc.	33,320	541,450
Resource Capital Corp.	9,000	31,230
Saul Centers, Inc.	2,545	86,199
Sovran Self Storage, Inc.	9,801	263,843
Strategic Hotels & Resorts, Inc.	31,132	36,736
Sun Communities, Inc.	7,210	110,313
Sunstone Hotel Investors, Inc.	32,500	180,700
Tanger Factory Outlet Centers	15,897	564,979
Transcontinental Realty Investors, Inc. *(a)	300	4,125
U-Store-It Trust	21,210	102,869
UMH Properties, Inc.	4,800	40,944
Universal Health Realty Income Trust	5,073	173,344
Urstadt Biddle Properties, Inc., Class A	8,880	136,663
Walter Investment Management Corp. *	8,100	108,945
Washington Real Estate Investment Trust	25,084	641,900
Winthrop Realty Trust	4,860	46,656

		19,034,119

Real Estate Management & Development 0.1%
American Realty Investors, Inc. *	800	9,752
Avatar Holdings, Inc. *	2,592	55,598
China Housing & Land Development, Inc. *(a)	12,300	74,538
Consolidated-Tomoka Land Co.	2,380	88,727
Forestar Group, Inc. *	15,300	199,206
Tejon Ranch Co. *	4,743	125,405

		553,226

Road & Rail 0.9%
Amerco, Inc. *	3,904	175,212
Arkansas Best Corp.	10,425	296,904
Avis Budget Group, Inc. *	45,300	387,315
Celadon Group, Inc. *	9,600	88,800
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Road & Rail (continued)
Dollar Thrifty Automotive Group, Inc. *	9,500	$157,225
Genesee & Wyoming, Inc., Class A *	14,080	384,243
Heartland Express, Inc.	23,046	354,908
Knight Transportation, Inc.	24,620	446,607
Marten Transport Ltd. *	6,645	117,218
Old Dominion Freight Line, Inc. *	11,479	408,997
Patriot Transportation Holding, Inc. *	600	48,048
Saia, Inc. *	5,855	105,741
Universal Truckload Services, Inc.	2,400	38,712
USA Truck, Inc. *	3,100	44,671
Werner Enterprises, Inc.	17,262	311,752
YRC Worldwide, Inc. *(a)	19,000	26,600

		3,392,953

Semiconductors & Semiconductor Equipment 3.7%
Actel Corp. *	11,309	125,982
Advanced Analogic Technologies, Inc. *	18,600	89,652
Advanced Energy Industries, Inc. *	14,345	172,570
Amkor Technology, Inc. *(a)	47,400	296,724
Anadigics, Inc. *	27,400	113,436
Applied Micro Circuits Corp. *	29,417	254,457
Atheros Communications, Inc. *	25,765	644,125
ATMI, Inc. *	13,657	248,421
Brooks Automation, Inc. *	27,878	165,317
Cabot Microelectronics Corp. *	10,132	343,677
Cavium Networks, Inc. *(a)	15,500	292,485
Ceva, Inc. *	8,500	74,545
Cirrus Logic, Inc. *	28,297	152,238
Cohu, Inc.	10,145	123,059
Cymer, Inc. *	12,238	418,662
Diodes, Inc. *	14,140	261,024
DSP Group, Inc. *	9,848	85,776
Entegris, Inc. *	48,754	181,852
Entropic Communications, Inc. *	25,000	78,750
Exar Corp. *	15,964	112,227
FEI Co. *	16,168	396,116
FormFactor, Inc. *	21,237	489,513
GSI Technology, Inc. *	7,000	27,720
Hittite Microwave Corp. *	9,500	333,640
Intellon Corp. *	10,300	47,380
IXYS Corp.	10,102	78,088
Kopin Corp. *	29,300	116,321
Kulicke & Soffa Industries, Inc. *	26,568	155,954
Lattice Semiconductor Corp. *	49,375	109,119
MEMSIC, Inc. *	5,700	23,199
Micrel, Inc.	20,158	157,636
Microsemi Corp. *	35,208	480,589
Microtune, Inc. *	22,550	46,453
MIPS Technologies, Inc. *	18,874	67,191
MKS Instruments, Inc. *	21,323	413,027
Monolithic Power Systems, Inc. *	14,900	330,631
NetLogic Microsystems, Inc. *	7,800	309,972
NVE Corp. *	1,800	96,714
OmniVision Technologies, Inc. *	21,728	287,461
Pericom Semiconductor Corp. *	11,700	111,150
Photronics, Inc. *	18,092	92,450
PLX Technology, Inc. *	12,600	49,140
Power Integrations, Inc.	10,000	292,900
RF Micro Devices, Inc. *	116,660	606,632
Rubicon Technology, Inc. *	5,400	63,828
Rudolph Technologies, Inc. *	13,387	109,372
Semitool, Inc. *	9,718	57,531
Semtech Corp. *	26,335	484,564
Sigma Designs, Inc. *(a)	11,500	185,955
Silicon Image, Inc. *	32,406	79,395
Silicon Storage Technology, Inc. *	34,484	64,830
Skyworks Solutions, Inc. *	71,137	859,335
Standard Microsystems Corp. *	9,561	221,815
Supertex, Inc. *	4,780	110,179
Techwell, Inc. *	6,400	61,056
Tessera Technologies, Inc. *	20,528	576,632
Trident Microsystems, Inc. *	27,273	45,819
TriQuint Semiconductor, Inc. *	62,039	445,440
Ultratech, Inc. *	10,250	122,077
Veeco Instruments, Inc. *	13,942	262,667
Virage Logic Corp. *	6,200	30,938
Volterra Semiconductor Corp. *	9,800	162,582
White Electronic Designs Corp. *	9,200	42,044
Zoran Corp. *	22,359	257,576

		13,597,610

Software 4.2%
ACI Worldwide, Inc. *	15,196	229,004
Actuate Corp. *	19,400	101,462
Advent Software, Inc. *(a)	6,893	251,250
American Software, Inc., Class A	9,600	61,536
ArcSight, Inc. *	7,800	147,966
Ariba, Inc. *	37,875	398,066
AsiaInfo Holdings, Inc. *	12,400	238,948
Blackbaud, Inc.	18,994	355,188
Blackboard, Inc. *	13,600	461,992
Bottomline Technologies, Inc. *	11,600	118,668
Callidus Software, Inc. *	12,600	32,130
China TransInfo Technology Corp. *(a)	5,100	28,866
Chordiant Software, Inc. *	12,940	50,854
Commvault Systems, Inc. *	18,100	315,121
Concur Technologies, Inc. *	17,100	589,779
Deltek, Inc. *	6,141	38,136
DemandTec, Inc. *	8,700	77,517
Double-Take Software, Inc. *	7,200	62,640
Dynamics Research Corp. *	3,400	41,888
Ebix, Inc. *	2,900	120,292
Epicor Software Corp. *	19,489	118,493
EPIQ Systems, Inc. *	13,575	217,879
ePlus, Inc. *	1,400	22,918
Fair Isaac Corp.	21,200	406,828
FalconStor Software, Inc. *	15,399	82,385
GSE Systems, Inc. *	7,800	61,230
i2 Technologies, Inc. *	6,700	90,182
Informatica Corp. *	37,753	694,278
Interactive Intelligence, Inc. *	5,500	88,880
Jack Henry & Associates, Inc.	35,235	756,495
JDA Software Group, Inc. *	11,429	235,552
Kenexa Corp. *	9,800	119,560
Lawson Software, Inc. *	60,840	361,389
Manhattan Associates, Inc. *	10,340	191,290
Mentor Graphics Corp. *	40,600	281,764
MicroStrategy, Inc., Class A *	3,686	225,030
Monotype Imaging Holdings, Inc. *	10,272	74,780
MSC.Software Corp. *	19,700	144,007
Net 1 UEPS Technologies, Inc. *	16,200	273,132
NetScout Systems, Inc. *	10,100	100,495
NetSuite, Inc. *(a)	7,700	93,632
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Software (continued)
OpenTV Corp., Class A *	36,100	$49,818
Opnet Technologies, Inc.	5,500	52,250
Parametric Technology Corp. *	50,840	656,344
Pegasystems, Inc.	6,700	189,610
Pervasive Software, Inc. *	6,100	32,452
Phoenix Technologies Ltd. *	12,600	41,706
Progress Software Corp. *	17,635	399,080
PROS Holdings, Inc. *	8,900	69,954
QAD, Inc.	5,300	19,928
Quest Software, Inc. *	27,062	398,894
Radiant Systems, Inc. *	11,735	118,054
Renaissance Learning, Inc.	2,065	20,092
Rosetta Stone, Inc. *(a)	2,600	79,794
S1 Corp. *	22,878	162,205
Smith Micro Software, Inc. *	11,800	134,874
Solarwinds, Inc. *	5,000	100,000
Solera Holdings, Inc. *	30,000	807,900
SonicWALL, Inc. *	23,351	177,234
Sourcefire, Inc. *	10,000	176,400
SPSS, Inc. *	7,973	394,504
SRS Labs, Inc. *	4,500	33,480
SuccessFactors, Inc. *	16,600	175,130
Symyx Technologies *	14,759	102,280
Synchronoss Technologies, Inc. *	8,600	102,168
Take-Two Interactive Software, Inc.	33,400	317,968
Taleo Corp., Class A *	13,800	241,500
TeleCommunication Systems, Inc., Class A *	16,200	134,136
THQ, Inc. *	29,341	196,878
TIBCO Software, Inc. *	73,760	643,925
TiVo, Inc. *	45,179	463,085
Tyler Technologies, Inc. *	13,000	200,200
Ultimate Software Group, Inc. *	10,600	271,360
Unica Corp. *	5,900	36,934
VASCO Data Security International, Inc. *	11,600	87,000

		15,448,639

Specialty Retail 3.1%
America’s Car-Mart, Inc. *	4,300	94,041
AnnTaylor Stores Corp. *	24,300	293,301
Asbury Automotive Group, Inc. *	13,660	191,103
Bebe Stores, Inc.	9,500	69,065
Big 5 Sporting Goods Corp.	9,300	120,900
Books-A-Million, Inc.	2,500	23,175
Borders Group, Inc. *	19,500	77,415
Brown Shoe Co., Inc.	18,054	139,919
Buckle, Inc. (The) (a)	10,957	339,010
Build-A-Bear Workshop, Inc. *	7,100	33,725
Cabela’s, Inc. *	17,005	275,651
Cato Corp. (The), Class A	11,991	238,501
Charlotte Russe Holding, Inc. *	9,136	137,131
Charming Shoppes, Inc. *	50,010	241,548
Children’s Place Retail Stores, Inc. (The) *	9,911	324,783
Christopher & Banks Corp.	15,539	123,069
Citi Trends, Inc. *	6,400	186,880
Coldwater Creek, Inc. *	24,700	181,298
Collective Brands, Inc. *	28,114	447,575
Conn’s, Inc. *(a)	4,100	51,701
Destination Maternity Corp. *	2,400	54,768
Dress Barn, Inc. *	19,429	302,898
DSW, Inc., Class A *(a)	5,765	77,770
Finish Line (The), Class A	18,356	159,697
Gander Mountain Co. *(a)	3,100	18,259
Genesco, Inc. *	8,320	180,710
Group 1 Automotive, Inc.	10,308	303,674
Gymboree Corp. *	12,302	489,374
Haverty Furniture Cos., Inc.	7,575	81,356
hhgregg, Inc. *	4,900	89,915
Hibbett Sports, Inc. *	12,359	227,529
HOT Topic, Inc. *	17,538	135,569
J Crew Group, Inc. *(a)	21,790	613,606
Jo-Ann Stores, Inc. *	11,783	274,544
Jos. A. Bank Clothiers, Inc. *	7,555	276,437
Kirkland’s, Inc. *	5,400	74,574
Lithia Motors, Inc.	7,900	94,721
Lumber Liquidators, Inc. *	6,600	108,372
Men’s Wearhouse, Inc. (The)	22,600	488,386
Midas, Inc. *	6,100	60,207
Monro Muffler, Inc.	7,275	193,442
New York & Co., Inc. *	9,900	35,640
OfficeMax, Inc.	32,500	302,575
Pacific Sunwear of California *	28,460	94,487
PEP Boys-Manny Moe & Jack	21,683	215,312
Pier 1 Imports, Inc. *	35,300	79,778
Rent-A-Center, Inc. *	28,650	594,774
REX Stores Corp. *	3,100	34,720
Sally Beauty Holdings, Inc. *	40,700	284,086
Shoe Carnival, Inc. *	3,700	46,250
Sonic Automotive, Inc., Class A (a)	11,252	138,400
Stage Stores, Inc.	16,501	205,932
Stein Mart, Inc. *	10,833	119,488
Syms Corp. *	2,700	18,954
Systemax, Inc. *	4,400	57,332
Talbots, Inc.	10,500	52,605
Tractor Supply Co. *	15,100	724,347
Tween Brands, Inc. *	10,707	77,519
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,600	131,428
West Marine, Inc. *	6,800	60,452
Wet Seal, Inc. (The), Class A *	40,905	134,987
Zale Corp. *(a)	8,702	51,516
Zumiez, Inc. *	8,400	80,220

		11,436,401

Textiles, Apparel & Luxury Goods 1.9%
American Apparel, Inc. *	14,500	55,680
Carter’s, Inc. *	24,408	691,723
Cherokee, Inc.	3,200	64,960
Columbia Sportswear Co. (a)	5,300	187,673
CROCS, Inc. *	36,300	124,146
Deckers Outdoor Corp. *	5,478	370,368
FGX International Holdings Ltd. *	5,700	75,297
Fossil, Inc. *	20,145	530,619
Fuqi International, Inc. *(a)	3,700	89,577
G-III Apparel Group Ltd. *	5,700	68,913
Iconix Brand Group, Inc. *	30,100	527,352
Jones Apparel Group, Inc.	37,200	511,872
K-Swiss, Inc., Class A	11,281	122,286
Kenneth Cole Productions, Inc., Class A	3,870	31,076
Liz Claiborne, Inc.	40,200	127,032
Lululemon Athletica, Inc. *(a)	17,400	308,328
Maidenform Brands, Inc. *	7,700	106,491
Movado Group, Inc.	6,837	97,632
Oxford Industries, Inc.	6,157	84,412
Perry Ellis International, Inc. *	5,282	40,724
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
Quiksilver, Inc. *	55,500	$119,325
Skechers U.S.A., Inc., Class A *	14,385	198,944
Steven Madden Ltd. *	6,598	211,532
Timberland Co. (The) Class A *	18,400	250,976
True Religion Apparel, Inc. *	10,800	241,488
Under Armour, Inc., Class A *(a)	14,330	348,076
Unifi, Inc. *	19,000	39,900
UniFirst Corp.	6,143	239,086
Volcom, Inc. *	7,800	94,614
Warnaco Group, Inc. (The) *	19,623	712,904
Weyco Group, Inc.	2,800	66,584
Wolverine World Wide, Inc.	21,346	514,439

		7,254,029

Thrifts & Mortgage Finance 1.4%
Abington Bancorp, Inc.	9,500	77,710
Astoria Financial Corp.	36,700	356,357
Bank Mutual Corp.	20,460	201,326
BankFinancial Corp.	8,600	91,590
Beneficial Mutual Bancorp, Inc. *	13,900	124,127
Berkshire Hills Bancorp, Inc.	5,840	133,502
Brookline Bancorp, Inc.	26,485	308,550
Brooklyn Federal Bancorp, Inc.	1,700	21,199
Cheviot Financial Corp.	2,000	17,000
Clifton Savings Bancorp, Inc.	4,000	43,160
Danvers Bancorp, Inc.	7,500	94,125
Dime Community Bancshares	11,164	134,415
Doral Financial Corp. *(a)	2,300	4,991
ESB Financial Corp.	3,700	54,871
ESSA Bancorp, Inc.	6,600	88,902
First Defiance Financial Corp.	3,300	50,259
First Financial Holdings, Inc.	5,100	73,032
First Financial Northwest, Inc.	8,600	66,736
First Financial Service Corp. (a)	1,600	27,184
Flagstar Bancorp, Inc. *(a)	28,595	25,736
Flushing Financial Corp.	9,350	99,204
Fox Chase Bancorp, Inc. *	2,300	22,701
Heritage Financial Group	500	4,685
Home Federal Bancorp, Inc.	7,900	89,981
K-Fed Bancorp (a)	1,400	13,118
Kearny Financial Corp.	7,400	83,546
Kentucky First Federal Bancorp	1,600	22,224
Legacy Bancorp, Inc.	2,900	38,599
Meridian Interstate Bancorp, Inc. *	4,200	38,724
MGIC Investment Corp. (a)	53,400	352,440
NASB Financial, Inc. (a)	1,400	37,604
NewAlliance Bancshares, Inc.	46,120	564,970
Northeast Community Bancorp, Inc.	2,200	16,808
Northwest Bancorp, Inc.	7,290	149,372
OceanFirst Financial Corp.	3,900	47,463
Ocwen Financial Corp. *	15,860	226,005
Oritani Financial Corp.	3,800	51,908
PMI Group, Inc. (The)	30,700	70,610
Provident Financial Services, Inc.	25,906	306,727
Provident New York Bancorp	13,975	135,557
Prudential Bancorp, Inc. of Pennsylvania	2,400	28,680
Radian Group, Inc.	35,500	118,215
Rockville Financial, Inc.	3,600	44,784
Roma Financial Corp.	3,600	46,368
Tree.com, Inc. *	3,000	29,940
Trustco Bank Corp.	33,008	207,620
United Financial Bancorp, Inc.	7,400	98,272
ViewPoint Financial Group	4,400	57,772
Waterstone Financial, Inc. *	2,660	13,832
Westfield Financial, Inc.	13,528	131,494
WSFS Financial Corp.	2,709	72,791

		5,216,786

Tobacco 0.2%
Alliance One International, Inc. *	38,611	159,850
Star Scientific, Inc. *(a)	31,200	32,136
Universal Corp.	10,832	412,374
Vector Group Ltd.	16,189	240,568

		844,928

Trading Companies & Distributors 0.8%
Aceto Corp.	10,700	75,221
Aircastle Ltd.	20,300	147,378
Applied Industrial Technologies, Inc.	18,312	405,062
Beacon Roofing Supply, Inc. *	19,570	328,189
BlueLinx Holdings, Inc. *	6,700	26,733
DXP Enterprises, Inc. *	3,400	34,476
H&E Equipment Services, Inc. *	12,500	133,000
Houston Wire & Cable Co.	7,600	81,700
Interline Brands, Inc. *	14,100	238,713
Kaman Corp.	11,108	213,051
Lawson Products, Inc.	1,724	28,963
RSC Holdings, Inc. *(a)	20,400	160,956
Rush Enterprises, Inc., Class A *	14,350	187,985
TAL International Group, Inc.	6,200	68,758
Textainer Group Holdings Ltd.	4,000	48,080
Titan Machinery, Inc. *	5,800	72,094
United Rentals, Inc. *	26,900	200,943
Watsco, Inc.	10,233	536,823
Willis Lease Finance Corp. *	1,800	26,010

		3,014,135

Transportation Infrastructure 0.0%
CAI International, Inc. *	3,900	25,506

Water Utility 0.4%
American States Water Co.	7,846	285,202
Artesian Resources Corp., Class A	2,600	45,994
Cadiz, Inc. *	5,000	58,200
California Water Service Group	8,497	321,782
Connecticut Water Service, Inc.	3,700	80,031
Consolidated Water Co., Inc.	6,200	109,058
Middlesex Water Co.	5,800	88,682
Pennichuck Corp.	2,200	50,490
SJW Corp.	5,645	126,561
Southwest Water Co.	10,425	50,978
York Water Co. (The)	5,600	96,936

		1,313,914

Wireless Telecommunication Services 0.4%
Centennial Communications Corp. *	36,400	279,188
iPCS, Inc. *	7,400	133,274
Shenandoah Telecommunications Co.	10,283	209,362
SWS Group, Inc. (d)	10,425	143,448
Syniverse Holdings, Inc. *	30,200	529,406
USA Mobility, Inc.	9,824	132,624
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
Virgin Mobile USA, Inc., Class A *	14,100	$69,231

		1,496,533

Total Common Stocks (cost $437,208,163)		353,919,861

Warrants 0.0%
Hotels, Restaurants & Leisure 0.0%
Krispy Kreme Doughnuts, Inc. 03/02/12*	301	18

Oil, Gas & Consumable Fuels 0.0%(b)
GreenHunter Energy, Inc. 09/16/11*	120	0

Total Warrants (cost $—)		18

	Principal	Market
	Amount	Value
Repurchase Agreements 11.5%
Morgan Stanley, 0.20%, dated 07/31/09, due 08/03/09, repurchase price $26,579,082, collateralized by U.S. Government Agency Mortgages ranging 4.50% - 6.50%, maturing 12/01/17 - 08/01/39; total market value of $27,110,212. (c)	$26,578,639	26,578,639
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $16,130,202, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $16,452,546.	16,129,947	16,129,947

Total Repurchase Agreements (cost $42,708,586)		42,708,586

Total Investments (cost $479,916,749) (d) — 106.7%		396,628,465

Liabilities in excess of other assets — (6.7)%		(24,768,348)

NET ASSETS — 100.0%		$371,860,117

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at July 31, 2009. The total value of securities on loan at July 31, 2009 was 25,616,742.

(b)	Fair Valued Security.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2009 was $26,578,639.

(d)	At July 31, 2009, the tax basis cost of the fund’s investments was $483,171,649, tax unrealized appreciation and depreciation were $17,953,638 and $(104,496,822) respectively.

CH	Switzerland

IT	Italy

LLC	Limited Liability Company

Ltd	Limited

NA	National Association

NL	Netherlands

NV	Public Traded Company

SA	Stock Company
At July 31, 2009, the Fund’s open futures contracts were as follows (See Note 2 to Statement of Investments):

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

319	Russell 2000	09/18/09	$17,733,210	$1,466,895
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Investor Destinations Aggressive Fund

		Market
	Shares	Value
Mutual Funds 100.1%(a)
Equity Funds 95.5%
Nationwide International Index Fund, Institutional Class	38,484,971	$249,382,613
Nationwide Mid Cap Market Index Fund, Institutional Class	12,103,516	125,755,530
Nationwide S&P 500 Index Fund, Institutional Class	39,593,980	328,234,096
Nationwide Small Cap Index Fund, Institutional Class	9,951,965	84,790,746

Total Equity Funds (cost $1,026,881,218)		788,162,985

Fixed Income Fund 4.6%
Nationwide Bond Index Fund, Institutional Class	3,419,007	37,677,452

Total Fixed Income Fund (cost $36,799,864)		37,677,452

Total Investments (cost $1,063,681,082) (b) — 100.1%		825,840,437

Liabilities in excess of other assets — (0.1)%		(414,895)

NET ASSETS — 100.0%		$825,425,542

(a)	Investment in affiliate.

(b)	At July 31, 2009, the tax basis cost of the fund’s investments was $1,083,316,923, tax unrealized appreciation and depreciation were $877,588 and $(258,354,074) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Investor Destinations Moderately Aggressive Fund

		Market
	Shares	Value
Mutual Funds 98.2%(a)
Equity Funds 81.5%
Nationwide International Index Fund, Institutional Class	54,705,456	$354,491,354
Nationwide Mid Cap Market Index Fund, Institutional Class	20,685,057	214,917,746
Nationwide S&P 500 Index Fund, Institutional Class	58,886,230	488,166,845
Nationwide Small Cap Index Fund, Institutional Class	8,425,564	71,785,801

Total Equity Funds (cost $1,441,085,649)		1,129,361,746

Fixed Income Funds 16.7%
Nationwide Bond Index Fund, Institutional Class	17,562,421	193,537,878
Nationwide Enhanced Income Fund, Institutional Class	4,139,843	38,003,763

Total Fixed Income Funds (cost $226,725,654)		231,541,641

Money Market Fund 0.0%(b)
Nationwide Money Market Fund, Institutional Class, 0.00%	4,809	4,809

Total Money Market Fund (cost $4,809)		4,809

Total Mutual Funds (cost $1,667,816,112)		1,360,908,196

	Principal	Market
	Amount	Value
Fixed Contract 1.8%(a) (c)
Nationwide Fixed Contract, 3.75%	$25,730,801	25,730,801

Total Fixed Contract (cost $25,730,801)		25,730,801

Total Investments (cost $1,693,546,913) (d) — 100.0%		1,386,638,997

Liabilities in excess of other assets — 0.0%		(189,580)

NET ASSETS — 100.0%		$1,386,449,417

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At July 31, 2009, the tax basis cost of the fund’s investments was $1,719,711,834, tax unrealized appreciation and depreciation were $4,815,987 and $(337,888,824) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Investor Destinations Moderate Fund

		Market
	Shares	Value
Mutual Funds 94.2%(a)
Equity Funds 62.2%
Nationwide International Index Fund, Institutional Class	28,780,360	$186,496,734
Nationwide Mid Cap Market Index Fund, Institutional Class	12,158,064	126,322,281
Nationwide S&P 500 Index Fund, Institutional Class	44,505,066	368,947,000
Nationwide Small Cap Index Fund, Institutional Class	7,406,161	63,100,489

Total Equity Funds (cost $927,640,598)		744,866,504

Fixed Income Funds 29.6%
Nationwide Bond Index Fund, Institutional Class	25,768,129	283,964,786
Nationwide Enhanced Income Fund, Institutional Class	7,692,627	70,618,314

Total Fixed Income Funds (cost $347,677,124)		354,583,100

Money Market Fund 2.4%(b)
Nationwide Money Market Fund, Institutional Class, 0.00%	27,931,567	27,931,567

Total Money Market Fund (cost $27,931,567)		27,931,567

Total Mutual Funds (cost $1,303,249,289)		1,127,381,171

	Principal	Market
	Amount	Value
Fixed Contract 5.8%(a) (c)
Nationwide Fixed Contract, 3.75%	$69,315,905	69,315,905

Total Fixed Contract (cost $69,315,905)		69,315,905

Total Investments (cost $1,372,565,194) (d) — 100.0%		1,196,697,076

Other assets in excess of liabilities — 0.0%		285,974

NET ASSETS — 100.0%		$1,196,983,050

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At July 31, 2009, the tax basis cost of the fund’s investments was $1,395,609,146, tax unrealized appreciation and depreciation were $6,905,976 and $(205,818,046) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Investor Destinations Moderately Conservative Fund

		Market
	Shares	Value
Mutual Funds 91.8%(a)
Equity Funds 42.4%
Nationwide International Index Fund, Institutional Class	6,286,915	$40,739,212
Nationwide Mid Cap Market Index Fund, Institutional Class	4,058,679	42,169,679
Nationwide S&P 500 Index Fund, Institutional Class	9,870,987	81,830,484

Total Equity Funds (cost $199,015,466)		164,739,375

Fixed Income Funds 43.8%
Nationwide Bond Index Fund, Institutional Class	11,876,233	130,876,089
Nationwide Enhanced Income Fund, Institutional Class	4,286,860	39,353,378

Total Fixed Income Funds (cost $167,283,930)		170,229,467

Money Market Fund 5.6%(b)
Nationwide Money Market Fund, Institutional Class, 0.00%	21,779,969	21,779,969

Total Money Market Fund (cost $21,779,969)		21,779,969

Total Mutual Funds (cost $388,079,365)		356,748,811

	Principal	Market
	Amount	Value
Fixed Contract 8.1%(a) (c)
Nationwide Fixed Contract, 3.75%	$31,540,723	31,540,723

Total Fixed Contract (cost $31,540,723)		31,540,723

Total Investments (cost $419,620,088) (d) — 99.9%		388,289,534

Other assets in excess of liabilities — 0.1%		318,432

NET ASSETS — 100.0%		$388,607,966

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At July 31, 2009, the tax basis cost of the fund’s investments was $427,337,074, tax unrealized appreciation and depreciation were $2,945,537 and $(41,993,077) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Investor Destinations Conservative Fund

		Market
	Shares	Value
Mutual Funds 87.4%(a)
Equity Funds 22.1%
Nationwide International Index Fund, Institutional Class	2,312,789	$14,986,875
Nationwide Mid Cap Market Index Fund, Institutional Class	1,448,775	15,052,775
Nationwide S&P 500 Index Fund, Institutional Class	3,758,854	31,160,896

Total Equity Funds (cost $70,117,941)		61,200,546

Fixed Income Funds 53.7%
Nationwide Bond Index Fund, Institutional Class	9,940,263	109,541,695
Nationwide Enhanced Income Fund, Institutional Class	4,283,604	39,323,481

Total Fixed Income Funds (cost $146,125,895)		148,865,176

Money Market Fund 11.6%(b)
Nationwide Money Market Fund, Institutional Class, 0.00%	32,114,533	32,114,533

Total Money Market Fund (cost $32,114,533)		32,114,533

Total Mutual Funds (cost $248,358,369)		242,180,255

	Principal	Market
	Amount	Value
Fixed Contract 12.5%(a) (c)
Nationwide Fixed Contract, 3.75%	$34,726,805	34,726,805

Total Fixed Contract (cost $34,726,805)		34,726,805

Total Investments (cost $283,085,174) (d) — 99.9%		276,907,060

Other assets in excess of liabilities — 0.1%		315,469

NET ASSETS — 100.0%		$277,222,529

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At July 31, 2009, the tax basis cost of the fund’s investments was $287,150,111, tax unrealized appreciation and depreciation were $2,739,281 and $(12,982,332) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Growth Fund

		Market
	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc. *	4,450	$350,304
Raytheon Co.	26,150	1,227,743
United Technologies Corp.	10,360	564,309

		2,142,356

Beverages 3.1%
Coca-Cola Co. (The)	7,520	374,797
PepsiCo, Inc.	62,790	3,563,332

		3,938,129

Biotechnology 4.0%
Amgen, Inc. *	33,950	2,115,424
Biogen Idec, Inc. *	7,200	342,360
Gilead Sciences, Inc. *	53,490	2,617,266

		5,075,050

Capital Markets 3.4%
BlackRock, Inc.	2,600	495,404
Charles Schwab Corp. (The)	47,400	847,038
Goldman Sachs Group, Inc. (The)	8,070	1,317,831
Northern Trust Corp.	6,300	376,803
State Street Corp.	21,090	1,060,827
TD Ameritrade Holding Corp. *	12,900	239,166

		4,337,069

Chemicals 3.7%
Air Products & Chemicals, Inc.	13,600	1,014,560
Lubrizol Corp.	4,900	283,857
Monsanto Co.	15,977	1,342,068
Praxair, Inc.	13,400	1,047,612
Valspar Corp.	38,850	983,682

		4,671,779

Communications Equipment 5.9%
Brocade Communications Systems, Inc. *	122,700	964,422
Cisco Systems, Inc. *	164,340	3,617,124
QUALCOMM, Inc.	62,120	2,870,565

		7,452,111

Computers & Peripherals 8.5%
Apple, Inc. *	28,240	4,614,134
Dell, Inc. *	44,200	591,396
EMC Corp. *	63,850	961,581
Hewlett-Packard Co.	77,040	3,335,832
International Business Machines Corp.	8,550	1,008,301
Western Digital Corp. *	6,300	190,575

		10,701,819

Diversified Financial Services 1.2%
JPMorgan Chase & Co.	39,600	1,530,540

Electrical Equipment 0.8%
Emerson Electric Co.	27,300	993,174

Electronic Equipment & Instruments 0.7%
Corning, Inc.	14,100	239,700
FLIR Systems, Inc. *	32,000	687,680

		927,380

Energy Equipment & Services 1.7%
Schlumberger Ltd.	17,720	948,020
Transocean Ltd. *	9,814	782,078
Weatherford International Ltd. *	22,250	417,410

		2,147,508

Food & Staples Retailing 3.9%
CVS Caremark Corp.	64,469	2,158,422
Wal-Mart Stores, Inc.	48,960	2,442,125
Walgreen Co.	8,600	267,030

		4,867,577

Food Products 1.6%
Campbell Soup Co.	12,200	378,566
Kellogg Co.	34,250	1,626,875

		2,005,441

Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	41,750	2,353,447
Medtronic, Inc.	10,300	364,826
St. Jude Medical, Inc. *	32,250	1,216,148

		3,934,421

Health Care Providers & Services 2.6%
Express Scripts, Inc. *	24,750	1,733,490
Lincare Holdings, Inc. *	10,150	265,727
Quest Diagnostics, Inc.	22,550	1,231,681

		3,230,898

Hotels, Restaurants & Leisure 4.4%
Darden Restaurants, Inc.	40,000	1,295,600
International Game Technology	12,800	252,800
McDonald’s Corp.	19,770	1,088,536
Starwood Hotels & Resorts Worldwide, Inc.	60,500	1,428,405
WMS Industries, Inc. *	42,350	1,531,376

		5,596,717

Household Products 2.2%
Clorox Co.	7,250	442,323
Colgate-Palmolive Co.	24,200	1,753,048
Energizer Holdings, Inc. *	4,600	294,676
Procter & Gamble Co. (The)	6,330	351,378

		2,841,425

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) *	21,400	273,706

Industrial Conglomerate 1.3%
3M Co.	22,450	1,583,174

Information Technology Services 2.2%
Cognizant Technology Solutions Corp., Class A *	17,720	524,335
Paychex, Inc.	21,900	580,350
SAIC, Inc. *	11,000	198,990
Visa, Inc., Class A	23,020	1,506,889

		2,810,564

Internet & Catalog Retail 0.2%
Amazon.com, Inc. *	2,800	240,128

Internet Software & Services 2.5%
Google, Inc., Class A *	7,070	3,132,364

Leisure Equipment & Products 0.4%
Hasbro, Inc.	19,500	516,750

Life Sciences Tools & Services 1.7%
Covance, Inc. *	17,050	940,308
Mettler-Toledo International, Inc. *	2,650	222,759
Thermo Fisher Scientific, Inc. *	22,450	1,016,536

		2,179,603

Machinery 3.2%
Danaher Corp.	17,820	1,091,297
Deere & Co.	15,550	680,157
Harsco Corp.	8,300	228,333
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
Machinery (continued)
Joy Global, Inc.	20,100	$747,318
PACCAR, Inc.	9,100	315,315
SPX Corp.	18,250	963,965

		4,026,385

Media 0.8%
Comcast Corp., Class A	51,200	760,832
Marvel Entertainment, Inc. *	6,700	265,052

		1,025,884

Metals & Mining 1.9%
Alcoa, Inc.	17,400	204,624
Freeport-McMoRan Copper & Gold, Inc.	12,750	768,825
Nucor Corp.	19,386	862,095
Steel Dynamics, Inc.	32,400	530,064

		2,365,608

Multiline Retail 0.8%
Target Corp.	22,500	981,450

Oil, Gas & Consumable Fuels 3.8%
Apache Corp.	15,400	1,292,830
Exxon Mobil Corp.	4,400	309,716
Hess Corp.	23,900	1,319,280
Peabody Energy Corp.	29,450	975,089
Range Resources Corp.	20,100	932,841

		4,829,756

Pharmaceuticals 5.0%
Abbott Laboratories	44,300	1,993,057
Allergan, Inc.	18,450	985,783
Bristol-Myers Squibb Co.	45,800	995,692
Johnson & Johnson	34,500	2,100,705
Schering-Plough Corp.	9,300	246,543

		6,321,780

Professional Services 0.4%
FTI Consulting, Inc. *	9,400	511,642

Road & Rail 2.7%
Canadian National Railway Co.	14,550	709,749
Con-way, Inc.	29,900	1,361,945
Union Pacific Corp.	24,300	1,397,736

		3,469,430

Semiconductors & Semiconductor Equipment 4.6%
Intel Corp.	112,530	2,166,202
Marvell Technology Group Ltd. *	78,450	1,046,523
NVIDIA Corp. *	38,000	491,340
Silicon Laboratories, Inc. *	23,900	1,023,637
Teradyne, Inc. *	65,000	512,200
Texas Instruments, Inc.	25,250	607,263

		5,847,165

Software 7.4%
Adobe Systems, Inc. *	19,000	615,980
McAfee, Inc. *	25,100	1,118,958
Microsoft Corp.	180,420	4,243,478
Oracle Corp.	155,490	3,440,994

		9,419,410

Specialty Retail 3.4%
Advance Auto Parts, Inc.	18,250	843,698
Aeropostale, Inc. *	27,150	988,260
Gap, Inc. (The)	16,050	261,936
Lowe’s Cos., Inc.	58,900	1,322,894
Urban Outfitters, Inc. *	36,300	872,652

		4,289,440

Tobacco 2.3%
Philip Morris International, Inc.	62,000	2,889,200

Trading Companies & Distributors 0.9%
W.W. Grainger, Inc.	12,420	1,116,682

Wireless Telecommunication Services 0.1%
NII Holdings, Inc. *	7,350	169,197

Total Common Stocks (cost $113,585,761)		124,392,712

	Principal	Market
	Amount	Value
Repurchase Agreement 2.0%
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $2,541,523, collateralized by U.S. Treasury Bills 0.00%, maturing 08/06/09-10/08/09; total market value of $2,592,313	$2,541,483	2,541,483

Total Repurchase Agreement (cost $2,541,483)		2,541,483

Total Investments (cost $116,127,244) (a) — 100.3%		126,934,195

Liabilities in excess of other assets — (0.3)%		(406,190)

NET ASSETS — 100.0%		$126,528,005

*	Denotes a non-income producing security.

(a)	At July 31, 2009, the tax basis cost of the fund’s investments was $124,185,626, tax unrealized appreciation and depreciation were $4,117,546 and $(1,368,977) respectively.

LLC	Limited Liability Company

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Fund

		Market
	Shares	Value
Common Stocks 98.1%
Aerospace & Defense 4.3%
Boeing Co.	44,600	$1,913,786
Honeywell International, Inc.	55,200	1,915,440
ITT Corp.	208,000	10,275,200
Lockheed Martin Corp.	20,000	1,495,200
United Technologies Corp.	246,600	13,432,302

		29,031,928

Air Freight & Logistics 0.3%
FedEx Corp.	24,600	1,668,864

Auto Components 0.4%
BorgWarner, Inc.	86,000	2,854,340

Beverages 2.4%
Coca-Cola Co. (The)	62,400	3,110,016
PepsiCo, Inc.	231,700	13,148,975

		16,258,991

Biotechnology 2.4%
Amgen, Inc. *	44,200	2,754,102
Gilead Sciences, Inc. *	279,100	13,656,363

		16,410,465

Capital Markets 4.0%
Charles Schwab Corp. (The)	256,800	4,589,016
Franklin Resources, Inc.	22,300	1,977,564
Goldman Sachs Group, Inc. (The)	60,610	9,897,613
Morgan Stanley	86,700	2,470,950
State Street Corp.	125,500	6,312,650
T. Rowe Price Group, Inc.	41,600	1,943,136

		27,190,929

Chemicals 2.0%
E.I. Du Pont de Nemours & Co.	70,200	2,171,286
Monsanto Co.	63,800	5,359,200
Praxair, Inc.	79,500	6,215,310

		13,745,796

Commercial Banks 2.8%
PNC Financial Services Group, Inc.	45,000	1,649,700
Royal Bank of Canada	164,100	7,813,415
SunTrust Banks, Inc.	90,500	1,764,750
Wells Fargo & Co.	309,900	7,580,154

		18,808,019

Communications Equipment 3.5%
Cisco Systems, Inc. *	618,636	13,616,178
QUALCOMM, Inc.	215,100	9,939,771

		23,555,949

Computers & Peripherals 3.7%
Apple, Inc. *	27,100	4,427,869
Dell, Inc. *	168,700	2,257,206
EMC Corp. *	463,200	6,975,792
Hewlett-Packard Co.	115,000	4,979,500
International Business Machines Corp.	53,511	6,310,552

		24,950,919

Consumer Finance 0.7%
Capital One Financial Corp.	147,900	4,540,530

Distributors 0.5%
Genuine Parts Co.	89,300	3,163,006

Diversified Financial Services 2.7%
Bank of America Corp.	302,084	4,467,822
JPMorgan Chase & Co.	345,530	13,354,735

		17,822,557

Diversified Telecommunication Services 2.2%
AT&T, Inc.	180,100	4,724,023
TELUS Corp.	217,749	6,287,831
Verizon Communications, Inc.	116,100	3,723,327

		14,735,181

Electric Utilities 1.8%
Edison International	55,400	1,790,528
Northeast Utilities	72,060	1,658,101
PPL Corp.	257,100	8,687,409

		12,136,038

Electrical Equipment 1.0%
Emerson Electric Co.	183,300	6,668,454

Electronic Equipment & Instruments 0.3%
Corning, Inc.	106,800	1,815,600

Energy Equipment & Services 2.8%
ENSCO International, Inc.	127,200	4,819,608
Halliburton Co.	95,700	2,114,013
Schlumberger Ltd.	217,400	11,630,900

		18,564,521

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	31,600	1,564,200
CVS Caremark Corp.	353,160	11,823,797
Kroger Co. (The)	77,200	1,650,536
Safeway, Inc.	69,600	1,317,528
SYSCO Corp.	321,800	7,645,968
Wal-Mart Stores, Inc.	82,500	4,115,100

		28,117,129

Food Products 3.0%
Archer-Daniels-Midland Co.	47,400	1,427,688
Kellogg Co.	175,500	8,336,250
Kraft Foods, Inc., Class A	373,200	10,576,488

		20,340,426

Gas Utility 0.4%
UGI Corp.	109,400	2,892,536

Health Care Equipment & Supplies 0.9%
St. Jude Medical, Inc. *	168,816	6,366,051

Health Care Providers & Services 3.2%
Aetna, Inc.	285,657	7,704,169
Express Scripts, Inc. *	31,300	2,192,252
McKesson Corp.	36,000	1,841,400
Quest Diagnostics, Inc.	146,400	7,996,368
UnitedHealth Group, Inc.	66,600	1,868,796

		21,602,985

Hotels, Restaurants & Leisure 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	144,000	3,399,840

Household Durables 1.2%
Black & Decker Corp.	54,500	2,049,200
Toll Brothers, Inc. *	318,700	6,233,772

		8,282,972

Household Products 2.0%
Procter & Gamble Co. (The)	236,310	13,117,568

Independent Power Producers & Energy Traders 0.4%
AES Corp. (The) *	206,700	2,643,693

Industrial Conglomerates 2.4%
3M Co.	160,500	11,318,460
General Electric Co.	350,550	4,697,370

		16,015,830

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Fund

		Market
	Shares	Value
Common Stocks (continued)
Information Technology Services 3.1%
Accenture Ltd., Class A	55,400	$1,942,878
Alliance Data Systems Corp. *(a)	125,100	6,380,100
Cognizant Technology Solutions Corp., Class A *	298,600	8,835,574
Computer Sciences Corp. *	31,700	1,526,989
SAIC, Inc. *	118,100	2,136,429

		20,821,970

Insurance 1.6%
Aflac, Inc.	107,700	4,077,522
MetLife, Inc.	204,975	6,958,901

		11,036,423

Internet Software & Services 0.5%
Google, Inc., Class A *	7,950	3,522,248

Leisure Equipment & Products 0.4%
Mattel, Inc.	138,400	2,433,072

Life Sciences Tools & Services 0.3%
Mettler-Toledo International, Inc. *	25,900	2,177,154

Machinery 2.9%
Caterpillar, Inc.	49,300	2,172,158
Cummins, Inc.	63,200	2,718,232
Deere & Co.	151,567	6,629,541
Eaton Corp.	34,800	1,806,816
PACCAR, Inc.	175,100	6,067,215

		19,393,962

Media 1.7%
Comcast Corp., Class A	470,800	6,996,088
DISH Network Corp., Class A *	107,300	1,818,735
Walt Disney Co. (The)	115,230	2,894,578

		11,709,401

Metals & Mining 0.7%
Allegheny Technologies, Inc.	52,200	1,413,576
Nucor Corp.	38,000	1,689,860
United States Steel Corp.	46,200	1,836,450

		4,939,886

Multi-Utility 0.4%
CenterPoint Energy, Inc.	205,000	2,470,250

Multiline Retail 0.3%
J.C. Penney Co., Inc.	64,700	1,950,705

Oil, Gas & Consumable Fuels 8.9%
Apache Corp.	126,300	10,602,885
Chevron Corp.	87,482	6,077,374
ConocoPhillips	49,086	2,145,549
EOG Resources, Inc.	83,100	6,151,893
Exxon Mobil Corp.	299,333	21,070,050
Hess Corp.	159,940	8,828,688
Marathon Oil Corp.	66,400	2,141,400
Murphy Oil Corp.	49,000	2,851,800

		59,869,639

Pharmaceuticals 5.8%
Abbott Laboratories	51,600	2,321,484
Bristol-Myers Squibb Co.	107,500	2,337,050
Johnson & Johnson	292,410	17,804,845
Merck & Co., Inc.	67,900	2,037,679
Pfizer, Inc.	628,242	10,007,895
Schering-Plough Corp.	58,300	1,545,533
Wyeth	60,400	2,811,620

		38,866,106

Professional Services 0.8%
FTI Consulting, Inc. *	95,100	5,176,293

Real Estate Investment Trusts 0.4%
Annaly Capital Management, Inc.	80,000	1,348,000
Plum Creek Timber Co., Inc. (a)	50,000	1,564,000

		2,912,000

Road & Rail 1.1%
Canadian National Railway Co.	153,100	7,468,218

Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	621,215	11,958,389
NVIDIA Corp. *	307,800	3,979,854
Texas Instruments, Inc.	123,400	2,967,770

		18,906,013

Software 4.2%
Microsoft Corp.	644,800	15,165,696
Oracle Corp.	586,100	12,970,393

		28,136,089

Specialty Retail 4.0%
Best Buy Co., Inc.	50,400	1,883,448
Lowe’s Cos., Inc.	106,900	2,400,974
Sherwin-Williams Co. (The)	39,500	2,281,125
Staples, Inc.	302,325	6,354,871
TJX Cos., Inc.	235,300	8,524,919
Urban Outfitters, Inc. *	236,600	5,687,864

		27,133,201

Tobacco 2.2%
Philip Morris International, Inc.	320,100	14,916,660

Total Common Stocks (cost $616,474,297)		660,540,407

	Principal	Market
	Amount	Value
Repurchase Agreements 3.0%
Barclay’s Capital, 0.20%, dated 04/30/09, due 05/01/09, repurchase price $5,000,083, collateralized by U.S. Government Agency Mortgage 5.50%, maturing 04/01/39; total market value of $5,100,000 (b)	$5,000,000	5,000,000
Morgan Stanley, 0.20%, dated 07/31/09, due 08/03/09, repurchase price $2,417,501, collateralized by U.S. Government Agency Mortgages ranging 4.50% - 6.50%, maturing 12/01/17 - 08/01/39; total market value of $2,465,810 (b)	2,417,461	2,417,461
UBS Securities LLC, 0.19%, dated 07/31/09, due 08/03/09, repurchase price $12,726,560, collateralized by Treasury Bills 0.00%, maturing 08/06/09 - 10/08/09; total market value of $12,980,885	12,726,358	12,726,358

Total Repurchase Agreements (cost $20,143,819)		20,143,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Fund

	Principal	Market
	Amount	Value
Total Investments (cost $636,618,116) (c) — 101.1%		680,684,226

Liabilities in excess of other assets — (1.1)%		(7,277,304)

NET ASSETS — 100.0%		$673,406,922

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at July 31, 2009. The total value of securities on loan at July 31, 2009 was 7,258,223.

(b)	The securities that were purchased with cash collateral held from securities on loan. The total value of the securities as of July 31, 2009 were $7,417,461.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $664,277,881, tax unrealized appreciation and depreciation were $51,309,602 and $(34,903,257) respectively.

LLC	Limited Liability Company

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Money Market Fund

	Principal	Market
	Amount	Value
Certificates of Deposit 11.0%
Banks — Foreign 11.0%
Banco Bilbao Vizcaya Argentaria SA, 1.06%, 11/02/09	$25,000,000	$25,000,642
Barclays Bank PLC, 0.80%, 01/19/10	65,000,000	65,000,000
Branch Banking & Trust Co.
0.65%, 01/04/10	8,000,000	8,000,000
0.65%, 01/04/10	50,000,000	50,010,773
Calyon North America, Inc., 0.42%, 08/26/09	20,000,000	20,000,000
Calyon Securities, Inc., 0.36%, 10/13/09	72,000,000	72,000,000
Security Life of Denver Insurance Co., 2.91%, 08/14/09	20,000,000	20,000,000

Total Certificates of Deposit (cost $260,011,415)		260,011,415

Commercial Paper 65.3%(a)
Beverages 0.2%(b)
Coca-Cola Co. (The), 0.18%, 08/11/09	3,950,000	3,949,802

Chemicals-Diversified 6.6%(b)
BASF SE
0.37%, 08/27/09	25,000,000	24,993,320
0.50%, 09/25/09	20,000,000	19,984,722
0.80%, 11/16/09	78,000,000	77,814,533
E.I. du Pont de Nemours & Co., 0.18%, 08/26/09	35,000,000	34,995,625

		157,788,200

Diversified Financial Services 50.7%
Alpine Securitization Corp.(b)
0.25%, 08/11/09	14,000,000	13,999,028
0.24%, 08/19/09	100,000,000	99,988,000
Atlantic Asset Securitization LLC(b)
0.28%, 08/06/09	22,550,000	22,549,123
0.25%, 08/10/09	25,000,000	24,998,438
0.30%, 08/12/09	2,250,000	2,249,794
0.32%, 09/04/09	39,500,000	39,488,062
0.27%, 10/31/09	30,000,000	29,981,371
Barton Capital LLC(b)
0.27%, 09/09/09	40,018,000	40,006,295
0.31%, 10/16/09	12,259,000	12,250,977
Chariot Funding LLC(b)
0.20%, 08/04/09	76,000,000	75,998,733
0.23%, 08/27/09	35,000,000	34,994,186
Clipper Receivables Co. LLC, 0.24%, 08/17/09(b)	47,000,000	46,994,987
Edison Asset Securitization LLC(b)
0.47%, 08/05/09	25,000,000	24,998,694
0.35%, 09/02/09	2,000,000	1,999,378
0.60%, 12/11/09	40,800,000	40,710,240
Enterprise Funding Group LLC(b)
0.38%, 09/02/09	50,000,000	49,983,111
0.27%, 09/04/09	5,513,000	5,511,594
Fairway Finance Corp.(b)
0.18%, 08/03/09	10,000,000	9,999,900
0.26%, 08/12/09	20,000,000	19,998,411
0.42%, 08/17/09	40,000,000	39,992,533
0.33%, 10/13/09	28,347,000	28,328,031
FCAR Owners Trust I
1.25%, 08/14/09	80,740,000	80,703,555
1.40%, 09/01/09	10,000,000	9,987,944
General Electric Capital Corp.
0.30%, 09/21/09	20,000,000	19,991,500
0.39%, 12/01/09	10,000,000	9,986,783
Grampian Funding LLC, 0.40%, 08/03/09(b)	66,730,000	66,728,517
Royal Bank of Scotland PLC, 0.29%, 08/14/09	70,000,000	69,992,670
Salisbury Receivables Co.(b)
0.25%, 08/07/09	15,000,000	14,999,375
0.31%, 08/11/09	38,000,000	37,996,728
0.26%, 09/11/09	3,000,000	2,999,112
Starbird Funding Corp.(b)
0.55%, 08/06/09	10,000,000	9,999,236
0.40%, 09/03/09	36,000,000	35,986,800
0.35%, 09/23/09	30,000,000	29,984,542
0.30%, 10/22/09	42,000,000	41,971,300
Surrey Funding Corp., 0.38%, 10/01/09(b)	3,500,000	3,497,746
Ticonderoga Funding LLC(b)
0.53%, 08/03/09	10,000,000	9,999,706
0.27%, 08/17/09	17,000,000	16,997,960
Yorktown Capital LLC, 0.43%, 08/03/09(b)	75,000,000	74,998,208

		1,201,842,568

Food-Diversified 2.0%(b)
Coca-Cola Co. (The), 0.30%, 11/02/09	24,800,000	24,780,780
Nestle Capital Corp.
0.51%, 08/24/09	10,000,000	9,996,742
0.70%, 10/09/09	12,500,000	12,483,229

		47,260,751

Household Products 2.4%(b)
Procter & Gamble Co. (The)
0.20%, 08/03/09	34,775,000	34,774,614
0.18%, 08/17/09	21,200,000	21,198,304

		55,972,918

Pharmaceutical Preparations 2.2%(b)
Johnson & Johnson, 0.22%, 09/28/09	51,255,000	51,237,655

Sovereign 1.2%
Province of British Columbia Canada, 0.61%, 08/24/09	28,000,000	27,989,088

Total Commercial Paper (cost $1,546,040,982)		1,546,040,982

Corporate Bonds 1.2%(c)
Diversified Financial Services 0.9%
American Honda Finance Corp., 0.81%, 08/26/09(b)	15,000,000	15,000,000
General Electric Capital Corp., 1.02%, 05/10/10	7,044,000	6,888,491

		21,888,491

Household Products 0.3%
Procter & Gamble International Funding SCA, 1.22%, 02/08/10	6,000,000	6,000,000

Total Corporate Bonds (cost $27,888,491)		27,888,491

Government Mortgage Backed Agencies 2.5%
Federal Farm Credit Bank, Series 1, 1.10%, 11/20/09(c)	15,000,000	15,000,000
Federal Home Loan Banks
0.30%, 08/19/09(a)	5,000,000	4,999,250
1.17%, 11/05/09(c)	20,000,000	20,000,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
July 31, 2009 (Unaudited)
Nationwide Money Market Fund

	Principal	Market
	Amount	Value
Government Mortgage Backed Agencies(a) (continued)
Federal Home Loan Mortgage Corp., 4.13%, 11/30/09	$20,000,000	$20,208,161

Total Government Mortgage Backed Agencies (cost $60,207,411)		60,207,411

U.S. Government Sponsored & Agency Obligations 10.1%
Federal Home Loan Banks
0.80%, 06/18/10	29,300,000	29,300,000
0.80%, 06/22/10	10,000,000	10,000,000
0.70%, 06/25/10	20,000,000	20,000,000
0.72%, 06/28/10	35,000,000	35,000,000
0.55%, 08/04/10	25,000,000	24,983,197
Federal Home Loan Banks, Series 1
1.05%, 02/23/10	20,000,000	19,988,530
0.29%, 07/09/10(c)	100,000,000	100,000,000

Total U.S. Government Sponsored & Agency Obligations (cost $239,271,727)		239,271,727

Yankee Dollars 1.7%(c)
Pharmaceutical Preparations 1.7%
Astrazeneca PLC, 0.95%, 09/11/09	40,000,000	40,028,563

Total Yankee Dollars (cost $40,028,563)		40,028,563

Money Market Funds 9.3%(c)
Blackrock Liquidity Funds Tempcash Portfolio, 0.33%	110,096,804	110,096,804
Blackrock Liquidity Funds Tempfund Portfolio, 0.31%	110,693,914	110,693,914

Total Money Market Funds (cost $220,790,718)		220,790,718

Total Investments (cost $2,394,239,307) (d) — 101.1%		2,394,239,307

Liabilities in excess of other assets — (1.1)%		(25,166,716)

NET ASSETS — 100.0%		$2,369,072,591

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2009 was $1,342,389,442 which represents 56.66% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2009. The maturity date represents the actual maturity date.

(d)	At July 31, 2009, the tax basis cost of the fund’s investments was $2,394,239,307.

LLC	Limited Liability Company

PLC	Public Limited Company

SA	Stock Company

SCA	Limited partnership with share capital

SE	Sweden
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Destination 2010 Fund

		Market
	Shares	Value
Mutual Funds 74.6%
Equity Funds 47.3%
Credit Suisse Commodity Return Strategy Fund	71,725	$593,163
Nationwide International Index Fund, Institutional Class (a)	325,728	2,110,718
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	141,800	1,473,305
Nationwide S&P 500 Index Fund, Institutional Class (a)	575,777	4,773,196
Nationwide Small Cap Index Fund, Institutional Class (a)	74,504	634,770

Total Equity Funds (cost $8,700,555)		9,585,152

Fixed Income Funds 22.5%
Nationwide Bond Index Fund, Institutional Class (a)	268,618	2,960,171
Oppenheimer International Bond Fund, Class Y	193,317	1,200,499
T. Rowe Price High Yield Bond Fund	47,403	411,455

Total Fixed Income Funds (cost $4,409,720)		4,572,125

Money Market Fund 4.8%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	973,425	973,425

Total Money Market Fund (cost $973,425)		973,425

Total Mutual Funds (cost $14,083,700)		15,130,702

Exchange Traded Funds 24.9%
Equity Funds 3.1%
SPDR Dow Jones Wilshire International Real Estate Fund	6,511	205,422
Vanguard Emerging Markets Fund	5,924	209,058
Vanguard REIT Fund	6,186	212,489

Total Equity Funds (cost $491,249)		626,969

Fixed Income Funds 21.8%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	26,527	2,688,246
Vanguard Short-Term Bond Fund	21,771	1,731,666

Total Fixed Income Funds (cost $4,389,104)		4,419,912

Total Exchange Traded Funds (cost $4,880,353)		5,046,881

Total Investments (cost $18,964,053) (c) — 99.5%		20,177,583

Other assets in excess of liabilities — 0.5%		111,366

NET ASSETS — 100.0%		$20,288,949

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $20,627,399, tax unrealized appreciation and depreciation were $1,213,530 and $(1,663,346) respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Destination 2015 Fund

		Market
	Shares	Value
Mutual Funds 75.6%
Equity Funds 54.2%
Credit Suisse Commodity Return Strategy Fund	267,933	$2,215,806
Nationwide International Index Fund, Institutional Class (a)	1,186,760	7,690,206
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	454,113	4,718,231
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,683,221	13,953,901
Nationwide Small Cap Index Fund, Institutional Class (a)	278,390	2,371,879

Total Equity Funds (cost $27,606,326)		30,950,023

Fixed Income Funds 20.4%
Nationwide Bond Index Fund, Institutional Class (a)	801,928	8,837,252
Oppenheimer International Bond Fund, Class Y	360,777	2,240,427
T. Rowe Price High Yield Bond Fund	66,373	576,120

Total Fixed Income Funds (cost $11,320,992)		11,653,799

Money Market Fund 1.0%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	544,812	544,812

Total Money Market Fund (cost $544,812)		544,812

Total Mutual Funds (cost $39,472,130)		43,148,634

Exchange Traded Funds 24.4%
Equity Funds 4.2%
SPDR Dow Jones Wilshire International Real Estate Fund	18,630	587,776
Vanguard Emerging Markets Fund	33,255	1,173,569
Vanguard REIT Fund	18,363	630,769

Total Equity Funds (cost $1,772,766)		2,392,114

Fixed Income Funds 20.2%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	70,544	7,148,929
Vanguard Short-Term Bond Fund	55,416	4,407,789

Total Fixed Income Funds (cost $11,480,761)		11,556,718

Total Exchange Traded Funds (cost $13,253,527)		13,948,832

Total Investments (cost $52,725,657) (c) — 100.0%		57,097,466

Liabilities in excess of other assets — 0.0%		(12,514)

NET ASSETS — 100.0%		$57,084,952

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $56,905,098, tax unrealized appreciation and depreciation were $4,371,877 and $(4,179,509) respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Destination 2020 Fund

		Market
	Shares	Value
Mutual Funds 79.4%
Equity Funds 62.1%
Credit Suisse Commodity Return Strategy Fund	255,231	$2,110,761
Nationwide International Index Fund, Institutional Class (a)	1,387,804	8,992,970
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	485,422	5,043,531
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,732,467	14,362,151
Nationwide Small Cap Index Fund, Institutional Class (a)	396,778	3,380,552

Total Equity Funds (cost $32,847,047)		33,889,965

Fixed Income Fund 16.3%(a)
Nationwide Bond Index Fund, Institutional Class	809,329	8,918,808

Total Fixed Income Fund (cost $8,756,869)		8,918,808

Money Market Fund 1.0%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	517,715	517,715

Total Money Market Fund (cost $517,715)		517,715

Total Mutual Funds (cost $42,121,631)		43,326,488

Exchange Traded Funds 20.5%
Equity Funds 6.2%
SPDR Dow Jones Wilshire International Real Estate Fund	17,630	556,227
Vanguard Emerging Markets Fund	48,072	1,696,461
Vanguard REIT Fund	33,500	1,150,725

Total Equity Funds (cost $2,811,153)		3,403,413

Fixed Income Funds 14.3%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	51,349	5,203,708
Vanguard Short-Term Bond Fund	32,764	2,606,048

Total Fixed Income Funds (cost $7,777,574)		7,809,756

Total Exchange Traded Funds (cost $10,588,727)		11,213,169

Total Investments (cost $52,710,358) (c) — 99.9%		54,539,657

Other assets in excess of liabilities — 0.1%		36,914

NET ASSETS — 100.0%		$54,576,571

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $55,526,487, tax unrealized appreciation and depreciation were $2,017,364 and $(3,004,194) respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Destination 2025 Fund

		Market
	Shares	Value
Mutual Funds 84.2%
Equity Funds 70.9%
Credit Suisse Commodity Return Strategy Fund	238,668	$1,973,786
Nationwide International Index Fund, Institutional Class (a)	1,461,548	9,470,832
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	555,403	5,770,634
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,809,334	14,999,381
Nationwide Small Cap Index Fund, Institutional Class (a)	495,253	4,219,556

Total Equity Funds (cost $35,272,724)		36,434,189

Fixed Income Fund 12.4%(a)
Nationwide Bond Index Fund, Institutional Class	579,891	6,390,397

Total Fixed Income Fund (cost $6,269,331)		6,390,397

Money Market Fund 0.9%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	485,052	485,052

Total Money Market Fund (cost $485,052)		485,052

Total Mutual Funds (cost $42,027,107)		43,309,638

Exchange Traded Funds 15.7%
Equity Funds 6.2%
SPDR Dow Jones Wilshire International Real Estate Fund	16,488	520,196
Vanguard Emerging Markets Fund	44,948	1,586,215
Vanguard REIT Fund	31,307	1,075,396

Total Equity Funds (cost $2,615,247)		3,181,807

Fixed Income Funds 9.5%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	33,626	3,407,659
Vanguard Short-Term Bond Fund	18,393	1,462,979

Total Fixed Income Funds (cost $4,842,850)		4,870,638

Total Exchange Traded Funds (cost $7,458,097)		8,052,445

Total Investments (cost $49,485,204) (c) — 99.9%		51,362,083

Other assets in excess of liabilities — 0.1%		39,591

NET ASSETS — 100.0%		$51,401,674

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $51,576,259, tax unrealized appreciation and depreciation were $2,022,542 and $(2,236,718) respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Destination 2030 Fund

		Market
	Shares	Value
Mutual Funds 89.0%
Equity Funds 77.6%
Credit Suisse Commodity Return Strategy Fund	363,355	$3,004,948
Nationwide International Index Fund, Institutional Class (a)	1,980,583	12,834,174
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	738,947	7,677,662
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,358,779	19,554,279
Nationwide Small Cap Index Fund, Institutional Class (a)	679,480	5,789,172

Total Equity Funds (cost $44,829,350)		48,860,235

Fixed Income Fund 10.5%(a)
Nationwide Bond Index Fund, Institutional Class	598,261	6,592,837

Total Fixed Income Fund (cost $6,471,229)		6,592,837

Money Market Fund 0.9%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	591,299	591,299

Total Money Market Fund (cost $591,299)		591,299

Total Mutual Funds (cost $51,891,878)		56,044,371

Exchange Traded Funds 11.0%
Equity Funds 7.2%
SPDR Dow Jones Wilshire International Real Estate Fund	20,134	635,228
Vanguard Emerging Markets Fund	73,245	2,584,816
Vanguard REIT Fund	38,251	1,313,922

Total Equity Funds (cost $3,330,283)		4,533,966

Fixed Income Fund 3.8%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	23,453	2,376,727

Total Fixed Income Fund (cost $2,363,291)		2,376,727

Total Exchange Traded Funds (cost $5,693,574)		6,910,693

Total Investments (cost $57,585,452) (c) — 100.0%		62,955,064

Other assets in excess of liabilities — 0.0%		21,766

NET ASSETS — 100.0%		$62,976,830

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $60,306,662, tax unrealized appreciation and depreciation were $5,385,748 and $(2,737,346) respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Destination 2035 Fund

		Market
	Shares	Value
Mutual Funds 91.8%
Equity Funds 81.4%
Credit Suisse Commodity Return Strategy Fund	150,673	$1,246,064
Nationwide International Index Fund, Institutional Class (a)	901,410	5,841,136
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	331,210	3,441,272
Nationwide S&P 500 Index Fund, Institutional Class (a)	976,012	8,091,141
Nationwide Small Cap Index Fund, Institutional Class (a)	312,372	2,661,412

Total Equity Funds (cost $21,428,108)		21,281,025

Fixed Income Fund 9.5%(a)
Nationwide Bond Index Fund, Institutional Class	225,234	2,482,074

Total Fixed Income Fund (cost $2,436,923)		2,482,074

Money Market Fund 0.9%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	244,944	244,944

Total Money Market Fund (cost $244,944)		244,944

Total Mutual Funds (cost $24,109,975)		24,008,043

Exchange Traded Funds 8.1%
Equity Funds 8.1%
SPDR Dow Jones Wilshire International Real Estate Fund	16,608	523,983
Vanguard Emerging Markets Fund	30,194	1,065,546
Vanguard REIT Fund	15,771	541,734

Total Exchange Traded Funds (cost $1,854,870)		2,131,263

Total Investments (cost $25,964,845) (c) — 99.9%		26,139,306

Other assets in excess of liabilities — 0.1%		16,747

NET ASSETS — 100.0%		$26,156,053

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $26,286,204, tax unrealized appreciation and depreciation were $500,338 and $(647,236) respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Destination 2040 Fund

		Market
	Shares	Value
Mutual Funds 90.8%
Equity Funds 85.2%
Credit Suisse Commodity Return Strategy Fund	125,732	$1,039,806
Nationwide International Index Fund, Institutional Class (a)	787,267	5,101,492
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	276,668	2,874,585
Nationwide S&P 500 Index Fund, Institutional Class (a)	841,698	6,977,672
Nationwide Small Cap Index Fund, Institutional Class (a)	313,072	2,667,375

Total Equity Funds (cost $18,186,433)		18,660,930

Fixed Income Fund 4.7%(a)
Nationwide Bond Index Fund, Institutional Class	93,997	1,035,842

Total Fixed Income Fund (cost $1,016,714)		1,035,842

Money Market Fund 0.9%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	204,426	204,426

Total Money Market Fund (cost $204,426)		204,426

Total Mutual Funds (cost $19,407,573)		19,901,198

Exchange Traded Funds 9.2%
Equity Funds 9.2%
SPDR Dow Jones Wilshire International Real Estate Fund	13,949	440,091
Vanguard Emerging Markets Fund	31,702	1,118,764
Vanguard REIT Fund	13,246	455,000

Total Exchange Traded Funds (cost $1,621,886)		2,013,855

Total Investments (cost $21,029,459) (c) — 100.0%		21,915,053

Other assets in excess of liabilities — 0.0%		1,071

NET ASSETS — 100.0%		$21,916,124

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $21,711,020, tax unrealized appreciation and depreciation were $927,024 and $(722,991) respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Destination 2045 Fund

		Market
	Shares	Value
Mutual Funds 88.8%
Equity Funds 84.1%
Credit Suisse Commodity Return Strategy Fund	51,073	$422,376
Nationwide International Index Fund, Institutional Class (a)	318,644	2,064,813
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	111,976	1,163,426
Nationwide S&P 500 Index Fund, Institutional Class (a)	330,020	2,735,865
Nationwide Small Cap Index Fund, Institutional Class (a)	126,729	1,079,731

Total Equity Funds (cost $6,897,694)		7,466,211

Fixed Income Fund 3.8%(a)
Nationwide Bond Index Fund, Institutional Class	30,478	335,867

Total Fixed Income Fund (cost $329,591)		335,867

Money Market Fund 0.9%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	82,895	82,895

Total Money Market Fund (cost $82,895)		82,895

Total Mutual Funds (cost $7,310,180)		7,884,973

Exchange Traded Funds 11.1%
Equity Funds 11.1%
SPDR Dow Jones Wilshire International Real Estate Fund	5,614	177,122
Vanguard Emerging Markets Fund	15,291	539,619
Vanguard REIT Fund	7,990	274,456

Total Exchange Traded Funds (cost $812,916)		991,197

Total Investments (cost $8,123,096) (c) — 99.9%		8,876,170

Other assets in excess of liabilities — 0.1%		4,950

NET ASSETS — 100.0%		$8,881,120

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $9,018,429, tax unrealized appreciation and depreciation were $766,913 and $(909,172) respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Destination 2050 Fund

		Market
	Shares	Value
Mutual Funds 88.8%
Equity Funds 84.1%
Credit Suisse Commodity Return Strategy Fund	100,317	$829,624
Nationwide International Index Fund, Institutional Class (a)	683,509	4,429,141
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	221,028	2,296,477
Nationwide S&P 500 Index Fund, Institutional Class (a)	609,315	5,051,218
Nationwide Small Cap Index Fund, Institutional Class (a)	250,130	2,131,105

Total Equity Funds (cost $12,510,198)		14,737,565

Fixed Income Fund 3.8%(a)
Nationwide Bond Index Fund, Institutional Class	60,104	662,344

Total Fixed Income Fund (cost $650,888)		662,344

Money Market Fund 0.9%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	163,375	163,375

Total Money Market Fund (cost $163,375)		163,375

Total Mutual Funds (cost $13,324,461)		15,563,284

Exchange Traded Funds 11.1%
Equity Funds 11.1%
SPDR Dow Jones Wilshire International Real Estate Fund	11,035	348,154
Vanguard Emerging Markets Fund	30,118	1,062,864
Vanguard REIT Fund	15,731	540,360

Total Exchange Traded Funds (cost $1,348,187)		1,951,378

Total Investments (cost $14,672,648) (c) — 99.9%		17,514,662

Other assets in excess of liabilities — 0.1%		20,127

NET ASSETS — 100.0%		$17,534,789

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was 15,720,090, tax unrealized appreciation was $1,794,572.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
July 31, 2009 (Unaudited)
Nationwide Retirement Income Fund

		Market
	Shares	Value
Mutual Funds 56.7%
Equity Funds 29.0%
Credit Suisse Commodity Return Strategy Fund	40,884	$338,111
Nationwide International Index Fund, Institutional Class (a)	92,978	602,494
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	23,125	240,264
Nationwide S&P 500 Index Fund, Institutional Class (a)	257,131	2,131,615

Total Equity Funds (cost $2,854,671)		3,312,484

Fixed Income Funds 17.0%
Nationwide Bond Index Fund, Institutional Class (a)	71,485	787,765
Oppenheimer International Bond Fund, Class Y	147,032	913,068
T. Rowe Price High Yield Bond Fund	27,052	234,810

Total Fixed Income Funds (cost $1,841,407)		1,935,643

Money Market Fund 10.7%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.00%	1,220,514	1,220,514

Total Money Market Fund (cost $1,220,514)		1,220,514

Total Mutual Funds (cost $5,916,592)		6,468,641

Exchange Traded Funds 43.6%
Equity Funds 2.1%
SPDR Dow Jones Wilshire International Real Estate Fund	3,816	120,395
Vanguard REIT Fund	3,624	124,484

Total Equity Funds (cost $188,760)		244,879

Fixed Income Funds 41.5%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	26,683	2,704,055
Vanguard Short-Term Bond Fund	25,549	2,032,168

Total Fixed Income Funds (cost $4,699,661)		4,736,223

Total Exchange Traded Funds (cost $4,888,421)		4,981,102

Total Investments (cost $10,805,013) (c) — 100.3%		11,449,743

Liabilities in excess of other assets — (0.3)%		(37,554)

NET ASSETS — 100.0%		$11,412,189

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2009.

(c)	At July 31, 2009, the tax basis cost of the fund’s investments was $11,468,520, tax unrealized appreciation and depreciation were $644,730 and $(663,507) respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Notes to Statement of Investments (unaudited)

1. Financial Accounting Standards No. 157
The securities and other assets of each Fund are valued pursuant to the pricing policies and procedures approved by the Board of Trustees of the Trust. Effective November 1, 2008, the Funds adopted Financial Accounting Standards Board Statement (“FASB”) of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs refer broadly to the assumptions that market participants would use to make valuation decisions. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three levels of the fair value hierarchy of inputs under FAS 157 are as summarized below:
•	Level 1- quoted prices in active markets for identical assets.

•	Level 2- other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3- significant unobservable inputs (including Fund’s own assumption in determining the fair value of investments)
Fair value for purposes of FAS 157 is different from “fair value” as used in the Investment Company Act of 1940. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.
The following is a summary of the inputs used to value the Fund’s net assets as July 31, 2009:

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
Fund Name/ Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Nationwide International Value Fund
Common Stocks	$10,443,973	$110,622,072	$—	$121,066,045
Preferred Stocks	—	18,646	—	18,646
Rights	21,910	—	—	21,910
Repurchase Agreements	—	6,795,899	—	6,795,899
Forward Foreign Currency Contracts	—	(201,688)	—	(201,688)
Total	10,465,883	117,234,929	—	127,700,812

Nationwide Large Cap Value Fund
Common Stocks	15,525,510	—	—	15,525,510
Repurchase Agreement	—	135,443	—	135,443
Total	15,525,510	135,443	—	15,660,953

Nationwide U.S. Small Cap Value Fund
Common Stocks	25,474,813	—	—	25,474,813
Rights	403	—	—	403
Repurchase Agreement	—	160,236	—	160,236
Total	25,475,216	160,236	—	25,635,452

Nationwide Value Fund
Common Stocks	1,482,963	—	—	1,482,963
Repurchase Agreement	—	153,198	—	153,198
Total	1,482,963	153,198	—	1,636,161

Nationwide Value Opportunities Fund
Common Stocks	6,305,421	—	—	6,305,421
Total	6,305,421	—	—	6,305,421

Nationwide Bond Fund
Asset-Backed Securities	—	1,659,612	—	1,659,612
Collateralized Mortgage Obligations	—	7,245,244	—	7,245,244
Commercial Mortgage Backed Securities	—	8,981,931	—	8,981,931
Corporate Bonds	—	37,084,399	—	37,084,399
Municipal Bonds	—	643,697	—	643,697
Yankee Dollars	—	902,696	—	902,696
U.S. Government Sponsored & Agency Obligations	—	14,217,554	—	14,217,554
U.S. Government Sponsored Mortgage-Backed Obligations	—	5,180,411	—	5,180,411
Repurchase Agreement	—	7,781,813	—	7,781,813
Total	—	83,697,357	—	83,697,357

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
Fund Name/ Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Nationwide Enhanced Income Fund
Asset-Backed Securities	—	32,069,341	—	32,069,341
Collateralized Mortgage Obligations	—	23,953,601	—	23,953,601
Commercial Mortgage Backed Securities	—	13,351,648	—	13,351,648
Corporate Bonds	—	47,731,283	—	47,731,283
Sovereign Bonds	—	4,736,931	—	4,736,931
Yankee Dollars	—	1,737,471	—	1,737,471
U.S. Government Sponsored & Agency Obligations	—	56,083,509	—	56,083,509
U.S. Government Sponsored Mortgage-Backed Obligations	—	777,768	—	777,768
Repurchase Agreement	—	9,091,657	—	9,091,657
Total	—	189,533,209	—	189,533,209

Nationwide Government Bond Fund
Collateralized Mortgage Obligations	—	47,170,678	—	47,170,678
U.S. Government Mortgage-Backed Agencies	—	56,477,177	—	56,477,177
U.S. Government Sponsored & Agency Obligations	—	56,123,256	—	56,123,256
Total	—	159,771,111	—	159,771,111

Nationwide Short Duration Bond Fund
Asset-Backed Securities	—	13,547,908	—	13,547,908
Collateralized Mortgage Obligations	—	5,924,330	—	5,924,330
Commercial Mortgage Backed Securities	—	8,878,682	—	8,878,682
Corporate Bonds	—	7,413,463	—	7,413,463
U.S. Government Sponsored & Agency Obligations	—	29,118,468	—	29,118,468
Yankee Dollars	—	668,209	—	668,209
Repurchase Agreement	—	2,208,806	—	2,208,806
Total	—	67,759,866	—	67,759,866

Nationwide Bond Index Fund
Asset-Backed Securities	—	8,301,368	—	8,301,368
Commercial Mortgage Backed Securities	—	35,305,205	—	35,305,205
Corporate Bonds	—	178,926,357	—	178,926,357
Municipal Bonds	—	1,942,263	—	1,942,263
Sovereign Bonds	—	21,935,811	—	21,935,811
U.S. Government Mortgage-Backed Agencies	—	353,821,629	—	353,821,629
U.S. Government Sponsored & Agency Obligations	—	288,527,217	—	288,527,217
Yankee Dollars	—	9,071,528	—	9,071,528
Repurchase Agreements	—	165,576,433	—	165,576,433
Total	—	1,063,407,811	—	1,063,407,811

Nationwide International Index Fund
Common Stocks	—	1,441,614,347	—	1,441,614,347
Preferred Stocks	—	5,040,934	—	5,040,934
Exchange Traded Fund	2,437,828	—	—	2,437,828
Rights	—	53,305	—	53,305
Warrants	—	7,873	—	7,873
Futures	928,798	—	—	928,798
Forward Foreign Currency Contracts	—	1,170,004	—	1,170,004
Repurchase Agreements	—	74,307,405	—	74,307,405
Total	3,366,626	1,522,193,868	—	1,525,560,494

Nationwide Mid Cap Market Index Fund
Common Stocks	675,007,951	—	—	675,007,951
Futures	2,325,825	—	—	2,325,825
Repurchase Agreements	—	71,266,134	—	71,266,134
Total	677,333,776	71,266,134	—	748,599,910

Nationwide S&P 500 Index Fund
Common Stocks	1,845,420,543	—	—	1,845,420,543
Futures	6,133,054	—	—	6,133,054
Repurchase Agreements	—	123,814,693	—	123,814,693
Total	1,851,553,597	123,814,693	—	1,975,368,290

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
Fund Name/ Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Nationwide Small Cap Index Fund
Common Stocks	353,919,861	—	—	353,919,861
Warrants	18	—	—	18
Futures	1,466,895	—	—	1,466,895
Repurchase Agreements	—	42,708,586	—	42,708,586
Total	355,386,774	42,708,586	—	398,095,360

Nationwide Investor Destinations Aggressive Fund
Mutual Funds	825,840,437	—	—	825,840,437
Total	825,840,437	—	—	825,840,437

Nationwide Investor Destinations Moderately Aggressive Fund
Mutual Funds	1,360,908,196	—	—	1,360,908,196
Fixed Contract	—	25,730,801	—	25,730,801
Total	1,360,908,196	25,730,801	—	1,386,638,997

Nationwide Investor Destinations Moderate Fund
Mutual Funds	1,127,381,171	—	—	1,127,381,171
Fixed Contract	—	69,315,905	—	69,315,905
Total	1,127,381,171	69,315,905	—	1,196,697,076

Nationwide Investor Destinations Moderately Conservative Fund
Mutual Funds	356,748,811	—	—	356,748,811
Fixed Contract	—	31,540,723	—	31,540,723
Total	356,748,811	31,540,723	—	388,289,534

Nationwide Investor Destinations Conservative Fund
Mutual Funds	242,180,255	—	—	242,180,255
Fixed Contract	—	34,726,805	—	34,726,805
Total	242,180,255	34,726,805	—	276,907,060

Nationwide Growth Fund
Common Stocks	124,392,712	—	—	124,392,712
Repurchase Agreement	—	2,541,483	—	2,541,483
Total	124,392,712	2,541,483	—	126,934,195

Nationwide Fund
Common Stocks	660,540,407	—	—	660,540,407
Repurchase Agreements	—	20,143,819	—	20,143,819
Total	660,540,407	20,143,819	—	680,684,226

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
Fund Name/ Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Nationwide Money Market Fund
Certificates of Deposit	—	260,011,415	—	260,011,415
Commercial Paper	—	1,546,040,982	—	1,546,040,982
Corporate Bonds	—	27,888,491	—	27,888,491
Government Mortgage-Backed Agencies	—	60,207,411	—	60,207,411
U.S. Government Sponsored & Agency Obligations	—	239,271,727	—	239,271,727
Yankee Dollars	—	40,028,563	—	40,028,563
Money Market Funds	220,790,718	—	—	220,790,718
Total	220,790,718	2,173,448,589	—	2,394,239,307

Nationwide Destination 2010 Fund
Mutual Funds	15,130,702	—	—	15,130,702
Exchange Traded Funds	5,046,881	—	—	5,046,881
Total	20,177,583	—	—	20,177,583

Nationwide Destination 2015 Fund
Mutual Funds	43,148,634	—	—	43,148,634
Exchange Traded Funds	13,948,832	—	—	13,948,832
Total	57,097,466	—	—	57,097,466

Nationwide Destination 2020 Fund
Mutual Funds	43,326,488	—	—	43,326,488
Exchange Traded Funds	11,213,169	—	—	11,213,169
Total	54,539,657	—	—	54,539,657

Nationwide Destination 2025 Fund
Mutual Funds	43,309,638	—	—	43,309,638
Exchange Traded Funds	8,052,445	—	—	8,052,445
Total	51,362,083	—	—	51,362,083

Nationwide Destination 2030 Fund
Mutual Funds	56,044,371	—	—	56,044,371
Exchange Traded Funds	6,910,693	—	—	6,910,693
Total	62,955,064	—	—	62,955,064

Nationwide Destination 2035 Fund
Mutual Funds	24,008,043	—	—	24,008,043
Exchange Traded Funds	2,131,263	—	—	2,131,263
Total	26,139,306	—	—	26,139,306

Nationwide Destination 2040 Fund
Mutual Funds	19,901,198	—	—	19,901,198
Exchange Traded Funds	2,013,855	—	—	2,013,855
Total	21,915,053	—	—	21,915,053

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
Fund Name/ Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Nationwide Destination 2045 Fund
Mutual Funds	7,884,973	—	—	7,884,973
Exchange Traded Funds	991,197	—	—	991,197
Total	8,876,170	—	—	8,876,170

Nationwide Destination 2050 Fund
Mutual Funds	15,563,284	—	—	15,563,284
Exchange Traded Funds	1,951,378	—	—	1,951,378
Total	17,514,662	—	—	17,514,662

Nationwide Retirement Income Fund
Mutual Funds	6,468,641	—	—	6,468,641
Exchange Traded Funds	4,981,102	—	—	4,981,102
Total	11,449,743	—	—	11,449,743

Total	$16,396,571,619	$11,575,848,516	$—	$28,024,870,185

-	Amounts designated as “—” are zero or have been rounded to zero.

2. Credit Derivatives
In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position.
The following is a summary of the market values of derivative instruments as of July 31, 2009:
Fair Values of Derivative Instruments as of July 31, 2009

Derivatives not accounted for as hedging	Asset	Liability
instruments under Statement 133	Derivatives	Derivatives
Nationwide International Value Fund Forward foreign currency contracts	$870,612	$(1,072,300)

Nationwide International Index Fund Futures contracts	928,798	—

Nationwide International Index Fund Forward foreign currency contracts	2,328,145	(1,158,141)

Nationwide Mid Cap Market Index Fund Futures contracts	2,325,825	—

Nationwide S&P 500 Index Fund Futures contracts	6,133,054	—

Nationwide Small Cap Index Fund Futures contracts	1,466,895	—

-	Amounts designated as “—” are zero or have been rounded to zero.
Forward Foreign Currency Contracts
The Funds are subject to foreign currency exchange risk in the normal course of pursuing their objectives. The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Funds enter into a forward foreign currency contract, they are exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Funds are subject to equity price risk in the normal course of pursuing their investment objective. The Funds may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Funds may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.
Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, a Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value.
Under a futures contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price. A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	MICHAEL S. SPANGLER
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 24, 2009

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2009